                                                     REGISTRATION NO.333-207014
                                                     REGISTRATION NO. 811-22886
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-6
                         REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [X]
                      POST-EFFECTIVE AMENDMENT NO. 4    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 21           [X]

                               -----------------

                        MONY AMERICA VARIABLE ACCOUNT K
                             (EXACT NAME OF TRUST)

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                               -----------------

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                    MONY LIFE INSURANCE COMPANY OF AMERICA
                525 WASHINGTON BOULEVARD, JERSEY CITY, NJ 07310
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective

It is proposed that this filing will become effective: (check appropriate box)
    [_]immediately upon filing pursuant to paragraph (b) of Rule 485
    [X]on May 1, 2019 pursuant to paragraph (b) of Rule 485
    [_]60 days after filing pursuant to paragraph (a)(l) of Rule 485
    [_]on            pursuant to paragraph (a)(l) of rule 485
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485
    [_]on            pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
    [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  TITLE OF SECURITIES BEING     Units of interest in MONY America Variable
        REGISTERED:                           Account K

================================================================================

                                     NOTE

This Post-Effective Amendment No. 4 ("PEA") to the Form N-6 Registration Statement No. 333-207014 ("Registration Statement") of MONY Life Insurance Company of America ("MONY America") and its Variable Account K is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus, Supplement and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-6. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

IncentiveLife Optimizer(R) III

An individual flexible premium variable life insurance policy issued by MONY Life Insurance Company of America ("MONY America" or the "Company") with variable investment options offered under MONY America Variable Account K.


PROSPECTUS DATED MAY 1, 2019


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

This prospectus describes the IncentiveLife Optimizer(R) III policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. Certain optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. To make this prospectus easier to read, we sometimes use different words than the policy. MONY America or your financial professional can provide any further explanation about your policy.


Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.


For information about income, estate and gift taxes in connection with life insurance policies as well as possible estate and gift tax consequences, please see the Tax information section later in this prospectus, including the information under "Estate, gift, and generation-skipping taxes".

WHAT IS INCENTIVELIFE OPTIMIZER(R) III?

IncentiveLife Optimizer(R) III provides life insurance coverage, plus the opportunity for you to earn a return in (i) our guaranteed interest option,
(ii) an investment option we refer to as the Market Stabilizer Option(R), which is described in the separate Market Stabilizer Option(R) prospectus and/or
(iii) one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. 1290 VT Convertible Securities
.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT SmartBeta Equity
.. 1290 VT Socially Responsible
.. All Asset Growth-Alt 20

.. American Funds Insurance Series(R) Global Small Capitalization Fund .. American Funds Insurance Series(R) New World Fund(R)
.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/Conservative Growth Strategy/(1)(2)/
.. EQ/Conservative Strategy/(1)(2)/
.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/Fidelity Institutional AM(R) Large Cap
.. EQ/Franklin Rising Dividends
.. EQ/Franklin Strategic Income
.. EQ/Global Bond PLUS
.. EQ/Global Equity Managed Volatility/(2)/
.. EQ/Goldman Sachs Mid Cap Value
.. EQ/Growth Strategy/(1)(2)/
.. EQ/Intermediate Government Bond
.. EQ/International Core Managed Volatility/(2)/
.. EQ/International Equity Index
.. EQ/International Managed Volatility/(2)/

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

.. EQ/400 Managed Volatility/(2)/
.. EQ/500 Managed Volatility/(2)/
.. EQ/2000 Managed Volatility/(2)/
.. EQ/AB Small Cap Growth/(2)/
.. EQ/American Century Mid Cap Value
.. EQ/Balanced Strategy/(1)(2)/
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/ClearBridge Large Cap Growth/(2)/
.. EQ/Common Stock Index
.. EQ/Large Cap Core Managed Volatility/(2)/
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Growth Managed Volatility/(2)/
.. EQ/Large Cap Value Index
.. EQ/Large Cap Value Managed Volatility/(2)/
.. EQ/Lazard Emerging Markets Equity
.. EQ/Loomis Sayles Growth/(2)/
.. EQ/MFS International Growth
.. EQ/MFS(R) International Value
.. EQ/Mid Cap Index
.. EQ/Mid Cap Value Managed Volatility/(2)/
.. EQ/Moderate Growth Strategy/(1)(2)/
.. EQ/Money Market
.. EQ/PIMCO Real Return
.. EQ/PIMCO Total Return

.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income


.. Fidelity(R) VIP Growth & Income
.. Fidelity(R) VIP Mid Cap
.. Franklin Mutual Shares VIP

.. EQ/International Value Managed Volatility/(2)/
.. EQ/Invesco Comstock
.. EQ/Invesco Global Real Estate
.. EQ/Invesco International Growth
.. EQ/Ivy Energy
.. EQ/Ivy Mid Cap Growth
.. EQ/Ivy Science and Technology
.. EQ/Janus Enterprise/(2)/
.. EQ/JPMorgan Value Opportunities

.. Franklin Small Cap Value VIP


.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity


.. Ivy VIP High Income

.. Ivy VIP Small Cap Growth

.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. PIMCO CommodityRealReturn(R) Strategy


.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
.. T.Rowe Price Equity Income II
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------

(1)Also referred to as an "EQ Strategic Allocation investment option" in this prospectus.
(2)This is the variable investment option's new name, effective on or about May 20, 2019, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.


--------------------------------------------------------------------------------
ONE OF THE INVESTMENT OPTIONS AVAILABLE TO YOU UNDER YOUR INCENTIVELIFE OPTIMIZER(R) III POLICY IS THE MARKET STABILIZER OPTION(R) ("MSO"). IF YOU ARE INTERESTED IN ALLOCATING AMOUNTS TO THE MSO, PLEASE REFER TO THE SUPPLEMENT ACCOMPANYING THIS PROSPECTUS AND THE SEPARATE MSO PROSPECTUS, WHICH CONTAIN ADDITIONAL INFORMATION RELATING TO THE MSO. IF YOU DID NOT RECEIVE AN MSO PROSPECTUS AND WISH TO OBTAIN ONE, PLEASE CALL US AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).
--------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                        #643190

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more detailed information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free. If you are the policy's owner and the insured person, the death benefit will generally be includible in your estate for purposes of federal estate tax.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER MONY AMERICA POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with IncentiveLife Optimizer(R) III or another policy may not be to your advantage. You can contact us to find out more about any other MONY America insurance policy.


ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS (PURSUANT TO RULE 30E-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a web-site, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company or your financial intermediary by calling 1-800-777-6510.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. Your election to receive reports in paper will apply to all portfolio companies available under your policy.

Contents of this Prospectus

--------------------------------------------------------------------------------


Definitions of Key Terms                                                      5

--------------------------------------------------------------------------------
1. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY                    7
--------------------------------------------------------------------------------
Tables of policy charges                                                      7
How we allocate charges among your investment options                        10
Changes in charges                                                           10

--------------------------------------------------------------------------------
2. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS                 11
--------------------------------------------------------------------------------
How you can pay for and contribute to your policy                            11
The minimum amount of premiums you must pay                                  11
You can guarantee that your policy will not terminate before a certain date  12
You can receive an accelerated death benefit under the Long-Term Care
  Services/SM/ Rider                                                         12
Investment options within your policy                                        13
About your life insurance benefit                                            13
Alternative higher death benefit in certain cases                            14
You can increase or decrease your insurance coverage                         15
Accessing your money                                                         16
Risks of investing in a policy                                               16
How the IncentiveLife Optimizer(R) III variable life insurance policy is
  available                                                                  17

--------------------------------------------------------------------------------
3. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                            18
--------------------------------------------------------------------------------
How to reach us                                                              19
About our MONY America Variable Account K                                    19
Your voting privileges                                                       20
About the Trusts                                                             20

--------------------------------------------------------------------------------
4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                        21
--------------------------------------------------------------------------------
Portfolios of the Trusts                                                     22

--------------------------------------------------------------------------------
5. DETERMINING YOUR POLICY'S VALUE                                           31
--------------------------------------------------------------------------------
Your policy account value                                                    31


-------------

"We," "our," "us" and the "Company" refer to MONY America. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.


When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.


When we use the word "state" we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer IncentiveLife Optimizer(R) III anywhere such offers are not lawful. MONY America does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by MONY America.

                          CONTENTS OF THIS PROSPECTUS

--------------------------------------------------------------------------------
6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                      32
--------------------------------------------------------------------------------
Transfers you can make                                                       32
How to make transfers                                                        32
Our automatic transfer service                                               32
Our asset rebalancing service                                                33

--------------------------------------------------------------------------------
7. ACCESSING YOUR MONEY                                                      34
--------------------------------------------------------------------------------
Borrowing from your policy                                                   34
Loan extension (for guideline premium test policies only)                    35
Making withdrawals from your policy                                          35
Surrendering your policy for its net cash surrender value                    36
Your option to receive a terminal illness living benefit under the Living
  Benefits Rider                                                             36

--------------------------------------------------------------------------------
8. TAX INFORMATION                                                           37
--------------------------------------------------------------------------------
Basic income tax treatment for you and your beneficiary                      37
Tax treatment of distributions to you (loans, partial withdrawals, and full
  surrender)                                                                 37
Tax treatment of Living Benefits Rider or Long-Term Care Services/SM/ Rider
  under a policy with the applicable rider                                   38
Business and employer owned policies                                         39
Requirement that we diversify investments                                    40
Estate, gift, and generation-skipping taxes                                  40
Pension and profit-sharing plans                                             40
Split-dollar and other employee benefit programs                             40
ERISA                                                                        40
3.8% Tax on Net Investment Income or "NII"                                   40
Our taxes                                                                    40
Tax withholding and information reporting                                    41
Possibility of future tax changes and other tax information                  41

--------------------------------------------------------------------------------
9. MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS                       43
--------------------------------------------------------------------------------
Guarantee premium test for the no-lapse guarantee                            43
Other benefits you can add by rider                                          43
Customer loyalty credit                                                      47
Variations among IncentiveLife Optimizer(R) III policies                     48
Your options for receiving policy proceeds                                   48
Your right to cancel within a certain number of days                         48

--------------------------------------------------------------------------------
10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                            50
--------------------------------------------------------------------------------
Deducting policy charges                                                     50
Charges that the Trusts deduct                                               53


--------------------------------------------------------------------------------
11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY              54
--------------------------------------------------------------------------------
Dates and prices at which policy events occur                                54
Policy issuance                                                              55
Ways to make premium and loan payments                                       55
Assigning your policy                                                        56
You can change your policy's insured person                                  56
Requirements for surrender requests                                          56
Gender-neutral policies                                                      56
Future policy exchanges                                                      56
Broker transaction authority                                                 56

--------------------------------------------------------------------------------
12. MORE INFORMATION ABOUT OTHER MATTERS                                     57
--------------------------------------------------------------------------------
About our general account                                                    57
Transfers of your policy account value                                       57
Telephone and Internet requests                                              58
Cybersecurity                                                                59
Suicide and certain misstatements                                            59
When we pay policy proceeds                                                  59
Changes we can make                                                          59
Reports we will send you                                                     60
Distribution of the policies                                                 60
Legal proceedings                                                            62

--------------------------------------------------------------------------------
13.FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT K AND MONY AMERICA  63
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14.PERSONALIZED ILLUSTRATIONS                                                64
--------------------------------------------------------------------------------
Illustrations of policy benefits                                             64


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
  I   --   Hypothetical illustrations                                       I-1
 II   --   Calculating the alternate death benefit                         II-1
III   --   State policy availability and/or variations of certain
             features and benefits                                        III-1

--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
  Statement of Additional Information
  Table of contents
--------------------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of Key Terms


--------------------------------------------------------------------------------

ALTERNATIVE DEATH BENEFIT -- the alternate higher death benefit is based upon the life insurance qualification test that you choose. We will automatically pay an alternative death benefit if it is higher than the basic death benefit option you have selected.

AMOUNT AT RISK -- our amount at risk on any date is the difference between
(a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy.

BENEFICIARY -- the person or entity you designate to receive the death benefit payable at the death of the Insured.

BUSINESS DAY -- is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Premium payments will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your premium payment, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

CASH SURRENDER VALUE -- the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy.

COST OF INSURANCE CHARGE -- the monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000.

COST OF INSURANCE RATES -- the cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year.

CUSTOMER LOYALTY CREDIT -- a customer loyalty credit is provided for policies that have been in force for more than 8 years. This is added to your policy account value each month.

FACE AMOUNT -- represents the amount of insurance coverage you want on the life of the insured person.

GUARANTEED INTEREST ACCOUNT -- is a fixed account that is part of our General Account.

GUARANTEE PREMIUM -- you can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth in your policy.

INSURED -- the person on whose life we base this policy.

LONG-TERM CARE SERVICES/SM/ RIDER -- subject to our eligibility requirements, this is an optional rider that may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services.

MARKET STABILIZER OPTION(R) ("MSO") -- the MSO is an optional rider that provides you with the opportunity to earn interest that we will credit based in part on the performance of the S&P 500 Price Return Index. Please see the separate supplement accompanying this prospectus and the Market Stabilizer Option(R) prospectus for more information.

NET CASH SURRENDER VALUE -- The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long-Term Care Services/SM/ Rider, and minus any surrender charge that then remains applicable. If you have transferred policy amounts to the MSO, please refer to the Market Stabilizer Option(R) prospectus for information about how we determine the net cash surrender value of that portion of your policy account value.

NET POLICY ACCOUNT VALUE -- your "net policy account value" is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option and (iii) any interest credited on loaned amounts, MINUS any interest accrued on outstanding loans and MINUS any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. The account value of any policy amounts transferred to the Market Stabilizer Option(R) is also included in your net policy account value, and is calculated as described in the separate Market Stabilizer Option(R) prospectus.

NO-LAPSE GUARANTEE -- a rider we offer for no extra charge that provides you with a guarantee against policy termination for a specific period of time.

OWNER -- the owner of the policy. "You" or "your" refers to the owner.

POLICY -- the policy with any attached application(s), any riders, and any endorsements.

POLICY ACCOUNT VALUE -- your "policy account value" is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than amounts included in (iii)) and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the investment options). See "Borrowing from your policy" later in this prospectus.

                           DEFINITIONS OF KEY TERMS

The account value of any policy amounts transferred to the Market Stabilizer Option(R) is also included in your policy account value, and is calculated as described in the separate Market Stabilizer Option(R) prospectus.

PREMIUM PAYMENTS -- We call the amounts you contribute to your policy "premiums" or "premium payments."

REGISTER DATE -- Your policy's "register date" will be shown in your policy and is the date from which we measure the months, years and anniversaries of your policy. Your register date is determined as described in "Policy issuance" under "More information about procedures that apply to your policy" later in this prospectus.

                           DEFINITIONS OF KEY TERMS

1. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. ALL CHARGES ARE SHOWN ON A GUARANTEED MAXIMUM BASIS. THE CURRENT CHARGES MAY BE LOWER THAN THE GUARANTEED MAXIMUM FOR CERTAIN CHARGES./(1)/

If you allocate policy amounts to the Market Stabilizer Option(R) ("MSO"), please see the supplement accompanying this prospectus and the separate MSO prospectus for information about MSO charges.


-------------------------------------------------------------------------------------------------------------------------
 TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------------------
 CHARGE                                            WHEN CHARGE IS DEDUCTED         MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                                     From each premium               6% of each premium/(2)/
SURRENDER (TURNING IN) OF YOUR POLICY DURING ITS   Upon surrender                  Initial surrender charge per $1,000
FIRST 10 YEARS OR THE FIRST 10 YEARS AFTER YOU                                     of initial base policy face amount or
HAVE REQUESTED AN INCREASE IN YOUR POLICY'S                                        per $1,000 of requested base policy
FACE AMOUNT/(3)(5)/                                                                face amount increase:/(4)/
                                                                                   Highest: $46.17
                                                                                   Lowest: $9.45
                                                                                   Representative: $17.91/(6)/
REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT    Effective date of the decrease  A pro rata portion of the charge that
DURING ITS FIRST 10 YEARS OR THE FIRST 10 YEARS                                    would apply to a full surrender at
AFTER YOU HAVE REQUESTED AN INCREASE IN YOUR                                       the time of the decrease.
POLICY'S FACE AMOUNT/(3)/
TRANSFERS AMONG INVESTMENT OPTIONS                 Upon transfer                   $25 per transfer./(7)/
SPECIAL SERVICES CHARGES                           At the time of the transaction  Current and Maximum Charge: $90
..   Wire transfer charge/(8)/                      At the time of the transaction  Current and Maximum Charge: $35
..   Express mail charge/(8)/                       At the time of the transaction  Current Charge: $0
..   Policy illustration charge/(9)/                At the time of the transaction  Maximum Charge: $25
..   Duplicate policy charge/(9)/                   At the time of the transaction  Current and Maximum Charge: $35
..   Policy history charge/(9)(10)/                 At the time of the transaction  Current and Maximum Charge: $50
..   Charge for returned payments/(9)/                                              Current and Maximum Charge: $25
-------------------------------------------------------------------------------------------------------------------------


This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

-----------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO
 OPERATING EXPENSES
-----------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED  MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------
ADMINISTRATIVE              Monthly           (1)Policy Year        Amount deducted
CHARGE/(3)(11)/
                                                1                   $15/(12)/
                                                2+                  $10/(12)/
                                                             plus

                                                (2)Charge per
                                                   $1,000 of the
                                                   initial base
                                                   policy face
                                                   amount and any
                                                   requested base
                                                   policy face
                                                   amount increase
                                                   that exceeds the
                                                   highest previous
                                                   face amount:

                                                  Highest: $0.34
                                                  Lowest: $0.06
                                                  Representative:
                                                  $0.11/(6)/
--------------------------------------------------------------------
COST OF INSURANCE CHARGE/(3)(11)(13)/  Monthly  Charge per $1,000
                                                of the amount for
                                                which we are at
                                                risk:/(14)/

                                                Highest: $83.34
                                                Lowest: $0.02
                                                Representative:
                                                $0.09/(15)/
--------------------------------------------------------------------

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

----------------------------------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
 CHARGE                            WHEN CHARGE IS DEDUCTED  MAXIMUM AMOUNT THAT MAY BE DEDUCTED
----------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE         Monthly                        Annual % of your value in our variable
                                                                         investment options and the MSO (if
                                                            Policy Year  applicable)/(16)/
                                                            -----------  --------------------------------------

                                                            1-10         1.00%
                                                            11+          0.50%
----------------------------------------------------------------------------------------------------------------

LOAN INTEREST SPREAD/(17)/  On each policy anniversary (or on  1% of loan amount.
                            loan termination, if earlier)

---------------------------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES//           WHEN CHARGE IS DEDUCTED          MAXIMUM AMOUNT THAT MAY BE DEDUCTED
---------------------------------------------------------------------------------------------------------------------------
CHILDREN'S TERM INSURANCE           Monthly (while the rider is in   Charge per $1,000 of rider benefit amount:
                                    effect)

                                                                     $0.50
---------------------------------------------------------------------------------------------------------------------------
DISABILITY DEDUCTION WAIVER/(3)/    Monthly (while the rider is in   Percentage of all other monthly charges:
                                    effect)

                                                                     Highest: 132%
                                                                     Lowest: 7%
                                                                     Representative: 12%/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY WAIVER OF PREMIUM OR     Monthly (while the rider is in   Charge per $1,000 of benefit for which such rider
MONTHLY DEDUCTIONS/(3)/             effect)                          is purchased:/(18)/
(Initial base policy face
amount/(19)/)                                                        Highest: $0.60
                                                                     Lowest: $0.01
                                                                     Representative: $0.06/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY WAIVER OF PREMIUM OR     Monthly (while the rider is in   Charge per $1,000 of benefit for which such rider
MONTHLY DEDUCTIONS/(3)/             effect)                          is purchased:/(18)/
(Children's Term Insurance)
                                                                     Highest: $0.03
                                                                     Lowest: $0.01
                                                                     Representative: $0.01/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY WAIVER OF PREMIUM OR     Monthly (while the rider is in   Charge per $1,000 of benefit for which such rider
MONTHLY DEDUCTIONS/(3)/             effect)                          is purchased:/(18)/
(Long-Term Care Services/SM /Rider)
                                                                     Highest: $0.02
                                                                     Lowest: $0.0009
                                                                     Representative: $0.003/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY WAIVER OF PREMIUM OR     Monthly (while the rider is in   Charge per $1,000 of benefit for which such rider
MONTHLY DEDUCTIONS/(3)/             effect)                          is purchased:/(18)/
(Option To Purchase Additional
Insurance)                                                           Highest: $0.07
                                                                     Lowest: $0.02
                                                                     Representative: $0.03/(15)/
---------------------------------------------------------------------------------------------------------------------------
LONG-TERM CARE SERVICES/SM/         Monthly                          Charge per $1,000 of the amount for which we are at
RIDER/(3)(11)/                                                       risk:/(20)/
                                                                     With the optional Nonforfeiture Benefit:
                                                                        Highest: $2.94
                                                                        Lowest: $0.25
                                                                        Representative: $0.53/(21)/
                                                                     Without the optional Nonforfeiture Benefit:
                                                                        Highest: $2.67
                                                                        Lowest: $0.22
                                                                        Representative: $0.49/(21)/
---------------------------------------------------------------------------------------------------------------------------
OPTION TO PURCHASE ADDITIONAL       Monthly (while the rider is in   Charge per $1,000 of rider benefit amount:
INSURANCE/(3)/                      effect)
                                                                     Highest: $0.17
                                                                     Lowest: $0.04
                                                                     Representative: $0.16/(21)/
---------------------------------------------------------------------------------------------------------------------------
LIQUIDITY RIDER                     Monthly (while the rider is in   Charge per $1,000 of the initial base policy face
                                    effect)                          amount:
                                                                     $0.04
---------------------------------------------------------------------------------------------------------------------------
ADDING LIVING BENEFITS RIDER        At the time of the transaction   $100 (if elected after policy issue)
---------------------------------------------------------------------------------------------------------------------------
EXERCISING LIVING BENEFITS RIDER    At the time of the transaction   $250
---------------------------------------------------------------------------------------------------------------------------

-------------
+  There is no additional charge for the Charitable Legacy Rider.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

(1)For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).
(2)Currently, we reduce this charge to 4% after an amount equal to two sales load "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, and death benefit option, as well as the policy's face amount, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. If your policy includes the Liquidity Rider, a portion of the premium charge will be refunded upon surrender within the first two policy years (see "Liquidity Rider" in "More information about policy features and benefits" later in this prospectus).
(3)This charge varies based on individual characteristics of the insured, and for the Long-Term Care Services/SM/ Rider on the benefit percentage you choose and may not be representative of the charge that you will pay. In particular, the initial amount of the surrender charge depends on each insured's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."
(4)If your policy includes the Liquidity Rider, the surrender charges are waived for a full surrender (see "Liquidity Rider" in "More information about policy features and benefits" later in this prospectus).
(5)The surrender charge attributable to each increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.
(6)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class.
(7)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.
(8)Unless you specify otherwise, this charge will be deducted from the amount you request.
(9)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More Information about certain policy charges" for more information.
(10)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More Information about certain policy charges" for more information.
(11)Not applicable after the insured person reaches age 121. If your policy includes the Liquidity Rider, a portion of the Administrative charge will be refunded upon surrender within the first six policy years (see "Liquidity Rider" in "More information about policy features and benefits" later in this prospectus).
(12)Not applicable if the minimum face amount stated in your policy is $10,000. Please see "Your policy's face amount" under "About your life insurance benefit" in "Risk/ benefit summary: Policy features, benefits and risks" later in this prospectus.
(13)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(14)Our amount "at risk" is the difference between the amount of death benefit and the policy account value as of the deduction date.
(15)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class.
(16)For more information about the MSO, please refer to the supplement accompanying this prospectus and the separate MSO prospectus.
(17)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 2.5% or (b) the "Monthly Average Corporate" yield published by Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see "Borrowing from your policy -- Loan interest we charge" in "Accessing your money" later in this prospectus.
(18)Amount charged equals the total sum of Disability Waiver of Premium or Monthly Deductions rider charges corresponding to the base policy, any Children's Term Insurance, Option To Purchase Additional Insurance and/or any Long-Term Care Services/SM/ Rider that you have added to your policy and to any base policy face amount increases.
(19)The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.
(20)Our amount "at risk" for this rider depends on the death benefit option selected under the policy. See "More information about policy features and benefits -- Long-Term Care Services/SM/ Rider" later in this prospectus.
(21)This representative amount is the rate we guarantee in any policy year while the rider is in effect for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


-----------------------------------------------------------------------------------------------------------
            PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/              0.58%  2.17%
-----------------------------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2020 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2020. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

  ---------------------------------------------------------------------------
   PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
   NET ASSETS
  ---------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses after the effect   Lowest Highest
  of Expense Limitation Arrangements/(/*/)/                    0.58%  2.02%
  ---------------------------------------------------------------------------


   (*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policies belonging to a given class, and will be determined based on reasonable assumptions as to expenses, mortality, investment income, lapses and policy and contract claims associated with morbidity. These assumptions include taxes, longevity, surrenders, persistency, conversions, disability, accident, illness, inability to perform activities of daily living, and cognitive impairment, if applicable. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

2. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

IncentiveLife Optimizer(R) III is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an IncentiveLife Optimizer(R) III policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the "Code"). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the IncentiveLife Optimizer(R) III policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the IncentiveLife Optimizer(R) III policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
--------------------------------------------------------------------------------

YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to keep the no-lapse guarantee in effect, the no-lapse guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long-Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If your policy account value is still insufficient to cover total monthly deductions, we will send a written notice that a new 61-day grace period has begun and request an additional payment. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges (but not more than the guarantee premium amount required to keep the no-lapse guarantee in effect), policy loans or liens and accrued loan or lien interest, to the beneficiary you have named.

--------------------------------------------------------------------------------
YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT, OR (II) TO MAINTAIN THE NO-LAPSE GUARANTEE THAT CAN KEEP
YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within three years after the date of termination. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no-lapse guarantee also terminates and cannot be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO-LAPSE GUARANTEE RIDER. You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums, and as long as any outstanding policy loans and accrued loan interest do not exceed your policy account value. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. This guarantee against termination is our No-Lapse Guarantee rider. The length of your policy's guarantee period will range from 5 to 15 years depending on the insured's age when we issue the policy. Under the No-Lapse Guarantee rider, subject to the conditions below your policy is guaranteed not to lapse during a no-lapse guarantee period of 15 years for issue ages 0-70, the number of years until attained age 85 for issue ages 71-79, and 5 years for issue ages 80 and over.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

..   You have satisfied the "guarantee premium test" (discussed in "guarantee premium test for the no-lapse guarantee" under "More information about policy benefits" later in this prospectus); and

..   Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this rider.

--------------------------------------------------------------------------------
THE NO-LAPSE GUARANTEE IS NOT IMPACTED BY YOUR CHOICE OF DEATH BENEFIT OPTION.
--------------------------------------------------------------------------------

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG-TERM CARE SERVICES/SM/ RIDER


In states where approved and subject to our eligibility requirements, the Long-Term Care Services/SM/ Rider may be added to your policy at issue. This rider provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualified long-term care services in accordance with a plan of care. The long-term care specified amount at issue must be at least $100,000. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select and whether you select the rider with or without the optional Nonforfeiture Benefit. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


YOU CAN RECEIVE A TERMINAL ILLNESS LIVING BENEFIT UNDER THE LIVING BENEFITS RIDER. Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our Living Benefits Rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

Benefits Rider for all policies issued by MONY America or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the Living Benefits Rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

For more information about that rider, see "Your option to receive a terminal illness living benefit under the Living Benefits Rider" under "Accessing your money" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for 20 calendar days (the "Money Market Lock-in Period"). On the first business day following the Money Market Lock-in Period, we will reallocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You provide such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and MONY America. The policy is not an investment advisory account, and MONY America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.). We may add or delete variable investment options or Portfolios at any time.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (1.5% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

--------------------------------------------------------------------------------
WE WILL PAY AT LEAST 1.5% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

MARKET STABILIZER OPTION(R). The MSO rider, if available under your policy, provides you with the opportunity to earn interest that we will credit based in part on the performance of the S&P 500 Price Return Index. The S&P 500 Price Return Index includes 500 companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index. Please see the separate supplement accompanying this prospectus and the Market Stabilizer Option(R) prospectus for more information.

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an IncentiveLife Optimizer(R) III policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. Generally, $100,000 is the minimum amount of coverage you can request. If you have elected the Charitable Legacy Rider, the minimum face amount is $1 million. If

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS you have elected the Liquidity Rider, the minimum face amount is $250,000 per life when one or two policies are purchased on the lives of members of an insured group and $100,000 per life when policies are purchased on the lives of three or more members. If you are exercising the Option To Purchase Additional Insurance under another policy, or a conversion from certain term life policies or term riders, the minimum face amount is $25,000. For: 1) policies that exceed our Disability Deduction Waiver or Disability Waiver of Premium or Monthly Deductions maximum coverage limit 2) face amount increases issued on a less favorable underwriting basis than the base policy 3) policy owners of certain discontinued variable life products where a requested increase in coverage involves the issuance of an additional variable life policy or 4) face amount increases on a 1980 CSO product issued on a less favorable underwriting basis than the base policy, the minimum face amount is $10,000.

--------------------------------------------------------------------------------
IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.)
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy face amount;

                                     -or-

..   Option B -- THE FACE AMOUNT PLUS THE "POLICY ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value.

Your "policy account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Policy account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. If your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

--------------------------------------------------------------------------------
IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
--------------------------------------------------------------------------------

----------------------------------------------
 AGE:*   40 AND UNDER  45   50   55   60   65
----------------------------------------------
 %:         250%      215% 185% 150% 130% 120%
----------------------------------------------
 AGE:     70   75-90   91   92   93  94- OVER
----------------------------------------------
 %:      115%  105%   104% 103% 102%   101%
----------------------------------------------
*  For the then-current policy year.

For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix II: Calculating the alternate death benefit" later in this prospectus.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 185.7%, then the death benefit under Option A is the alternative death benefit of $157,845 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix II: Calculating the alternate death benefit" later in this prospectus.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values.

The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a Living Benefits Rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" later in this prospectus. Under the Long-Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit, unless benefits are being paid under the optional Nonforfeiture Benefit. Please see "Long-Term Care Services/SM/ Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

--------------------------------------------------------------------------------
YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION FROM OPTION B ANY TIME AFTER THE FIFTH YEAR OF THE POLICY OR FROM OPTION A ANY TIME AFTER THE SECOND YEAR OF THE POLICY AND BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is NOT higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy account value at the time of the change. If you change from Option A to Option B, we will automatically reduce your base policy's face amount by an amount equal to your policy account value at the time of the change. You can request a change from Option A to Option B any time after the second policy year or from Option B to Option A any time after the fifth policy year. Any request to change an Option must occur before the policy anniversary nearest the insured's 121st birthday.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above. See "Alternative higher death benefit in certain cases" earlier in this section.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the attained age 120 or (b) if your policy is on loan extension.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not request a change of the death benefit option from Option A to Option B under the policy while the Long-Term Care Services/SM/ Rider is in effect. You may request a change from Option B to Option A. Please refer to "Tax information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) your policy is on loan extension; or (iii) if your policy is in a grace period. Also, we will not approve a face amount increase if
(i) the insured person has reached the maximum issue age for a face amount increase as described in their policy; (ii) while the Liquidity Rider is in effect; or (iii) while the Long-Term Care Services/SM /Rider is in effect, unless coverage has been continued under the optional Nonforfeiture Benefit. Further, if the underwriting class for the insured person is changed after issue, the maximum age at which the insured person may apply for a face amount increase will be the maximum issue age for the underwriting class for the insured person at the time the increase is requested (which may be different than it was previously). We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional 10 year surrender charge and an additional administrative charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, we may offer to issue a separate policy based on the rating class for the increase. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum stated in your policy. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, or during the first 10 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of the policy death benefit amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits:
Other benefits you can add by rider: Long-Term Care Services/SM/ Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 121st birthday. Partial withdrawals are not permitted if your policy is on loan extension or you are receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider before coverage is continued under the optional Nonforfeiture Benefit. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. You may have to pay surrender charges if you surrender your policy. See "Surrendering your policy for its net cash surrender value" later in this prospectus.

Policy loans, partial withdrawals and policy surrender may have tax consequences. See "Tax information" later in this prospectus for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any no-lapse guarantee or loan extension feature, you may have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any Loan Extension Endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

..   There may be adverse tax consequences associated with taking a policy loan or making a partial withdrawal from your policy.

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

..   The guarantees we make to you under this policy are supported by MONY
    America's general account and are subject to MONY America's claims paying ability. You should look solely to the financial strength of MONY America for its claims-paying ability.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVELIFE OPTIMIZER(R) III VARIABLE LIFE INSURANCE POLICY IS
AVAILABLE

IncentiveLife Optimizer(R) III is primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see "Tax information" for more information. IncentiveLife Optimizer(R) III is available for issue ages 0 to 85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

3. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an affiliate of AXA Equitable Life Insurance Company ("AXA Equitable") and an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than the MONY Life Insurance Company of America has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $618.6 billion in assets as of December 31, 2018. MONY America is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, and Puerto Rico, and the U.S. Virgin Islands. Our main administrative office is located at 525 Washington Boulevard, Jersey City, NJ 07310.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
 BY PHONE:


Monday through Thursday, 8:00 am to 7:00 pm and Friday, 8:00 am to 5:30 pm, Eastern Time: 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

 BY E-MAIL:

  life-service@axa.us.com
 BY FAX:

  1-855-268-6378
 BY INTERNET:

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail);

(4)designation of new policy owner(s);

(5)designation of new beneficiary(ies); and

(6)authorization for transfers by your financial professional.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail); and

(c)changes in allocation percentages for premiums and deductions.


You can also change your allocation percentages, transfer among investment options and/or change your address (1) by phone, (2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus. In the future, we may require that certain requests be completed over the Internet.


Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


EDELIVERY

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.axa.com.


ABOUT OUR MONY AMERICA VARIABLE ACCOUNT K

Each variable investment option is a part (or "subaccount") of our MONY America Variable Account K. We established MONY America Variable Account K under Arizona Insurance Law in 2013. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in MONY America Variable Account K and may

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from MONY America Variable Account K that represent our investments in MONY America Variable Account K or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against MONY America Variable Account K reflect its own investment experience and not the investment experience of MONY America's other assets.

MONY America Variable Account K is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise MONY America or MONY America Variable Account K. Although MONY America Variable Account K is registered, the SEC does not monitor the activity of MONY America Variable Account K on a daily basis. MONY America is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of MONY America Variable Account K available under IncentiveLife Optimizer(R) III invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. MONY America Variable Account K immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to MONY America variable accounts in connection with MONY America's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with MONY America. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate of MONY America. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our MONY America Variable Account K (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in MONY America Variable Account K in the same proportion as the instructions we receive from holders of IncentiveLife Optimizer(R) III and other policies that MONY America Variable Account K supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

The principal underwriters of the policy are AXA Advisors, LLC and AXA Distributors, LLC. AXA Advisors is an affiliate of MONY America and AXA Equitable, and AXA Distributors is an affiliate of MONY America and an indirect wholly owned subsidiary of AXA Equitable. You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

MONY America, the Distributors or our other affiliates may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for providing certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. MONY America or its affiliates may profit from these fees and payments. MONY America considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The EQ Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by AXA FMG. AXA Advisors may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, MONY America and/or its affiliates may be subject to conflicts of interest insofar as MONY America may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "EQ volatility management strategy") and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy or, in the case of the EQ Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that

                      ABOUT THE PORTFOLIOS OF THE TRUSTS
differ from the EQ volatility management strategy. Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA Equitable variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


PORTFOLIOS OF THE TRUSTS


----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B SHARES                                                   INVESTMENT ADVISER (AND SUB-ADVISER(S),  VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    AS APPLICABLE)                           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND  a combination of current income and              Group, LLC
                     capital appreciation.
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH         capital.                                         Group, LLC
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE          capital.                                         Group, LLC
----------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.


--------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                          INVESTMENT ADVISER (AND SUB-ADVISER(S),  VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                            AS APPLICABLE)                           MANAGEMENT
--------------------------------------------------------------------------------------------------------------
1290 VT CONVERTIBLE  Seeks a high level of total return.  .   AXA Equitable Funds Management
  SECURITIES                                                  Group, LLC
                                                          .   Palisade Capital Management, L.L.C.
--------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks to achieve total return from   .   AXA Equitable Funds Management
  DYNAMIC ALLOCATION long-term capital appreciation and       Group, LLC
                     income.                              .   DoubleLine Capital LP
--------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                INVESTMENT ADVISER(AND SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  AS APPLICABLE)                           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks to maximize current income and       .   AXA Equitable Funds Management
  OPPORTUNISTIC BOND total return.                                  Group, LLC
                                                                .   DoubleLine Capital LP
----------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY       Seeks a combination of growth and          .   AXA Equitable Funds Management
  INCOME             income to achieve an above-average and         Group, LLC
                     consistent total return.                   .   Barrow, Hanley, Mewhinney & Strauss
                                                                    LLC
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO        Seeks to achieve capital appreciation.     .   AXA Equitable Funds Management
  MERGERS &                                                         Group, LLC
  ACQUISITIONS                                                  .   GAMCO Asset Management, Inc.
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL  Seeks to maximize capital appreciation.    .   AXA Equitable Funds Management
  COMPANY VALUE                                                     Group, LLC
                                                                .   GAMCO Asset Management, Inc.
----------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA    Seeks to achieve long-term capital         .   AXA Equitable Funds Management
  EQUITY             appreciation.                                  Group, LLC
                                                                .   AXA Rosenberg Investment
                                                                    Management, LLC
----------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY     Seeks to achieve long-term capital         .   AXA Equitable Funds Management
  RESPONSIBLE        appreciation.                                  Group, LLC
                                                                .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  ALT 20             current income.                                Group, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/400 MANAGED       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY/(*)(1)/ capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/500 MANAGED       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY/(*)(2)/ capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/2000 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY/(*)(3)/ capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/AB SMALL CAP      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  GROWTH/(*)(4)/     capital.                                   .   AXA Equitable Funds Management
                                                                    Group, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY  Seeks to achieve long-term capital         .   American Century Investment
  MID CAP VALUE      growth. Income is a secondary objective.       Management, Inc.
                                                                .   AXA Equitable Funds Management
                                                                    Group, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/BALANCED          Seeks long-term capital appreciation and   .   AXA Equitable Funds Management       (check mark)
  STRATEGY/(*)(5)/   current income.                                Group, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC   Seeks to achieve capital appreciation and  .   AXA Equitable Funds Management
  VALUE EQUITY       secondarily, income.                           Group, LLC
                                                                .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                  INVESTMENT ADVISER(AND SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    AS APPLICABLE)                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  RESEARCH           capital.                                         Group, LLC
                                                                  .   Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE       Seeks to achieve long-term capital           .   AXA Equitable Funds Management
  LARGE CAP          growth.                                          Group, LLC
  GROWTH/(*)(6)/                                                  .   ClearBridge Investments, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before       .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total         .   AXA Equitable Funds Management
                     return performance of the Russell 3000(R)        Group, LLC
                     Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 3000(R) Index.
------------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE      Seeks current income and growth of           .   AXA Equitable Funds Management       (check mark)
  GROWTH             capital, with a greater emphasis on              Group, LLC
  STRATEGY/(*)(7)/   current income.
------------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE      Seeks a high level of current income.        .   AXA Equitable Funds Management       (check mark)
  STRATEGY/(*)(8)/                                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before       .   AXA Equitable Funds Management
                     expenses that approximates the total return      Group, LLC
                     performance of the Bloomberg Barclays U.S.   .   SSgA Funds Management, Inc.
                     Intermediate Government/Credit Bond
                     Index, including reinvestment of dividends,
                     at a risk level consistent with that of the
                     Bloomberg Barclays U.S. Intermediate
                     Government/Credit Bond Index.
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before       .   AllianceBernstein L.P.
                     expenses that approximates the total         .   AXA Equitable Funds Management
                     return performance of the Standard &             Group, LLC
                     Poor's 500 Composite Stock Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Standard & Poor's 500 Composite Stock
                     Index.
------------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY          Seeks to achieve long-term capital           .   AXA Equitable Funds Management
  INSTITUTIONAL      appreciation.                                    Group, LLC
  AM(R) LARGE CAP                                                 .   FIAM LLC
------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN RISING   Seeks to achieve long-term capital           .   AXA Equitable Funds Management
  DIVIDENDS          appreciation. Preservation of capital,           Group, LLC
                     while not a goal, is also an important       .   Franklin Advisers, Inc.
                     consideration.
------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN          Seeks a high level of current income. A      .   AXA Equitable Funds Management
  STRATEGIC INCOME   secondary goal is long-term capital              Group, LLC
                     appreciation.                                .   Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and          .   AXA Equitable Funds Management
                     current income.                                  Group, LLC
                                                                  .   BlackRock Investment Management, LLC
                                                                  .   Wells Capital Management, Inc. and
                                                                  .   Wells Fargo Asset Management
                                                                      (International) LLC
------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                   INVESTMENT ADVISER(AND SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                    AS APPLICABLE)                           MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL EQUITY      Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  MANAGED             appreciation with an emphasis on risk-           Group, LLC
  VOLATILITY/(*)(9)/  adjusted returns and managing volatility     .   BlackRock Investment Management, LLC
                      in the Portfolio.                            .   Morgan Stanley Investment
                                                                       Management Inc.
                                                                   .   OppenheimerFunds, Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS      Seeks to achieve long-term capital           .   AXA Equitable Funds Management
  MID CAP VALUE       appreciation.                                    Group, LLC
                                                                   .   Goldman Sachs Asset Management, L.P.
-------------------------------------------------------------------------------------------------------------------------
EQ/GROWTH             Seeks long-term capital appreciation and     .   AXA Equitable Funds Management       (check mark)
  STRATEGY/(*)(10)/   current income, with a greater emphasis          Group, LLC
                      on capital appreciation.
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Seeks to achieve a total return before       .   AXA Equitable Funds Management
  GOVERNMENT BOND     expenses that approximates the total return      Group, LLC
                      performance of the Bloomberg Barclays        .   SSgA Funds Management, Inc.
                      U.S. Intermediate Government Bond Index,
                      including reinvestment of dividends, at a
                      risk level consistent with that of the
                      Bloomberg Barclays U.S. Intermediate
                      Government Bond Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve long-term growth of         .   AXA Equitable Funds Management       (check mark)
  CORE MANAGED        capital with an emphasis on risk-adjusted        Group, LLC
  VOLATILITY/(*)(11)/ returns and managing volatility in the       .   BlackRock Investment Management, LLC
                      Portfolio.                                   .   EARNEST Partners, LLC
                                                                   .   Federated Global Investment
                                                                       Management Corp.
                                                                   .   Massachusetts Financial Services
                                                                       Company d/b/a MFS Investment
                                                                       Management
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve a total return (before      .   AllianceBernstein L.P.
  EQUITY INDEX        expenses) that approximates the total        .   AXA Equitable Funds Management
                      return performance of a composite index          Group, LLC
                      comprised of 40% DJ Euro STOXX 50
                      Index, 25% FTSE 100 Index, 25% TOPIX
                      Index, and 10% S&P/ASX 200 Index,
                      including reinvestment of dividends, at a
                      risk level consistent with that of the
                      composite index.
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve long-term growth of         .   AllianceBernstein L.P.               (check mark)
  MANAGED             capital with an emphasis on risk-adjusted    .   AXA Equitable Funds Management
  VOLATILITY/(*)(12)/ returns and managing volatility in the           Group, LLC
                      Portfolio.                                   .   BlackRock Investment Management, LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to provide current income and long-    .   AXA Equitable Funds Management       (check mark)
  VALUE MANAGED       term growth of income, accompanied by            Group, LLC
  VOLATILITY/(*)(13)/ growth of capital with an emphasis on        .   BlackRock Investment Management, LLC
                      risk-adjusted returns and managing           .   Harris Associates L.P.
                      volatility in the Portfolio.
-------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                 INVESTMENT ADVISER(AND SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                  AS APPLICABLE)                           MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK   Seeks to achieve capital growth and        .   AXA Equitable Funds Management
                      income.                                        Group, LLC
                                                                 .   Invesco Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL     Seeks to achieve total return through      .   AXA Equitable Funds Management
  REAL ESTATE         growth of capital and current income.          Group, LLC
                                                                 .   Invesco Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/INVESCO            Seeks to achieve long-term growth of       .   AXA Equitable Funds Management
  INTERNATIONAL       capital.                                       Group, LLC
  GROWTH                                                         .   Invesco Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY         Seeks to provide capital growth and        .   AXA Equitable Funds Management
                      appreciation.                                  Group, LLC
                                                                 .   Ivy Investment Management Company
-----------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP        Seeks to provide growth of capital.        .   AXA Equitable Funds Management
  GROWTH                                                             Group, LLC
                                                                 .   Ivy Investment Management Company
-----------------------------------------------------------------------------------------------------------------------
EQ/IVY SCIENCE AND    Seeks to provide growth of capital.        .   AXA Equitable Funds Management
  TECHNOLOGY                                                         Group, LLC
                                                                 .   Ivy Investment Management Company
-----------------------------------------------------------------------------------------------------------------------
EQ/JANUS              Seeks to achieve capital growth.           .   AXA Equitable Funds Management
  ENTERPRISE/(*)(14)/                                                Group, LLC
                                                                 .   Janus Capital Management LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Seeks to achieve long-term capital         .   AXA Equitable Funds Management
  OPPORTUNITIES       appreciation.                                  Group, LLC
                                                                 .   J.P. Morgan Investment
                                                                     Management Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE     Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  MANAGED             capital with an emphasis on risk-adjusted      Group, LLC
  VOLATILITY/(*)(15)/ returns and managing volatility in the     .   BlackRock Investment Management, LLC
                      Portfolio.                                 .   Capital Guardian Trust Company
                                                                 .   Thornburg Investment Management,
                                                                     Inc.
                                                                 .   Vaughan Nelson Investment Management
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before     .   AllianceBernstein L.P.
  INDEX               expenses that approximates the total       .   AXA Equitable Funds Management
                      return performance of the Russell 1000(R)      Group, LLC
                      Growth Index, including reinvestment of
                      dividends at a risk level consistent with
                      the Russell 1000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to provide long-term capital growth  .   AXA Equitable Funds Management       (check mark)
  MANAGED             with an emphasis on risk-adjusted returns      Group, LLC
  VOLATILITY/(*)(16)/ and managing volatility in the Portfolio.  .   BlackRock Investment Management, LLC
                                                                 .   HS Management Partners, LLC
                                                                 .   Loomis, Sayles & Company, L.P.
                                                                 .   Polen Capital Management, LLC
                                                                 .   T. Rowe Price Associates, Inc.
-----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                     INVESTMENT ADVISER(AND SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                      AS APPLICABLE)                           MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before         .   AllianceBernstein L.P.
  INDEX               expenses that approximates the total           .   AXA Equitable Funds Management
                      return performance of the Russell 1000(R)          Group, LLC
                      Value Index, including reinvestment of
                      dividends, at a risk level consistent with
                      that of the Russell 1000(R) Value Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve long-term growth of           .   AllianceBernstein L.P.               (check mark)
  MANAGED             capital with an emphasis on risk-adjusted      .   AXA Equitable Funds Management
  VOLATILITY/(*)(17)/ returns and managing volatility in the             Group, LLC
                      Portfolio.                                     .   BlackRock Investment Management, LLC
                                                                     .   Massachusetts Financial Services
                                                                         Company d/b/a MFS Investment
                                                                         Management
---------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING    Seeks to achieve long-term capital             .   AXA Equitable Funds Management
  MARKETS EQUITY      appreciation.                                      Group, LLC
                                                                     .   Lazard Asset Management LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/LOOMIS SAYLES      Seeks to achieve capital appreciation.         .   AXA Equitable Funds Management
  GROWTH/(*)(18)/                                                        Group, LLC
                                                                     .   Loomis, Sayles & Company, L.P.
---------------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.         .   AXA Equitable Funds Management
  INTERNATIONAL                                                          Group, LLC
  GROWTH                                                             .   Massachusetts Financial Services
                                                                         Company d/b/a MFS Investment
                                                                         Management
---------------------------------------------------------------------------------------------------------------------------
EQ/MFS(R)             Seeks to achievecapital appreciation.          .   AXA Equitable Funds Management
  INTERNATIONAL                                                          Group, LLC
  VALUE                                                              .   Massachusetts Financial Services
                                                                         Company
---------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before         .   AllianceBernstein L.P.
                      expenses that approximates the total return    .   AXA Equitable Funds Management
                      performance of the Standard & Poor's               Group, LLC
                      MidCap 400(R) Index, including reinvestment
                      of dividends, at a risk level consistent with
                      that of the Standard & Poor's MidCap 400(R)
                      Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE      Seeks to achieve long-term capital             .   AXA Equitable Funds Management       (check mark)
  MANAGED             appreciation with an emphasis on risk              Group, LLC
  VOLATILITY/(*)(19)/ adjusted returns and managing volatility       .   BlackRock Investment Management, LLC
                      in the Portfolio.                              .   Diamond Hill Capital Management,
                                                                         Inc.
                                                                     .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------------
EQ/MODERATE GROWTH    Seeks long-term capital appreciation and       .   AXA Equitable Funds Management       (check mark)
  STRATEGY/(*)(20)/   current income, with a greater emphasis            Group, LLC
                      on current income.
---------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+)/  Seeks to obtain a high level of current        .   AXA Equitable Funds Management
                      income, preserve its assets and maintain           Group, LLC
                      liquidity.                                     .   The Dreyfus Corporation
---------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                 INVESTMENT ADVISER(AND SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                   AS APPLICABLE)                           MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN Seeks to achieve maximum real return,       .   AXA Equitable Funds Management
                     consistent with preservation of capital         Group, LLC
                     and prudent investment management.          .   Pacific Investment Management
                                                                     Company LLC
---------------------------------------------------------------------------------------------------------------------
EQ/PIMCO TOTAL       Seeks to achieve maximum total return,      .   AXA Equitable Funds Management
  RETURN             consistent with preservation of capital         Group, LLC
                     and prudent investment management.          .   Pacific Investment Management
                                                                     Company LLC
---------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of     .   AXA Equitable Funds Management
  SHORT BOND         traditional money market products while         Group, LLC
                     maintaining an emphasis on preservation     .   Pacific Investment Management
                     of capital and liquidity.                       Company LLC
---------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income        .   AllianceBernstein L.P.
                     consistent with moderate risk to capital.   .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   Pacific Investment Management
                                                                     Company LLC
---------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible   .   AllianceBernstein L.P.
  INDEX              (before expenses) the total return of the   .   AXA Equitable Funds Management
                     Russell 2000(R) Index.                          Group, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital          .   AXA Equitable Funds Management
  GROWTH STOCK       appreciation and secondarily, income.           Group, LLC
                                                                 .   T. Rowe Price Associates, Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through       .   AXA Equitable Funds Management
  INCOME             capital appreciation with income as a           Group, LLC
                     secondary consideration.                    .   UBS Asset Management (Americas) Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY  capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   ClearBridge Investments, LLC
                                                                 .   Scotia Institutional Asset
                                                                     Management US, Ltd.
                                                                 .   T. Rowe Price Associates, Inc.
                                                                 .   Westfield Capital Management
                                                                     Company, L.P.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current  .   AXA Equitable Funds Management
  BOND               income and capital appreciation,                Group, LLC
                     consistent with a prudent level of risk.    .   BlackRock Financial Management, Inc.
                                                                 .   DoubleLine Capital LP
                                                                 .   Pacific Investment Management
                                                                     Company LLC
                                                                 .   SSgA Funds Management, Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  CAP GROWTH         capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   BlackRock Investment Management, LLC
                                                                 .   Franklin Advisers, Inc.
                                                                 .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                           INVESTMENT ADVISER(AND SUB-ADVISER(S),   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                             AS APPLICABLE)                           MANAGEMENT
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of  .   American Century Investment
  CAP VALUE          capital.                                  Management, Inc.
                                                           .   AXA Equitable Funds Management
                                                               Group, LLC
                                                           .   BlackRock Investment Management, LLC
                                                           .   Diamond Hill Capital Management,
                                                               Inc.
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of  .   AllianceBernstein L.P.
  TECHNOLOGY         capital.                              .   Allianz Global Investors U.S. LLC
                                                           .   AXA Equitable Funds Management
                                                               Group, LLC
                                                           .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------


 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                    INVESTMENT ADVISER
 FUNDS) -- SERIES II                                                          (AND SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of  .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of  .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.


-------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                           INVESTMENT ADVISER
 PORTFOLIO NAME --                                                             (AND SUB-ADVISER(S), AS
 CLASS 4 SHARES       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide long-term  .   Capital Research and
  CAPITALIZATION      growth of capital.                                           Management Company
  FUND
-------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital     .   Capital Research and
                      appreciation.                                                Management Company


-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                              INVESTMENT ADVISER
 SERVICE CLASS 2                                                               (AND SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management and
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)


----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --
 CLASS 2                                                                          INVESTMENT ADVISER (AND
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      Seeks capital appreciation. Its secondary goal is income.    .   Franklin Mutual Advisers,
  SHARES VIP FUND                                                                     LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Mutual Advisers,
  VALUE VIP FUND                                                                      LLC
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited


-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT ADVISER (AND
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --
 SERVICE CLASS                                                            INVESTMENT ADVISER (AND
 PORTFOLIO NAME       OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO


----------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                              INVESTMENT ADVISER (AND
 PORTFOLIO NAME          OBJECTIVE                                          SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent  .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                 Management Company LLC
  STRATEGY PORTFOLIO


-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE                                                                 INVESTMENT ADVISER
 EQUITY SERIES, INC.                                                           (AND SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II


---------------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST --                                                             INVESTMENT ADVISER
 SERVICE CLASS                                                                   (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                                  APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------


(+)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
(*)The chart below reflects the variable investment option's name in effect until on or about May 20, 2019. The number in the "FN" column corresponds with the number contained in the table above.



-------------------------------------------------
FN    VARIABLE INVESTMENT OPTION NAME
-------------------------------------------------
(1)   AXA 400 Managed Volatility
-------------------------------------------------
(2)   AXA 500 Managed Volatility
-------------------------------------------------
(3)   AXA 2000 Managed Volatility
-------------------------------------------------
(4)   AXA/AB Small Cap Growth
-------------------------------------------------
(5)   AXA Balanced Strategy
-------------------------------------------------
(6)   AXA/ClearBridge Large Cap Growth
-------------------------------------------------
(7)   AXA Conservative Growth Strategy
-------------------------------------------------
(8)   AXA Conservative Strategy
-------------------------------------------------
(9)   AXA Global Equity Managed Volatility
-------------------------------------------------
(10)  AXA Growth Strategy
-------------------------------------------------
(11)  AXA International Core Managed Volatility
-------------------------------------------------
(12)  AXA International Managed Volatility
-------------------------------------------------
(13)  AXA International Value Managed Volatility
-------------------------------------------------
(14)  AXA/Janus Enterprise
-------------------------------------------------
(15)  AXA Large Cap Core Managed Volatility
-------------------------------------------------
(16)  AXA Large Cap Growth Managed Volatility
-------------------------------------------------
(17)  AXA Large Cap Value Managed Volatility
-------------------------------------------------
(18)  AXA/Loomis Sayles Growth
-------------------------------------------------
(19)  AXA Mid Cap Value Managed Volatility
-------------------------------------------------
(20)  AXA Moderate Growth Strategy
-------------------------------------------------


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your "policy account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your "policy account value" is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than amounts included in (iii)) and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the investment options). See "Borrowing from your policy" later in this prospectus. The account value of any policy amounts transferred to the Market Stabilizer Option(R) ("MSO") is also included in your policy account value, and is calculated as described in the separate Market Stabilizer Option(R) prospectus.

(Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.")

Your "net policy account value" is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option and (iii) any interest credited on loaned amounts, MINUS any interest accrued on outstanding loans and MINUS any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. The account value of any policy amounts transferred to the Market Stabilizer Option(R) is also included in your net policy account value, and is calculated as described in the separate Market Stabilizer Option(R) prospectus.

Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium (after deduction of any premium charge), loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and MSO, if applicable, and deducted monthly from your policy account based on your deduction allocations. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit under the Living Benefits Rider," later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 1.5% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION. HOWEVER, CERTAIN RESTRICTIONS MAY APPLY.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another subject to certain restrictions discussed below. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

RESTRICTIONS ON TRANSFERS INTO THE GUARANTEED INTEREST OPTION. After the first two policy years and if the attained age of the insured is less than 65, we may limit transfers you can make into the unloaned GIO if the current (non-guaranteed) interest crediting rate on the unloaned GIO is equal to the guaranteed minimum interest crediting rate of 1.5% (annual rate). In this instance, the maximum amount that may be transferred from the variable investment options to the unloaned GIO in a policy year is the greater of: (a) $500 and (b) 25% of the total amount in the variable investment options at the beginning of the policy year. If this amount is exceeded in any policy year during which the transfer limit becomes effective, additional transfers into the unloaned GIO will not be permitted during that policy year while the limit remains in effect.

CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unresticted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

..   For individually owned policies for which you are the owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.axa.us.com or us.axa.com for those outside the U.S., or by contacting our Administrative Office.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long-term.

--------------------------------------------------------------------------------
USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if your policy is placed on loan extension. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if your policy is placed on loan extension. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

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BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long-Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long-Term Care Services/SM /Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" below. The minimum loan amount generally is $500.

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YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER
CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

..   we do not count the collateral when we compute our customer loyalty credit;
    and

..   the collateral is not available to pay policy charges.

When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 2.5% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 2.5% for the first ten policy years and 1.5% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 1.5% and that the differential will not exceed 1%.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

If your policy's no-lapse guarantee is in effect and is important to you, you should ensure that the amount of any outstanding policy loans and accrued loan interest does not exceed your policy account value. The no-lapse guarantee will terminate if the amount of your outstanding policy loans and accrued loan interest is greater than your policy account value.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect your policy account value and death benefit, even if you have repaid the loan. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments unless the policy has lapsed and the payment is received

                             ACCESSING YOUR MONEY
during the 61-day grace period. See "Policy 'lapse' and termination" in "The minimum amount of premiums you must pay" under "Risk/ benefit summary: Policy features, benefits and risks" for more information. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the policy is on loan extension or you are receiving monthly payments under the Long-Term Care Services/SM/ Rider will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long-Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages for the variable investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected death benefit option A;

..   You have not received a payment under either the Living Benefits Rider or the Long-Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long-Term Care Services/SM/ Rider.

..   No future allocations or transfers to the investment options will be accepted.

..   The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 121, provided the policy is not on loan extension and you are not receiving

                             ACCESSING YOUR MONEY
monthly benefit payments under the Long-Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long-Term Care Services/SM/ Rider and selected death benefit Option A, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. If you selected death benefit Option B, the current long-term care specified amount will not be reduced. We will not deduct a charge for making a partial withdrawal.

--------------------------------------------------------------------------------
YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below the minimum stated in your policy, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the no-lapse guarantee. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the no-lapse guarantee.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

Upon written request satisfactory to us, you can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long-Term Care Services/SM/ Rider, and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT UNDER THE LIVING BENEFITS RIDER

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our Living Benefits Rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by MONY America or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the Living Benefits Rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness, the Long-Term Care Services/SM/ Rider for chronic illness benefits, if elected, and before continuation of coverage under any Nonforfeiture Benefit, will terminate and no further benefits will be payable under the Long-Term Care Services/SM/ Rider. Long-Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option regardless of any policy guaranteed interest option limitation in effect. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES
TERMINALLY ILL.
--------------------------------------------------------------------------------

                             ACCESSING YOUR MONEY

8. Tax information

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This discussion is based on current federal income tax law and interpretations.
It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An IncentiveLife Optimizer(R) III policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and
(b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

..   the death benefit received by the beneficiary under your policy will not be subject to federal income tax; and

..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change.

A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. We may also be required to provide a higher death benefit notwithstanding the decrease in face amount in order to assure that your policy continues to qualify as life insurance. Under either test, in some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

                                TAX INFORMATION

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by MONY America (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG-TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill under section 101(g) of the Code and can qualify for this income tax exclusion.

                                TAX INFORMATION

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If the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer.

LONG-TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long-Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. However, receipt of these benefits may be taxable in part and may reduce your investment in the policy. Generally income exclusion for all long-term care type payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

The Long-Term Care Services/SM/ Rider is intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code. Charges for the Long-Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes and may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Assuming the rider qualifies as intended, charges will reduce your investment in the policy for income tax purposes (but not below zero) but will not be taxable. Please see the "State policy availability and/or variations of certain features and benefits" Appendix later in this prospectus for more information on state variations.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long-Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

It is not clear whether the exclusion for accelerated death benefits on account of chronically-ill insureds applies to benefits under a qualified long-term care insurance policy for owners whose insurable interests arise from business-type policies. Please see the "State policy availability and/or variations of certain features and benefits" Appendix later in this prospectus for more information on state variations.

UNDER EITHER RIDER, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee directly to their provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.


LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.


The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

USES OF POLICY WHICH MAY BE SCRUTINIZED. The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date

                                TAX INFORMATION
information as to IRS "Recognized Abusive and Listed Transactions" and how they may affect your policy.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $10 million (this statutory amount is to be indexed for inflation after 2010). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse's exclusion amount.


Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($15,000 for 2019, indexed for inflation).


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, are generally allowed an aggregate generation-skipping tax exemption of the same amount discussed above for estate and gift taxes, but without portability.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly-traded or publicly-reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% TAX ON NET INVESTMENT INCOME OR "NII"

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital

                                TAX INFORMATION
gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a life insurance policy. Legislative proposals could make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

The policies described in this Prospectus are tested for qualification as life insurance using the 2001 Commissioners Standard Ordinary ("2001 CSO") mortality tables. See "Cost of insurance charge" later in this Prospectus. Due to updated State insurance laws and Federal income tax rules new life insurance policies using any mortality tables other than the 2017 Commissioners Standard Ordinary ("2017 CSO") mortality tables cannot be sold after December 31, 2019.

This change in the prevailing mortality tables has the following effects: For new purchasers of IncentiveLife Optimizer/(R)/ III policies, in order to purchase a life insurance policy which is tested using the 2001 CSO mortality tables and to allow sufficient time for us to issue the policy no later than December 31, 2019, you must satisfy all underwriting, application and payment requirements before the cut-off date we specify, which is anticipated to be before the last calendar quarter of 2019 and will in no event be after December 2019.

For existing policy owners, the change in prevailing mortality tables does not affect policies described in this Prospectus purchased before January I, 2020, which will continue to be tested for tax purposes using the 2001 CSO mortality tables. The IRS has issued guidance on changes made after December 31, 2019 to policies issued before 2020 which are tested using the 2001 CSO mortality tables. This IRS "safe harbor" guidance permits certain policy changes without losing the ability to use the 2001 CSO mortality tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect.

                                TAX INFORMATION

We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO mortality tables.


OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of MONY America Variable Account K, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of MONY America Variable Account K.

                                TAX INFORMATION

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9. More information about policy features and benefits

--------------------------------------------------------------------------------

GUARANTEE PREMIUM TEST FOR THE NO-LAPSE GUARANTEE

We offer a guarantee against policy lapse that depends on your having paid specified amounts of premiums. This is our No-Lapse Guarantee rider and you can read more about it in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus. We offer the No-Lapse Guarantee rider free of charge.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the no-lapse guarantee including any cumulative guarantee premiums for any optional riders that are then in effect. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amount of the guarantee premiums for the no-lapse guarantee are set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the no-lapse guarantee period beyond its original number of years.

OTHER BENEFITS YOU CAN ADD BY RIDER

When you purchase this policy, you could be eligible for the following other optional benefits we currently make available by rider:

..   Long-Term Care Services/SM/ Rider -- Described below.

..   Liquidity Rider -- Described below.

..   Charitable Legacy Rider -- Described below.

..   Disability Deduction Waiver Rider -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all MONY America and affiliates' policies in-force and applied for.

..   Disability Waiver of Premium or Monthly Deductions Rider -- This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater, if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all MONY America and affiliates' policies in-force and applied for.

..   Children's Term Insurance Rider -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all MONY America and affiliates' policies in-force and applied for.

..   Option To Purchase Additional Insurance Rider -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all MONY America and affiliates' policies inforce and applied for.

We add the following benefits automatically at no charge to each eligible policy:

..   Substitution Of Insured Person Rider (Available for policies with a minimum face amount of $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy. See "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

..   Living Benefits Rider (See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" under "Accessing your money.")

..   Loan Extension Endorsement (See "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

MONY America or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

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              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

LIQUIDITY RIDER

In states where approved, an optional rider may be elected at issue that waives the surrender charge in full if the policy is surrendered for its Net Cash Surrender Value in the first ten policy years. In order to elect the rider, the policy must have a minimum face amount of $250,000 per life when one or two policies are purchased on the lives of members of an insured group and $100,000 per life when policies are purchased on the lives of three or more members.

The rider works by refunding all or a portion of the premium and, administrative charges, and waiving all of the surrender charge, if the policy is surrendered in full in its early years. The percentage of charges refunded or waived under the rider are as follows:

----------------------------------------------------------
                               PERCENT OF
               PERCENT OF    ADMINISTRATIVE   PERCENT OF
SURRENDER IN     PREMIUM         CHARGE       SURRENDER
POLICY YEAR  CHARGE REFUNDED    REFUNDED    CHARGES WAIVED
----------------------------------------------------------
     1            100%            100%           100%
----------------------------------------------------------
     2             50%            100%           100%
----------------------------------------------------------
     3              0%            100%           100%
----------------------------------------------------------
     4              0%             80%           100%
----------------------------------------------------------
     5              0%             60%           100%
----------------------------------------------------------
     6              0%             40%           100%
----------------------------------------------------------
     7              0%              0%           100%
----------------------------------------------------------
     8              0%              0%           100%
----------------------------------------------------------
     9              0%              0%           100%
----------------------------------------------------------
     10             0%              0%           100%
----------------------------------------------------------
11 and later        0%              0%             0%
----------------------------------------------------------

The waiver of surrender charges does not apply if the policy is being exchanged or replaced during the first ten policy years with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease. There is no refund of the premium charge if during the first two policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease. There is no refund of the administrative charges if during the first six policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does this refund apply to a face amount decrease.

Amounts available under the policy for loans and partial withdrawals continue to be calculated as if this rider was not part of the policy.

The premium and administrative charge refunds that would be applicable upon a complete surrender of the policy may increase the death benefit that is calculated when the claim is paid in the first 6 policy years in order for the policy to satisfy the definition of a "life insurance contract" under
Section 7702 of the Code.

.. RESTORATION AFTER LAPSE. If your policy is restored after a lapse, the rider will also be restored unless you made a written request to terminate the rider.

.. RIDER TERMINATION. The rider will terminate on the earliest of the following dates: 1) The end of the tenth policy year; 2) The date the policy ends without value at the end of the Grace Period or otherwise terminates; 3) After the first policy anniversary, the effective date of a policy owner's written request to terminate this rider; 4) The date the policyowner exercises the Substitution of Insured Option; or 5) if you begin receiving payments under the Long-Term Care Services/SM /Rider.

LONG-TERM CARE SERVICES/SM/ RIDER. (PLEASE SEE APPENDIX III LATER IN THIS PROSPECTUS FOR RIDER VARIATIONS.) The rider provides for the acceleration of all or part of the policy death benefit as a payment each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care./(1)/ Benefits accelerated under this rider will be treated as a lien against the policy death benefit unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force and before any continuation of coverage under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

An individual qualifies as "chronically ill" if he has been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. Otherwise, unless earlier terminated due to a change in status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. We also, at our own expense, may have the insured person examined as often as we may reasonably require during a period of coverage. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate charged for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit. See "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus for more information on the charges we deduct for this rider.

If the net policy value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. While monthly benefits under the Long-Term Care Services/SM/ Rider are being paid, we will waive the monthly charge for the Long-Term Care Services/SM/ Rider.
-------------
(1)For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.

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We will pay up to the maximum total benefit for qualified long-term care services for the insured person for the duration of a period of coverage. During any period of coverage, the maximum total benefit is determined as of the first day of that period of coverage.

For policies with death benefit option A, the maximum total benefit is equal to the current long-term care specified amount. For policies with death benefit option A, the initial long term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage. You can select an acceleration percentage between 20% and 100%, subject to the minimum initial long-term care specified amount of $100,000.

For policies with death benefit option B, the maximum total benefit is equal to the current long-term care specified amount, plus the policy account value. For policies with death benefit Option B, the initial long term care specified amount is equal to the face amount of the base policy multiplied by 100%. You do not select an acceleration percentage.

During any period of coverage (see below), the maximum Total Benefit is determined as of the first day of that period of coverage.

The initial long-term care specified amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount may reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease. If you selected death benefit option A, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal. If you selected death benefit option B, the current long-term care specified amount will not be reduced.

The maximum monthly benefit is the maximum amount we or an affiliated company will pay in a month for qualified long-term care services for the insured person. Affiliates include AXA Equitable, AXA Equitable Life and Annuity Company, and U.S. Financial Life Insurance Company. The maximum monthly benefit payment amount that you can purchase from the issuer and its affiliates is limited to $50,000 per month, per insured person. At issue, the maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit is equal to the maximum total benefit as of the first day of the first period of coverage, or on the date coverage under the Nonforfeiture Benefit begins, if earlier, multiplied by the benefit percentage selected.

Each month, the monthly benefit payment (a portion of which will be applied to repay any outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or


2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act or "HIPAA." (We reserve the right to increase this percentage.) To find out the current per day limit allowed by HIPAA, go to www.IRS.gov. We may also include this information in your policy's annual report.


We will pay a proportionate amount of the monthly benefit payment for services rendered for less than a full month.

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage. We deduct the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. We also reduce the cash surrender value, as described below.


.. ELIMINATION PERIOD. The Long-Term Care Services/SM/ Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Except as described below, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of care in a qualified long-term care facility or qualified days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24 month period. The elimination period must be satisfied only once while this rider is in effect.

Furthermore, and solely at our discretion, we may deem the elimination period to be satisfied if the insured person provides proof of care from a U.S. licensed health care provider for at least 60 service days (approximately 5 days a week) within a consecutive period of 90 days starting on the first day on which such services are first provided.

You can request retroactive payment of benefits for the elimination period if a U.S. licensed health care practitioner provides written certification that the insured person is chronically ill and is expected to require qualified long-term care services for the remainder of the insured person's life, once the elimination period and all other eligibility requirements have been satisfied. The amount of any such retroactive payment will be deducted from the maximum total benefit.


.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we discover the insured person is no longer receiving Qualified Long-Term Care Services in accordance with the Plan of Care written for that Period of Coverage;

3. the date you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture Benefit has been paid out);

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5. the date you surrender the policy (except to the extent of any Nonforfeiture
   Benefit you may have under the rider);

6. the date we make a payment under the living benefits rider (for terminal illness) if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7. the date of death of the insured person.

During a period of coverage before coverage is continued as a Nonforfeiture
Benefit:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. The policy death benefit will not be less than the maximum total benefit.

3. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment--including any loan repayment. The accumulated benefit lien amount will be deducted from the policy death benefit in determining the insurance benefit we pay.

4. For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage. For policies with death benefit option A, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount. For policies with death benefit option B, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the reduction in the policy face amount.

5. If there is an outstanding policy loan (and accrued loan interest) at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the maximum total benefit that we have not accelerated to date.

6. The loan extension endorsement will no longer be applicable at any time once benefits are paid under this rider .

7. Transfers of any unloaned policy account value allocated to the guaranteed interest option or to the variable investment options are permitted. We do, however, reserve the right to restrict the variable investment options available to you during a period of coverage. If we exercise this right, we will notify you of such restrictions in advance.

After a period of coverage ends before coverage is continued as a Nonforfeiture
Benefit:

1. The base policy face amount and the unloaned policy account value will each be reduced by a percentage. For policies with death benefit option A, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount. For policies with death benefit option B, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

2. Any applicable surrender charges will be reduced on a pro rata basis for the reduction in the policy face amount.

3. The long-term care specified amount will be reduced by a percentage equal to the accumulated benefit lien amount, divided by the maximum total benefit. If after this calculation, the long-term care specified amount would be greater than the base policy face amount, the long-term care specified amount will be further reduced to the base policy face amount.

4. For any subsequent period of coverage, the maximum monthly benefit will be equal to the maximum monthly benefit during the initial period of coverage.

5. The premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the base policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire maximum total benefit has been paid out, the period of coverage will end, policy values will be adjusted as described above, and this rider will terminate. If the net policy account value is insufficient to cover the monthly deductions, the policy will terminate subject to the grace period provision.

..   RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except, where applicable, as may be provided under the "Extension of Benefits" and the "Nonforfeiture Benefit" provisions of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the maximum total benefit amount;

5. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date) if it occurs before coverage is continued as a Nonforfeiture Benefit;

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6. the date the policy goes on loan extension if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider if it occurs before coverage is continued as a Nonforfeiture Benefit.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

..   EXTENSION OF BENEFITS. If your policy lapses, terminating this rider, while the insured person is confined in a long-term care facility but before any rider benefits have been paid for a current period of coverage, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement continues without interruption after rider termination. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement (in this case, the maximum total benefit will be reduced by rider benefits that have been paid out); (b) the date the maximum total benefit has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

NONFORFEITURE BENEFIT

For a higher monthly charge, you can elect the Long-Term Care Services/SM/
Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit may continue coverage under the rider in a reduced benefit amount in situations where
(a) the Long-Term Care Services/SM/ Rider would otherwise terminate; (b) you have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and (c) your policy and Long-Term Care Services/SM/ Rider were in force for at least three policy years.

While the Nonforfeiture Benefit is in effect, all of the provisions of the Long-Term Care Services/SM/ Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

   (a)One month's maximum monthly benefit and

   (b)The sum of all charges deducted for the Long-Term Care Services/SM/ Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived while rider benefits were being paid.

The maximum total Nonforfeiture Benefit will be reduced (but not below zero) by all monthly benefit payments paid under the rider, including any loan repayments and any payments made under the "Extension of Benefits" and "Nonforfeiture Benefit" provisions. Also, the maximum total Nonforfeiture Benefit will not exceed the maximum total benefit under the rider as of the date coverage under the Nonforfeiture Benefit begins.

Coverage under the Nonforfeiture Benefit begins on the date the Long-Term Care Services/SM/ Rider would otherwise terminate for one of the following reasons (unless benefits are being continued under the "Extension of Benefits" provision of the rider):

(1)We receive your written request to terminate the Long-Term Care Services/SM/ Rider;

(2)You surrender your policy; or

(3)Your policy terminates without value at the end of a grace period.

If benefits are being continued under the "Extension of Benefits" provision of the rider and the maximum total benefit has not been paid out, coverage under the Nonforfeiture Benefit begins on the date the insured is discharged from a long-term care facility.

Once in effect, the Nonforfeiture benefit will continue long-term care coverage under a paid-up status until the earliest of (a) the death of the insured, and
(b) the date the maximum total Nonforfeiture Benefit has been paid out and reduced to zero during a period of coverage. If coverage is continued under the Nonforfeiture benefit, you will receive additional information regarding the benefit, including the maximum total Nonforfeiture Benefit amount.

For tax information concerning the Long-Term Care Services/SM/ Rider, see "Tax information" earlier in this prospectus.

CHARITABLE LEGACY RIDER. An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e. for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured's death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.

The designated beneficiary of this rider must be an organization exempt from federal taxation under Section 501(c) of the Code and listed in Section 170(c) of the Code as an authorized recipient of charitable contributions. See www.IRS.gov for valid organizations.

..   RIDER TERMINATION. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

   -- the termination of the policy;

   -- the surrender of the policy;

   -- the date we receive the policy owner's written request to terminate the rider;

   -- the date of the insured's death; or

   -- the date the policy is placed on loan extension.

If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the Substitution Of Insured Person Rider.

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 8 years. If eligible, this credit is added to your policy account value each month on your monthly anniversary date. The dollar amount of the credit is a percentage of your unloaned policy account value, which is your policy account value less any value we are holding as collateral for any policy loans, as of your monthly anniversary date.

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The credit begins in the policy's 9th year and consists of two components. The first component applies to all policies and is guaranteed. It is calculated as an annual rate of 0.25% multiplied by your unloaned policy account value.

The second component is not guaranteed. It is calculated as an annual percentage of your unloaned policy account value that varies depending on (i) the issue age of the insured, (ii) the death benefit option elected at issue,
(iii) the policy duration and (iv) the cumulative amount of premiums you have paid to date (less any withdrawals).

To qualify for the second component of the customer loyalty credit, the cumulative amount of premiums you have paid through the end of the first 7 policy years (less any withdrawals) must be at least be equal to the equivalent amount of "target premiums" (explained below), as shown in the following chart:

-----------------------------------------------------------
ISSUE  DEATH BENEFIT OPTION A     DEATH BENEFIT OPTION B
AGE   NUMBER OF TARGET PREMIUMS  NUMBER OF TARGET PREMIUMS
-----------------------------------------------------------
 0-17            11                         11
-----------------------------------------------------------
18-58            13                         12
-----------------------------------------------------------
 59+             11                         11
-----------------------------------------------------------

If you qualify for the second component of the customer loyalty credit, the applicable annual percentage rate that we will use to determine the total amount of your credit (the sum of the two components) is shown below:

--------------------------------------------------------------------------------------------------------
                      ISSUE                             POLICY         CREDIT        CREDIT      TOTAL
                       AGE                             DURATION      PERCENTAGE    PERCENTAGE
                                                                     (GUARANTEED (NON-GUARANTEED
                                                                     COMPONENT)    COMPONENT)
--------------------------------------------------------------------------------------------------------
                      0-29                         Policy years 9-27    0.25%         0.00%      0.25%
                                                   Policy years 28 +    0.25%         0.30%      0.55%
--------------------------------------------------------------------------------------------------------
                      30-39                        Policy years 9-18    0.25%         0.00%      0.25%
                                                   Policy years 19 +    0.25%         0.30%      0.55%
--------------------------------------------------------------------------------------------------------
                      40-49                        Policy years 9-14    0.25%         0.05%      0.30%
                                                   Policy years 15 +    0.25%         0.30%      0.55%
--------------------------------------------------------------------------------------------------------
                      50-59                        Policy years 9-10    0.25%         0.05%      0.30%
                                                   Policy years 11 +    0.25%         0.30%      0.55%
--------------------------------------------------------------------------------------------------------
                      60 +                         Policy years 9 +     0.25%         0.05%      0.30%
--------------------------------------------------------------------------------------------------------

The "target premium" is actuarially determined for each policy, based on that policy's characteristics, as well as the death benefit option at issue and the policy's face amount. The illustrations of Policy Benefits that your financial professional will provide will contain more information regarding the amount of premiums that must be paid in order for the higher percentage credit to be applicable to your policy.

Because IncentiveLife Optimizer(R) III is being first offered in 2015, no customer loyalty credit has yet been made to an IncentiveLife Optimizer(R) III policy.

VARIATIONS AMONG INCENTIVELIFE OPTIMIZER(R) III POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

MONY America also may vary or waive the charges (including surrender charges) and other terms of IncentiveLife Optimizer(R) III where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with IncentiveLife Optimizer(R) III. We will make such variations only in accordance with uniform rules that we establish.

MONY America or your financial professional can advise you about any variations that may apply to your policy or see Appendix III later in this prospectus for more information.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the "MONY America Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. MONY America will retain the funds until a draft is presented for payment. Interest on the MONY America Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The MONY America Access Account is part of MONY America's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The MONY America Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside the U.S., however, cannot elect the AXA Equitable Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the AXA Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the MONY America Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you or any agent of MONY America, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

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In most states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. In other states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

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10. More information about certain policy charges

--------------------------------------------------------------------------------

DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. Currently, we reduce this charge to 4% after an amount equal to two sales load "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specified characteristics death benefit option, as well as the policy's face amount, among other factors. In addition, if your policy includes the Liquidity Rider, a portion of the deductions from premiums will be refunded upon surrender within the first two policy years (see "Liquidity Rider" in "More information about policy features and benefits" earlier in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the tenth policy year, or within the first ten years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $9.45 and $46.17 per $1,000 of initial base policy face amount, or base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year ten. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the Liquidity Rider, the surrender charges are waived in full if you surrender your policy in full (see "Liquidity Rider" in "More information about policy features and benefits" earlier in this prospectus). Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charge attributable to each increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first ten policy years or within ten years following a face amount increase, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

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SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.


.. POLICY ILLUSTRATION CHARGE. We do not charge for illustrations. We reserve the right to charge in the future.


.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $15 from your policy account value at the beginning of each policy month. Currently, in all subsequent policy years we deduct $10 at the beginning of each policy month, but not beyond the policy anniversary when the insured person is attained age
100. We reserve the right to increase or decrease this amount in the future, although it will never exceed $10 and will never be deducted beyond the policy anniversary when the insured person is attained age 121. In addition we currently deduct between $0.06 and $0.34 per $1,000 of your initial base policy face amount and any face amount increase above the previous highest face amount at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase. We reserve the right to continue this charge beyond the ten year period previously described, but it will never be deducted beyond the policy anniversary when the insured person is attained age
121. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

If your policy includes the Liquidity Rider, a portion of the administrative charge will be refunded upon surrender within the first six policy years (see "Liquidity Rider" in "More information about policy features and benefits" earlier in this prospectus).

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between
(a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we may deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 121). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. In addition, our current non-guaranteed cost of insurance rates are zero for policy years in which the insured person's attained age is 100 or older. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. Subject to any necessary regulatory approvals, we have the ability to raise these rates up to the guaranteed maximum at any time.

The guaranteed maximum cost of insurance rates for gender neutral IncentiveLife Optimizer(R) III policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Table. The guaranteed maximum cost of insurance rates for gender neutral IncentiveLife Optimizer(R) III policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Tables. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

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Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

For policies with a minimum stated face amount of $25,000 which are issued as a result of an Option to Purchase Additional Insurance election or a conversion from a term life policy or rider, our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, under these circumstances, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $100,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.60% of the value in your policy's variable investment options and the Market Stabilizer Option(R), if applicable, during the first 8 policy years, with no charge in policy year 9 and thereafter. We reserve the right to increase or decrease this charge in the future, although it will never exceed 1.00% during policy years 1 - 10, and 0.50% during policy years 11 and later. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The loan interest spread will not exceed 1%. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elect the following riders, the charge for each rider is deducted from your policy account value on the first day of each policy month that the rider is in effect. The rider charges are designed to offset the cost of providing the benefit under the rider. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you choose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% (on a guaranteed basis) of the actual amounts of all the other monthly charges (including charges for other riders you elected) deducted from your policy account value, and depends on the individual insurance risk characteristics of the insured person. The current monthly charges for this rider may be lower than the maximum monthly charges.

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.. DISABILITY WAIVER OF PREMIUM OR MONTHLY DEDUCTIONS. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the policy reaches age 65 and while the rider is in effect. This amount is between $0.01 and $0.60 per $1,000 of initial base policy face amount on a guaranteed basis. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. These amounts are in addition to the charges for the riders themselves. The current monthly charges for this rider may be lower than the maximum monthly charges.

.. LONG-TERM CARE SERVICES/SM/ RIDER. If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.22 and $2.67 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.25 and $2.94 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The amount at risk under the rider depends on the death benefit option selected under the policy. For policies with death benefit option A, the amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit option B, the amount at risk for the rider is the current long-term care specified amount. The current monthly charges for this rider may be lower than the maximum monthly charges.

If you continue coverage under the Nonforfeiture Benefit, the charge for the rider will no longer apply.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you choose this rider and while it is in effect, we deduct between $0.04 and $0.17 per $1,000 of the face amount of the additional insurance available for purchase from your policy account value each month until the insured under the base policy reaches age 40.

.. CHARITABLE LEGACY RIDER. There is no additional charge if you choose this rider.

.. LIQUIDITY RIDER. If you choose this rider, we deduct $0.04 per $1,000 of your initial base policy face amount from your policy account value each month until the earlier of the end of the tenth policy year or termination of the policy or termination of the rider. In addition, we currently reduce this charge to $0.01 per $1000 of the initial base policy face amount for the first 2 policy years. The charge for this rider does not vary depending upon the specifics of your policy. You must notify us in writing if you wish to cancel this rider.

.. ADDING THE LIVING BENEFITS RIDER. If you elect the Living Benefits Rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

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11. More information about procedures that apply to your policy

--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

THIRD PARTY AGREEMENTS. If we have entered into a prior written agreement that authorizes your financial professional to submit transfer requests and/or changes to allocation instructions on your behalf, any such transfer request or change to allocation instructions will be considered received by us on the business day it arrives from your financial professional in complete and proper form at our Administrative Office, or via the appropriate telephone or fax number if the item is of the type we accept by those means. We may terminate any such agreement at any time without prior notice.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them in complete and proper form:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request in complete and proper form:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   policy cancellation

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

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POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for (or on a better risk class than applied for), then the register date will be the later of
    (a) the date you signed part I, section D of the policy application or
    (b) the date a medical or paramedical professional signed part II of the policy application.

..   In general, if we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or, if we issue the policy on a different (less favorable) basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. In limited circumstances, even if we issue your policy on a less favorable basis, the premium amount you paid may be sufficient to cover your full minimum initial premium. In this event, we will not move the register date to the delivery date. These procedures are designed to ensure that premiums and charges will commence on the same date as your insurance coverage. We will determine the interest rate applicable to the guaranteed interest option based on the register date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

..   For Section 1035 exchanges:

     . If you submit the full initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for, then the register date will be the later of (a), the date you signed part I, section D of the policy application, or (b) the date a medical professional signed part II of the policy application.

     . If we do not receive your full initial premium payment at our Administrative Office before the issue date, or we issue the policy on a different (less favorable) basis than you applied for, the register date will be:

          . For Internal 1035 exchanges -- your original policy will be surrendered as of the date the new policy is approved by the underwriter, and the register date of the new policy will be the same date.


          . For External 1035 exchanges -- the date we receive the 1035 exchange check from the external carrier, provided it meets the minimum initial premium requirement, otherwise the register date will be the date we deliver the policy to you provided we received your full minimum initial premium. If we received your full minimum initial premium or your policy was delivered on the 29th, 30th, or 31st of the month, we will move the register date to the 28th of the month.


We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "MONY Life Insurance Company of America."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to MONY Life Insurance Company of America, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than MONY Life Insurance Company of America and endorsed over to MONY Life Insurance Company of America only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

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ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

Your policy has the Substitution of Insured Person Rider and after the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no-lapse guarantee and Long-Term Care Services/SM/ Rider will terminate. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, other documentation we require, and provide a representation that your policy is not being exchanged for another life or annuity contract.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of IncentiveLife Optimizer(R) III in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for IncentiveLife Optimizer(R) III policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific IncentiveLife Optimizer(R) III policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

BROKER TRANSACTION AUTHORITY

After your policy has been issued, we may accept transfer requests and changes to your premium allocation instructions or fund transfers by telephone, mail, facsimile or electronically, and requests for automatic transfer service and asset rebalancing service in writing, by mail or facsimile, from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, MONY America will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. MONY America will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. MONY America will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. MONY America may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity. MONY America may terminate any such authorization at any time without prior notice.

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12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. The Company is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by the Company's general account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Commisioner of Insurance in the state of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either
(2), (3) or (4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of

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market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which MONY America has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that MONY America has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By Phone:" in "How to reach us" from a touch-tone phone, if the policy is individually owned and you are the owner, or through axa.com or us.axa.com for those outside the U.S. if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.


If you wish to enroll through axa.com or us.axa.com for those outside the U.S., you must first agree to the terms and conditions set forth in our axa.com or us.axa.com for those outside the U.S. Online Services Agreement, which you can find at our website. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S. are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., if we have reason to believe the instructions given are unauthorized.


If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m.

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Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or MONY America Variable Account K operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to IncentiveLife Optimizer(R) III from one investment option and put them into another;

..   end the registration of, or re-register, MONY America Variable Account K under the Investment Company Act of 1940;

..   operate MONY America Variable Account K under the direction of a
    "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect MONY America Variable Account K;

..   operate MONY America Variable Account K, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge MONY America Variable Account K an advisory fee. We may make any legal investments we wish for MONY America Variable Account K. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you

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written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
K. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of MONY America and AXA Equitable, and AXA Distributors is an affiliate of MONY America and an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other MONY America life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").

MONY America pays compensation to both Distributors based on policies sold. MONY America may also make additional payments to the Distributors and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although MONY America takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. MONY America, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. MONY America pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation") in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). AXA Advisors, in turn, may pay a portion of the premium-based compensation received from MONY America to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Depending on the compensation schedule selected by your AXA Advisors financial professional and/or the Selling broker-dealer from the three options specified below, the premium- and asset-based compensation will generally not exceed:

(1)99% of the premiums you pay up to one target premium in your policy's first year, plus 8.5% of all other premiums you pay in your policy's first year; plus 5.8% of all other premiums you pay in policy years two through five; plus 3.8% of all other premiums you pay in policy years six through ten, and 2.5% thereafter; plus asset-based compensation of up to 0.10% in policy years eleven and later.

(2)58.7% of the premiums you pay up to one target premium in your policy's first year, plus 8.5% of all other premiums you pay in your policy's first year; plus 15% of premiums you pay up to one target premium in policy years two through five, plus 7% of all other premiums you pay in policy years two through five; plus 13% of premiums you pay up to one target premium in policy years six through seven, plus 5% of all other premiums you pay in policy years six through seven; plus 2% of all premiums you pay in policy years eight through ten, and 1.5% thereafter; plus asset-based compensation of up to 0.30% in policy years eight and later.

(3)36.7% of the premiums you pay up to one target premium in your policy's first year, plus 8.5% of all other premiums you pay in your policy's first year; plus 8% of premiums you pay up to one target premium in policy years two through five, plus 7% of all other premiums you pay in policy years two through five; plus 6% of premiums you pay up to one target premium in policy years six through seven, plus 5% of all other premiums you pay in policy years six through seven; plus 2% of all premiums you pay in policy years eight through ten, and 1.5% thereafter; plus asset-based compensation of up to 0.30% in policy years eight and later.

Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both premium-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of premiums alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA

                     MORE INFORMATION ABOUT OTHER MATTERS

Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both MONY America policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of MONY America products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of a MONY America policy than it pays for the sale of a policy or other financial product issued by a company other than MONY America. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve MONY America policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of MONY America policies than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of MONY America policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an MONY America policy over a policy or other financial product issued by a company not affiliated with MONY America. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. MONY America pays premium-based and asset-based compensation (together, "compensation") to AXA Distributors. Premium-based compensation is paid based on MONY America policies sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. AXA Distributors pays a portion of the compensation it receives to the Selling broker-dealer making the sale. Depending on the compensation schedule selected by the Selling broker-dealer from the three options specified below, premium and asset-based compensation will generally not exceed:

(1)135% of the premiums you pay up to one target premium in your policy's first two years, plus 7% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten; plus asset-based compensation of up to 0.10% in policy years 11 and later.

(2)80% of the premiums you pay up to one target premium in your policy's first two years, plus 7% of all other premiums you pay in your policy's first year; plus 12% of all other premiums you pay up to one target premium in policy years two through seven, plus 4% of all other premiums you pay in policy years two through seven; plus asset-based compensation of up to 0.30% in policy years eight and later.

(3)50% of the premiums you pay up to one target premium in your policy's first two years, plus 7% of all other premiums you pay in your policy's first year; plus 5% of all other premiums you pay up to one target premium in policy years two through seven, plus 4% of all other premiums you pay in policy years two through seven; plus asset-based compensation of up to 0.30% in policy years eight and later.

The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of MONY America's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of MONY America products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers,

                     MORE INFORMATION ABOUT OTHER MATTERS

AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of MONY America products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain MONY America policies exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of MONY America policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2018) received additional payments. These additional payments ranged from $536.67 to $6,370,912.47. MONY America and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of MONY America policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
Community America Financial Solution
CUNA Brokerage Services
CUSO Financial Services, L.P.
DPL Financial Partners
Equity Services Inc.
Farmer's Financial Solution
Geneos Wealth Management
Gradient Securities, LLC
H. Beck, Inc.
H.D. Vest Investment Securities, Inc.
Huntleigh Securities Corp.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investment Services, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
Lion Street Financial
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
Park Avenue Securities, LLC
PlanMember Securities Corp.
PNC Investments
Primerica Financial Services, Inc.
Prospera Financial Services
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo


LEGAL PROCEEDINGS

MONY America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in MONY America Variable Account K, nor would any of these proceedings be likely to have a material adverse effect on MONY America Variable Account K, our ability to meet our obligations under the policies, or the distribution of the policies.

                     MORE INFORMATION ABOUT OTHER MATTERS

13. Financial statements of MONY America Variable Account K and MONY America

--------------------------------------------------------------------------------

The financial statements of MONY America Variable Account K, as well as the consolidated financial statements of MONY America, are in the Statement of Additional Information ("SAI").

The financial statements of MONY America have relevance for the policies only to the extent that they bear upon the ability of MONY America to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

   FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT K AND MONY AMERICA

14. Personalized illustrations

--------------------------------------------------------------------------------

ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a HYPOTHETICAL ILLUSTRATION. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2018 (or expected to be incurred in 2019, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2018. You may request a weighted illustration that computes the average of investment management fees and expenses of all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. A HISTORICAL ILLUSTRATION reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option that assumes a portion of net premiums allocated to the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.


Appendix I to this prospectus contains an arithmetic hypothetical illustration.

                          PERSONALIZED ILLUSTRATIONS

Appendix I: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES AND ACCUMULATED PREMIUMS


The following tables illustrate the changes in death benefit, policy account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit option A or death benefit option B. The tables assume annual planned periodic premiums that are paid at the beginning of each policy year for an insured person who is a 35-year-old preferred elite risk male non-tobacco user when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the policy account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. MONY America is not able to predict the future performance of the investment options. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (1.10)%, 4.84% and 10.77%. These net annual rates of return do not reflect the mortality and expense risk charge, or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.


Tables are provided for each of the two death benefit options. The tables headed "Using Current Charges" assume that the current rates for the following charges deducted by MONY America in each year illustrated: premium charge, administrative charge, cost of insurance charge, mortality and expense risk charge (including MONY America's currently planned reduction in the policy's 9th year). The tables headed "Using Guaranteed Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits have been elected, (ii) no loans or withdrawals are made, (iii) no changes in coverage are requested and (iv) no change in the death benefit option is requested.


With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.55%, and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 0.55%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. THESE RATES DO NOT REFLECT EXPENSE LIMITATION ARRANGEMENTS IN EFFECT WITH RESPECT TO CERTAIN OF THE UNDERLYING PORTFOLIOS. IF THOSE ARRANGEMENTS HAD BEEN ASSUMED, THE POLICY VALUES WOULD BE HIGHER THAN THOSE SHOWN IN THE FOLLOWING TABLES. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.


The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE OPTIMIZER III
$600,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION A
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,390*
USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST


---------------------------------------------------------------------------------------------------------------------

                               DEATH BENEFIT                   ACCOUNT VALUE             NET CASH SURRENDER VALUE
                               -------------                   -------------             ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST   ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR     ANNUAL INVESTMENT RETURN OF:    ANNUAL INVESTMENT RETURN OF:    ANNUAL INVESTMENT RETURN OF:
---------------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS   12% GROSS  0% GROSS  6% GROSS   12% GROSS  0% GROSS  6% GROSS   12% GROSS
---------------------------------------------------------------------------------------------------------------------
   1     $    6,710   $600,000 $  600,000 $   600,000 $  4,753 $    5,071 $     5,389 $      0 $        0 $         0
---------------------------------------------------------------------------------------------------------------------
   2     $   13,754   $600,000 $  600,000 $   600,000 $  9,470 $   10,401 $    11,369 $      0 $        0 $       797
---------------------------------------------------------------------------------------------------------------------
   3     $   21,152   $600,000 $  600,000 $   600,000 $ 14,222 $   16,078 $    18,084 $  4,322 $    6,178 $     8,184
---------------------------------------------------------------------------------------------------------------------
   4     $   28,919   $600,000 $  600,000 $   600,000 $ 18,884 $   21,985 $    25,469 $  9,752 $   12,853 $    16,337
---------------------------------------------------------------------------------------------------------------------
   5     $   37,074   $600,000 $  600,000 $   600,000 $ 23,452 $   28,126 $    33,585 $ 15,136 $   19,810 $    25,269
---------------------------------------------------------------------------------------------------------------------
   6     $   45,637   $600,000 $  600,000 $   600,000 $ 27,922 $   34,505 $    42,502 $ 20,680 $   27,263 $    35,260
---------------------------------------------------------------------------------------------------------------------
   7     $   54,629   $600,000 $  600,000 $   600,000 $ 32,302 $   41,138 $    52,307 $ 26,128 $   34,965 $    46,133
---------------------------------------------------------------------------------------------------------------------
   8     $   64,070   $600,000 $  600,000 $   600,000 $ 36,587 $   48,032 $    63,085 $ 31,481 $   42,926 $    57,979
---------------------------------------------------------------------------------------------------------------------
   9     $   73,983   $600,000 $  600,000 $   600,000 $ 41,133 $   55,674 $    75,582 $ 37,428 $   51,970 $    71,878
---------------------------------------------------------------------------------------------------------------------
  10     $   84,391   $600,000 $  600,000 $   600,000 $ 45,620 $   63,688 $    89,446 $ 45,620 $   63,688 $    89,446
---------------------------------------------------------------------------------------------------------------------
  15     $  144,781   $600,000 $  600,000 $   600,000 $ 70,980 $  114,477 $   190,387 $ 70,980 $  114,477 $   190,387
---------------------------------------------------------------------------------------------------------------------
  20     $  221,856   $600,000 $  600,000 $   600,000 $ 94,464 $  178,946 $   360,722 $ 94,464 $  178,946 $   360,722
---------------------------------------------------------------------------------------------------------------------
  25     $  320,225   $600,000 $  600,000 $   868,066 $114,350 $  259,742 $   647,811 $114,350 $  259,742 $   647,811
---------------------------------------------------------------------------------------------------------------------
  30     $  445,771   $600,000 $  600,000 $ 1,377,131 $127,777 $  360,457 $ 1,128,796 $127,777 $  360,457 $ 1,128,796
---------------------------------------------------------------------------------------------------------------------
  35     $  606,004   $600,000 $  600,000 $ 2,243,507 $133,462 $  489,462 $ 1,934,058 $133,462 $  489,462 $ 1,934,058
---------------------------------------------------------------------------------------------------------------------
  40     $  810,506   $600,000 $  704,172 $ 3,515,162 $127,721 $  658,105 $ 3,285,198 $127,721 $  658,105 $ 3,285,198
---------------------------------------------------------------------------------------------------------------------
  45     $1,071,508   $600,000 $  918,078 $ 5,837,035 $100,523 $  874,360 $ 5,559,081 $100,523 $  874,360 $ 5,559,081
---------------------------------------------------------------------------------------------------------------------
  50     $1,404,620   $600,000 $1,203,017 $ 9,808,305 $ 28,304 $1,145,731 $ 9,341,243 $ 28,304 $1,145,731 $ 9,341,243
---------------------------------------------------------------------------------------------------------------------
  55     $1,829,765         ** $1,555,407 $16,349,774       ** $1,481,340 $15,571,213       ** $1,481,340 $15,571,213
---------------------------------------------------------------------------------------------------------------------
  60     $2,372,370         ** $1,927,877 $26,238,006       ** $1,908,789 $25,978,224       ** $1,908,789 $25,978,224
---------------------------------------------------------------------------------------------------------------------
  65     $3,064,886         ** $2,490,424 $44,038,321       ** $2,465,766 $43,602,298       ** $2,465,766 $43,602,298
---------------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE OPTIMIZER III
$600,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION A
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,390*
USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST


---------------------------------------------------------------------------------------------------------------

                              DEATH BENEFIT                 ACCOUNT VALUE           NET CASH SURRENDER VALUE
                              -------------                 -------------           ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:
---------------------------------------------------------------------------------------------------------------
                      0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS
---------------------------------------------------------------------------------------------------------------
   1     $    6,710   $600,000 $600,000 $   600,000 $ 4,279  $  4,581 $     4,884 $     0  $      0 $         0
---------------------------------------------------------------------------------------------------------------
   2     $   13,754   $600,000 $600,000 $   600,000 $ 8,498  $  9,367 $    10,271 $     0  $      0 $         0
---------------------------------------------------------------------------------------------------------------
   3     $   21,152   $600,000 $600,000 $   600,000 $12,605  $ 14,310 $    16,155 $ 2,705  $  4,410 $     6,255
---------------------------------------------------------------------------------------------------------------
   4     $   28,919   $600,000 $600,000 $   600,000 $16,579  $ 19,393 $    22,562 $ 7,447  $ 10,261 $    13,430
---------------------------------------------------------------------------------------------------------------
   5     $   37,074   $600,000 $600,000 $   600,000 $20,430  $ 24,630 $    29,548 $12,114  $ 16,314 $    21,232
---------------------------------------------------------------------------------------------------------------
   6     $   45,637   $600,000 $600,000 $   600,000 $24,154  $ 30,020 $    37,167 $16,912  $ 22,778 $    29,925
---------------------------------------------------------------------------------------------------------------
   7     $   54,629   $600,000 $600,000 $   600,000 $27,739  $ 35,554 $    45,465 $21,565  $ 29,380 $    39,291
---------------------------------------------------------------------------------------------------------------
   8     $   64,070   $600,000 $600,000 $   600,000 $31,169  $ 41,221 $    54,493 $26,063  $ 36,115 $    49,387
---------------------------------------------------------------------------------------------------------------
   9     $   73,983   $600,000 $600,000 $   600,000 $34,528  $ 47,138 $    64,478 $30,824  $ 43,434 $    60,773
---------------------------------------------------------------------------------------------------------------
  10     $   84,391   $600,000 $600,000 $   600,000 $37,720  $ 53,195 $    75,365 $37,720  $ 53,195 $    75,365
---------------------------------------------------------------------------------------------------------------
  15     $  144,781   $600,000 $600,000 $   600,000 $52,378  $ 87,792 $   150,520 $52,378  $ 87,792 $   150,520
---------------------------------------------------------------------------------------------------------------
  20     $  221,856   $600,000 $600,000 $   600,000 $62,890  $128,173 $   272,830 $62,890  $128,173 $   272,830
---------------------------------------------------------------------------------------------------------------
  25     $  320,225   $600,000 $600,000 $   635,238 $65,645  $172,697 $   474,058 $65,645  $172,697 $   474,058
---------------------------------------------------------------------------------------------------------------
  30     $  445,771   $600,000 $600,000 $   981,089 $56,378  $220,131 $   804,171 $56,378  $220,131 $   804,171
---------------------------------------------------------------------------------------------------------------
  35     $  606,004   $600,000 $600,000 $ 1,550,927 $26,591  $267,699 $ 1,337,006 $26,591  $267,699 $ 1,337,006
---------------------------------------------------------------------------------------------------------------
  40     $  810,506         ** $600,000 $ 2,355,769      **  $312,756 $ 2,201,653      **  $312,756 $ 2,201,653
---------------------------------------------------------------------------------------------------------------
  45     $1,071,508         ** $600,000 $ 3,795,648      **  $345,406 $ 3,614,902      **  $345,406 $ 3,614,902
---------------------------------------------------------------------------------------------------------------
  50     $1,404,620         ** $600,000 $ 6,150,889      **  $338,699 $ 5,857,989      **  $338,699 $ 5,857,989
---------------------------------------------------------------------------------------------------------------
  55     $1,829,765         ** $600,000 $ 9,790,895      **  $190,674 $ 9,324,662      **  $190,674 $ 9,324,662
---------------------------------------------------------------------------------------------------------------
  60     $2,372,370         **       ** $15,023,439      **        ** $14,874,692      **        ** $14,874,692
---------------------------------------------------------------------------------------------------------------
  65     $3,064,886         **       ** $24,341,717      **        ** $24,100,710      **        ** $24,100,710
---------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE OPTIMIZER III
$600,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION B
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,860*
USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST


-----------------------------------------------------------------------------------------------------------------

                               DEATH BENEFIT                  ACCOUNT VALUE           NET CASH SURRENDER VALUE
                               -------------                  -------------           ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST   ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR     ANNUAL INVESTMENT RETURN OF:   ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:
-----------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS   12% GROSS  0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS
-----------------------------------------------------------------------------------------------------------------
   1     $    7,203   $605,186 $  605,530 $   605,873 $  5,186 $  5,530 $     5,873 $      0 $      0 $         0
-----------------------------------------------------------------------------------------------------------------
   2     $   14,766   $610,326 $  611,335 $   612,385 $ 10,326 $ 11,335 $    12,385 $      0 $    763 $     1,813
-----------------------------------------------------------------------------------------------------------------
   3     $   22,707   $615,502 $  617,516 $   619,693 $ 15,502 $ 17,516 $    19,693 $  5,602 $  7,616 $     9,793
-----------------------------------------------------------------------------------------------------------------
   4     $   31,046   $620,579 $  623,945 $   627,727 $ 20,579 $ 23,945 $    27,727 $ 11,447 $ 14,813 $    18,595
-----------------------------------------------------------------------------------------------------------------
   5     $   39,801   $625,551 $  630,627 $   636,553 $ 25,551 $ 30,627 $    36,553 $ 17,235 $ 22,311 $    28,237
-----------------------------------------------------------------------------------------------------------------
   6     $   48,994   $630,416 $  637,565 $   646,247 $ 30,416 $ 37,565 $    46,247 $ 23,174 $ 30,323 $    39,005
-----------------------------------------------------------------------------------------------------------------
   7     $   58,647   $635,181 $  644,777 $   656,902 $ 35,181 $ 44,777 $    56,902 $ 29,007 $ 38,603 $    50,728
-----------------------------------------------------------------------------------------------------------------
   8     $   68,782   $639,841 $  652,269 $   668,608 $ 39,841 $ 52,269 $    68,608 $ 34,735 $ 47,163 $    63,502
-----------------------------------------------------------------------------------------------------------------
   9     $   79,424   $644,783 $  660,569 $   682,172 $ 44,783 $ 60,569 $    82,172 $ 41,078 $ 56,865 $    78,468
-----------------------------------------------------------------------------------------------------------------
  10     $   90,599   $649,658 $  669,268 $   697,210 $ 49,658 $ 69,268 $    97,210 $ 49,658 $ 69,268 $    97,210
-----------------------------------------------------------------------------------------------------------------
  15     $  155,430   $676,811 $  723,858 $   805,933 $ 76,811 $123,858 $   205,933 $ 76,811 $123,858 $   205,933
-----------------------------------------------------------------------------------------------------------------
  20     $  238,174   $701,768 $  792,651 $   988,124 $101,768 $192,651 $   388,124 $101,768 $192,651 $   388,124
-----------------------------------------------------------------------------------------------------------------
  25     $  343,778   $722,330 $  877,097 $ 1,291,513 $122,330 $277,097 $   691,513 $122,330 $277,097 $   691,513
-----------------------------------------------------------------------------------------------------------------
  30     $  478,559   $734,687 $  976,940 $ 1,794,100 $134,687 $376,940 $ 1,194,100 $134,687 $376,940 $ 1,194,100
-----------------------------------------------------------------------------------------------------------------
  35     $  650,577   $736,990 $1,093,964 $ 2,630,066 $136,990 $493,964 $ 2,030,066 $136,990 $493,964 $ 2,030,066
-----------------------------------------------------------------------------------------------------------------
  40     $  870,121   $724,750 $1,227,508 $ 4,022,806 $124,750 $627,508 $ 3,422,806 $124,750 $627,508 $ 3,422,806
-----------------------------------------------------------------------------------------------------------------
  45     $1,150,320   $687,247 $1,369,187 $ 6,340,729 $ 87,247 $769,187 $ 5,740,729 $ 87,247 $769,187 $ 5,740,729
-----------------------------------------------------------------------------------------------------------------
  50     $1,507,934   $604,911 $1,497,574 $10,193,722 $  4,911 $897,574 $ 9,593,722 $  4,911 $897,574 $ 9,593,722
-----------------------------------------------------------------------------------------------------------------
  55     $1,964,349         ** $1,577,959 $16,781,810       ** $977,959 $15,982,676       ** $977,959 $15,982,676
-----------------------------------------------------------------------------------------------------------------
  60     $2,546,864         ** $1,566,998 $27,208,334       ** $966,998 $26,608,334       ** $966,998 $26,608,334
-----------------------------------------------------------------------------------------------------------------
  65     $3,290,316         ** $1,401,766 $45,029,713       ** $801,766 $44,429,713       ** $801,766 $44,429,713
-----------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE OPTIMIZER III
$600,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION B
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,860*
USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST


---------------------------------------------------------------------------------------------------------------

                              DEATH BENEFIT                 ACCOUNT VALUE           NET CASH SURRENDER VALUE
                              -------------                 -------------           ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:
---------------------------------------------------------------------------------------------------------------
                      0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS
---------------------------------------------------------------------------------------------------------------
   1     $    7,203   $604,706 $605,034 $   605,362 $ 4,706  $  5,034 $     5,362 $     0  $      0 $         0
---------------------------------------------------------------------------------------------------------------
   2     $   14,766   $609,338 $610,284 $   611,267 $ 9,338  $ 10,284 $    11,267 $     0  $      0 $       695
---------------------------------------------------------------------------------------------------------------
   3     $   22,707   $613,844 $615,702 $   617,712 $13,844  $ 15,702 $    17,712 $ 3,944  $  5,802 $     7,812
---------------------------------------------------------------------------------------------------------------
   4     $   31,046   $618,203 $621,271 $   624,723 $18,203  $ 21,271 $    24,723 $ 9,071  $ 12,139 $    15,591
---------------------------------------------------------------------------------------------------------------
   5     $   39,801   $622,423 $627,002 $   632,362 $22,423  $ 27,002 $    32,362 $14,107  $ 18,686 $    24,046
---------------------------------------------------------------------------------------------------------------
   6     $   48,994   $626,502 $632,896 $   640,682 $26,502  $ 32,896 $    40,682 $19,260  $ 25,654 $    33,439
---------------------------------------------------------------------------------------------------------------
   7     $   58,647   $630,424 $638,940 $   649,730 $30,424  $ 38,940 $    49,730 $24,251  $ 32,766 $    43,556
---------------------------------------------------------------------------------------------------------------
   8     $   68,782   $634,176 $645,121 $   659,559 $34,176  $ 45,121 $    59,559 $29,070  $ 40,015 $    54,453
---------------------------------------------------------------------------------------------------------------
   9     $   79,424   $637,846 $651,565 $   670,409 $37,846  $ 51,565 $    70,409 $34,142  $ 47,860 $    66,705
---------------------------------------------------------------------------------------------------------------
  10     $   90,599   $641,330 $658,147 $   682,211 $41,330  $ 58,147 $    82,211 $41,330  $ 58,147 $    82,211
---------------------------------------------------------------------------------------------------------------
  15     $  155,430   $657,224 $695,398 $   762,843 $57,224  $ 95,398 $   162,843 $57,224  $ 95,398 $   162,843
---------------------------------------------------------------------------------------------------------------
  20     $  238,174   $668,339 $737,729 $   890,778 $68,339  $137,729 $   290,778 $68,339  $137,729 $   290,778
---------------------------------------------------------------------------------------------------------------
  25     $  343,778   $670,605 $781,346 $ 1,090,774 $70,605  $181,346 $   490,774 $70,605  $181,346 $   490,774
---------------------------------------------------------------------------------------------------------------
  30     $  478,559   $659,553 $820,848 $ 1,402,963 $59,553  $220,848 $   802,963 $59,553  $220,848 $   802,963
---------------------------------------------------------------------------------------------------------------
  35     $  650,577   $627,523 $845,190 $ 1,888,221 $27,523  $245,190 $ 1,288,221 $27,523  $245,190 $ 1,288,221
---------------------------------------------------------------------------------------------------------------
  40     $  870,121         ** $837,533 $ 2,643,870      **  $237,533 $ 2,043,870      **  $237,533 $ 2,043,870
---------------------------------------------------------------------------------------------------------------
  45     $1,150,320         ** $759,252 $ 3,809,698      **  $159,252 $ 3,209,698      **  $159,252 $ 3,209,698
---------------------------------------------------------------------------------------------------------------
  50     $1,507,934         **       ** $ 5,586,481      **        ** $ 4,986,481      **        ** $ 4,986,481
---------------------------------------------------------------------------------------------------------------
  55     $1,964,349         **       ** $ 8,273,347      **        ** $ 7,673,347      **        ** $ 7,673,347
---------------------------------------------------------------------------------------------------------------
  60     $2,546,864         **       ** $12,347,564      **        ** $11,747,564      **        ** $11,747,564
---------------------------------------------------------------------------------------------------------------
  65     $3,290,316         **       ** $18,615,921      **        ** $18,015,921      **        ** $18,015,921
---------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

Appendix II: Calculating the alternate death benefit

--------------------------------------------------------------------------------

USING THE GUIDELINE PREMIUM TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death and that there is no outstanding debt. We also assume that the owner selected the guideline premium test. Policy 1 shows what the death benefit would be for a policy with low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times the death benefit percentage. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $42,000 ($35,000 x 120%) and the alternate death benefit for Policy 2 is $102,000 ($85,000 x 120%). The basic death benefit under Option A is equal to the face amount ($100,000) on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($42,000) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit ($102,000), since the alternate death benefit ($102,000) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $42,000) and Policy 2 (since $185,000 is greater than $102,000).

          ------------------------------------------------------------
                                                     POLICY 1 POLICY 2
          ------------------------------------------------------------
          Face Amount                                $100,000 $100,000
          Policy Account Value on the Date of Death  $ 35,000 $ 85,000

          Death Benefit Percentage                       120%     120%
          Death Benefit under Option A               $100,000 $102,000

          Death Benefit under Option B               $135,000 $185,000
          ------------------------------------------------------------

USING THE CASH VALUE ACCUMULATION TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death, is a male preferred non-tobacco user, and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test. Policy 1 shows what the death benefit would be for a policy with a low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times a death benefit percentage which will be specified in your policy, and which varies based upon the insured's attained age, sex and risk class. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $64,995 ($35,000 x 185.7%) and the alternate death benefit for Policy 2 is $157,845 ($85,000 x 185.7%). The basic death benefit under Option A is equal to the face amount on ($100,000) the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($64,995) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit ($102,000), since the alternate death benefit ($157,845) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $64,995) and Policy 2 (since $185,000 is greater than $157,845).

          ------------------------------------------------------------
                                                     POLICY 1 POLICY 2
          ------------------------------------------------------------
          Face Amount                                $100,000 $100,000
          Policy Account Value on the Date of Death  $ 35,000 $ 85,000

          Death Benefit Percentage                     185.7%   185.7%

          Death Benefit under Option A               $100,000 $157,845

          Death Benefit under Option B               $135,000 $185,000
          ------------------------------------------------------------

             APPENDIX II: CALCULATING THE ALTERNATE DEATH BENEFIT

Appendix III: State policy availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where certain policies or certain features and/or benefits are either not available as of the date of this prospectus or vary from the policy's features and benefits as previously described in this prospectus. Certain features and/or benefits may have been approved in your state after your policy was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN POLICIES FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR
VARY:


-------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------

CALIFORNIA  Long Term Care Services/SM/ Rider In California, we refer to this rider as the "Comprehensive
                                              Long-Term Care Rider" (Rider
                                              Form No. R12-10CA).

            See "Long Term Care Services/SM/  The following information
            Rider" under "Other benefits you  replaces the first two sentences
            can add by rider" in "More        of the third paragraph of this
            information about policy          section in their entirety:
            features and benefits"

                                              Benefits are payable once we
                                              receive: (1) a written
                                              certification from a U.S.
                                              licensed health care
                                              practitioner that the insured
                                              person is a chronically ill
                                              individual; (2) a plan of care
                                              prescribed by a licensed health
                                              care practitioner or a
                                              multidisciplinary team under
                                              medical direction which
                                              describes the insured person's
                                              needs and specifies the type and
                                              frequency of qualified long-term
                                              care services required by the
                                              insured person; (3) proof that
                                              the "elimination period," as
                                              discussed below, has been
                                              satisfied; and 4) written notice
                                              of claim and proof of loss in a
                                              form satisfactory to us. In
                                              order to continue monthly
                                              benefit payments, we require
                                              recertification by a U.S.
                                              licensed health care
                                              practitioner every twelve months
                                              from the date of the initial or
                                              subsequent certification that
                                              the insured person is still a
                                              chronically ill individual
                                              receiving qualified long-term
                                              care services in accordance with
                                              a plan of care. WITH RESPECT TO
                                              BOTH THE CERTIFICATION AND
                                              ANNUAL RECERTIFICATION
                                              REQUIREMENTS DESCRIBED ABOVE,
                                              YOU HAVE THE OPTION TO REQUEST
                                              THAT WE EMPLOY, AT OUR EXPENSE,
                                              AN INDEPENDENT U.S. LICENSED
                                              HEALTH CARE PRACTITIONER TO
                                              CONDUCT THE ASSESSMENT AND
                                              PROVIDE THE NECESSARY
                                              CERTIFICATIONS.

                                              NONFORFEITURE BENEFIT
                                              The first two paragraphs of the
                                              "Nonforfeiture Benefit"
                                              subsection are replaced in their
                                              entirety with the following:

                                              For a higher monthly charge, you
                                              can elect the Comprehensive
                                              Long-Term Care Rider with the
                                              Nonforfeiture Benefit. The
                                              Nonforfeiture Benefit may
                                              continue coverage under the
                                              rider in a reduced benefit
                                              amount in situations where (a)
                                              the Comprehensive Long-Term Care
                                              Rider would otherwise terminate;
                                              (b) you have not already
                                              received benefits (including any
                                              loan repayments) that equal or
                                              exceed the total charges
                                              deducted for the rider; and (c)
                                              your policy and Comprehensive
                                              Long-Term Care Rider were
                                              inforce for at least four policy
                                              years.
-------------------------------------------------------------------------------


                                     III-1

 APPENDIX III: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

----------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------

CALIFORNIA                                     While the Nonforfeiture Benefit
(CONTINUED)                                    is in effect, all of the
                                               provisions of the Comprehensive
                                               Long-Term Care Rider remain
                                               applicable to you. The maximum
                                               total Nonforfeiture Benefit will
                                               be the greater of:

                                               (a)Three month's maximum monthly
                                                  benefit and
                                               (b)The sum of all charges
                                                  deducted for the
                                                  Comprehensive Long-Term Care
                                                  Rider (with the Nonforfeiture
                                                  Benefit). This amount
                                                  excludes any charges that may
                                                  have previously been waived
                                                  while rider benefits were
                                                  being paid.
----------------------------------------------------------------------------------
CONNECTICUT  See "Long Term Care Services/SM/  THE FOLLOWING INFORMATION
             Rider" under "Other benefits you  REPLACES THE THIRD PARAGRAPH IN
             can add by rider" in "More        THIS SECTION:
             information about policy
             features and benefits"

                                               The "Extension of Benefits"
                                               feature is not available.
----------------------------------------------------------------------------------

FLORIDA      See "Liquidity Rider" under       The waiver of surrender charges
             "Other benefits you can add by    applies even if the policy is
             rider" in "More information       exchanged or replaced in the
             about policy features and         first ten years in a 1035
             benefits"                         exchange. The refund of premium
                                               charges applies even if the
                                               policy is exchanged or replaced
                                               in the first two years in a 1035
                                               exchange. The refund of the
                                               administrative charges applies
                                               even if the policy is exchanged
                                               or replaced in the first six
                                               years in a 1035 exchange.
             Long Term Care Services/SM/ Rider In Florida, we refer to this rider as the "Long Term Care
                                               Insurance Rider" (Rider Form No.
                                               R12-10FL).

             See "Long Term Care Services      The monthly charge per $1,000 of
             Rider/SM/" in "Risk/benefit       the amount for which we are at
             summary: Charges and expenses     risk is as follows:
             you will pay"

                                               With the optional Nonforfeiture
                                               benefit:
                                                  Highest: $1.40
                                                  Lowest: $0.07
                                                  Representative: $0.17

                                               Without the optional
                                               Nonforfeiture benefit:
                                                  Highest: $1.40
                                                  Lowest: $0.07
                                                  Representative: $0.17
----------------------------------------------------------------------------------

             See "Long Term Care Services/SM/  ELIMINATION PERIOD
             Rider" under "Other benefits you  The first paragraph of the
             can add by rider" in "More        "Elimination Period" subsection
             information about policy          is replaced in its entirety with
             features and benefits"            the following:

                                               .  Elimination Period. The
                                               Long-Term Care Insurance Rider
                                               has an elimination period that
                                               is the required period of time
                                               while the rider is in force that
                                               must elapse before any benefit
                                               is available to the insured
                                               person under this rider. The
                                               elimination period is 90 days,
                                               beginning on the first day of
                                               any qualified long-term care
                                               services that are provided to
                                               the insured person. Generally,
                                               benefits under this rider will
                                               not be paid until the
                                               elimination period is satisfied,
                                               and benefits will not be
                                               retroactively paid for the
                                               elimination period. The
                                               elimination period can be
                                               satisfied by any combination of
                                               days of care in a qualified
                                               long-term care facility or
                                               qualified days of home health
                                               care, and the days do not have
                                               to be continuous. There is no
                                               requirement that the elimination
                                               period must be satisfied within
                                               a consecutive period of 24
                                               months starting with the month
                                               in which such services are first
                                               provided. The elimination period
                                               must be satisfied only once
                                               while this rider is in effect.
----------------------------------------------------------------------------------


                                     III-2

 APPENDIX III: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

FLORIDA      See "Long Term Care Services/SM/  PERIOD OF COVERAGE
(CONTINUED)  Rider" under "Other benefits you  The first paragraph of the
             can add by rider" in "More        "Period of coverage" subsection
             information about policy          is replaced in its entirety with
             features and benefits"            the following:

                                               .  PERIOD OF COVERAGE. The
                                               period of coverage is the period
                                               of time during which the insured
                                               receives services that are
                                               covered under the Long-Term Care
                                               Insurance Rider and for which
                                               benefits are payable. This
                                               begins on the first day covered
                                               services are received after the
                                               end of the elimination period. A
                                               period of coverage will end on
                                               the earliest of the following
                                               dates:

                                               1. the date we receive the
                                               notice of release which must be
                                               sent to us when the insured
                                               person is no longer receiving
                                               qualified long-term care
                                               services;

                                               2. the date we determine the
                                               insured person is no longer
                                               eligible to receive qualified
                                               long-term care services under
                                               this rider;

                                               3. the date you request that we
                                               terminate benefit payments under
                                               this rider;

                                               4. the date the accumulated
                                               benefit lien amount equals the
                                               maximum total benefit (or if
                                               your coverage is continued as a
                                               Nonforfeiture benefit, the date
                                               the maximum total Nonforfeiture
                                               Benefit has been paid out);

                                               5. the date you surrender the
                                               policy (except to the extent of
                                               any Nonforfeiture Benefit you
                                               may have under the rider);

                                               6. the date we make a payment
                                               under the living benefits rider
                                               (for terminal illness) if it
                                               occurs before coverage is
                                               continued as a Nonforfeiture
                                               Benefit; or

                                               7. the date of death of the
                                               insured person.
--------------------------------------------------------------------------------

                                               PREEXISTING CONDITION
                                               No benefits will be provided
                                               under this rider during the
                                               first 180 days from the
                                               effective date of the policy for
                                               long-term care services received
                                               by the insured person due to a
                                               preexisting condition. However,
                                               each day of services received by
                                               the insured person for a
                                               preexisting condition during the
                                               first 180 days that this rider
                                               is in force will count toward
                                               satisfaction of the elimination
                                               period.

             See "Long Term Care Services/SM/  The following paragraph replaces
             Rider" under "Optional rider      the first paragraph in this
             charges" in "More information     section in its entirety:
             about certain policy charges"

                                               .  LONG-TERM CARE INSURANCE
                                               RIDER. If you choose this rider
                                               without the Nonforfeiture
                                               Benefit, on a guaranteed basis,
                                               we may deduct between $0.07 and
                                               $1.40 per $1,000 of the amount
                                               for which we are at risk under
                                               the rider from your policy
                                               account value each month. If you
                                               choose this rider with the
                                               Nonforfeiture Benefit, on a
                                               guaranteed basis, we may deduct
                                               between $0.07 and $1.40 per
                                               $1,000 of the amount for which
                                               we are at risk under the rider.
                                               We will deduct this charge until
                                               the insured reaches age 121
                                               while the rider is in effect,
                                               but not when rider benefits are
                                               being paid. The amount at risk
                                               under the rider depends on the
                                               death benefit option selected
                                               under the policy. For policies
                                               with death benefit Option A, the
                                               amount at risk for the rider is
                                               the lesser of (a) the current
                                               policy face amount, minus the
                                               policy account value (but not
                                               less than zero); and (b) the
                                               current long-term care specified
                                               amount. For policies with death
                                               benefit Option B, the amount at
                                               risk for the rider is the
                                               current long-term care specified
                                               amount. The current monthly
                                               charges for this rider may be
                                               lower than the maximum monthly
                                               charges.
--------------------------------------------------------------------------------




                                     III-3

 APPENDIX III: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Requesting more information

--------------------------------------------------------------------------------



The Statement of Additional Information ("SAI"), dated May 1, 2019, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.

You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to MONY America Variable Account K and the policies. You can also review and copy information about MONY America Variable Account K, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-22886
STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


                                                                            PAGE

Who is MONY Life Insurance Company of America?                                 2

Ways we pay policy proceeds                                                    2

Distribution of the policies                                                   2

Underwriting a policy                                                          2

Insurance regulation that applies to MONY America                              2

Custodian                                                                      2

Independent registered public accounting firm                                  2

Financial statements                                                           2



                                                                        #637258

IncentiveLife Optimizer(R) III
IncentiveLife Legacy(R) III
Incentive Life Legacy(R)
Incentive Life Legacy(R) II

Flexible premium variable life insurance policies issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account K.


STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2019


--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related IncentiveLife Optimizer(R) III, IncentiveLife Legacy(R) III, Incentive Life Legacy(R) II or Incentive Life Legacy(R) prospectus, dated May 1, 2019. Each prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of MONY America Variable Account K ("Variable Account K"). We established Variable Account K under Arizona Law in 2013. The guaranteed interest option is part of MONY America's general account. Definitions of special terms used in the SAI are found in the prospectuses.

A copy of the prospectuses are available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling 1-800-777-6510, (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) or by contacting your financial professional.



             TABLE OF CONTENTS

             Who is MONY Life Insurance Company of America?     2

             Ways we pay policy proceeds                        2

             Distribution of the policies                       2

             Underwriting a policy                              2

             Insurance regulation that applies to MONY America  2

             Custodian                                          2

             Independent registered public accounting firm      2

             Financial statements                               2



Copyright 2019. MONY Life Insurance Company of America, Jersey City, NJ 07310.

  All rights reserved. Incentive Life Legacy(R), IncentiveLife Legacy(R) and IncentiveLife Optimizer(R) are registered service marks of AXA Equitable Life
                              Insurance Company.


                                                                        #637258

WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than the MONY Life Insurance Company of America has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.


AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the Policies.

We are subject to regulation by the state of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the state of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.

MONY AMERICA VARIABLE ACCOUNT K

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement between AXA Advisors and MONY America. For the years ended 2018, 2017 and 2016, AXA Advisors was paid an administrative services fee of $0, $0, and $0, respectively. MONY America paid AXA Advisors, as the distributor of these policies and as the principal underwriter of MONY America Variable Account K, $55,000,947 in 2018, $49,402,260 in 2017 and $38,035,440 in 2016. Of these amounts, for each of these three years, AXA Advisors retained $24,055,755, $19,623,354 and $14,927,863, respectively.

Under a distribution agreement between AXA Distributors and MONY America and certain of MONY America's separate accounts, including Variable Account K, MONY America paid AXA Distributors distribution fees of $41,153,018 in 2018, $43,855,292 in 2017 and $43,388,165 in 2016 as the distributor of certain policies, including these policies, and as the principal underwriter of several MONY America separate accounts, including Variable Account K. Of these amounts, for each of these three years, AXA Distributors retained $10,115,217, $10,409,551 and $10,598,867, respectively.


UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2001 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO MONY AMERICA

We are regulated and supervised by the Arizona State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.


CUSTODIAN


AXA Equitable is the custodian for shares of the Trusts owned by Variable Account K. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of MONY America Variable Account K at December 31, 2018 and for each of the two years in the period ended December 31, 2018, and the statutory-basis financial statements of MONY America at December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to MONY America as permitted by the applicable SEC independence rules. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


FINANCIAL STATEMENTS


This SAI contains the audited financial statements for each of the sub-accounts of MONY America Variable Account K (referred to elsewhere in this registration statement as Portfolios) and MONY America.


The financial statements of MONY America should be considered only as bearing upon the ability of MONY America to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in Variable Account K.

MONY LIFE INSURANCE COMPANY OF AMERICA
MONY AMERICA VARIABLE ACCOUNT K

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2018............  FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2018............................................................. FSA-31
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2018 and 2017....................................... FSA-50
   Notes to Financial Statements...................................... FSA-94

MONY LIFE INSURANCE COMPANY OF AMERICA

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............    F-1
Financial Statements - Statutory Basis:
   Balance Sheets - Statutory Basis, December 31, 2018 and December
     31, 2017.........................................................    F-2
   Statements of Operations - Statutory Basis, Years Ended
     December 31, 2018, 2017 and 2016.................................    F-3
   Statements of Changes in Capital and Surplus - Statutory Basis,
     Years Ended December 31, 2018, 2017 and 2016.....................    F-4
   Statements of Cash Flows - Statutory Basis, Years Ended
     December 31, 2018, 2017 and 2016.................................    F-5
   Notes to Financial Statements - Statutory Basis....................    F-6

                                 FSA-1  #674014

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of MONY Life Insurance Company of America and the Contractowners of MONY America Variable Account K of MONY Life Insurance Company of America

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of MONY America Variable Account K of MONY Life Insurance Company of America indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in MONY America Variable Account K of MONY Life Insurance Company of America as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES/(1)/     EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
1290 VT DOUBLELINE DYNAMIC              EQ/CAPITAL GUARDIAN RESEARCH/(1)/
ALLOCATION/(1)/                         EQ/COMMON STOCK INDEX/(1)/
1290 VT DOUBLELINE OPPORTUNISTIC        EQ/CORE BOND INDEX/(1)/
BOND/(3)/                               EQ/EQUITY 500 INDEX/(1)/
1290 VT EQUITY INCOME/(1)/              EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
1290 VT GAMCO MERGERS &                 CAP/(2)/
ACQUISITIONS/(1)/                       EQ/FRANKLIN RISING DIVIDENDS/(2)/
1290 VT GAMCO SMALL COMPANY VALUE/(1)/  EQ/FRANKLIN STRATEGIC INCOME/(2)/
1290 VT SMARTBETA EQUITY/(1)/           EQ/GLOBAL BOND PLUS/(1)/
1290 VT SOCIALLY RESPONSIBLE/(1)/       EQ/GOLDMAN SACHS MID CAP VALUE/(2)/
ALL ASSET GROWTH-ALT 20/(1)/            EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
AMERICAN FUNDS INSURANCE SERIES(R)      EQ/INTERNATIONAL EQUITY INDEX/(1)/
GLOBAL SMALL CAPITALIZATION FUND/SM(1)/ EQ/INVESCO COMSTOCK/(1)/
AMERICAN FUNDS INSURANCE SERIES(R) NEW  EQ/INVESCO GLOBAL REAL ESTATE/(2)/
WORLD FUND(R)/(1)/                      EQ/INVESCO INTERNATIONAL GROWTH/(2)/
AXA 400 MANAGED VOLATILITY/(1)/         EQ/IVY ENERGY/(2)/
AXA 500 MANAGED VOLATILITY/(1)/         EQ/IVY MID CAP GROWTH/(2)/
AXA 2000 MANAGED VOLATILITY/(1)/        EQ/IVY SCIENCE AND TECHNOLOGY/(2)/
AXA AGGRESSIVE ALLOCATION/(1)/          EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
AXA BALANCED STRATEGY/(1)/              EQ/LARGE CAP GROWTH INDEX/(1)/
AXA CONSERVATIVE ALLOCATION/(1)/        EQ/LARGE CAP VALUE INDEX/(1)/
AXA CONSERVATIVE GROWTH STRATEGY/(1)/   EQ/LAZARD EMERGING MARKETS EQUITY/(2)/
AXA CONSERVATIVE STRATEGY/(1)/          EQ/MFS INTERNATIONAL GROWTH/(1)/
AXA CONSERVATIVE-PLUS ALLOCATION/(1)/   EQ/MFS INTERNATIONAL VALUE/(2)/
AXA GLOBAL EQUITY MANAGED               EQ/MFS UTILITIES SERIES/(2)/
VOLATILITY/(1)/                         EQ/MID CAP INDEX/(1)/
AXA GROWTH STRATEGY/(1)/                EQ/MONEY MARKET/(1)/
AXA INTERNATIONAL CORE MANAGED          EQ/PIMCO REAL RETURN/(2)/
VOLATILITY/(1)/                         EQ/PIMCO TOTAL RETURN/(2)/
AXA INTERNATIONAL MANAGED               EQ/PIMCO ULTRA SHORT BOND/(1)/
VOLATILITY/(1)/                         EQ/QUALITY BOND PLUS/(1)/
AXA INTERNATIONAL VALUE MANAGED         EQ/SMALL COMPANY INDEX/(1)/
VOLATILITY/(1)/                         EQ/T. ROWE PRICE GROWTH STOCK/(1)/
AXA LARGE CAP CORE MANAGED              EQ/UBS GROWTH & INCOME/(1)/
VOLATILITY/(1)/                         FIDELITY(R) VIP ASSET MANAGER
AXA LARGE CAP GROWTH MANAGED            PORTFOLIO/(1)/
VOLATILITY/(1)/                         FIDELITY(R) VIP GROWTH & INCOME
AXA LARGE CAP VALUE MANAGED             PORTFOLIO/(1)/
VOLATILITY/(1)/                         FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
AXA MID CAP VALUE MANAGED               FRANKLIN INCOME VIP FUND/(1)/
VOLATILITY/(1)/                         FRANKLIN MUTUAL SHARES VIP FUND/(1)/
AXA MODERATE ALLOCATION/(1)/            FRANKLIN SMALL CAP VALUE VIP FUND/(1)/
AXA MODERATE GROWTH STRATEGY/(1)/       INVESCO V.I. DIVERSIFIED DIVIDEND
AXA MODERATE-PLUS ALLOCATION/(1)/       FUND/(1)/
AXA/AB SMALL CAP GROWTH/(1)/            INVESCO V.I. GLOBAL CORE EQUITY
AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/   FUND/(1)/
AXA/JANUS ENTERPRISE/(1)/
AXA/LOOMIS SAYLES GROWTH/(1)/
CHARTER/SM/ MULTI-SECTOR BOND/(1)/
CHARTER/SM/ SMALL CAP GROWTH/(1)/
CHARTER/SM/ SMALL CAP VALUE/(1)/
DREYFUS STOCK INDEX FUND, INC./(1)/
EQ/AMERICAN CENTURY MID CAP VALUE/(2)/

                                     FSA-2

INVESCO V.I. HEALTH CARE FUND/(1)/      MULTIMANAGER CORE BOND/(1)/
INVESCO V.I. MID CAP CORE EQUITY        MULTIMANAGER MID CAP GROWTH/(1)/
FUND/(1)/                               MULTIMANAGER MID CAP VALUE/(1)/
INVESCO V.I. SMALL CAP EQUITY FUND/(1)/ MULTIMANAGER TECHNOLOGY/(1)/
INVESCO V.I. TECHNOLOGY FUND/(1)/       PIMCO COMMODITYREALRETURN(R) STRATEGY
IVY VIP HIGH INCOME/(1)/                PORTFOLIO/(1)/
IVY VIP SMALL CAP GROWTH/(1)/           T. ROWE PRICE EQUITY INCOME
JANUS HENDERSON ENTERPRISE              PORTFOLIO/(1)/
PORTFOLIO/(1)/                          TARGET 2025 ALLOCATION/(1)/
JANUS HENDERSON FORTY PORTFOLIO/(1)/    TARGET 2035 ALLOCATION/(1)/
JANUS HENDERSON GLOBAL RESEARCH         TARGET 2045 ALLOCATION/(1)/
PORTFOLIO/(1)/                          TARGET 2055 ALLOCATION/(1)/
JANUS HENDERSON MID CAP VALUE           TEMPLETON DEVELOPING MARKETS VIP
PORTFOLIO/(1)/                          FUND/(1)/
JANUS HENDERSON OVERSEAS PORTFOLIO/(1)/ TEMPLETON GLOBAL BOND VIP FUND/(1)/
MFS(R) INVESTORS TRUST SERIES/(1)/      TEMPLETON GROWTH VIP FUND/(1)/
MFS(R) MASSACHUSETTS INVESTORS GROWTH   VANECK VIP EMERGING MARKETS FUND/(1)/
STOCK PORTFOLIO/(1)/                    VANECK VIP GLOBAL HARD ASSETS FUND/(1)/
MORGAN STANLEY VARIABLE INSURANCE FUND  VANECK VIP UNCONSTRAINED EMERGING
INC. EMERGING MARKETS DEBT              MARKETS BOND FUND/(1)/
PORTFOLIO/(1)/
MULTIMANAGER AGGRESSIVE EQUITY/(1)/
-----------
/(1)/Statement of operations for the year ended December 31, 2018 and statements of changes in net assets for each of the two years in the period ended December 31, 2018.
/(2)/Statement of operations and of changes in net assets for the period
     October 22, 2018 (commencement of operations) through December 31, 2018. /(3)/Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the year ended December 31, 2018 and the period May 19, 2017 (commencement of operation) through December 31, 2018

BASIS FOR OPINIONS

These financial statements are the responsibility of MONY Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in MONY America Variable Account K of MONY Life Insurance Company of America based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in MONY America Variable Account K of MONY Life Insurance Company of America in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 15, 2019

We have served as the auditor of one or more of the Variable Investment Options in MONY America Variable Account K of MONY Life Insurance Company of America since 2014.

                                     FSA-3

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

                                                  1290 VT      1290 VT
                                      1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                    CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY
                                    SECURITIES* ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*    VALUE*
                                    ----------- ----------- ------------- -------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $382,087   $4,786,433    $314,606     $ 7,776,141    $2,114,316    $29,562,569
Receivable for policy-related
 transactions......................        --          367       1,812           8,661         6,317         19,860
                                     --------   ----------    --------     -----------    ----------    -----------
   Total assets....................   382,087    4,786,800     316,418       7,784,802     2,120,633     29,582,429
                                     --------   ----------    --------     -----------    ----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............        --          366       1,812           8,661         6,317         19,860
                                     --------   ----------    --------     -----------    ----------    -----------
   Total liabilities...............        --          366       1,812           8,661         6,317         19,860
                                     --------   ----------    --------     -----------    ----------    -----------
NET ASSETS.........................  $382,087   $4,786,434    $314,606     $ 7,776,141    $2,114,316    $29,562,569
                                     ========   ==========    ========     ===========    ==========    ===========

NET ASSETS:
Accumulation unit values...........  $382,087   $4,786,434    $314,606     $ 7,776,107    $2,113,905    $29,504,324
Retained by MONY America in
 Variable Account K................        --           --          --              34           411         58,245
                                     --------   ----------    --------     -----------    ----------    -----------
TOTAL NET ASSETS...................  $382,087   $4,786,434    $314,606     $ 7,776,141    $2,114,316    $29,562,569
                                     ========   ==========    ========     ===========    ==========    ===========

Investments in shares of the
 Portfolios, at cost...............  $424,393   $5,133,296    $323,930     $11,052,946    $2,301,913    $30,607,150

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                                                              AMERICAN
                                                                               FUNDS
                                                                             INSURANCE
                                                                          SERIES(R) GLOBAL AMERICAN FUND
                                     1290 VT    1290 VT                        SMALL         INSURANCE     AXA 400
                                    SMARTBETA   SOCIALLY     ALL ASSET     CAPITALIZATION  SERIES(R) NEW   MANAGED
                                     EQUITY*  RESPONSIBLE* GROWTH-ALT 20*     FUND/SM/     WORLD FUND(R) VOLATILITY*
                                    --------- ------------ -------------- ---------------- ------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $203,697    $499,357     $8,782,944      $1,541,224     $1,901,773    $763,394
Receivable for shares of the
 Portfolios sold...................       --          79             --              --             --          --
Receivable for policy-related
 transactions......................      282          --         20,560          14,891          3,749         127
                                    --------    --------     ----------      ----------     ----------    --------
   Total assets....................  203,979     499,436      8,803,504       1,556,115      1,905,522     763,521
                                    --------    --------     ----------      ----------     ----------    --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      282          --         19,916          14,891          3,749         126
Payable for policy-related
 transactions......................       --          79             --              --             --          --
                                    --------    --------     ----------      ----------     ----------    --------
   Total liabilities...............      282          79         19,916          14,891          3,749         126
                                    --------    --------     ----------      ----------     ----------    --------
NET ASSETS......................... $203,697    $499,357     $8,783,588      $1,541,224     $1,901,773    $763,395
                                    ========    ========     ==========      ==========     ==========    ========

NET ASSETS:
Accumulation unit values........... $203,697    $499,357     $8,782,941      $1,541,212     $1,901,734    $763,395
Retained by MONY America in
 Variable Account K................       --          --            647              12             39          --
                                    --------    --------     ----------      ----------     ----------    --------
TOTAL NET ASSETS................... $203,697    $499,357     $8,783,588      $1,541,224     $1,901,773    $763,395
                                    ========    ========     ==========      ==========     ==========    ========

Investments in shares of the
 Portfolios, at cost............... $224,208    $558,852     $9,418,085      $1,724,586     $2,056,032    $908,130

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                                                                                         AXA
                                      AXA 500    AXA 2000                                   AXA      CONSERVATIVE
                                      MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE    GROWTH
                                    VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*   STRATEGY*
                                    ----------- ----------- -------------- ------------ ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $2,877,372  $1,090,510   $27,478,620   $31,344,457   $3,645,189   $8,401,996
Receivable for shares of the
 Portfolios sold...................         --          --       144,700            --           --           --
Receivable for policy-related
 transactions......................      5,119       1,075            --         4,778       36,955          100
                                    ----------  ----------   -----------   -----------   ----------   ----------
   Total assets....................  2,882,491   1,091,585    27,623,320    31,349,235    3,682,144    8,402,096
                                    ----------  ----------   -----------   -----------   ----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      5,118       1,074            --         4,778       36,955          100
Payable for policy-related
 transactions......................         --          --       144,700            --           --           --
                                    ----------  ----------   -----------   -----------   ----------   ----------
   Total liabilities...............      5,118       1,074       144,700         4,778       36,955          100
                                    ----------  ----------   -----------   -----------   ----------   ----------
NET ASSETS......................... $2,877,373  $1,090,511   $27,478,620   $31,344,457   $3,645,189   $8,401,996
                                    ==========  ==========   ===========   ===========   ==========   ==========

NET ASSETS:
Accumulation unit values........... $2,877,373  $1,090,511   $27,477,507   $31,343,825   $3,644,983   $8,401,996
Retained by MONY America in
 Variable Account K................         --          --         1,113           632          206           --
                                    ----------  ----------   -----------   -----------   ----------   ----------
TOTAL NET ASSETS................... $2,877,373  $1,090,511   $27,478,620   $31,344,457   $3,645,189   $8,401,996
                                    ==========  ==========   ===========   ===========   ==========   ==========

Investments in shares of the
 Portfolios, at cost............... $2,912,910  $1,264,342   $28,524,226   $30,832,955   $3,805,926   $8,436,502

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                                      AXA      AXA GLOBAL                   AXA           AXA
                                        AXA      CONSERVATIVE-   EQUITY                INTERNATIONAL INTERNATIONAL
                                    CONSERVATIVE     PLUS        MANAGED   AXA GROWTH  CORE MANAGED     MANAGED
                                     STRATEGY*    ALLOCATION*  VOLATILITY* STRATEGY*    VOLATILITY*   VOLATILITY*
                                    ------------ ------------- ----------- ----------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $2,413,959   $6,057,793   $7,944,062  $42,362,219  $3,874,750    $1,018,395
Receivable for shares of the
 Portfolios sold...................          --           --        2,383           --          --            --
Receivable for policy-related
 transactions......................         431          141           --      306,290         527            27
                                     ----------   ----------   ----------  -----------  ----------    ----------
   Total assets....................   2,414,390    6,057,934    7,946,445   42,668,509   3,875,277     1,018,422
                                     ----------   ----------   ----------  -----------  ----------    ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............         431          123           --      306,290         527            26
Payable for policy-related
 transactions......................          --           --        2,383           --          --            --
                                     ----------   ----------   ----------  -----------  ----------    ----------
   Total liabilities...............         431          123        2,383      306,290         527            26
                                     ----------   ----------   ----------  -----------  ----------    ----------
NET ASSETS.........................  $2,413,959   $6,057,811   $7,944,062  $42,362,219  $3,874,750    $1,018,396
                                     ==========   ==========   ==========  ===========  ==========    ==========

NET ASSETS:
Accumulation unit values...........  $2,413,953   $6,057,811   $7,943,861  $42,362,209  $3,874,646    $1,018,396
Retained by MONY America in
 Variable Account K................           6           --          201           10         104            --
                                     ----------   ----------   ----------  -----------  ----------    ----------
TOTAL NET ASSETS...................  $2,413,959   $6,057,811   $7,944,062  $42,362,219  $3,874,750    $1,018,396
                                     ==========   ==========   ==========  ===========  ==========    ==========

Investments in shares of the
 Portfolios, at cost...............  $2,465,566   $6,544,531   $6,909,977  $40,601,569  $3,843,164    $1,132,240

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                         AXA                    AXA LARGE CAP
                                    INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED AXA MODERATE
                                     VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*  ALLOCATION*
                                    ------------- ------------- ------------- ------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $4,057,706    $2,873,633    $8,265,245    $6,796,981    $4,528,366   $36,840,612
Receivable for shares of the
 Portfolios sold...................          --            --         2,481            --            --        36,825
Receivable for policy-related
 transactions......................         954         4,355            --           396         2,448            --
                                     ----------    ----------    ----------    ----------    ----------   -----------
   Total assets....................   4,058,660     2,877,988     8,267,726     6,797,377     4,530,814    36,877,437
                                     ----------    ----------    ----------    ----------    ----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............         954         4,323            --           397         2,448            --
Payable for policy-related
 transactions......................          --            --         2,481            --            --        36,825
                                     ----------    ----------    ----------    ----------    ----------   -----------
   Total liabilities...............         954         4,323         2,481           397         2,448        36,825
                                     ----------    ----------    ----------    ----------    ----------   -----------
NET ASSETS.........................  $4,057,706    $2,873,665    $8,265,245    $6,796,980    $4,528,366   $36,840,612
                                     ==========    ==========    ==========    ==========    ==========   ===========

NET ASSETS:
Accumulation unit values...........  $4,057,268    $2,873,665    $8,265,189    $6,760,822    $4,519,845   $36,832,910
Retained by MONY America in
 Variable Account K................         438            --            56        36,158         8,521         7,702
                                     ----------    ----------    ----------    ----------    ----------   -----------
TOTAL NET ASSETS...................  $4,057,706    $2,873,665    $8,265,245    $6,796,980    $4,528,366   $36,840,612
                                     ==========    ==========    ==========    ==========    ==========   ===========

Investments in shares of the
 Portfolios, at cost...............  $4,101,730    $2,564,596    $6,591,315    $5,352,454    $4,074,801   $38,950,808

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                                     AXA                     AXA/
                                    AXA MODERATE  MODERATE-               CLEARBRIDGE             AXA/LOOMIS
                                       GROWTH       PLUS     AXA/AB SMALL  LARGE CAP   AXA/JANUS    SAYLES
                                     STRATEGY*   ALLOCATION* CAP GROWTH*    GROWTH*   ENTERPRISE*  GROWTH*
                                    ------------ ----------- ------------ ----------- ----------- ----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $89,857,777  $83,469,362  $6,545,522  $8,017,546  $8,948,063  $7,371,716
Receivable for shares of the
 Portfolios sold...................          --       64,605          --          --       3,598          --
Receivable for policy-related
 transactions......................      15,857           --       6,473          20          --       3,516
                                    -----------  -----------  ----------  ----------  ----------  ----------
   Total assets....................  89,873,634   83,533,967   6,551,995   8,017,566   8,951,661   7,375,232
                                    -----------  -----------  ----------  ----------  ----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      24,865           --       6,466          20          --       3,516
Payable for policy-related
 transactions......................          --       64,605          --          --       3,598          --
                                    -----------  -----------  ----------  ----------  ----------  ----------
   Total liabilities...............      24,865       64,605       6,466          20       3,598       3,516
                                    -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS......................... $89,848,769  $83,469,362  $6,545,529  $8,017,546  $8,948,063  $7,371,716
                                    ===========  ===========  ==========  ==========  ==========  ==========

NET ASSETS:
Accumulation unit values........... $89,848,769  $83,467,441  $6,545,529  $8,017,505  $8,948,063  $7,359,655
Retained by MONY America in
 Variable Account K................          --        1,921          --          41          --      12,061
                                    -----------  -----------  ----------  ----------  ----------  ----------
TOTAL NET ASSETS................... $89,848,769  $83,469,362  $6,545,529  $8,017,546  $8,948,063  $7,371,716
                                    ===========  ===========  ==========  ==========  ==========  ==========

Investments in shares of the
 Portfolios, at cost............... $86,011,531  $86,874,394  $8,106,313  $8,741,161  $9,356,616  $7,553,094

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                    CHARTER/SM/  CHARTER/SM/ CHARTER/SM/                  EQ/AMERICAN EQ/BLACKROCK
                                    MULTI-SECTOR SMALL CAP   SMALL CAP    DREYFUS STOCK   CENTURY MID BASIC VALUE
                                       BOND*      GROWTH*      VALUE*    INDEX FUND, INC. CAP VALUE*    EQUITY*
                                    ------------ ----------  ----------  ---------------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $2,625,589  $1,784,797  $1,091,573    $19,234,458    $7,574,050  $12,909,056
Receivable for shares of the
 Portfolios sold...................          --          55          --             --            --           --
Receivable for policy-related
 transactions......................          61          --         218             --         8,897       36,079
                                     ----------  ----------  ----------    -----------    ----------  -----------
   Total assets....................   2,625,650   1,784,852   1,091,791     19,234,458     7,582,947   12,945,135
                                     ----------  ----------  ----------    -----------    ----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............          61          --         217             --         9,080       36,079
Payable for policy-related
 transactions......................          --          55          --             --            --           --
                                     ----------  ----------  ----------    -----------    ----------  -----------
   Total liabilities...............          61          55         217             --         9,080       36,079
                                     ----------  ----------  ----------    -----------    ----------  -----------
NET ASSETS.........................  $2,625,589  $1,784,797  $1,091,574    $19,234,458    $7,573,867  $12,909,056
                                     ==========  ==========  ==========    ===========    ==========  ===========

NET ASSETS:
Accumulation unit values...........  $2,625,266  $1,745,987  $1,091,272    $19,141,978    $7,573,867  $12,908,849
Retained by MONY America in
 Variable Account K................         323      38,810         302         92,480            --          207
                                     ----------  ----------  ----------    -----------    ----------  -----------
TOTAL NET ASSETS...................  $2,625,589  $1,784,797  $1,091,574    $19,234,458    $7,573,867  $12,909,056
                                     ==========  ==========  ==========    ===========    ==========  ===========

Investments in shares of the
 Portfolios, at cost...............  $2,752,368  $1,645,451  $  935,172    $14,097,221    $8,483,476  $12,299,912

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                                                                        EQ/FIDELITY
                                    EQ/CAPITAL                                         INSTITUTIONAL
                                     GUARDIAN   EQ/COMMON   EQ/CORE BOND EQ/EQUITY 500 AM/SM/ LARGE     EQ/FRANKLIN
                                    RESEARCH*  STOCK INDEX*    INDEX*       INDEX*         CAP*      RISING DIVIDENDS*
                                    ---------- ------------ ------------ ------------- ------------- -----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $2,142,991 $34,253,359  $13,626,871   $48,556,120   $11,513,999     $7,449,449
Receivable for policy-related
 transactions......................        652     106,463        7,227        38,137         1,880         16,646
                                    ---------- -----------  -----------   -----------   -----------     ----------
   Total assets....................  2,143,643  34,359,822   13,634,098    48,594,257    11,515,879      7,466,095
                                    ---------- -----------  -----------   -----------   -----------     ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............        641     106,459        7,227        38,290         1,892         16,559
                                    ---------- -----------  -----------   -----------   -----------     ----------
   Total liabilities...............        641     106,459        7,227        38,290         1,892         16,559
                                    ---------- -----------  -----------   -----------   -----------     ----------
NET ASSETS......................... $2,143,002 $34,253,363  $13,626,871   $48,555,967   $11,513,987     $7,449,536
                                    ========== ===========  ===========   ===========   ===========     ==========

NET ASSETS:
Accumulation unit values........... $2,143,002 $34,253,363  $13,532,386   $48,555,957   $11,509,792     $7,448,919
Retained by MONY America in
 Variable Account K................         --          --       94,485            10         4,195            617
                                    ---------- -----------  -----------   -----------   -----------     ----------
TOTAL NET ASSETS................... $2,143,002 $34,253,363  $13,626,871   $48,555,967   $11,513,987     $7,449,536
                                    ========== ===========  ===========   ===========   ===========     ==========

Investments in shares of the
 Portfolios, at cost............... $2,213,738 $31,878,096  $13,953,512   $44,212,476   $12,992,943     $8,047,557

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                                                          EQ/
                                    EQ/FRANKLIN            EQ/GOLDMAN INTERMEDIATE      EQ/
                                     STRATEGIC  EQ/GLOBAL  SACHS MID   GOVERNMENT  INTERNATIONAL EQ/INVESCO
                                      INCOME*   BOND PLUS* CAP VALUE*    BOND*     EQUITY INDEX* COMSTOCK*
                                    ----------- ---------- ---------- ------------ ------------- ----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $6,528,840  $2,788,639 $1,500,280  $6,382,037   $10,861,418  $3,875,676
Receivable for shares of the
 Portfolios sold...................         --          --         --          --            --       1,421
Receivable for policy-related
 transactions......................      8,185      14,799        495       3,944         8,771          --
                                    ----------  ---------- ----------  ----------   -----------  ----------
   Total assets....................  6,537,025   2,803,438  1,500,775   6,385,981    10,870,189   3,877,097
                                    ----------  ---------- ----------  ----------   -----------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      8,308      14,773        495       3,944         8,771          --
Payable for policy-related
 transactions......................         --          --         --          --            --       1,421
                                    ----------  ---------- ----------  ----------   -----------  ----------
   Total liabilities...............      8,308      14,773        495       3,944         8,771       1,421
                                    ----------  ---------- ----------  ----------   -----------  ----------
NET ASSETS......................... $6,528,717  $2,788,665 $1,500,280  $6,382,037   $10,861,418  $3,875,676
                                    ==========  ========== ==========  ==========   ===========  ==========

NET ASSETS:
Accumulation unit values........... $6,528,717  $2,788,665 $1,500,280  $6,250,979   $10,861,346  $3,875,453
Retained by MONY America in
 Variable Account K................         --          --         --     131,058            72         223
                                    ----------  ---------- ----------  ----------   -----------  ----------
TOTAL NET ASSETS................... $6,528,717  $2,788,665 $1,500,280  $6,382,037   $10,861,418  $3,875,676
                                    ==========  ========== ==========  ==========   ===========  ==========

Investments in shares of the
 Portfolios, at cost............... $6,656,543  $2,947,219 $1,656,406  $6,397,125   $11,841,607  $3,843,046

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                    EQ/INVESCO   EQ/INVESCO                                 EQ/IVY SCIENCE  EQ/JPMORGAN
                                    GLOBAL REAL INTERNATIONAL                EQ/IVY MID CAP      AND           VALUE
                                      ESTATE*      GROWTH*    EQ/IVY ENERGY*    GROWTH*      TECHNOLOGY*   OPPORTUNITIES*
                                    ----------- ------------- -------------- -------------- -------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $5,241,025   $4,060,884     $2,179,906     $5,618,254     $5,428,083     $5,947,959
Receivable for policy-related
 transactions......................      8,167        4,621            113          5,825          4,636          5,500
                                    ----------   ----------     ----------     ----------     ----------     ----------
   Total assets....................  5,249,192    4,065,505      2,180,019      5,624,079      5,432,719      5,953,459
                                    ----------   ----------     ----------     ----------     ----------     ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      9,176        4,768            290          6,229          4,777          5,640
                                    ----------   ----------     ----------     ----------     ----------     ----------
   Total liabilities...............      9,176        4,768            290          6,229          4,777          5,640
                                    ----------   ----------     ----------     ----------     ----------     ----------
NET ASSETS......................... $5,240,016   $4,060,737     $2,179,729     $5,617,850     $5,427,942     $5,947,819
                                    ==========   ==========     ==========     ==========     ==========     ==========

NET ASSETS:
Accumulation unit values........... $5,239,920   $4,060,737     $2,179,729     $5,617,830     $5,427,936     $5,947,819
Retained by MONY America in
 Variable Account K................         96           --             --             20              6             --
                                    ----------   ----------     ----------     ----------     ----------     ----------
TOTAL NET ASSETS................... $5,240,016   $4,060,737     $2,179,729     $5,617,850     $5,427,942     $5,947,819
                                    ==========   ==========     ==========     ==========     ==========     ==========

Investments in shares of the
 Portfolios, at cost............... $5,338,451   $4,281,251     $3,187,204     $6,144,698     $6,113,537     $7,205,488

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                                               EQ/LAZARD
                                                               EMERGING      EQ/MFS        EQ/MFS
                                    EQ/LARGE CAP  EQ/LARGE CAP  MARKETS   INTERNATIONAL INTERNATIONAL EQ/MFS UTILITIES
                                    GROWTH INDEX* VALUE INDEX*  EQUITY*      GROWTH*       VALUE*         SERIES*
                                    ------------- ------------ ---------- ------------- ------------- ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $7,361,465    $5,178,848  $8,666,788  $9,402,687    $14,495,973      $43,065
Receivable for policy-related
 transactions......................       3,135           975      12,429       1,881         13,439           --
                                     ----------    ----------  ----------  ----------    -----------      -------
   Total assets....................   7,364,600     5,179,823   8,679,217   9,404,568     14,509,412       43,065
                                     ----------    ----------  ----------  ----------    -----------      -------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       3,083           975      14,399       1,799         14,358           --
                                     ----------    ----------  ----------  ----------    -----------      -------
   Total liabilities...............       3,083           975      14,399       1,799         14,358           --
                                     ----------    ----------  ----------  ----------    -----------      -------
NET ASSETS.........................  $7,361,517    $5,178,848  $8,664,818  $9,402,769    $14,495,054      $43,065
                                     ==========    ==========  ==========  ==========    ===========      =======

NET ASSETS:
Accumulation unit values...........  $7,361,517    $5,178,579  $8,664,252  $9,402,769    $14,495,054      $43,065
Retained by MONY America in
 Variable Account K................          --           269         566          --             --           --
                                     ----------    ----------  ----------  ----------    -----------      -------
TOTAL NET ASSETS...................  $7,361,517    $5,178,848  $8,664,818  $9,402,769    $14,495,054      $43,065
                                     ==========    ==========  ==========  ==========    ===========      =======

Investments in shares of the
 Portfolios, at cost...............  $7,530,714    $5,428,709  $8,777,394  $9,987,910    $15,135,063      $44,803

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                    EQ/MID CAP  EQ/MONEY   EQ/PIMCO REAL EQ/PIMCO TOTAL EQ/PIMCO ULTRA EQ/QUALITY
                                      INDEX*    MARKET*       RETURN*       RETURN*      SHORT BOND*   BOND PLUS*
                                    ---------- ----------- ------------- -------------- -------------- ----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $8,748,541 $10,058,813  $5,315,202    $11,576,573     $5,087,112   $2,597,032
Receivable for shares of the
 Portfolios sold...................         --          --          --             --          1,148           --
Receivable for policy-related
 transactions......................     35,133          --         838          2,192             --        2,226
                                    ---------- -----------  ----------    -----------     ----------   ----------
   Total assets....................  8,783,674  10,058,813   5,316,040     11,578,765      5,088,260    2,599,258
                                    ---------- -----------  ----------    -----------     ----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............     35,099      65,963         957          3,523             --        2,226
Payable for policy-related
 transactions......................         --     313,035          --             --          1,148           --
                                    ---------- -----------  ----------    -----------     ----------   ----------
   Total liabilities...............     35,099     378,998         957          3,523          1,148        2,226
                                    ---------- -----------  ----------    -----------     ----------   ----------
NET ASSETS......................... $8,748,575 $ 9,679,815  $5,315,083    $11,575,242     $5,087,112   $2,597,032
                                    ========== ===========  ==========    ===========     ==========   ==========

NET ASSETS:
Accumulation unit values........... $8,748,575 $ 9,679,815  $5,311,416    $11,575,103     $5,087,068   $2,596,010
Retained by MONY America in
 Variable Account K................         --          --       3,667            139             44        1,022
                                    ---------- -----------  ----------    -----------     ----------   ----------
TOTAL NET ASSETS................... $8,748,575 $ 9,679,815  $5,315,083    $11,575,242     $5,087,112   $2,597,032
                                    ========== ===========  ==========    ===========     ==========   ==========

Investments in shares of the
 Portfolios, at cost............... $9,028,112 $10,058,597  $5,333,034    $11,506,421     $5,142,118   $2,665,944

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                                                                              FIDELITY(R) VIP
                                                    EQ/T. ROWE                FIDELITY(R) VIP    GROWTH &
                                       EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH  ASSET MANAGER      INCOME      FIDELITY(R) VIP MID
                                    COMPANY INDEX*    STOCK*      & INCOME*      PORTFOLIO       PORTFOLIO       CAP PORTFOLIO
                                    -------------- ------------ ------------- --------------- --------------- -------------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $ 9,259,176   $15,775,348   $1,781,094       $6,604        $2,207,818        $4,027,354
Receivable for policy-related
 transactions......................        3,367        26,232          235           --                14             5,950
                                     -----------   -----------   ----------       ------        ----------        ----------
   Total assets....................    9,262,543    15,801,580    1,781,329        6,604         2,207,832         4,033,304
                                     -----------   -----------   ----------       ------        ----------        ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............        3,367        26,378          235           --                14             6,054
                                     -----------   -----------   ----------       ------        ----------        ----------
   Total liabilities...............        3,367        26,378          235           --                14             6,054
                                     -----------   -----------   ----------       ------        ----------        ----------
NET ASSETS.........................  $ 9,259,176   $15,775,202   $1,781,094       $6,604        $2,207,818        $4,027,250
                                     ===========   ===========   ==========       ======        ==========        ==========

NET ASSETS:
Accumulation unit values...........  $ 9,259,015   $15,762,128   $1,751,267       $6,604        $2,207,768        $4,027,250
Retained by MONY America in
 Variable Account K................          161        13,074       29,827           --                50                --
                                     -----------   -----------   ----------       ------        ----------        ----------
TOTAL NET ASSETS...................  $ 9,259,176   $15,775,202   $1,781,094       $6,604        $2,207,818        $4,027,250
                                     ===========   ===========   ==========       ======        ==========        ==========

Investments in shares of the
 Portfolios, at cost...............  $10,856,473   $14,504,947   $2,172,101       $7,046        $2,285,526        $4,683,433

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                                      FRANKLIN    FRANKLIN SMALL  INVESCO V.I  INVESCO V.I. INVESCO V.I.
                                       FRANKLIN     MUTUAL SHARES CAP VALUE VIP   DIVERSIFIED  GLOBAL CORE  HEALTH CARE
                                    INCOME VIP FUND   VIP FUND         FUND      DIVIDEND FUND EQUITY FUND      FUND
                                    --------------- ------------- -------------- ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........    $285,843       $613,954      $1,193,721    $2,374,578      $1,562      $44,213
Receivable for shares of the
 Portfolios sold...................          --            168              --            --          --           --
Receivable for policy-related
 transactions......................          --             --           1,090             2          --           --
                                       --------       --------      ----------    ----------      ------      -------
   Total assets....................     285,843        614,122       1,194,811     2,374,580       1,562       44,213
                                       --------       --------      ----------    ----------      ------      -------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............          --             --           1,070            --          --           --
Payable for policy-related
 transactions......................          --            130              --            --          --           --
                                       --------       --------      ----------    ----------      ------      -------
   Total liabilities...............          --            130           1,070            --          --           --
                                       --------       --------      ----------    ----------      ------      -------
NET ASSETS.........................    $285,843       $613,992      $1,193,741    $2,374,580      $1,562      $44,213
                                       ========       ========      ==========    ==========      ======      =======

NET ASSETS:
Accumulation unit values...........    $285,647       $613,992      $1,193,741    $2,374,580      $1,522      $44,213
Retained by MONY America in
 Variable Account K................         196             --              --            --          40           --
                                       --------       --------      ----------    ----------      ------      -------
TOTAL NET ASSETS...................    $285,843       $613,992      $1,193,741    $2,374,580      $1,562      $44,213
                                       ========       ========      ==========    ==========      ======      =======

Investments in shares of the
 Portfolios, at cost...............    $300,026       $725,887      $1,486,599    $1,806,778      $1,378      $47,933

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                                                                                            JANUS
                                    INVESCO V.I. MID INVESCO V.I. INVESCO V.I.                            HENDERSON
                                        CAP CORE      SMALL CAP    TECHNOLOGY  IVY VIP HIGH IVY VIP SMALL ENTERPRISE
                                      EQUITY FUND    EQUITY FUND      FUND        INCOME     CAP GROWTH   PORTFOLIO
                                    ---------------- ------------ ------------ ------------ ------------- ----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........    $  913,610     $  832,546    $32,906     $7,287,605   $2,086,117    $507,846
Receivable for policy-related
 transactions......................           781          2,066         --         42,406          781          --
                                       ----------     ----------    -------     ----------   ----------    --------
   Total assets....................       914,391        834,612     32,906      7,330,011    2,086,898     507,846
                                       ----------     ----------    -------     ----------   ----------    --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............           754          2,066         --         42,565          918          --
                                       ----------     ----------    -------     ----------   ----------    --------
   Total liabilities...............           754          2,066         --         42,565          918          --
                                       ----------     ----------    -------     ----------   ----------    --------
NET ASSETS.........................    $  913,637     $  832,546    $32,906     $7,287,446   $2,085,980    $507,846
                                       ==========     ==========    =======     ==========   ==========    ========

NET ASSETS:
Accumulation unit values...........    $  913,637     $  832,500    $32,538     $7,287,446   $2,085,951    $507,413
Retained by MONY America in
 Variable Account K................            --             46        368             --           29         433
                                       ----------     ----------    -------     ----------   ----------    --------
TOTAL NET ASSETS...................    $  913,637     $  832,546    $32,906     $7,287,446   $2,085,980    $507,846
                                       ==========     ==========    =======     ==========   ==========    ========

Investments in shares of the
 Portfolios, at cost...............    $1,140,834     $1,051,151    $34,961     $7,809,636   $2,803,411    $433,919

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                                 JANUS                                               MFS(R)
                                      JANUS    HENDERSON     JANUS       JANUS                    MASSACHUSETTS
                                    HENDERSON   GLOBAL   HENDERSON MID HENDERSON                    INVESTORS
                                      FORTY    RESEARCH    CAP VALUE   OVERSEAS  MFS(R) INVESTORS GROWTH STOCK
                                    PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO   TRUST SERIES     PORTFOLIO
                                    ---------- --------- ------------- --------- ---------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $1,443,231  $19,924   $1,955,473   $148,294      $495,491       $876,298
Receivable for policy-related
 transactions......................         52       --           --          8           282          3,498
                                    ----------  -------   ----------   --------      --------       --------
   Total assets....................  1,443,283   19,924    1,955,473    148,302       495,773        879,796
                                    ----------  -------   ----------   --------      --------       --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............         --       --           --         --           282          3,498
                                    ----------  -------   ----------   --------      --------       --------
   Total liabilities...............         --       --           --         --           282          3,498
                                    ----------  -------   ----------   --------      --------       --------
NET ASSETS......................... $1,443,283  $19,924   $1,955,473   $148,302      $495,491       $876,298
                                    ==========  =======   ==========   ========      ========       ========

NET ASSETS:
Accumulation unit values........... $1,443,283  $10,091   $1,954,555   $148,302      $495,452       $876,278
Retained by MONY America in
 Variable Account K................         --    9,833          918         --            39             20
                                    ----------  -------   ----------   --------      --------       --------
TOTAL NET ASSETS................... $1,443,283  $19,924   $1,955,473   $148,302      $495,491       $876,298
                                    ==========  =======   ==========   ========      ========       ========

Investments in shares of the
 Portfolios, at cost............... $1,465,484  $19,920   $2,377,840   $174,898      $526,846       $913,766

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-19

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                        MORGAN
                                       STANLEY
                                       VARIABLE
                                    INSURANCE FUND
                                    INC. EMERGING  MULTIMANAGER              MULTIMANAGER
                                     MARKETS DEBT   AGGRESSIVE  MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER
                                      PORTFOLIO      EQUITY*     CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*
                                    -------------- ------------ ------------ ------------ -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........    $ 97,123     $4,030,094  $13,764,706   $1,817,931    $1,811,048    $9,501,222
Receivable for shares of the
 Portfolios sold...................          --             --        1,370           --            --            --
Receivable for policy-related
 transactions......................          --          1,357           --          740           200         4,987
                                       --------     ----------  -----------   ----------    ----------    ----------
   Total assets....................      97,123      4,031,451   13,766,076    1,818,671     1,811,248     9,506,209
                                       --------     ----------  -----------   ----------    ----------    ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............          --          1,340           --          738           178         5,130
Payable for policy-related
 transactions......................          --             --        1,370           --            --            --
                                       --------     ----------  -----------   ----------    ----------    ----------
   Total liabilities...............          --          1,340        1,370          738           178         5,130
                                       --------     ----------  -----------   ----------    ----------    ----------
NET ASSETS.........................    $ 97,123     $4,030,111  $13,764,706   $1,817,933    $1,811,070    $9,501,079
                                       ========     ==========  ===========   ==========    ==========    ==========

NET ASSETS:
Accumulation unit values...........    $ 97,098     $4,030,111  $13,764,682   $1,817,933    $1,811,070    $9,501,079
Retained by MONY America in
 Variable Account K................          25             --           24           --            --            --
                                       --------     ----------  -----------   ----------    ----------    ----------
TOTAL NET ASSETS...................    $ 97,123     $4,030,111  $13,764,706   $1,817,933    $1,811,070    $9,501,079
                                       ========     ==========  ===========   ==========    ==========    ==========

Investments in shares of the
 Portfolios, at cost...............    $113,936     $3,614,434  $14,526,956   $2,127,860    $1,596,751    $8,856,093

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                        PIMCO
                                    COMMODITYREAL
                                      RETURN(R)   T. ROWE PRICE
                                      STRATEGY    EQUITY INCOME TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055
                                      PORTFOLIO     PORTFOLIO   ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                    ------------- ------------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $1,964,177    $1,955,160    $220,906    $545,896    $817,567   $1,000,342
Receivable for policy-related
 transactions......................       2,012         4,747         185          --          --           --
                                     ----------    ----------    --------    --------    --------   ----------
   Total assets....................   1,966,189     1,959,907     221,091     545,896     817,567    1,000,342
                                     ----------    ----------    --------    --------    --------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       2,012         4,692         184          --          --           --
                                     ----------    ----------    --------    --------    --------   ----------
   Total liabilities...............       2,012         4,692         184          --          --           --
                                     ----------    ----------    --------    --------    --------   ----------
NET ASSETS.........................  $1,964,177    $1,955,215    $220,907    $545,896    $817,567   $1,000,342
                                     ==========    ==========    ========    ========    ========   ==========

NET ASSETS:
Accumulation unit values...........  $1,963,400    $1,955,215    $220,907    $545,896    $817,567   $1,000,332
Retained by MONY America in
 Variable Account K................         777            --          --          --          --           10
                                     ----------    ----------    --------    --------    --------   ----------
TOTAL NET ASSETS...................  $1,964,177    $1,955,215    $220,907    $545,896    $817,567   $1,000,342
                                     ==========    ==========    ========    ========    ========   ==========

Investments in shares of the
 Portfolios, at cost...............  $2,578,034    $2,380,603    $234,153    $604,659    $880,718   $1,109,621

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                                                                                VANECK VIP
                                     TEMPLETON                                                 UNCONSTRAINED
                                    DEVELOPING   TEMPLETON  TEMPLETON  VANECK VIP  VANECK VIP    EMERGING
                                    MARKETS VIP GLOBAL BOND  GROWTH     EMERGING   GLOBAL HARD MARKETS BOND
                                       FUND      VIP FUND   VIP FUND  MARKETS FUND ASSETS FUND     FUND
                                    ----------- ----------- --------- ------------ ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $2,047,345  $7,545,595  $621,450   $1,436,617  $2,371,746    $790,669
Receivable for shares of the
 Portfolios sold...................         --          --       278           --          --          --
Receivable for policy-related
 transactions......................        307       6,284        --           --       2,789          --
                                    ----------  ----------  --------   ----------  ----------    --------
   Total assets....................  2,047,652   7,551,879   621,728    1,436,617   2,374,535     790,669
                                    ----------  ----------  --------   ----------  ----------    --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............        307       6,283        --           --       2,747          --
Payable for policy-related
 transactions......................         --          --       278           --          --          --
                                    ----------  ----------  --------   ----------  ----------    --------
   Total liabilities...............        307       6,283       278           --       2,747          --
                                    ----------  ----------  --------   ----------  ----------    --------
NET ASSETS......................... $2,047,345  $7,545,596  $621,450   $1,436,617  $2,371,788    $790,669
                                    ==========  ==========  ========   ==========  ==========    ========

NET ASSETS:
Accumulation unit values........... $2,047,261  $7,545,584  $621,425   $1,436,417  $2,371,788    $790,669
Retained by MONY America in
 Variable Account K................         84          12        25          200          --          --
                                    ----------  ----------  --------   ----------  ----------    --------
TOTAL NET ASSETS................... $2,047,345  $7,545,596  $621,450   $1,436,617  $2,371,788    $790,669
                                    ==========  ==========  ========   ==========  ==========    ========

Investments in shares of the
 Portfolios, at cost............... $2,017,329  $7,531,593  $724,011   $1,465,931  $3,339,965    $997,361

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account:

                                                                         SHARE CLASS** PORTFOLIO SHARES HELD
                                                                       --------------- ---------------------
1290 VT CONVERTIBLE SECURITIES........................................        B               37,980

1290 VT DOUBLELINE DYNAMIC ALLOCATION.................................        B               451,422

1290 VT DOUBLELINE OPPORTUNISTIC BOND.................................        B               32,614

1290 VT EQUITY INCOME.................................................        A              1,411,786
1290 VT EQUITY INCOME.................................................        B               678,314

1290 VT GAMCO MERGERS & ACQUISITIONS..................................        B               179,623

1290 VT GAMCO SMALL COMPANY VALUE.....................................        B               589,854

1290 VT SMARTBETA EQUITY..............................................        B               17,490

1290 VT SOCIALLY RESPONSIBLE..........................................        A                 453
1290 VT SOCIALLY RESPONSIBLE..........................................        B               45,019

ALL ASSET GROWTH-ALT 20...............................................        B               473,369

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/.............................................................     CLASS 4            72,426

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)..................     CLASS 4            91,829

AXA 400 MANAGED VOLATILITY............................................        B               42,278

AXA 500 MANAGED VOLATILITY............................................        B               132,742

AXA 2000 MANAGED VOLATILITY...........................................        B               62,578

AXA AGGRESSIVE ALLOCATION.............................................        B              2,710,311

AXA BALANCED STRATEGY.................................................        B              2,184,575

AXA CONSERVATIVE ALLOCATION...........................................        A               22,954
AXA CONSERVATIVE ALLOCATION...........................................        B               384,591

AXA CONSERVATIVE GROWTH STRATEGY......................................        B               624,553

AXA CONSERVATIVE STRATEGY.............................................        B               208,452

AXA CONSERVATIVE-PLUS ALLOCATION......................................        A                1,584
AXA CONSERVATIVE-PLUS ALLOCATION......................................        B               668,037

AXA GLOBAL EQUITY MANAGED VOLATILITY..................................        B               533,835

AXA GROWTH STRATEGY...................................................        B              2,549,595

AXA INTERNATIONAL CORE MANAGED VOLATILITY.............................        B               409,464

AXA INTERNATIONAL MANAGED VOLATILITY..................................        B               88,199

AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................        A               38,348
AXA INTERNATIONAL VALUE MANAGED VOLATILITY............................        B               316,195

AXA LARGE CAP CORE MANAGED VOLATILITY.................................        B               306,547

AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................        A                9,810
AXA LARGE CAP GROWTH MANAGED VOLATILITY...............................        B               280,295

AXA LARGE CAP VALUE MANAGED VOLATILITY................................        A                3,532
AXA LARGE CAP VALUE MANAGED VOLATILITY................................        B               427,627

AXA MID CAP VALUE MANAGED VOLATILITY..................................        A               23,060
AXA MID CAP VALUE MANAGED VOLATILITY..................................        B               304,304

AXA MODERATE ALLOCATION...............................................        A                 482
AXA MODERATE ALLOCATION...............................................        B              2,865,938

AXA MODERATE GROWTH STRATEGY..........................................        B              5,747,902

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                         SHARE CLASS** PORTFOLIO SHARES HELD
                                                                       --------------- ---------------------

AXA MODERATE-PLUS ALLOCATION..........................................       A                 3,294
AXA MODERATE-PLUS ALLOCATION..........................................       B               8,350,537

AXA/AB SMALL CAP GROWTH...............................................       A                  264
AXA/AB SMALL CAP GROWTH...............................................       B                456,415

AXA/CLEARBRIDGE LARGE CAP GROWTH......................................       B                762,443

AXA/JANUS ENTERPRISE..................................................       A                161,901
AXA/JANUS ENTERPRISE..................................................       B                378,920

AXA/LOOMIS SAYLES GROWTH..............................................       B                983,676

CHARTER/SM/ MULTI-SECTOR BOND.........................................       B                710,882

CHARTER/SM/ SMALL CAP GROWTH..........................................       B                148,394

CHARTER/SM/ SMALL CAP VALUE...........................................       B                72,148

DREYFUS STOCK INDEX FUND, INC......................................... INITIAL SHARES         392,700

EQ/AMERICAN CENTURY MID CAP VALUE.....................................       B                414,890

EQ/BLACKROCK BASIC VALUE EQUITY.......................................       B                633,606

EQ/CAPITAL GUARDIAN RESEARCH..........................................       A                 1,939
EQ/CAPITAL GUARDIAN RESEARCH..........................................       B                94,170

EQ/COMMON STOCK INDEX.................................................       A                 1,171
EQ/COMMON STOCK INDEX.................................................       B               1,153,135

EQ/CORE BOND INDEX....................................................       A                763,295
EQ/CORE BOND INDEX....................................................       B                644,908

EQ/EQUITY 500 INDEX...................................................       B               1,208,310

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP............................       B                232,655
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP............................       K                138,574

EQ/FRANKLIN RISING DIVIDENDS..........................................       B                298,096

EQ/FRANKLIN STRATEGIC INCOME..........................................       B                638,927

EQ/GLOBAL BOND PLUS...................................................       B                315,757

EQ/GOLDMAN SACHS MID CAP VALUE........................................       B                99,323

EQ/INTERMEDIATE GOVERNMENT BOND.......................................       A                503,408
EQ/INTERMEDIATE GOVERNMENT BOND.......................................       B                127,517

EQ/INTERNATIONAL EQUITY INDEX.........................................       A                353,492
EQ/INTERNATIONAL EQUITY INDEX.........................................       B                971,082

EQ/INVESCO COMSTOCK...................................................       B                254,141

EQ/INVESCO GLOBAL REAL ESTATE.........................................       B                350,362

EQ/INVESCO INTERNATIONAL GROWTH.......................................       B                124,674

EQ/IVY ENERGY.........................................................       B                564,990

EQ/IVY MID CAP GROWTH.................................................       B                507,824

EQ/IVY SCIENCE AND TECHNOLOGY.........................................       B                212,038

EQ/JPMORGAN VALUE OPPORTUNITIES.......................................       A                  55
EQ/JPMORGAN VALUE OPPORTUNITIES.......................................       B                395,124

EQ/LARGE CAP GROWTH INDEX.............................................       B                571,913

EQ/LARGE CAP VALUE INDEX..............................................       B                657,476

EQ/LAZARD EMERGING MARKETS EQUITY.....................................       B                451,388

EQ/MFS INTERNATIONAL GROWTH...........................................       B               1,391,415

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                       SHARE CLASS**    PORTFOLIO SHARES HELD
                                                                   -------------------- ---------------------
EQ/MFS INTERNATIONAL VALUE........................................          B                  589,770

EQ/MFS UTILITIES SERIES...........................................          K                   1,475

EQ/MID CAP INDEX..................................................          B                  723,205

EQ/MONEY MARKET...................................................          A                  616,952
EQ/MONEY MARKET...................................................          B                 9,441,113

EQ/PIMCO REAL RETURN..............................................          B                  449,343

EQ/PIMCO TOTAL RETURN.............................................          B                 1,094,776

EQ/PIMCO ULTRA SHORT BOND.........................................          A                  110,928
EQ/PIMCO ULTRA SHORT BOND.........................................          B                  406,222

EQ/QUALITY BOND PLUS..............................................          A                   1,983
EQ/QUALITY BOND PLUS..............................................          B                  310,619

EQ/SMALL COMPANY INDEX............................................          A                  172,640
EQ/SMALL COMPANY INDEX............................................          B                  808,216

EQ/T. ROWE PRICE GROWTH STOCK.....................................          B                  373,394

EQ/UBS GROWTH & INCOME............................................          B                  231,216

FIDELITY(R) VIP ASSET MANAGER PORTFOLIO...........................    INITIAL CLASS              483

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........................    INITIAL CLASS            33,437
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........................   SERVICE CLASS 2           82,355

FIDELITY(R) VIP MID CAP PORTFOLIO.................................   SERVICE CLASS 2           137,829

FRANKLIN INCOME VIP FUND..........................................       CLASS 2               19,392

FRANKLIN MUTUAL SHARES VIP FUND...................................       CLASS 2               35,285

FRANKLIN SMALL CAP VALUE VIP FUND.................................       CLASS 2               81,762

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............................       SERIES I              100,193

INVESCO V.I. GLOBAL CORE EQUITY FUND..............................       SERIES I                174

INVESCO V.I. HEALTH CARE FUND.....................................       SERIES I               1,889

INVESCO V.I. MID CAP CORE EQUITY FUND.............................      SERIES II              85,225

INVESCO V.I. SMALL CAP EQUITY FUND................................      SERIES II              55,245

INVESCO V.I. TECHNOLOGY FUND......................................       SERIES I               1,501

IVY VIP HIGH INCOME...............................................       CLASS II             2,184,796

IVY VIP SMALL CAP GROWTH..........................................       CLASS II              271,545

JANUS HENDERSON ENTERPRISE PORTFOLIO.............................. INSTITUTIONAL SHARES         7,577

JANUS HENDERSON FORTY PORTFOLIO................................... INSTITUTIONAL SHARES        41,001

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO......................... INSTITUTIONAL SHARES          423

JANUS HENDERSON MID CAP VALUE PORTFOLIO...........................    SERVICE SHARES           143,574

JANUS HENDERSON OVERSEAS PORTFOLIO................................ INSTITUTIONAL SHARES         5,552

MFS(R) INVESTORS TRUST SERIES.....................................    SERVICE CLASS            18,572

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.............    SERVICE CLASS            50,420

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT
 PORTFOLIO........................................................       CLASS I               13,699

MULTIMANAGER AGGRESSIVE EQUITY....................................          B                  74,953

MULTIMANAGER CORE BOND............................................          A                  981,130
MULTIMANAGER CORE BOND............................................          B                  457,748

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                         SHARE CLASS** PORTFOLIO SHARES HELD
                                                                       --------------- ---------------------
MULTIMANAGER MID CAP GROWTH...........................................        B               228,426

MULTIMANAGER MID CAP VALUE............................................        B               138,224

MULTIMANAGER TECHNOLOGY...............................................        B               402,943

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......................  ADVISOR CLASS         322,525

T. ROWE PRICE EQUITY INCOME PORTFOLIO.................................    CLASS II            84,021

TARGET 2025 ALLOCATION................................................        B               21,628

TARGET 2035 ALLOCATION................................................        B               51,160

TARGET 2045 ALLOCATION................................................        B               76,502

TARGET 2055 ALLOCATION................................................        B               99,071

TEMPLETON DEVELOPING MARKETS VIP FUND.................................     CLASS 2            239,736

TEMPLETON GLOBAL BOND VIP FUND........................................     CLASS 2            448,342

TEMPLETON GROWTH VIP FUND.............................................     CLASS 2            50,897

VANECK VIP EMERGING MARKETS FUND......................................  INITIAL CLASS         120,420

VANECK VIP GLOBAL HARD ASSETS FUND....................................     CLASS S            119,388
VANECK VIP GLOBAL HARD ASSETS FUND....................................  INITIAL CLASS         24,522

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND...................  INITIAL CLASS         101,890

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges:

                                         CONTRACT                               UNITS
                                         CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                         -------- --------------- ---------- -----------
1290 VT CONVERTIBLE SECURITIES..........  0.00%          B         $121.88       3,135

1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.00%          B         $118.12      40,521

1290 VT DOUBLELINE OPPORTUNISTIC BOND...  0.00%          B         $101.17       3,110

1290 VT EQUITY INCOME...................  0.00%          A         $ 32.37     161,840
1290 VT EQUITY INCOME...................  0.00%          B         $228.29      11,112

1290 VT GAMCO MERGERS & ACQUISITIONS....  0.00%          B         $181.95      11,618

1290 VT GAMCO SMALL COMPANY VALUE.......  0.00%          B         $ 81.63      35,011
1290 VT GAMCO SMALL COMPANY VALUE.......  0.00%          B         $371.93      71,645

1290 VT SMARTBETA EQUITY................  0.00%          B         $118.40       1,720

1290 VT SOCIALLY RESPONSIBLE............  0.00%          A         $ 18.49         274
1290 VT SOCIALLY RESPONSIBLE............  0.00%          B         $205.36       2,407

ALL ASSET GROWTH-ALT 20.................  0.00%          B         $ 19.98      10,824
ALL ASSET GROWTH-ALT 20.................  0.00%          B         $153.87      55,676

AMERICAN FUNDS INSURANCE SERIES(R)
 GLOBAL SMALL CAPITALIZATION FUND/SM/...  0.00%       CLASS 4      $130.88      11,775

AMERICAN FUNDS INSURANCE SERIES(R) NEW
 WORLD FUND(R)..........................  0.00%       CLASS 4      $110.32      17,238

AXA 400 MANAGED VOLATILITY..............  0.00%          B         $191.95       3,977

AXA 500 MANAGED VOLATILITY..............  0.00%          B         $214.17      13,435

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                              CONTRACT                               UNITS
                                              CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                              -------- --------------- ---------- -----------
AXA 2000 MANAGED VOLATILITY..................  0.00%         B          $179.09       6,089

AXA AGGRESSIVE ALLOCATION....................  0.00%         B          $235.46     116,698

AXA BALANCED STRATEGY........................  0.00%         B          $156.00     200,917

AXA CONSERVATIVE ALLOCATION..................  0.00%         A          $ 13.37      15,345
AXA CONSERVATIVE ALLOCATION..................  0.00%         B          $158.96      21,639

AXA CONSERVATIVE GROWTH STRATEGY.............  0.00%         B          $146.65      57,291

AXA CONSERVATIVE STRATEGY....................  0.00%         B          $128.64      18,765

AXA CONSERVATIVE-PLUS ALLOCATION.............  0.00%         A          $ 13.84       1,035
AXA CONSERVATIVE-PLUS ALLOCATION.............  0.00%         B          $177.40      34,068

AXA GLOBAL EQUITY MANAGED VOLATILITY.........  0.00%         B          $309.60      25,659

AXA GROWTH STRATEGY..........................  0.00%         B          $176.45     240,079

AXA INTERNATIONAL CORE MANAGED VOLATILITY....  0.00%         B          $153.51      25,241

AXA INTERNATIONAL MANAGED VOLATILITY.........  0.00%         B          $120.70       8,437

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...  0.00%         A          $ 17.24      25,451
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...  0.00%         B          $163.14      22,180

AXA LARGE CAP CORE MANAGED VOLATILITY........  0.00%         B          $214.54      13,395

AXA LARGE CAP GROWTH MANAGED VOLATILITY......  0.00%         A          $ 27.32      10,520
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  0.00%         B          $430.17      18,545

AXA LARGE CAP VALUE MANAGED VOLATILITY.......  0.00%         A          $ 26.53       2,103
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  0.00%         B          $214.35      31,281

AXA MID CAP VALUE MANAGED VOLATILITY.........  0.00%         A          $ 24.32      13,234
AXA MID CAP VALUE MANAGED VOLATILITY.........  0.00%         B          $347.03      12,097

AXA MODERATE ALLOCATION......................  0.00%         A          $ 13.81         452
AXA MODERATE ALLOCATION......................  0.00%         B          $193.78     190,046

AXA MODERATE GROWTH STRATEGY.................  0.00%         B          $166.06     541,127

AXA MODERATE-PLUS ALLOCATION.................  0.00%         A          $ 14.31       2,299
AXA MODERATE-PLUS ALLOCATION.................  0.00%         B          $217.90     382,902

AXA/AB SMALL CAP GROWTH......................  0.00%         A          $ 30.88         134
AXA/AB SMALL CAP GROWTH......................  0.00%         B          $417.73      15,659

AXA/CLEARBRIDGE LARGE CAP GROWTH.............  0.00%         B          $269.42      29,759

AXA/JANUS ENTERPRISE.........................  0.00%         A          $ 35.15      77,013
AXA/JANUS ENTERPRISE.........................  0.00%         B          $286.64      21,773

AXA/LOOMIS SAYLES GROWTH.....................  0.00%         B          $ 24.86       7,248
AXA/LOOMIS SAYLES GROWTH.....................  0.00%         B          $336.10      21,362

CHARTER/SM/ MULTI-SECTOR BOND................  0.00%         B           144.32      18,191

CHARTER/SM/ SMALL CAP GROWTH.................  0.00%         B          $ 22.33       3,624
CHARTER/SM/ SMALL CAP GROWTH.................  0.00%         B          $230.14       7,235

CHARTER/SM/ SMALL CAP VALUE..................  0.00%         B          $307.37       3,550

DREYFUS STOCK INDEX FUND, INC................  0.00%   INITIAL SHARES   $ 38.04     503,245

EQ/AMERICAN CENTURY MID CAP VALUE............  0.00%         B          $217.49      34,825

EQ/BLACKROCK BASIC VALUE EQUITY..............  0.00%         B          $474.29      27,217

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                          CONTRACT                               UNITS
                                          CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                          -------- --------------- ---------- -----------

EQ/CAPITAL GUARDIAN RESEARCH.............  0.00%          A         $ 22.61       1,910
EQ/CAPITAL GUARDIAN RESEARCH.............  0.00%          B         $320.51       6,551

EQ/COMMON STOCK INDEX....................  0.00%          A         $ 33.12       1,056
EQ/COMMON STOCK INDEX....................  0.00%          B         $211.64     161,681

EQ/CORE BOND INDEX.......................  0.00%          A         $ 15.99     455,607
EQ/CORE BOND INDEX.......................  0.00%          B         $143.04      43,669

EQ/EQUITY 500 INDEX......................  0.00%          B         $235.43     206,242

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP.....................................  0.00%          B         $211.91      33,678
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP.....................................  0.00%          K         $ 33.26     131,493

EQ/FRANKLIN RISING DIVIDENDS.............  0.00%          B         $232.46      32,044

EQ/FRANKLIN STRATEGIC INCOME.............  0.00%          B         $136.15      47,955

EQ/GLOBAL BOND PLUS......................  0.00%          B         $135.52      20,578

EQ/GOLDMAN SACHS MID CAP VALUE...........  0.00%          B         $182.47       8,222

EQ/INTERMEDIATE GOVERNMENT BOND..........  0.00%          A         $ 18.41     276,981
EQ/INTERMEDIATE GOVERNMENT BOND..........  0.00%          B         $125.27       7,469
EQ/INTERMEDIATE GOVERNMENT BOND..........  0.00%          B         $170.68       1,271

EQ/INTERNATIONAL EQUITY INDEX............  0.00%          A         $ 13.46     217,934
EQ/INTERNATIONAL EQUITY INDEX............  0.00%          B         $136.17      58,224
EQ/INVESCO COMSTOCK......................  0.00%          B         $215.50      17,984

EQ/INVESCO GLOBAL REAL ESTATE............  0.00%          B         $164.67      31,827

EQ/INVESCO INTERNATIONAL GROWTH..........  0.00%          B         $142.11      28,576

EQ/IVY ENERGY............................  0.00%          B         $ 72.62      30,015

EQ/IVY MID CAP GROWTH....................  0.00%          B         $232.22      24,192

EQ/IVY SCIENCE AND TECHNOLOGY............  0.00%          B         $169.19      32,082

EQ/JPMORGAN VALUE OPPORTUNITIES..........  0.00%          A         $ 16.66          49
EQ/JPMORGAN VALUE OPPORTUNITIES..........  0.00%          B         $327.29      18,171

EQ/LARGE CAP GROWTH INDEX................  0.00%          B         $219.96      33,467
EQ/LARGE CAP VALUE INDEX.................  0.00%          B         $125.20      41,362

EQ/LAZARD EMERGING MARKETS EQUITY........  0.00%          B         $108.31      80,013

EQ/MFS INTERNATIONAL GROWTH..............  0.00%          B         $ 21.58     120,857
EQ/MFS INTERNATIONAL GROWTH..............  0.00%          B         $225.18      30,176

EQ/MFS INTERNATIONAL VALUE...............  0.00%          B         $198.35      73,080

EQ/MFS UTILITIES SERIES..................  0.00%          K         $ 54.45         791

EQ/MID CAP INDEX.........................  0.00%          B         $258.04      33,904

EQ/MONEY MARKET..........................  0.00%          A         $ 11.62      53,119
EQ/MONEY MARKET..........................  0.00%          B         $133.70      67,782

EQ/PIMCO REAL RETURN.....................  0.00%          B         $123.20      43,112
EQ/PIMCO TOTAL RETURN....................  0.00%          B         $129.93      89,098

EQ/PIMCO ULTRA SHORT BOND................  0.00%          A         $ 14.62      74,532
EQ/PIMCO ULTRA SHORT BOND................  0.00%          B         $124.24      32,173

EQ/QUALITY BOND PLUS.....................  0.00%          A         $ 11.62       1,418
EQ/QUALITY BOND PLUS.....................  0.00%          B         $173.62      14,857

EQ/SMALL COMPANY INDEX...................  0.00%          A         $ 18.41      88,436
EQ/SMALL COMPANY INDEX...................  0.00%          B         $332.45      22,953

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                              CONTRACT                                    UNITS
                                              CHARGES*     SHARE CLASS**    UNIT VALUE OUTSTANDING
                                              -------- -------------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK................  0.00%            B            $ 34.14      78,517
EQ/T. ROWE PRICE GROWTH STOCK................  0.00%            B            $293.39      44,587

EQ/UBS GROWTH & INCOME.......................  0.00%            B            $240.25       7,289

FIDELITY(R) VIP ASSET MANAGER PORTFOLIO......  0.00%      INITIAL CLASS      $ 21.62         305

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO....  0.00%      INITIAL CLASS      $ 24.03      26,963
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO....  0.00%     SERVICE CLASS 2     $220.09       7,087

FIDELITY(R) VIP MID CAP PORTFOLIO............  0.00%     SERVICE CLASS 2     $188.62      21,352

FRANKLIN INCOME VIP FUND.....................  0.00%         CLASS 2         $ 16.42      17,391

FRANKLIN MUTUAL SHARES VIP FUND..............  0.00%         CLASS 2         $173.91       3,531

FRANKLIN SMALL CAP VALUE VIP FUND............  0.00%         CLASS 2         $193.81       6,159

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.......  0.00%         SERIES I        $ 13.43     176,817

INVESCO V.I. GLOBAL CORE EQUITY FUND.........  0.00%         SERIES I        $ 16.72          91

INVESCO V.I. HEALTH CARE FUND................  0.00%         SERIES I        $ 32.26       1,371

INVESCO V.I. MID CAP CORE EQUITY FUND........  0.00%        SERIES II        $159.75       5,719

INVESCO V.I. SMALL CAP EQUITY FUND...........  0.00%        SERIES II        $175.15       4,753

INVESCO V.I. TECHNOLOGY FUND.................  0.00%         SERIES I        $ 30.89       1,053

IVY VIP HIGH INCOME..........................  0.00%         CLASS II        $119.67      60,900

IVY VIP SMALL CAP GROWTH.....................  0.00%         CLASS II        $192.42      10,841

JANUS HENDERSON ENTERPRISE PORTFOLIO.........  0.00%   INSTITUTIONAL SHARES  $ 22.33      22,727

JANUS HENDERSON FORTY PORTFOLIO..............  0.00%   INSTITUTIONAL SHARES  $ 28.39      50,833

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO....  0.00%   INSTITUTIONAL SHARES  $ 14.89         677

JANUS HENDERSON MID CAP VALUE PORTFOLIO......  0.00%      SERVICE SHARES     $ 29.07      67,242

JANUS HENDERSON OVERSEAS PORTFOLIO...........  0.00%   INSTITUTIONAL SHARES  $ 18.67       7,942

MFS(R) INVESTORS TRUST SERIES................  0.00%      SERVICE CLASS      $218.20       2,271

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO...................................  0.00%      SERVICE CLASS      $243.20       3,603

MORGAN STANLEY VARIABLE INSURANCE FUND INC.
 EMERGING MARKETS DEBT PORTFOLIO.............  0.00%         CLASS I         $ 30.96       3,136

MULTIMANAGER AGGRESSIVE EQUITY...............  0.00%            B            $198.63      20,289

MULTIMANAGER CORE BOND.......................  0.00%            A            $ 14.55     644,567
MULTIMANAGER CORE BOND.......................  0.00%            B            $183.79      23,869

MULTIMANAGER MID CAP GROWTH..................  0.00%            B            $403.71       4,503

MULTIMANAGER MID CAP VALUE...................  0.00%            B            $262.46       6,900

MULTIMANAGER TECHNOLOGY......................  0.00%            B            $588.13      16,155

PIMCO COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO...................................  0.00%      ADVISOR CLASS      $ 62.55      31,388

T. ROWE PRICE EQUITY INCOME PORTFOLIO........  0.00%         CLASS II        $189.91      10,296

TARGET 2025 ALLOCATION.......................  0.00%            B            $109.58       2,016

TARGET 2035 ALLOCATION.......................  0.00%            B            $110.83       4,925

TARGET 2045 ALLOCATION.......................  0.00%            B            $111.69       7,320

TARGET 2055 ALLOCATION.......................  0.00%            B            $114.10       8,767

TEMPLETON DEVELOPING MARKETS VIP FUND........  0.00%         CLASS 2         $109.63      18,674

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2018

                                          CONTRACT                               UNITS
                                          CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                          -------- --------------- ---------- -----------

TEMPLETON GLOBAL BOND VIP FUND...........  0.00%       CLASS 2      $127.06     59,387

TEMPLETON GROWTH VIP FUND................  0.00%       CLASS 2      $154.60      4,020

VANECK VIP EMERGING MARKETS FUND.........  0.00%    INITIAL CLASS   $ 25.80     55,675

VANECK VIP GLOBAL HARD ASSETS FUND.......  0.00%       CLASS S      $ 59.79     32,687
VANECK VIP GLOBAL HARD ASSETS FUND.......  0.00%    INITIAL CLASS   $ 27.33     15,270

VANECK VIP UNCONSTRAINED EMERGING
 MARKETS BOND FUND.......................  0.00%    INITIAL CLASS   $ 21.19     37,316

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality and expense risk related to the Variable Investment Options
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of the financial statements

                                    FSA-30

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                             1290 VT      1290 VT
                                                 1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                               CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY
                                               SECURITIES* ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*    VALUE*
                                               ----------- ----------- ------------- -------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............  $  9,456    $  83,406     $ 8,732     $   177,891     $  32,228    $   191,900
                                                --------    ---------     -------     -----------     ---------    -----------

NET INVESTMENT INCOME (LOSS)..................     9,456       83,406       8,732         177,891        32,228        191,900
                                                --------    ---------     -------     -----------     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....     1,151        3,091        (589)        153,674            59        524,590
   Net realized gain distribution from the
    Portfolios................................     9,068      112,997          --       2,410,160        59,049      1,552,905
                                                --------    ---------     -------     -----------     ---------    -----------
 Net realized gain (loss).....................    10,219      116,088        (589)      2,563,834        59,108      2,077,495
                                                --------    ---------     -------     -----------     ---------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments..............   (43,160)    (410,948)     (8,274)     (3,809,784)     (195,771)    (7,619,558)
                                                --------    ---------     -------     -----------     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................   (32,941)    (294,860)     (8,863)     (1,245,950)     (136,663)    (5,542,063)
                                                --------    ---------     -------     -----------     ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $(23,485)   $(211,454)    $  (131)    $(1,068,059)    $(104,435)   $(5,350,163)
                                                ========    =========     =======     ===========     =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-31

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                       AMERICAN
                                                                                        FUNDS
                                                                                      INSURANCE       AMERICAN
                                                                                   SERIES(R) GLOBAL     FUNDS
                                              1290 VT    1290 VT                        SMALL         INSURANCE     AXA 400
                                             SMARTBETA   SOCIALLY     ALL ASSET     CAPITALIZATION  SERIES(R) NEW   MANAGED
                                              EQUITY*  RESPONSIBLE* GROWTH-ALT 20*     FUND/SM/     WORLD FUND(R) VOLATILITY*
                                             --------- ------------ -------------- ---------------- ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............ $  2,403    $  5,173    $   171,274      $     288       $  12,588    $   8,425
                                             --------    --------    -----------      ---------       ---------    ---------

NET INVESTMENT INCOME (LOSS)................    2,403       5,173        171,274            288          12,588        8,425
                                             --------    --------    -----------      ---------       ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..      969         536         59,997         11,812           7,600       27,896
   Net realized gain distribution from the
    Portfolios..............................    6,933      14,035        316,592         57,717          37,626       64,786
                                             --------    --------    -----------      ---------       ---------    ---------
 Net realized gain (loss)...................    7,902      14,571        376,589         69,529          45,226       92,682
                                             --------    --------    -----------      ---------       ---------    ---------

 Net change in unrealized appreciation
   (depreciation) of investments............  (22,258)    (58,447)    (1,267,520)      (270,773)       (320,104)    (205,252)
                                             --------    --------    -----------      ---------       ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................  (14,356)    (43,876)      (890,931)      (201,244)       (274,878)    (112,570)
                                             --------    --------    -----------      ---------       ---------    ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................. $(11,953)   $(38,703)   $  (719,657)     $(200,956)      $(262,290)   $(104,145)
                                             ========    ========    ===========      =========       =========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-32

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                                  AXA
                                               AXA 500    AXA 2000                                   AXA      CONSERVATIVE
                                               MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE    GROWTH
                                             VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*   STRATEGY*
                                             ----------- ----------- -------------- ------------ ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............  $  35,808   $   9,731   $   488,578   $   401,579   $  56,202    $ 107,263
                                              ---------   ---------   -----------   -----------   ---------    ---------

NET INVESTMENT INCOME (LOSS)................     35,808       9,731       488,578       401,579      56,202      107,263
                                              ---------   ---------   -----------   -----------   ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..     62,472       7,226       397,498       589,612     (81,679)     130,694
   Net realized gain distribution from the
    Portfolios..............................     70,121      77,934     1,722,063       690,109      84,777      181,808
                                              ---------   ---------   -----------   -----------   ---------    ---------
 Net realized gain (loss)...................    132,593      85,160     2,119,561     1,279,721       3,098      312,502
                                              ---------   ---------   -----------   -----------   ---------    ---------

 Net change in unrealized appreciation
   (depreciation) of investments............   (367,406)   (258,522)   (5,260,140)   (3,070,257)   (106,638)    (698,671)
                                              ---------   ---------   -----------   -----------   ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................   (234,813)   (173,362)   (3,140,579)   (1,790,536)   (103,540)    (386,169)
                                              ---------   ---------   -----------   -----------   ---------    ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................  $(199,005)  $(163,631)  $(2,652,001)  $(1,388,957)  $ (47,338)   $(278,906)
                                              =========   =========   ===========   ===========   =========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                 AXA      AXA GLOBAL                     AXA           AXA
                                                   AXA      CONSERVATIVE-   EQUITY                  INTERNATIONAL INTERNATIONAL
                                               CONSERVATIVE     PLUS        MANAGED     AXA GROWTH  CORE MANAGED     MANAGED
                                                STRATEGY*    ALLOCATION*  VOLATILITY*   STRATEGY*    VOLATILITY*   VOLATILITY*
                                               ------------ ------------- -----------  -----------  ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............  $  30,550     $  95,787   $    94,985  $   535,693    $  76,679     $  21,412
                                                ---------     ---------   -----------  -----------    ---------     ---------

NET INVESTMENT INCOME (LOSS)..................     30,550        95,787        94,985      535,693       76,679        21,412
                                                ---------     ---------   -----------  -----------    ---------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....     16,256        18,246       232,832      376,685       40,055         6,927
   Net realized gain distribution from the
    Portfolios................................     53,655       260,319       674,195      758,167           --         3,247
                                                ---------     ---------   -----------  -----------    ---------     ---------
 Net realized gain (loss).....................     69,911       278,565       907,027    1,134,852       40,055        10,174
                                                ---------     ---------   -----------  -----------    ---------     ---------

 Net change in unrealized appreciation
   (depreciation) of investments..............   (134,235)     (605,569)   (2,098,926)  (4,421,678)    (785,990)     (198,606)
                                                ---------     ---------   -----------  -----------    ---------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................    (64,324)     (327,004)   (1,191,899)  (3,286,826)    (745,935)     (188,432)
                                                ---------     ---------   -----------  -----------    ---------     ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $ (33,774)    $(231,217)  $(1,096,914) $(2,751,133)   $(669,256)    $(167,020)
                                                =========     =========   ===========  ===========    =========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-34

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                    AXA                    AXA LARGE CAP
                                               INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                               VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED AXA MODERATE
                                                VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*  ALLOCATION*
                                               ------------- ------------- ------------- ------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............  $    82,143    $  33,318    $    45,254   $   192,881   $    64,658  $   619,919
                                                -----------    ---------    -----------   -----------   -----------  -----------

NET INVESTMENT INCOME (LOSS)..................       82,143       33,318         45,254       192,881        64,658      619,919
                                                -----------    ---------    -----------   -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....      111,778       49,201        229,575       206,861       169,866      614,548
   Net realized gain distribution from the
    Portfolios................................           --      254,891        779,099       362,365       417,274    1,569,318
                                                -----------    ---------    -----------   -----------   -----------  -----------
 Net realized gain (loss).....................      111,778      304,092      1,008,674       569,226       587,140    2,183,866
                                                -----------    ---------    -----------   -----------   -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments..............   (1,030,005)    (533,063)    (1,299,125)   (1,506,885)   (1,340,183)  (4,597,685)
                                                -----------    ---------    -----------   -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................     (918,227)    (228,971)      (290,451)     (937,659)     (753,043)  (2,413,819)
                                                -----------    ---------    -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $  (836,084)   $(195,653)   $  (245,197)  $  (744,778)  $  (688,385) $(1,793,900)
                                                ===========    =========    ===========   ===========   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-35

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                               AXA MODERATE AXA MODERATE-              AXA/CLEARBRIDGE              AXA/LOOMIS
                                                  GROWTH        PLUS      AXA/AB SMALL    LARGE CAP     AXA/JANUS     SAYLES
                                                STRATEGY*    ALLOCATION*  CAP GROWTH*      GROWTH*     ENTERPRISE*   GROWTH*
                                               ------------ ------------- ------------ --------------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............. $ 1,158,170  $  1,467,385  $     9,876     $  15,369     $      --  $     7,314
                                               -----------  ------------  -----------     ---------     ---------  -----------

NET INVESTMENT INCOME (LOSS)..................   1,158,170     1,467,385        9,876        15,369            --        7,314
                                               -----------  ------------  -----------     ---------     ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....     633,420     1,274,219       50,956        71,309       135,830      214,833
   Net realized gain distribution from the
    Portfolios................................   2,208,896     4,483,883    1,231,263       752,862       539,449      777,092
                                               -----------  ------------  -----------     ---------     ---------  -----------
 Net realized gain (loss).....................   2,842,316     5,758,102    1,282,219       824,171       675,279      991,925
                                               -----------  ------------  -----------     ---------     ---------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments..............  (8,885,334)  (13,320,950)  (1,914,154)     (872,927)     (825,017)  (1,305,613)
                                               -----------  ------------  -----------     ---------     ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................  (6,043,018)   (7,562,848)    (631,935)      (48,756)     (149,738)    (313,688)
                                               -----------  ------------  -----------     ---------     ---------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................... $(4,884,848) $ (6,095,463) $  (622,059)    $ (33,387)    $(149,738) $  (306,374)
                                               ===========  ============  ===========     =========     =========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-36

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                          CHARTER/SM/  CHARTER/SM/ CHARTER/SM/                   EQ/AMERICAN  EQ/BLACKROCK
                                          MULTI-SECTOR SMALL CAP   SMALL CAP    DREYFUS STOCK    CENTURY MID  BASIC VALUE
                                             BOND*      GROWTH*      VALUE*    INDEX FUND, INC. CAP VALUE*(A)   EQUITY*
                                          ------------ ----------  ----------  ---------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $ 59,817   $  75,207   $  15,640     $   367,963      $  45,283   $   231,909
                                            --------   ---------   ---------     -----------      ---------   -----------

NET INVESTMENT INCOME (LOSS).............     59,817      75,207      15,640         367,963         45,283       231,909
                                            --------   ---------   ---------     -----------      ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (8,918)     64,487      33,518         934,267         (5,420)      421,381
   Net realized gain distribution from
    the Portfolios.......................         --     148,732      19,062         502,417             --     1,188,149
                                            --------   ---------   ---------     -----------      ---------   -----------
 Net realized gain (loss)................     (8,918)    213,219      52,580       1,436,684         (5,420)    1,609,530
                                            --------   ---------   ---------     -----------      ---------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (60,175)   (398,516)   (230,990)     (2,702,754)      (909,426)   (2,966,651)
                                            --------   ---------   ---------     -----------      ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (69,093)   (185,297)   (178,410)     (1,266,070)      (914,846)   (1,357,121)
                                            --------   ---------   ---------     -----------      ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $ (9,276)  $(110,090)  $(162,770)    $  (898,107)     $(869,563)  $(1,125,212)
                                            ========   =========   =========     ===========      =========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-37

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                              EQ/FIDELITY
                                          EQ/CAPITAL                                         INSTITUTIONAL  EQ/FRANKLIN
                                           GUARDIAN   EQ/COMMON   EQ/CORE BOND EQ/EQUITY 500 AM/SM/ LARGE     RISING
                                          RESEARCH*  STOCK INDEX*    INDEX*       INDEX*        CAP*(A)    DIVIDENDS*(A)
                                          ---------- ------------ ------------ ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $  13,668  $   487,170   $ 258,834    $   771,943   $    32,012    $  22,880
                                          ---------  -----------   ---------    -----------   -----------    ---------

NET INVESTMENT INCOME (LOSS).............    13,668      487,170     258,834        771,943        32,012       22,880
                                          ---------  -----------   ---------    -----------   -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    79,046      858,837       2,082        760,001        (6,789)      (4,772)
   Net realized gain distribution from
    the Portfolios.......................   271,390    1,765,204          --      1,174,744            --           --
                                          ---------  -----------   ---------    -----------   -----------    ---------
 Net realized gain (loss)................   350,436    2,624,041       2,082      1,934,745        (6,789)      (4,772)
                                          ---------  -----------   ---------    -----------   -----------    ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (482,889)  (5,282,920)   (219,628)    (5,511,225)   (1,478,944)    (598,108)
                                          ---------  -----------   ---------    -----------   -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (132,453)  (2,658,879)   (217,546)    (3,576,480)   (1,485,733)    (602,880)
                                          ---------  -----------   ---------    -----------   -----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(118,785) $(2,171,709)  $  41,288    $(2,804,537)  $(1,453,721)   $(580,000)
                                          =========  ===========   =========    ===========   ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-38

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                        EQ/
                                               EQ/FRANKLIN             EQ/GOLDMAN   INTERMEDIATE      EQ/
                                                STRATEGIC  EQ/GLOBAL  SACHS MID CAP  GOVERNMENT  INTERNATIONAL EQ/INVESCO
                                               INCOME*(A)  BOND PLUS*   VALUE*(A)      BOND*     EQUITY INDEX* COMSTOCK*
                                               ----------- ---------- ------------- ------------ ------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............  $  46,504   $ 38,130    $   3,586     $ 81,714    $   304,045  $  68,430
                                                ---------   --------    ---------     --------    -----------  ---------

NET INVESTMENT INCOME (LOSS)..................     46,504     38,130        3,586       81,714        304,045     68,430
                                                ---------   --------    ---------     --------    -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....     (1,366)   (15,239)      (2,341)      13,847         92,789    122,460
   Net realized gain distribution from the
    Portfolios................................         --         --           --           --             --    178,771
                                                ---------   --------    ---------     --------    -----------  ---------
 Net realized gain (loss).....................     (1,366)   (15,239)      (2,341)      13,847         92,789    301,231
                                                ---------   --------    ---------     --------    -----------  ---------

 Net change in unrealized appreciation
   (depreciation) of investments..............   (127,703)   (62,960)    (156,126)     (42,341)    (2,295,177)  (909,776)
                                                ---------   --------    ---------     --------    -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................   (129,069)   (78,199)    (158,467)     (28,494)    (2,202,388)  (608,545)
                                                ---------   --------    ---------     --------    -----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $ (82,565)  $(40,069)   $(154,881)    $ 53,220    $(1,898,343) $(540,115)
                                                =========   ========    =========     ========    ===========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-39

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                             EQ/INVESCO   EQ/INVESCO                               EQ/IVY SCIENCE  EQ/JPMORGAN
                                             GLOBAL REAL INTERNATIONAL    EQ/IVY    EQ/IVY MID CAP      AND           VALUE
                                             ESTATE*(A)   GROWTH*(A)    ENERGY*(A)    GROWTH*(A)   TECHNOLOGY*(A) OPPORTUNITIES*
                                             ----------- ------------- -----------  -------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............  $ 29,636     $   8,836   $     2,725    $     552      $      --     $    68,949
                                              --------     ---------   -----------    ---------      ---------     -----------

NET INVESTMENT INCOME (LOSS)................    29,636         8,836         2,725          552             --          68,949
                                              --------     ---------   -----------    ---------      ---------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..       208        (1,961)       (5,386)      (6,290)        (1,445)        213,551
   Net realized gain distribution from the
    Portfolios..............................        --            --            --           --             --         523,482
                                              --------     ---------   -----------    ---------      ---------     -----------
 Net realized gain (loss)...................       208        (1,961)       (5,386)      (6,290)        (1,445)        737,033
                                              --------     ---------   -----------    ---------      ---------     -----------

 Net change in unrealized appreciation
   (depreciation) of investments............   (97,426)     (220,367)   (1,007,298)    (526,444)      (685,454)     (1,832,506)
                                              --------     ---------   -----------    ---------      ---------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................   (97,218)     (222,328)   (1,012,684)    (532,734)      (686,899)     (1,095,473)
                                              --------     ---------   -----------    ---------      ---------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................  $(67,582)    $(213,492)  $(1,009,959)   $(532,182)     $(686,899)    $(1,026,524)
                                              ========     =========   ===========    =========      =========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-40

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                        EQ/LAZARD
                                                                         EMERGING     EQ/MFS        EQ/MFS
                                             EQ/LARGE CAP  EQ/LARGE CAP  MARKETS   INTERNATIONAL INTERNATIONAL EQ/MFS UTILITIES
                                             GROWTH INDEX* VALUE INDEX* EQUITY*(A)  GROWTH*(A)      VALUE*        SERIES*(A)
                                             ------------- ------------ ---------- ------------- ------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............   $  51,773    $ 115,603   $  15,271   $    90,751    $      --       $   234
                                               ---------    ---------   ---------   -----------    ---------       -------

NET INVESTMENT INCOME (LOSS)................      51,773      115,603      15,271        90,751           --           234
                                               ---------    ---------   ---------   -----------    ---------       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..     188,152       89,839        (193)      117,235       (2,220)           65
   Net realized gain distribution from the
    Portfolios..............................     491,250      227,614          --       934,209           --            --
                                               ---------    ---------   ---------   -----------    ---------       -------
 Net realized gain (loss)...................     679,402      317,453        (193)    1,051,444       (2,220)           65
                                               ---------    ---------   ---------   -----------    ---------       -------

 Net change in unrealized appreciation
   (depreciation) of investments............    (964,021)    (930,199)   (110,606)   (2,092,568)    (639,090)       (1,738)
                                               ---------    ---------   ---------   -----------    ---------       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................    (284,619)    (612,746)   (110,799)   (1,041,124)    (641,310)       (1,673)
                                               ---------    ---------   ---------   -----------    ---------       -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................   $(232,846)   $(497,143)  $ (95,528)  $  (950,373)   $(641,310)      $(1,439)
                                               =========    =========   =========   ===========    =========       =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-41

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                              EQ/MID CAP  EQ/MONEY EQ/PIMCO REAL EQ/PIMCO TOTAL EQ/PIMCO ULTRA EQ/QUALITY
                                                INDEX*    MARKET*   RETURN*(A)     RETURN*(A)    SHORT BOND*   BOND PLUS*
                                             -----------  -------- ------------- -------------- -------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............ $   108,986  $116,165   $ 24,531       $ 78,224       $100,665     $ 44,651
                                             -----------  --------   --------       --------       --------     --------

NET INVESTMENT INCOME (LOSS)................     108,986   116,165     24,531         78,224        100,665       44,651
                                             -----------  --------   --------       --------       --------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..     289,117       129       (335)           192          2,040      (19,117)
   Net realized gain distribution from the
    Portfolios..............................     747,474        --      8,909         39,758             --           --
                                             -----------  --------   --------       --------       --------     --------
 Net realized gain (loss)...................   1,036,591       129      8,574         39,950          2,040      (19,117)
                                             -----------  --------   --------       --------       --------     --------

 Net change in unrealized appreciation
   (depreciation) of investments............  (2,320,207)      298    (17,832)        70,152        (56,047)     (18,956)
                                             -----------  --------   --------       --------       --------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................  (1,283,616)      427     (9,258)       110,102        (54,007)     (38,073)
                                             -----------  --------   --------       --------       --------     --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................. $(1,174,630) $116,592   $ 15,273       $188,326       $ 46,658     $  6,578
                                             ===========  ========   ========       ========       ========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-42

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                             FIDELITY(R) VIP
                                                   EQ/T. ROWE                FIDELITY(R) VIP    GROWTH &
                                      EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH  ASSET MANAGER      INCOME      FIDELITY(R) VIP MID
                                   COMPANY INDEX*    STOCK*      & INCOME*      PORTFOLIO       PORTFOLIO       CAP PORTFOLIO
                                   -------------- ------------ ------------- --------------- --------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..  $   104,107   $        --    $   7,318        $ 122         $   5,643        $    18,332
                                    -----------   -----------    ---------        -----         ---------        -----------

NET INVESTMENT INCOME (LOSS)......      104,107            --        7,318          122             5,643             18,332
                                    -----------   -----------    ---------        -----         ---------        -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments...................      166,103       533,266       51,239         (369)          112,940             23,975
   Net realized gain
    distribution from the
    Portfolios....................      902,996     1,314,626      229,377          276           135,834            348,221
                                    -----------   -----------    ---------        -----         ---------        -----------
 Net realized gain (loss).........    1,069,099     1,847,892      280,616          (93)          248,774            372,196
                                    -----------   -----------    ---------        -----         ---------        -----------

 Net change in unrealized
   appreciation (depreciation)
   of investments.................   (2,378,430)   (2,303,630)    (572,141)        (452)         (474,222)        (1,080,577)
                                    -----------   -----------    ---------        -----         ---------        -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS.......   (1,309,331)     (455,738)    (291,525)        (545)         (225,448)          (708,381)
                                    -----------   -----------    ---------        -----         ---------        -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................  $(1,205,224)  $  (455,738)   $(284,207)       $(423)        $(219,805)       $  (690,049)
                                    ===========   ===========    =========        =====         =========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-43

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                               FRANKLIN    FRANKLIN SMALL  INVESCO V.I  INVESCO V.I. INVESCO V.I.
                                                FRANKLIN     MUTUAL SHARES CAP VALUE VIP   DIVERSIFIED  GLOBAL CORE  HEALTH CARE
                                             INCOME VIP FUND   VIP FUND         FUND      DIVIDEND FUND EQUITY FUND      FUND
                                             --------------- ------------- -------------- ------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............    $ 16,205       $  15,985     $  10,846      $  61,223      $  21       $    --
                                                --------       ---------     ---------      ---------      -----       -------

NET INVESTMENT INCOME (LOSS)................      16,205          15,985        10,846         61,223         21            --
                                                --------       ---------     ---------      ---------      -----       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..       9,433           1,057       (18,454)        37,142         99        (5,984)
   Net realized gain distribution from the
    Portfolios..............................          --          24,890       184,717         87,904         --         8,939
                                                --------       ---------     ---------      ---------      -----       -------
 Net realized gain (loss)...................       9,433          25,947       166,263        125,046         99         2,955
                                                --------       ---------     ---------      ---------      -----       -------

 Net change in unrealized appreciation
   (depreciation) of investments............     (38,727)       (102,349)     (357,627)      (379,438)      (408)         (575)
                                                --------       ---------     ---------      ---------      -----       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................     (29,294)        (76,402)     (191,364)      (254,392)      (309)        2,380
                                                --------       ---------     ---------      ---------      -----       -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................    $(13,089)      $ (60,417)    $(180,518)     $(193,169)     $(288)      $ 2,380
                                                ========       =========     =========      =========      =====       =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                                     JANUS
                                             INVESCO V.I. MID INVESCO V.I. INVESCO V.I.                            HENDERSON
                                                 CAP CORE      SMALL CAP    TECHNOLOGY  IVY VIP HIGH IVY VIP SMALL ENTERPRISE
                                               EQUITY FUND    EQUITY FUND      FUND        INCOME     CAP GROWTH   PORTFOLIO
                                             ---------------- ------------ ------------ ------------ ------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............    $   1,138      $      --     $     --    $ 394,234     $   7,875    $  1,328
                                                ---------      ---------     --------    ---------     ---------    --------

NET INVESTMENT INCOME (LOSS)................        1,138             --           --      394,234         7,875       1,328
                                                ---------      ---------     --------    ---------     ---------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..       (1,648)       (10,907)      11,132      (23,130)        6,008      22,046
   Net realized gain distribution from the
    Portfolios..............................      145,795         63,620        2,779           --       730,217      25,659
                                                ---------      ---------     --------    ---------     ---------    --------
 Net realized gain (loss)...................      144,147         52,713       13,911      (23,130)      736,225      47,705
                                                ---------      ---------     --------    ---------     ---------    --------

 Net change in unrealized appreciation
   (depreciation) of investments............     (267,385)      (201,616)     (12,471)    (559,780)     (867,044)    (50,170)
                                                ---------      ---------     --------    ---------     ---------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................     (123,238)      (148,903)       1,440     (582,910)     (130,819)     (2,465)
                                                ---------      ---------     --------    ---------     ---------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................    $(122,100)     $(148,903)    $  1,440    $(188,676)    $(122,944)   $ (1,137)
                                                =========      =========     ========    =========     =========    ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                       JANUS                                               MFS(R)
                                            JANUS    HENDERSON     JANUS       JANUS                    MASSACHUSETTS
                                          HENDERSON   GLOBAL   HENDERSON MID HENDERSON                    INVESTORS
                                            FORTY    RESEARCH    CAP VALUE   OVERSEAS  MFS(R) INVESTORS GROWTH STOCK
                                          PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO   TRUST SERIES     PORTFOLIO
                                          ---------  --------- ------------- --------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $      --   $   251    $  20,165   $  3,046      $  2,424       $  3,141
                                          ---------   -------    ---------   --------      --------       --------

NET INVESTMENT INCOME (LOSS).............        --       251       20,165      3,046         2,424          3,141
                                          ---------   -------    ---------   --------      --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     9,827        24      (14,676)       (91)        5,505         28,136
   Net realized gain distribution from
    the Portfolios.......................   267,126        --      199,899         --        24,416         55,510
                                          ---------   -------    ---------   --------      --------       --------
 Net realized gain (loss)................   276,953        24      185,223        (91)       29,921         83,646
                                          ---------   -------    ---------   --------      --------       --------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (223,626)   (1,738)    (515,529)   (28,873)      (63,450)       (93,392)
                                          ---------   -------    ---------   --------      --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    53,327    (1,714)    (330,306)   (28,964)      (33,529)        (9,746)
                                          ---------   -------    ---------   --------      --------       --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $  53,327   $(1,463)   $(310,141)  $(25,918)     $(31,105)      $ (6,605)
                                          =========   =======    =========   ========      ========       ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                              MORGAN
                                             STANLEY
                                             VARIABLE
                                          INSURANCE FUND
                                          INC. EMERGING  MULTIMANAGER              MULTIMANAGER
                                           MARKETS DEBT   AGGRESSIVE  MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER
                                            PORTFOLIO      EQUITY*     CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*
                                          -------------- ------------ ------------ ------------ -------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........    $  5,635     $   5,910    $ 366,560    $      --     $  16,070    $    16,184
                                             --------     ---------    ---------    ---------     ---------    -----------

NET INVESTMENT INCOME (LOSS).............       5,635         5,910      366,560           --        16,070         16,184
                                             --------     ---------    ---------    ---------     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................        (610)      203,407      (44,845)      22,255        62,868        390,324
   Net realized gain distribution from
    the Portfolios.......................          --       447,022           --      278,023       168,173      1,129,246
                                             --------     ---------    ---------    ---------     ---------    -----------
 Net realized gain (loss)................        (610)      650,429      (44,845)     300,278       231,041      1,519,570
                                             --------     ---------    ---------    ---------     ---------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     (12,537)     (691,003)    (376,058)    (421,633)     (510,146)    (1,511,403)
                                             --------     ---------    ---------    ---------     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     (13,147)      (40,574)    (420,903)    (121,355)     (279,105)         8,167
                                             --------     ---------    ---------    ---------     ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............    $ (7,512)    $ (34,664)   $ (54,343)   $(121,355)    $(263,035)   $    24,351
                                             ========     =========    =========    =========     =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                              PIMCO
                                          COMMODITYREAL
                                            RETURN(R)   T. ROWE PRICE
                                            STRATEGY    EQUITY INCOME TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055
                                            PORTFOLIO     PORTFOLIO   ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                          ------------- ------------- ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $  40,627     $  35,554    $  3,875    $  8,886    $  13,244   $  15,457
                                            ---------     ---------    --------    --------    ---------   ---------

NET INVESTMENT INCOME (LOSS).............      40,627        35,554       3,875       8,886       13,244      15,457
                                            ---------     ---------    --------    --------    ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (89,916)        9,582       8,707      16,140       12,271      11,327
   Net realized gain distribution from
    the Portfolios.......................          --       196,310       5,189       5,673        7,580          --
                                            ---------     ---------    --------    --------    ---------   ---------
 Net realized gain (loss)................     (89,916)      205,892      13,896      21,813       19,851      11,327
                                            ---------     ---------    --------    --------    ---------   ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (269,352)     (450,903)    (31,572)    (76,291)    (107,932)   (130,779)
                                            ---------     ---------    --------    --------    ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (359,268)     (245,011)    (17,676)    (54,478)     (88,081)   (119,452)
                                            ---------     ---------    --------    --------    ---------   ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $(318,641)    $(209,457)   $(13,801)   $(45,592)   $ (74,837)  $(103,995)
                                            =========     =========    ========    ========    =========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                       VANECK VIP
                                           TEMPLETON                                                  UNCONSTRAINED
                                          DEVELOPING   TEMPLETON  TEMPLETON   VANECK VIP  VANECK VIP    EMERGING
                                          MARKETS VIP GLOBAL BOND GROWTH VIP   EMERGING   GLOBAL HARD MARKETS BOND
                                             FUND      VIP FUND      FUND    MARKETS FUND ASSETS FUND     FUND
                                          ----------- ----------- ---------- ------------ ----------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $  17,233   $     --   $  12,975   $   5,069    $      --    $  64,197
                                           ---------   --------   ---------   ---------    ---------    ---------

NET INVESTMENT INCOME (LOSS).............     17,233         --      12,975       5,069           --       64,197
                                           ---------   --------   ---------   ---------    ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     63,596    (28,597)      5,226      55,320      (73,028)     (44,150)
   Net realized gain distribution from
    the Portfolios.......................         --         --      54,952          --           --           --
                                           ---------   --------   ---------   ---------    ---------    ---------
 Net realized gain (loss)................     63,596    (28,597)     60,178      55,320      (73,028)     (44,150)
                                           ---------   --------   ---------   ---------    ---------    ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (434,111)   162,405    (178,761)   (499,953)    (824,988)     (72,458)
                                           ---------   --------   ---------   ---------    ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (370,515)   133,808    (118,583)   (444,633)    (898,016)    (116,608)
                                           ---------   --------   ---------   ---------    ---------    ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(353,282)  $133,808   $(105,608)  $(439,564)   $(898,016)   $ (52,411)
                                           =========   ========   =========   =========    =========    =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                         1290 VT DOUBLELINE
                                                   1290 VT CONVERTIBLE         DYNAMIC         1290 VT DOUBLELINE
                                                       SECURITIES*           ALLOCATION*       OPPORTUNISTIC BOND*(A)
                                                   ------------------  ----------------------  ----------------------
                                                     2018      2017       2018        2017       2018        2017
                                                   --------  --------  ----------  ----------   --------    -------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $  9,456  $  6,335  $   83,406  $   21,643  $  8,732    $ 1,351
 Net realized gain (loss).........................   10,219     6,047     116,088     197,079      (589)        69
 Net change in unrealized appreciation
   (depreciation) of investments..................  (43,160)      867    (410,948)     57,327    (8,274)    (1,050)
                                                   --------  --------  ----------  ----------   --------    -------

 Net increase (decrease) in net assets resulting
   from operations................................  (23,485)   13,249    (211,454)    276,049      (131)       370
                                                   --------  --------  ----------  ----------   --------    -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   81,410   161,770   1,742,044   2,168,046   206,215     91,732
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  130,523    56,745    (128,388)    (63,321)   34,177      1,601
 Redemptions for contract benefits and
   terminations...................................       --        --     (94,388)     (1,229)       (2)        --
 Contract maintenance charges.....................  (30,823)  (10,482)   (626,425)   (560,225)  (17,461)    (1,895)
                                                   --------  --------  ----------  ----------   --------    -------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  181,110   208,033     892,843   1,543,271   222,929     91,438
                                                   --------  --------  ----------  ----------   --------    -------

NET INCREASE (DECREASE) IN NET ASSETS.............  157,625   221,282     681,389   1,819,320   222,798     91,808
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  224,462     3,180   4,105,045   2,285,725    91,808         --
                                                   --------  --------  ----------  ----------   --------    -------

NET ASSETS -- END OF YEAR OR PERIOD............... $382,087  $224,462  $4,786,434  $4,105,045  $314,606    $91,808
                                                   ========  ========  ==========  ==========   ========    =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 19, 2017.

                                    FSA-50

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                  1290 VT GAMCO
                                                        1290 VT EQUITY              MERGERS &           1290 VT GAMCO SMALL
                                                            INCOME*               ACQUISITIONS*           COMPANY VALUE*
                                                   ------------------------  ----------------------  ------------------------
                                                       2018         2017        2018        2017         2018         2017
                                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $   177,891  $   158,080  $   32,228  $    3,080  $   191,900  $   169,133
 Net realized gain (loss).........................   2,563,834      778,529      59,108     101,885    2,077,495    2,599,387
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,809,784)     471,105    (195,771)       (372)  (7,619,558)   1,173,032
                                                   -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,068,059)   1,407,714    (104,435)    104,593   (5,350,163)   3,941,552
                                                   -----------  -----------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     491,064      522,300     600,240     350,885    8,132,898    6,317,575
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (78,969)     (94,582)    (36,692)     16,983     (453,577)    (440,594)
 Redemptions for contract benefits and
   terminations...................................    (664,021)  (1,250,773)    (78,860)    (23,442)    (718,164)    (539,624)
 Contract maintenance charges.....................    (408,053)    (416,649)   (160,154)   (133,039)  (2,179,871)  (1,758,507)
                                                   -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (659,979)  (1,239,704)    324,534     211,387    4,781,286    3,578,850
                                                   -----------  -----------  ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (1,728,038)     168,010     220,099     315,980     (568,877)   7,520,402
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   9,504,179    9,336,169   1,894,217   1,578,237   30,131,446   22,611,044
                                                   -----------  -----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 7,776,141  $ 9,504,179  $2,114,316  $1,894,217  $29,562,569  $30,131,446
                                                   ===========  ===========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-51

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        1290 VT SMARTBETA   1290 VT SOCIALLY      ALL ASSET GROWTH-
                                                             EQUITY*          RESPONSIBLE*            ALT 20*(B)
                                                        -----------------  ------------------  -----------------------
                                                          2018      2017     2018      2017        2018        2017
                                                        --------  -------  --------  --------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $  2,403  $   478  $  5,173  $  2,975  $   171,274  $  117,327
 Net realized gain (loss)..............................    7,902    1,406    14,571    63,921      376,589     189,242
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (22,258)   1,793   (58,447)   (6,408)  (1,267,520)    616,343
                                                        --------  -------  --------  --------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................  (11,953)   3,677   (38,703)   60,488     (719,657)    922,912
                                                        --------  -------  --------  --------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  128,096   25,916    64,190    65,740    2,431,943   2,625,960
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   63,994   13,931   193,031   (35,952)    (314,614)  1,474,248
 Redemptions for contract benefits and terminations....   (1,844)     (18)   (2,851)   (7,002)    (133,007)   (112,610)
 Contract maintenance charges..........................  (19,052)  (5,741)  (26,200)  (25,009)    (915,165)   (709,401)
                                                        --------  -------  --------  --------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  171,194   34,088   228,170    (2,223)   1,069,157   3,278,197
                                                        --------  -------  --------  --------  -----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Separate Account MLOA K..................       --       --        --        --         (389)        389
                                                        --------  -------  --------  --------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................  159,241   37,765   189,467    58,265      349,111   4,201,498
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   44,456    6,691   309,890   251,625    8,434,477   4,232,979
                                                        --------  -------  --------  --------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $203,697  $44,456  $499,357  $309,890  $ 8,783,588  $8,434,477
                                                        ========  =======  ========  ========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a merger on May 19, 2017.

                                    FSA-52

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       AMERICAN FUNDS
                                                     INSURANCE SERIES(R)       AMERICAN FUNDS
                                                        GLOBAL SMALL         INSURANCE SERIES(R)       AXA 400 MANAGED
                                                   CAPITALIZATION FUND/SM/    NEW WOLD FUND/SM/          VOLATILITY*
                                                   ----------------------  ----------------------  ----------------------
                                                      2018        2017        2018        2017        2018        2017
                                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $      288  $    2,544  $   12,588  $    7,692  $    8,425  $    7,271
 Net realized gain (loss).........................     69,529      (9,377)     45,226       3,084      92,682      93,360
 Net change in unrealized appreciation
   (depreciation) of investments..................   (270,773)    148,404    (320,104)    167,796    (205,252)     26,269
                                                   ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   (200,956)    141,571    (262,290)    178,572    (104,145)    126,900
                                                   ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    700,933     353,311     816,663     373,740     155,858     127,220
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    177,544     210,404     345,008     194,549    (206,517)    243,068
 Redemptions for contract benefits and
   terminations...................................    (18,321)     (9,053)    (13,708)     (7,684)    (28,420)     (5,868)
 Contract maintenance charges.....................   (137,492)    (65,692)   (144,141)    (93,703)    (61,812)    (72,780)
                                                   ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    722,664     488,970   1,003,822     466,902    (140,891)    291,640
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    521,708     630,541     741,532     645,474    (245,036)    418,540
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  1,019,516     388,975   1,160,241     514,767   1,008,431     589,891
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $1,541,224  $1,019,516  $1,901,773  $1,160,241  $  763,395  $1,008,431
                                                   ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       AXA 500 MANAGED       AXA 2000 MANAGED         AXA AGGRESSIVE
                                                         VOLATILITY*            VOLATILITY*             ALLOCATION*
                                                   ----------------------  --------------------  ------------------------
                                                      2018        2017        2018       2017        2018         2017
                                                   ----------  ----------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $   35,808  $   25,371  $    9,731  $  6,323  $   488,578  $   439,769
 Net realized gain (loss).........................    132,593      84,692      85,160    61,043    2,119,561    1,841,257
 Net change in unrealized appreciation
   (depreciation) of investments..................   (367,406)    248,230    (258,522)   40,028   (5,260,140)   2,782,092
                                                   ----------  ----------  ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   (199,005)    358,293    (163,631)  107,394   (2,652,001)   5,063,118
                                                   ----------  ----------  ----------  --------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    855,099     434,279     331,487   183,338    2,613,604    2,718,814
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     43,717     839,938      90,893   170,915     (340,653)    (522,353)
 Redemptions for contract benefits and
   terminations...................................    (68,067)    (49,004)    (19,240)  (27,149)  (1,311,499)  (1,357,431)
 Contract maintenance charges.....................   (239,058)   (166,600)    (90,631)  (59,563)  (1,727,024)  (1,950,843)
                                                   ----------  ----------  ----------  --------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    591,691   1,058,613     312,509   267,541     (765,572)  (1,111,813)
                                                   ----------  ----------  ----------  --------  -----------  -----------

 Net increase (decrease) in amount retained by
   MONY America in Separate Account MLOA K........         --          --          --        --          991         (993)
                                                   ----------  ----------  ----------  --------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    392,686   1,416,906     148,878   374,935   (3,416,582)   3,950,312
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  2,484,687   1,067,781     941,633   566,698   30,895,202   26,944,890
                                                   ----------  ----------  ----------  --------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $2,877,373  $2,484,687  $1,090,511  $941,633  $27,478,620  $30,895,202
                                                   ==========  ==========  ==========  ========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         AXA BALANCED            AXA CONSERVATIVE        AXA CONSERVATIVE
                                                           STRATEGY*               ALLOCATION*           GROWTH STRATEGY*
                                                   ------------------------  -----------------------  ----------------------
                                                       2018         2017         2018        2017        2018        2017
                                                   -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $   401,579  $   393,543  $    56,202  $   38,385  $  107,263  $   91,407
 Net realized gain (loss).........................   1,279,721      574,751        3,098      67,400     312,502     131,934
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,070,257)   1,761,659     (106,638)     66,428    (698,671)    304,684
                                                   -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,388,957)   2,729,953      (47,338)    172,213    (278,906)    528,025
                                                   -----------  -----------  -----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   6,723,441    6,503,024    2,246,554     479,097   1,905,646   1,531,515
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,421,649)    (510,001)  (1,501,824)   (330,972)    345,821     491,750
 Redemptions for contract benefits and
   terminations...................................    (598,786)    (395,316)    (111,374)   (183,666)   (473,398)   (188,046)
 Contract maintenance charges.....................  (3,561,792)  (3,391,104)    (329,831)   (342,891)   (804,334)   (752,895)
                                                   -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,141,214    2,206,603      303,525    (378,432)    973,735   1,082,324
                                                   -----------  -----------  -----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (247,743)   4,936,556      256,187    (206,219)    694,829   1,610,349
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  31,592,200   26,655,644    3,389,002   3,595,221   7,707,167   6,096,818
                                                   -----------  -----------  -----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $31,344,457  $31,592,200  $ 3,645,189  $3,389,002  $8,401,996  $7,707,167
                                                   ===========  ===========  ===========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                           AXA CONSERVATIVE        AXA CONSERVATIVE-       AXA GLOBAL EQUITY
                                                               STRATEGY*           PLUS ALLOCATION*       MANAGED VOLATILITY*
                                                        ----------------------  ----------------------  -----------------------
                                                           2018        2017        2018        2017         2018        2017
                                                        ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   30,550  $   24,640  $   95,787  $   75,830  $    94,985  $   90,815
 Net realized gain (loss)..............................     69,911      45,286     278,565     243,522      907,027     274,950
 Net change in unrealized appreciation (depreciation)
   of investments......................................   (134,235)     26,046    (605,569)    223,547   (2,098,926)  1,521,421
                                                        ----------  ----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................    (33,774)     95,972    (231,217)    542,899   (1,096,914)  1,887,186
                                                        ----------  ----------  ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    520,474     481,148     628,760     721,895      845,338     974,863
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   (172,024)   (202,143)    (99,356)   (173,593)    (109,673)   (298,359)
 Redemptions for contract benefits and terminations....    (20,053)    (29,598)   (133,948)   (446,077)    (224,023)   (230,476)
 Contract maintenance charges..........................   (267,189)   (258,384)   (547,590)   (634,232)    (523,728)   (547,150)
                                                        ----------  ----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................     61,208      (8,977)   (152,134)   (532,007)     (12,086)   (101,122)
                                                        ----------  ----------  ----------  ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................     27,434      86,995    (383,351)     10,892   (1,109,000)  1,786,064
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  2,386,525   2,299,530   6,441,162   6,430,270    9,053,062   7,266,998
                                                        ----------  ----------  ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $2,413,959  $2,386,525  $6,057,811  $6,441,162  $ 7,944,062  $9,053,062
                                                        ==========  ==========  ==========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                     AXA INTERNATIONAL
                                                               AXA GROWTH              CORE MANAGED         AXA INTERNATIONAL
                                                                STRATEGY*               VOLATILITY*        MANAGED VOLATILITY*
                                                        ------------------------  ----------------------  --------------------
                                                            2018         2017        2018        2017        2018       2017
                                                        -----------  -----------  ----------  ----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   535,693  $   541,017  $   76,679  $   69,150  $   21,412  $ 17,071
 Net realized gain (loss)..............................   1,134,852      525,175      40,055      88,637      10,174    12,218
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (4,421,678)   3,232,640    (785,990)    782,857    (198,606)  115,463
                                                        -----------  -----------  ----------  ----------  ----------  --------

 Net increase (decrease) in net assets resulting from
   operations..........................................  (2,751,133)   4,298,832    (669,256)    940,644    (167,020)  144,752
                                                        -----------  -----------  ----------  ----------  ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  12,793,847    9,730,012     485,282     546,004     305,547   126,798
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........  (1,314,359)  (1,097,285)    (18,931)   (177,234)     68,757   270,414
 Redemptions for contract benefits and terminations....    (607,878)    (569,401)    (76,133)   (112,647)     (9,202)   (2,409)
 Contract maintenance charges..........................  (3,956,389)  (3,206,405)   (308,720)   (325,524)    (66,710)  (44,250)
                                                        -----------  -----------  ----------  ----------  ----------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   6,915,221    4,856,921      81,498     (69,401)    298,392   350,553
                                                        -----------  -----------  ----------  ----------  ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS..................   4,164,088    9,155,753    (587,758)    871,243     131,372   495,305
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  38,198,131   29,042,378   4,462,508   3,591,265     887,024   391,719
                                                        -----------  -----------  ----------  ----------  ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $42,362,219  $38,198,131  $3,874,750  $4,462,508  $1,018,396  $887,024
                                                        ===========  ===========  ==========  ==========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                           AXA INTERNATIONAL                                  AXA LARGE CAP
                                                             VALUE MANAGED         AXA LARGE CAP CORE         GROWTH MANAGED
                                                              VOLATILITY*          MANAGED VOLATILITY*         VOLATILITY*
                                                        -----------------------  ----------------------  -----------------------
                                                            2018        2017        2018        2017         2018        2017
                                                        -----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $    82,143  $   92,306  $   33,318  $   28,589  $    45,254  $   38,303
 Net realized gain (loss)..............................     111,778     190,511     304,092     229,292    1,008,674     828,795
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (1,030,005)    678,797    (533,063)    287,257   (1,299,125)  1,055,757
                                                        -----------  ----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................    (836,084)    961,614    (195,653)    545,138     (245,197)  1,922,855
                                                        -----------  ----------  ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................     614,544     452,509     184,940     187,352      979,105     950,600
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........      82,838     192,961      24,409     (23,648)    (253,485)   (297,635)
 Redemptions for contract benefits and terminations....    (423,788)   (437,189)    (43,578)    (19,691)    (240,931)   (165,363)
 Contract maintenance charges..........................    (306,656)   (280,564)   (147,562)   (131,358)    (496,152)   (481,910)
                                                        -----------  ----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................     (33,062)    (72,283)     18,209      12,655      (11,463)      5,692
                                                        -----------  ----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Separate Account MLOA K..................          --          --          --           6           --          --
                                                        -----------  ----------  ----------  ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................    (869,146)    889,331    (177,444)    557,799     (256,660)  1,928,547
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   4,926,852   4,037,521   3,051,109   2,493,310    8,521,905   6,593,358
                                                        -----------  ----------  ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $ 4,057,706  $4,926,852  $2,873,665  $3,051,109  $ 8,265,245  $8,521,905
                                                        ===========  ==========  ==========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     AXA LARGE CAP VALUE       AXA MID CAP VALUE           AXA MODERATE
                                                     MANAGED VOLATILITY*      MANAGED VOLATILITY*           ALLOCATION*
                                                   -----------------------  -----------------------  ------------------------
                                                       2018        2017         2018        2017         2018         2017
                                                   -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $   192,881  $  107,151  $    64,658  $   51,165  $   619,919  $   509,998
 Net realized gain (loss).........................     569,226     279,363      587,140     500,918    2,183,866    1,811,027
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,506,885)    518,275   (1,340,183)     (3,463)  (4,597,685)   1,860,676
                                                   -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    (744,778)    904,789     (688,385)    548,620   (1,793,900)   4,181,701
                                                   -----------  ----------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     882,806     799,981      634,352     636,317    4,162,215    4,604,576
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (21,785)   (198,038)    (149,402)   (116,051)  (2,445,680)    (468,841)
 Redemptions for contract benefits and
   terminations...................................    (217,805)   (280,367)     (94,571)    (97,089)  (1,539,472)    (956,907)
 Contract maintenance charges.....................    (449,664)   (465,393)    (289,970)   (278,022)  (3,373,944)  (3,581,875)
                                                   -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     193,552    (143,817)     100,409     145,155   (3,196,881)    (403,047)
                                                   -----------  ----------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (551,226)    760,972     (587,976)    693,775   (4,990,781)   3,778,654
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   7,348,206   6,587,234    5,116,342   4,422,567   41,831,393   38,052,739
                                                   -----------  ----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 6,796,980  $7,348,206  $ 4,528,366  $5,116,342  $36,840,612  $41,831,393
                                                   ===========  ==========  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         AXA MODERATE            AXA MODERATE-PLUS          AXA/AB SMALL CAP
                                                       GROWTH STRATEGY*             ALLOCATION*                 GROWTH*
                                                   ------------------------  -------------------------  -----------------------
                                                       2018         2017         2018          2017         2018        2017
                                                   -----------  -----------  ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $ 1,158,170  $ 1,163,432  $  1,467,385  $ 1,239,652  $     9,876  $   16,167
 Net realized gain (loss).........................   2,842,316    1,281,048     5,758,102    3,762,130    1,282,219     643,257
 Net change in unrealized appreciation
   (depreciation) of investments..................  (8,885,334)   6,232,666   (13,320,950)   7,176,436   (1,914,154)    434,643
                                                   -----------  -----------  ------------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  (4,884,848)   8,677,146    (6,095,463)  12,178,218     (622,059)  1,094,067
                                                   -----------  -----------  ------------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  20,315,962   18,352,779     8,472,218    9,183,842    1,575,374   1,127,894
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,628,883)  (1,292,543)   (1,963,502)  (1,163,137)       8,730    (287,390)
 Redemptions for contract benefits and
   terminations...................................  (1,901,207)    (880,841)   (3,652,855)  (3,510,033)    (195,752)    (78,803)
 Contract maintenance charges.....................  (8,845,134)  (7,907,381)   (6,365,540)  (6,869,380)    (451,601)   (386,366)
                                                   -----------  -----------  ------------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   7,940,738    8,272,014    (3,509,679)  (2,358,708)     936,751     375,335
                                                   -----------  -----------  ------------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   MONY America in Separate Account MLOA K........          --           --            --           --            5          --
                                                   -----------  -----------  ------------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   3,055,890   16,949,160    (9,605,142)   9,819,510      314,697   1,469,402
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  86,792,879   69,843,719    93,074,504   83,254,994    6,230,832   4,761,430
                                                   -----------  -----------  ------------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $89,848,769  $86,792,879  $ 83,469,362  $93,074,504  $ 6,545,529  $6,230,832
                                                   ===========  ===========  ============  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       AXA/CLEARBRIDGE            AXA/JANUS           AXA/LOOMIS SAYLES
                                                      LARGE CAP GROWTH*          ENTERPRISE*               GROWTH*
                                                   ----------------------  ----------------------  -----------------------
                                                      2018        2017        2018        2017         2018        2017
                                                   ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $   15,369  $    5,551  $       --  $       --  $     7,314  $    9,070
 Net realized gain (loss).........................    824,171     992,428     675,279     951,487      991,925     209,040
 Net change in unrealized appreciation
   (depreciation) of investments..................   (872,927)    633,772    (825,017)  1,018,883   (1,305,613)  1,056,999
                                                   ----------  ----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................    (33,387)  1,631,751    (149,738)  1,970,370     (306,374)  1,275,109
                                                   ----------  ----------  ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  1,202,179   1,031,592     937,251   1,031,776    2,450,199   1,415,696
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (381,792)   (516,070)   (202,328)    225,345      (43,228)    336,653
 Redemptions for contract benefits and
   terminations...................................   (180,382)   (137,934)   (394,739)   (425,805)    (263,962)    (27,568)
 Contract maintenance charges.....................   (534,737)   (494,121)   (560,181)   (523,392)    (482,062)   (318,573)
                                                   ----------  ----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    105,268    (116,533)   (219,997)    307,924    1,660,947   1,406,208
                                                   ----------  ----------  ----------  ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............     71,881   1,515,218    (369,735)  2,278,294    1,354,573   2,681,317
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  7,945,665   6,430,447   9,317,798   7,039,504    6,017,143   3,335,826
                                                   ----------  ----------  ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $8,017,546  $7,945,665  $8,948,063  $9,317,798  $ 7,371,716  $6,017,143
                                                   ==========  ==========  ==========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     CHARTER/SM/ MULTI-     CHARTER/SM/ SMALL CAP   CHARTER/SM/ SMALL CAP
                                                        SECTOR BOND*               GROWTH*                 VALUE*
                                                   ----------------------  ----------------------  ----------------------
                                                      2018        2017        2018        2017        2018        2017
                                                   ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $   59,817  $   37,271  $   75,207  $   59,793  $   15,640  $   17,009
 Net realized gain (loss).........................     (8,918)       (841)    213,219     410,994      52,580      58,751
 Net change in unrealized appreciation
   (depreciation) of investments..................    (60,175)     11,049    (398,516)     24,386    (230,990)     45,030
                                                   ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................     (9,276)     47,479    (110,090)    495,173    (162,770)    120,790
                                                   ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    637,184     445,622     305,427     281,627     125,366     120,604
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (7,555)     71,907        (258)    (62,073)      6,435     (89,834)
 Redemptions for contract benefits and
   terminations...................................    (70,935)    (67,469)    (33,422)   (798,083)    (19,515)     (4,136)
 Contract maintenance charges.....................   (238,035)   (221,491)   (115,912)   (245,299)    (73,440)    (69,217)
                                                   ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    320,659     228,569     155,835    (823,828)     38,846     (42,583)
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    311,383     276,048      45,745    (328,655)   (123,924)     78,207
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  2,314,206   2,038,158   1,739,052   2,067,707   1,215,498   1,137,291
                                                   ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $2,625,589  $2,314,206  $1,784,797  $1,739,052  $1,091,574  $1,215,498
                                                   ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    EQ/AMERICAN
                                                           DREYFUS STOCK INDEX    CENTURY MID CAP    EQ/BLACKROCK BASIC
                                                               FUND, INC.           VALUE*(C)(D)        VALUE EQUITY*
                                                        ------------------------    ----------    ------------------------
                                                            2018         2017          2018           2018         2017
                                                        -----------  -----------  --------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   367,963  $   373,921    $   45,283    $   231,909  $   178,755
 Net realized gain (loss)..............................   1,436,684    2,540,352        (5,420)     1,609,530      243,021
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (2,702,754)   1,552,212      (909,426)    (2,966,651)     559,924
                                                        -----------  -----------    ----------    -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................    (898,107)   4,466,485      (869,563)    (1,125,212)     981,700
                                                        -----------  -----------    ----------    -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................     157,275      164,547       668,323      2,740,883    2,564,079
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    (171,132)  (1,780,433)    7,937,304       (588,045)      94,892
 Redemptions for contract benefits and terminations....  (1,502,398)  (2,766,812)      (24,005)      (371,405)    (207,853)
 Contract maintenance charges..........................    (589,271)    (577,487)     (138,621)    (1,026,365)  (1,015,786)
                                                        -----------  -----------    ----------    -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  (2,105,526)  (4,960,185)    8,443,001        755,068    1,435,332
                                                        -----------  -----------    ----------    -----------  -----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................          --           --           429             --           --
                                                        -----------  -----------    ----------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................  (3,003,633)    (493,700)    7,573,867       (370,144)   2,417,032
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  22,238,091   22,731,791            --     13,279,200   10,862,168
                                                        -----------  -----------    ----------    -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $19,234,458  $22,238,091    $7,573,867    $12,909,056  $13,279,200
                                                        ===========  ===========    ==========    ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22,2018.
(d)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

                                    FSA-63

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     EQ/CAPITAL GUARDIAN        EQ/COMMON STOCK
                                                          RESEARCH*                 INDEX*              EQ/CORE BOND INDEX*
                                                   ----------------------  ------------------------  ------------------------
                                                      2018        2017         2018         2017         2018         2017
                                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $   13,668  $   14,606  $   487,170  $   345,024  $   258,834  $   220,799
 Net realized gain (loss).........................    350,436     151,617    2,624,041      467,447        2,082       23,994
 Net change in unrealized appreciation
   (depreciation) of investments..................   (482,889)    202,531   (5,282,920)   3,547,353     (219,628)     (77,663)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   (118,785)    368,754   (2,171,709)   4,359,824       41,288      167,130
                                                   ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    567,485     487,612   12,617,446    7,973,588    1,775,887    1,805,537
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (71,305)    (45,931)  (1,052,511)    (142,277)     183,399    1,380,711
 Redemptions for contract benefits and
   terminations...................................    (92,666)    (26,813)    (621,449)    (447,993)    (900,577)  (1,614,716)
 Contract maintenance charges.....................   (160,064)   (120,354)  (2,798,371)  (2,075,681)    (759,194)    (652,690)
                                                   ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    243,450     294,514    8,145,115    5,307,637      299,515      918,842
                                                   ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    124,665     663,268    5,973,406    9,667,461      340,803    1,085,972
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  2,018,337   1,355,069   28,279,957   18,612,496   13,286,068   12,200,096
                                                   ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $2,143,002  $2,018,337  $34,253,363  $28,279,957  $13,626,871  $13,286,068
                                                   ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                       EQ/FIDELITY       EQ/FRANKLIN
                                                                    INSTITUTIONAL AMSM      RISING
                                            EQ/EQUITY 500 INDEX*     LARGE CAP*(C)(E)  DIVIDENDS*(C)(F)
                                          ------------------------  ------------------ ----------------
                                              2018         2017            2018              2018
                                          -----------  -----------  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............ $   771,943  $   562,544     $    32,012        $   22,880
 Net realized gain (loss)................   1,934,745    1,019,095          (6,789)           (4,772)
 Net change in unrealized appreciation
   (depreciation) of investments.........  (5,511,225)   5,083,523      (1,478,944)         (598,108)
                                          -----------  -----------     -----------        ----------

 Net increase (decrease) in net assets
   resulting from operations.............  (2,804,537)   6,665,162      (1,453,721)         (580,000)
                                          -----------  -----------     -----------        ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...  13,125,337   10,362,791         350,246           357,548
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..........................     598,353      489,123      12,815,150         7,804,720
 Redemptions for contract benefits and
   terminations..........................    (704,409)    (415,000)        (19,909)          (19,520)
 Contract maintenance charges............  (3,858,365)  (2,847,421)       (177,779)         (113,212)
                                          -----------  -----------     -----------        ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions..........................   9,160,916    7,589,493      12,967,708         8,029,536
                                          -----------  -----------     -----------        ----------

 Net increase (decrease) in amount
   retained by MONY America in Variable
   Account MLOA K........................         (43)           8              --                --
                                          -----------  -----------     -----------        ----------

NET INCREASE (DECREASE) IN NET ASSETS....   6,356,336   14,254,663      11,513,987         7,449,536
NET ASSETS -- BEGINNING OF YEAR OR PERIOD  42,199,631   27,944,968              --                --
                                          -----------  -----------     -----------        ----------

NET ASSETS -- END OF YEAR OR PERIOD...... $48,555,967  $42,199,631     $11,513,987        $7,449,536
                                          ===========  ===========     ===========        ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(e)EQ/Fidelity Institutional AMSM Large Cap replaced Fidelity(R) VIP Contrafund(R) Portfolio due to a substitution on October 22, 2018.
(f)EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.

                                    FSA-65

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         EQ/FRANKLIN                            EQ/GOLDMAN
                                                          STRATEGIC       EQ/GLOBAL BOND      SACHS MID CAP
                                                        INCOME*(C)(G)          PLUS*            VALUE*(C)(H)
                                                        ------------- ----------------------    ----------
                                                            2018         2018        2017          2018
                                                        ------------- ----------  ----------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..........................  $   46,504   $   38,130  $      956    $    3,586
 Net realized gain (loss)..............................      (1,366)     (15,239)    (12,174)       (2,341)
 Net change in unrealized appreciation (depreciation)
   of investments......................................    (127,703)     (62,960)    105,931      (156,126)
                                                         ----------   ----------  ----------    ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................     (82,565)     (40,069)     94,713      (154,881)
                                                         ----------   ----------  ----------    ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................     365,403      483,968     732,383        62,732
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   6,365,941       35,255      41,537     1,651,293
 Redemptions for contract benefits and terminations....     (10,683)     (38,881)    (55,341)      (26,986)
 Contract maintenance charges..........................    (109,406)    (200,987)   (190,848)      (31,878)
                                                         ----------   ----------  ----------    ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   6,611,255      279,355     527,731     1,655,161
                                                         ----------   ----------  ----------    ----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................          27           --          --            --
                                                         ----------   ----------  ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS..................   6,528,717      239,286     622,444     1,500,280
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............          --    2,549,379   1,926,935            --
                                                         ----------   ----------  ----------    ----------

NET ASSETS -- END OF YEAR OR PERIOD....................  $6,528,717   $2,788,665  $2,549,379    $1,500,280
                                                         ==========   ==========  ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(g)EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.
(h)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

                                    FSA-66

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        EQ/INTERMEDIATE          EQ/INTERNATIONAL            EQ/INVESCO
                                                       GOVERNMENT BOND*            EQUITY INDEX*              COMSTOCK*
                                                   ------------------------  ------------------------  ----------------------
                                                       2018         2017         2018         2017        2018        2017
                                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $    81,714  $    58,419  $   304,045  $   289,418  $   68,430  $   28,813
 Net realized gain (loss).........................      13,847       43,705       92,789      127,777     301,231     127,747
 Net change in unrealized appreciation
   (depreciation) of investments..................     (42,341)     (77,036)  (2,295,177)   1,648,489    (909,776)    450,511
                                                   -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................      53,220       25,088   (1,898,343)   2,065,684    (540,115)    607,071
                                                   -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     881,068      801,271    1,977,534    1,707,256     720,516     394,781
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (77,987)       9,843       83,863      367,810      83,618    (217,273)
 Redemptions for contract benefits and
   terminations...................................    (173,614)    (195,282)    (246,644)    (213,524)   (132,526)    (81,544)
 Contract maintenance charges.....................  (1,020,940)  (1,127,435)    (715,701)    (621,102)   (233,696)   (219,753)
                                                   -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (391,473)    (511,603)   1,099,052    1,240,440     437,912    (123,789)
                                                   -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (338,253)    (486,515)    (799,291)   3,306,124    (102,203)    483,282
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   6,720,290    7,206,805   11,660,709    8,354,585   3,977,879   3,494,597
                                                   -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 6,382,037  $ 6,720,290  $10,861,418  $11,660,709  $3,875,676  $3,977,879
                                                   ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         EQ/INVESCO    EQ/INVESCO
                                                         GLOBAL REAL  INTERNATIONAL    EQ/IVY
                                                        ESTATE*(C)(I) GROWTH*(C)(J) ENERGY*(C)(K)
                                                        ------------- ------------- -------------
                                                            2018          2018          2018
                                                        ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..........................  $   29,636    $    8,836    $     2,725
 Net realized gain (loss)..............................         208        (1,961)        (5,386)
 Net change in unrealized appreciation (depreciation)
   of investments......................................     (97,426)     (220,367)    (1,007,298)
                                                         ----------    ----------    -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................     (67,582)     (213,492)    (1,009,959)
                                                         ----------    ----------    -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................     273,626       245,661        174,279
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   5,131,420     4,198,422      3,090,208
 Redemptions for contract benefits and terminations....     (11,645)      (94,959)       (20,704)
 Contract maintenance charges..........................     (85,803)      (74,910)       (54,253)
                                                         ----------    ----------    -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   5,307,598     4,274,214      3,189,530
                                                         ----------    ----------    -----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................          --            15            158
                                                         ----------    ----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS..................   5,240,016     4,060,737      2,179,729
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............          --            --             --
                                                         ----------    ----------    -----------

NET ASSETS -- END OF YEAR OR PERIOD....................  $5,240,016    $4,060,737    $ 2,179,729
                                                         ==========    ==========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(i)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(j)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
(k)EQ/Ivy Energy replaced Ivy VIP Energy due to a substitution on October 22, 2018.

                                    FSA-68

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   EQ/IVY MID CAP EQ/IVY SCIENCE AND    EQ/JPMORGAN VALUE
                                                   GROWTH*(C)(L)  TECHNOLOGY*(C)(M)       OPPORTUNITIES*
                                                   -------------- ------------------ -----------------------
                                                        2018             2018            2018        2017
                                                   -------------- ------------------ -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).....................   $      552       $       --     $    68,949  $   39,741
 Net realized gain (loss).........................       (6,290)          (1,445)        737,033     635,062
 Net change in unrealized appreciation
   (depreciation) of investments..................     (526,444)        (685,454)     (1,832,506)    (24,602)
                                                     ----------       ----------     -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................     (532,182)        (686,899)     (1,026,524)    650,201
                                                     ----------       ----------     -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............      469,987          445,627       2,282,077   1,619,985
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    5,776,357        5,785,329        (140,747)  1,092,453
 Redemptions for contract benefits and
   terminations...................................       (8,717)         (10,733)        (24,957)    (32,362)
 Contract maintenance charges.....................      (87,595)        (105,542)       (503,064)   (294,393)
                                                     ----------       ----------     -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    6,150,032        6,114,681       1,613,309   2,385,683
                                                     ----------       ----------     -----------  ----------

 Net increase (decrease) in amount retained by
   MONY America in Variable Account MLOA K........           --              160              --          --
                                                     ----------       ----------     -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    5,617,850        5,427,942         586,785   3,035,884
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........           --               --       5,361,034   2,325,150
                                                     ----------       ----------     -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD...............   $5,617,850       $5,427,942     $ 5,947,819  $5,361,034
                                                     ==========       ==========     ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(l)EQ/Ivy Mid Cap Growth replaced Ivy VIP Mid Cap Growth due to a substitution on October 22, 2018.
(m)EQ/Ivy Science And Technology replaced Ivy VIP Science And Technology due to a substitution on October 22, 2018.

                                    FSA-69

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                          EQ/LAZARD
                                                                                                          EMERGING
                                                             EQ/LARGE CAP         EQ/LARGE CAP VALUE       MARKETS
                                                             GROWTH INDEX*              INDEX*          EQUITY*(C)(N)
                                                        ----------------------  ----------------------  -------------
                                                           2018        2017        2018        2017         2018
                                                        ----------  ----------  ----------  ----------  -------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   51,773  $   44,669  $  115,603  $   75,511   $   15,271
 Net realized gain (loss)..............................    679,402     377,637     317,453     196,710         (193)
 Net change in unrealized appreciation (depreciation)
   of investments......................................   (964,021)    889,997    (930,199)    190,462     (110,606)
                                                        ----------  ----------  ----------  ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   (232,846)  1,312,303    (497,143)    462,683      (95,528)
                                                        ----------  ----------  ----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  2,186,242   1,975,423   1,706,507   1,339,716      562,433
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   (288,001)   (104,993)    (35,445)    (24,017)   8,362,711
 Redemptions for contract benefits and terminations....   (196,461)    (99,841)    (72,116)    (59,364)     (22,290)
 Contract maintenance charges..........................   (548,041)   (436,020)   (356,684)   (272,334)    (142,508)
                                                        ----------  ----------  ----------  ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  1,153,739   1,334,569   1,242,262     984,001    8,760,346
                                                        ----------  ----------  ----------  ----------   ----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................         --          12          --          --           --
                                                        ----------  ----------  ----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS..................    920,893   2,646,884     745,119   1,446,684    8,664,818
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  6,440,624   3,793,740   4,433,729   2,987,045           --
                                                        ----------  ----------  ----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $7,361,517  $6,440,624  $5,178,848  $4,433,729   $8,664,818
                                                        ==========  ==========  ==========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(n)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.

                                    FSA-70

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    EQ/MFS        EQ/MFS
                                                          EQ/MFS INTERNATIONAL   INTERNATIONAL   UTILITIES
                                                                GROWTH*          VALUE*(C)(O)  SERIES*(C)(P)
                                                        -----------------------  ------------- -------------
                                                            2018        2017         2018          2018
                                                        -----------  ----------  ------------- -------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $    90,751  $   63,241   $        --    $    234
 Net realized gain (loss)..............................   1,051,444     382,195        (2,220)         65
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (2,092,568)  1,544,236      (639,090)     (1,738)
                                                        -----------  ----------   -----------    --------

 Net increase (decrease) in net assets resulting from
   operations..........................................    (950,373)  1,989,672      (641,310)     (1,439)
                                                        -----------  ----------   -----------    --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   1,896,898   1,225,969     1,064,720      41,666
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........     494,180     132,429    14,374,578      63,563
 Redemptions for contract benefits and terminations....    (134,369)   (121,676)      (58,496)    (60,209)
 Contract maintenance charges..........................    (592,708)   (478,329)     (244,807)       (516)
                                                        -----------  ----------   -----------    --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   1,664,001     758,393    15,135,995      44,504
                                                        -----------  ----------   -----------    --------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................          (6)         22           369          --
                                                        -----------  ----------   -----------    --------

NET INCREASE (DECREASE) IN NET ASSETS..................     713,622   2,748,087    14,495,054      43,065
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   8,689,147   5,941,060            --          --
                                                        -----------  ----------   -----------    --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $ 9,402,769  $8,689,147   $14,495,054    $ 43,065
                                                        ===========  ==========   ===========    ========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(o)EQ/MFS International Value replaced MFS(R) International Value Portfolio due to a substitution on October 22, 2018.
(p)EQ/MFS Utilities Series replaced MFS(R) Utilities Series due to a substitution on October 22, 2018.

                                    FSA-71

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                            EQ/PIMCO REAL
                                                           EQ/MID CAP INDEX*          EQ/MONEY MARKET*      RETURN*(C)(Q)
                                                        -----------------------  -------------------------  -------------
                                                            2018        2017         2018          2017         2018
                                                        -----------  ----------  ------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   108,986  $   75,353  $    116,165  $    37,166   $   24,531
 Net realized gain (loss)..............................   1,036,591     907,363           129          263        8,574
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (2,320,207)    109,565           298           17      (17,832)
                                                        -----------  ----------  ------------  -----------   ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................  (1,174,630)  1,092,281       116,592       37,446       15,273
                                                        -----------  ----------  ------------  -----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   2,183,712   2,073,806    13,334,997   14,793,434      223,202
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    (135,925)     (3,676)  (11,790,482)  (9,818,987)   5,176,534
 Redemptions for contract benefits and terminations....    (209,642)   (203,734)   (1,939,485)  (2,851,200)      (7,889)
 Contract maintenance charges..........................    (676,003)   (555,911)   (1,093,013)  (1,075,295)     (92,037)
                                                        -----------  ----------  ------------  -----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   1,162,142   1,310,485    (1,487,983)   1,047,952    5,299,810
                                                        -----------  ----------  ------------  -----------   ----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................          --           6           529           --           --
                                                        -----------  ----------  ------------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS..................     (12,488)  2,402,772    (1,370,862)   1,085,398    5,315,083
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   8,761,063   6,358,291    11,050,677    9,965,279           --
                                                        -----------  ----------  ------------  -----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $ 8,748,575  $8,761,063  $  9,679,815  $11,050,677   $5,315,083
                                                        ===========  ==========  ============  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(q)EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.

                                    FSA-72

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                          EQ/PIMCO
                                                            TOTAL         EQ/PIMCO ULTRA          EQ/QUALITY BOND
                                                        RETURN*(C)(R)       SHORT BOND*                PLUS*
                                                        ------------- ----------------------  ----------------------
                                                            2018         2018        2017        2018        2017
                                                        ------------- ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..........................  $    78,224  $  100,665  $   60,730  $   44,651  $   28,008
 Net realized gain (loss)..............................       39,950       2,040         700     (19,117)     (5,984)
 Net change in unrealized appreciation (depreciation)
   of investments......................................       70,152     (56,047)     26,758     (18,956)      6,716
                                                         -----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................      188,326      46,658      88,188       6,578      28,740
                                                         -----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................      632,607     705,439     592,198     496,846     465,501
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   10,976,691      40,647       8,946      44,461      83,661
 Redemptions for contract benefits and terminations....       (6,741)   (135,047)    (96,382)    (47,575)    (59,526)
 Contract maintenance charges..........................     (215,641)   (407,193)   (395,419)   (247,825)   (204,217)
                                                         -----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   11,386,916     203,846     109,343     245,907     285,419
                                                         -----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................   11,575,242     250,504     197,531     252,485     314,159
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............           --   4,836,608   4,639,077   2,344,547   2,030,388
                                                         -----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD....................  $11,575,242  $5,087,112  $4,836,608  $2,597,032  $2,344,547
                                                         ===========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(r)EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.

                                    FSA-73

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       EQ/SMALL COMPANY         EQ/T. ROWE PRICE          EQ/UBS GROWTH &
                                                            INDEX*                GROWTH STOCK*               INCOME*
                                                   -----------------------  ------------------------  ----------------------
                                                       2018        2017         2018         2017        2018        2017
                                                   -----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $   104,107  $   97,562  $        --  $        --  $    7,318  $    4,818
 Net realized gain (loss).........................   1,069,099     932,149    1,847,892    1,807,996     280,616     154,292
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,378,430)    142,257   (2,303,630)   1,372,904    (572,141)    125,243
                                                   -----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,205,224)  1,171,968     (455,738)   3,180,900    (284,207)    284,353
                                                   -----------  ----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,705,153   1,804,352    3,607,219    2,487,092     427,603     407,873
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (133,704)     36,944      292,223     (359,931)    (51,066)    109,557
 Redemptions for contract benefits and
   terminations...................................    (249,569)   (358,284)    (322,467)    (169,472)    (16,912)    (43,802)
 Contract maintenance charges.....................    (606,323)   (497,144)  (1,074,951)    (760,086)   (156,232)   (117,865)
                                                   -----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     715,557     985,868    2,502,024    1,197,603     203,393     355,763
                                                   -----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by
   MONY America in Variable Account MLOA K........          --          --           --          945          --          --
                                                   -----------  ----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (489,667)  2,157,836    2,046,286    4,379,448     (80,814)    640,116
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   9,748,843   7,591,007   13,728,916    9,349,468   1,861,908   1,221,792
                                                   -----------  ----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 9,259,176  $9,748,843  $15,775,202  $13,728,916  $1,781,094  $1,861,908
                                                   ===========  ==========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        FIDELITY(R) VIP ASSET FIDELITY(R) VIP GROWTH & FIDELITY(R) VIP MID CAP
                                                        MANAGER PORTFOLIO        INCOME PORTFOLIO             PORTFOLIO
                                                        --------------------  ----------------------   -----------------------
                                                          2018       2017        2018         2017         2018        2017
                                                         -------     ------   ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   122     $  160    $    5,643   $   26,348  $    18,332  $   16,299
 Net realized gain (loss)..............................     (93)       914       248,774      166,932      372,196     143,953
 Net change in unrealized appreciation (depreciation)
   of investments......................................    (452)        27      (474,222)     132,484   (1,080,577)    423,613
                                                         -------     ------   ----------   ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................    (423)     1,101      (219,805)     325,764     (690,049)    583,865
                                                         -------     ------   ----------   ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   3,683        129       481,626      604,514    1,233,851     968,141
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........     218        338       (73,597)    (116,128)      (9,111)    234,618
 Redemptions for contract benefits and terminations....  (5,419)        --      (195,850)    (102,957)     (91,505)    (50,543)
 Contract maintenance charges..........................    (341)      (422)     (193,654)    (152,683)    (339,692)   (257,917)
                                                         -------     ------   ----------   ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  (1,859)        45        18,525      232,746      793,543     894,299
                                                         -------     ------   ----------   ----------  -----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................      --         --            --           --           --         (12)
                                                         -------     ------   ----------   ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................  (2,282)     1,146      (201,280)     558,510      103,494   1,478,152
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   8,886      7,740     2,409,098    1,850,588    3,923,756   2,445,604
                                                         -------     ------   ----------   ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $ 6,604     $8,886    $2,207,818   $2,409,098  $ 4,027,250  $3,923,756
                                                         =======     ======   ==========   ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-75

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        FRANKLIN INCOME VIP    FRANKLIN MUTUAL      FRANKLIN SMALL CAP
                                                                FUND           SHARES VIP FUND        VALUE VIP FUND
                                                        -------------------  -------------------  ----------------------
                                                           2018      2017       2018      2017       2018        2017
                                                        ---------  --------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $  16,205  $ 15,054  $  15,985  $ 11,063  $   10,846  $    4,251
 Net realized gain (loss)..............................     9,433     4,818     25,947    25,780     166,263      42,829
 Net change in unrealized appreciation (depreciation)
   of investments......................................   (38,727)   14,884   (102,349)      381    (357,627)     49,592
                                                        ---------  --------  ---------  --------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   (13,089)   34,756    (60,417)   37,224    (180,518)     96,672
                                                        ---------  --------  ---------  --------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    94,448    22,946    157,883   163,865     431,009     452,679
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   (13,964)   (6,728)   (22,474)   78,902     (19,996)    (92,396)
 Redemptions for contract benefits and terminations....  (140,933)  (57,964)    (9,149)   (3,357)    (18,285)    (23,288)
 Contract maintenance charges..........................   (11,459)  (15,031)   (58,098)  (39,294)   (100,650)    (86,754)
                                                        ---------  --------  ---------  --------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   (71,908)  (56,777)    68,162   200,116     292,078     250,241
                                                        ---------  --------  ---------  --------  ----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................        --        --         --         3          --           2
                                                        ---------  --------  ---------  --------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................   (84,997)  (22,021)     7,745   237,343     111,560     346,915
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   370,840   392,861    606,247   368,904   1,082,181     735,266
                                                        ---------  --------  ---------  --------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $ 285,843  $370,840  $ 613,992  $606,247  $1,193,741  $1,082,181
                                                        =========  ========  =========  ========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-76

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                              INVESCO V.I
                                                         DIVERSIFIED DIVIDEND   INVESCO V.I. GLOBAL INVESCO V.I. HEALTH
                                                                 FUND           CORE EQUITY FUND        CARE FUND
                                                        ----------------------  ------------------  -----------------
                                                           2018        2017      2018      2017       2018       2017
                                                        ----------  ----------   ------    ------   --------   -------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   61,223  $   42,221  $   21    $   25    $     --   $   245
 Net realized gain (loss)..............................    125,046     301,012      99        71       2,955     5,324
 Net change in unrealized appreciation (depreciation)
   of investments......................................   (379,438)   (119,364)   (408)      357        (575)    4,443
                                                        ----------  ----------   ------    ------   --------   -------

 Net increase (decrease) in net assets resulting from
   operations..........................................   (193,169)    223,869    (288)      453       2,380    10,012
                                                        ----------  ----------   ------    ------   --------   -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................     37,521      37,531      23        21      50,686     6,109
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........        (22)   (391,895)    (25)      (23)     (2,589)   (1,813)
 Redemptions for contract benefits and terminations....         --      (9,344)     --        --     (70,168)   (8,612)
 Contract maintenance charges..........................    (92,541)    (95,929)   (384)     (370)     (4,404)   (5,421)
                                                        ----------  ----------   ------    ------   --------   -------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    (55,042)   (459,637)   (386)     (372)    (26,475)   (9,737)
                                                        ----------  ----------   ------    ------   --------   -------

NET INCREASE (DECREASE) IN NET ASSETS..................   (248,211)   (235,768)   (674)       81     (24,095)      275
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  2,622,791   2,858,559   2,236     2,155      68,308    68,033
                                                        ----------  ----------   ------    ------   --------   -------

NET ASSETS -- END OF YEAR OR PERIOD.................... $2,374,580  $2,622,791  $1,562    $2,236    $ 44,213   $68,308
                                                        ==========  ==========   ======    ======   ========   =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-77

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         INVESCO V.I. MID CAP    INVESCO V.I. SMALL     INVESCO V.I.
                                                           CORE EQUITY FUND       CAP EQUITY FUND     TECHNOLOGY FUND
                                                        ----------------------  -------------------  -----------------
                                                           2018        2017        2018      2017      2018      2017
                                                        ----------  ----------  ---------  --------  --------  -------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $    1,138  $    2,079  $      --  $     --  $     --  $    --
 Net realized gain (loss)..............................    144,147      16,924     52,713    29,249    13,911    4,795
 Net change in unrealized appreciation (depreciation)
   of investments......................................   (267,385)     72,063   (201,616)   62,276   (12,471)  10,571
                                                        ----------  ----------  ---------  --------  --------  -------

 Net increase (decrease) in net assets resulting from
   operations..........................................   (122,100)     91,066   (148,903)   91,525     1,440   15,366
                                                        ----------  ----------  ---------  --------  --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    185,473     483,276    268,168   164,740    52,861    6,113
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    (83,506)    (30,090)   (16,662)   28,229    (2,837)  (1,809)
 Redemptions for contract benefits and terminations....    (20,021)    (17,972)   (21,092)   (2,941)  (73,553)      --
 Contract maintenance charges..........................    (54,998)    (40,601)   (63,947)  (50,821)   (4,348)  (4,924)
                                                        ----------  ----------  ---------  --------  --------  -------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................     26,948     394,613    166,467   139,207   (27,877)    (620)
                                                        ----------  ----------  ---------  --------  --------  -------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................         --           4         --        --        --       --
                                                        ----------  ----------  ---------  --------  --------  -------

NET INCREASE (DECREASE) IN NET ASSETS..................    (95,152)    485,683     17,564   230,732   (26,437)  14,746
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  1,008,789     523,106    814,982   584,250    59,343   44,597
                                                        ----------  ----------  ---------  --------  --------  -------

NET ASSETS -- END OF YEAR OR PERIOD.................... $  913,637  $1,008,789  $ 832,546  $814,982  $ 32,906  $59,343
                                                        ==========  ==========  =========  ========  ========  =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-78

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                          JANUS HENDERSON
                                                                                   IVY VIP SMALL CAP        ENTERPRISE
                                                          IVY VIP HIGH INCOME           GROWTH               PORTFOLIO
                                                        ----------------------  ----------------------  ------------------
                                                           2018        2017        2018        2017       2018      2017
                                                        ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $  394,234  $  233,846  $    7,875  $       --  $  1,328  $  1,183
 Net realized gain (loss)..............................    (23,130)    (34,813)    736,225     (24,270)   47,705    66,661
 Net change in unrealized appreciation (depreciation)
   of investments......................................   (559,780)     76,571    (867,044)    352,762   (50,170)   47,072
                                                        ----------  ----------  ----------  ----------  --------  --------

 Net increase (decrease) in net assets resulting from
   operations..........................................   (188,676)    275,604    (122,944)    328,492    (1,137)  114,916
                                                        ----------  ----------  ----------  ----------  --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  2,473,776   1,783,301     516,509     486,014     1,709     5,543
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    177,424     264,574      90,441    (176,123)   41,339    39,433
 Redemptions for contract benefits and terminations....    (61,112)    (45,453)    (72,766)    (31,086)  (36,398)  (64,185)
 Contract maintenance charges..........................   (585,002)   (436,427)   (166,707)   (122,737)  (13,563)  (12,629)
                                                        ----------  ----------  ----------  ----------  --------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  2,005,086   1,565,995     367,477     156,068    (6,913)  (31,838)
                                                        ----------  ----------  ----------  ----------  --------  --------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................         --          --         (38)          8        --        --
                                                        ----------  ----------  ----------  ----------  --------  --------

NET INCREASE (DECREASE) IN NET ASSETS..................  1,816,410   1,841,599     244,495     484,568    (8,050)   83,078
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  5,471,036   3,629,437   1,841,485   1,356,917   515,896   432,818
                                                        ----------  ----------  ----------  ----------  --------  --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $7,287,446  $5,471,036  $2,085,980  $1,841,485  $507,846  $515,896
                                                        ==========  ==========  ==========  ==========  ========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-79

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                             JANUS HENDERSON
                                                       JANUS HENDERSON       GLOBAL RESEARCH     JANUS HENDERSON MID
                                                       FORTY PORTFOLIO          PORTFOLIO        CAP VALUE PORTFOLIO
                                                   ----------------------  ------------------  -----------------------
                                                      2018        2017       2018      2017       2018         2017
                                                   ----------  ----------  -------  ---------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $       --  $       --  $   251  $   3,341  $   20,165  $    20,901
 Net realized gain (loss).........................    276,953     261,105       24    169,202     185,223      268,102
 Net change in unrealized appreciation
   (depreciation) of investments..................   (223,626)    273,150   (1,738)   (80,668)   (515,529)     108,682
                                                   ----------  ----------  -------  ---------  ----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................     53,327     534,255   (1,463)    91,875    (310,141)     397,685
                                                   ----------  ----------  -------  ---------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............          9           7       --     42,249      31,665      109,897
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (1,466)    (10,116)      --        232         (13)     483,961
 Redemptions for contract benefits and
   terminations...................................   (372,806)   (620,673)      --   (396,140)     (1,173)  (1,114,375)
 Contract maintenance charges.....................    (43,000)    (41,170)    (233)   (75,294)    (81,156)    (244,261)
                                                   ----------  ----------  -------  ---------  ----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (417,263)   (671,952)    (233)  (428,953)    (50,677)    (764,778)
                                                   ----------  ----------  -------  ---------  ----------  -----------

 Net increase (decrease) in amount retained by
   MONY America in Variable Account MLOA K........         --          11       --         --          --           --
                                                   ----------  ----------  -------  ---------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   (363,936)   (137,686)  (1,696)  (337,078)   (360,818)    (367,093)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  1,807,219   1,944,905   21,620    358,698   2,316,291    2,683,384
                                                   ----------  ----------  -------  ---------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $1,443,283  $1,807,219  $19,924  $  21,620  $1,955,473  $ 2,316,291
                                                   ==========  ==========  =======  =========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-80

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                           MFS(R) MASSACHUSETTS
                                                     JANUS HENDERSON    MFS(R) INVESTORS     INVESTORS GROWTH
                                                   OVERSEAS PORTFOLIO     TRUST SERIES       STOCK PORTFOLIO
                                                   ------------------  ------------------  -------------------
                                                     2018      2017      2018      2017       2018      2017
                                                   --------  --------  --------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $  3,046  $  2,729  $  2,424  $  2,174  $   3,141  $  1,999
 Net realized gain (loss).........................      (91)     (584)   29,921    17,184     83,646    27,271
 Net change in unrealized appreciation
   (depreciation) of investments..................  (28,873)   40,071   (63,450)   56,088    (93,392)   80,980
                                                   --------  --------  --------  --------  ---------  --------

 Net increase (decrease) in net assets resulting
   from operations................................  (25,918)   42,216   (31,105)   75,446     (6,605)  110,250
                                                   --------  --------  --------  --------  ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............      678     1,233   122,217   134,943    451,563   275,423
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (1,052)   17,086    11,191    (1,397)  (132,248)      624
 Redemptions for contract benefits and
   terminations...................................   (2,342)       --   (18,858)      (35)   (14,577)   (3,391)
 Contract maintenance charges.....................   (4,837)   (4,909)  (48,432)  (35,888)   (72,178)  (47,909)
                                                   --------  --------  --------  --------  ---------  --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (7,553)   13,410    66,118    97,623    232,560   224,747
                                                   --------  --------  --------  --------  ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS.............  (33,471)   55,626    35,013   173,069    225,955   334,997
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  181,773   126,147   460,478   287,409    650,343   315,346
                                                   --------  --------  --------  --------  ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD............... $148,302  $181,773  $495,491  $460,478  $ 876,298  $650,343
                                                   ========  ========  ========  ========  =========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-81

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     MORGAN STANLEY
                                                   VARIABLE INSURANCE
                                                   FUND INC. EMERGING
                                                      MARKETS DEBT          MULTIMANAGER           MULTIMANAGER CORE
                                                        PORTFOLIO        AGGRESSIVE EQUITY*              BOND*
                                                   ------------------  ----------------------  ------------------------
                                                     2018      2017       2018        2017         2018         2017
                                                   --------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $  5,635  $  6,413  $    5,910  $    5,292  $   366,560  $   277,519
 Net realized gain (loss).........................     (610)    1,120     650,429     551,194      (44,845)     (25,677)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (12,537)    4,579    (691,003)    327,261     (376,058)     137,582
                                                   --------  --------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   (7,512)   12,112     (34,664)    883,747      (54,343)     389,424
                                                   --------  --------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    2,876     5,717     839,311     604,510      877,036      768,512
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (103)     (364)     (4,655)   (913,656)      54,923      447,961
 Redemptions for contract benefits and
   terminations...................................  (18,109)  (40,666)   (172,831)   (120,578)    (112,718)     (49,902)
 Contract maintenance charges.....................   (1,195)   (1,672)   (287,397)   (242,442)    (706,849)    (690,122)
                                                   --------  --------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  (16,531)  (36,985)    374,428    (672,166)     112,392      476,449
                                                   --------  --------  ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (24,043)  (24,873)    339,764     211,581       58,049      865,873
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  121,166   146,039   3,690,347   3,478,766   13,706,657   12,840,784
                                                   --------  --------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 97,123  $121,166  $4,030,111  $3,690,347  $13,764,706  $13,706,657
                                                   ========  ========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                    MULTIMANAGER MID CAP      MULTIMANAGER MID           MULTIMANAGER
                                                           GROWTH*               CAP VALUE*              TECHNOLOGY*
                                                   ----------------------  ----------------------  -----------------------
                                                      2018        2017        2018        2017         2018        2017
                                                   ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $       --  $       --  $   16,070  $   15,164  $    16,184  $      276
 Net realized gain (loss).........................    300,278     149,066     231,041      86,006    1,519,570     800,610
 Net change in unrealized appreciation
   (depreciation) of investments..................   (421,633)    193,335    (510,146)     70,928   (1,511,403)  1,253,106
                                                   ----------  ----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................   (121,355)    342,401    (263,035)    172,098       24,351   2,053,992
                                                   ----------  ----------  ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    353,318     246,217     233,461     248,768    2,198,902   1,270,332
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     40,857      37,676     (50,449)   (112,856)     352,885      24,112
 Redemptions for contract benefits and
   terminations...................................    (36,539)    (43,129)    (19,549)    (38,164)    (287,846)   (100,835)
 Contract maintenance charges.....................   (133,530)   (114,510)   (145,800)   (146,211)    (606,710)   (461,009)
                                                   ----------  ----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    224,106     126,254      17,663     (48,463)   1,657,231     732,600
                                                   ----------  ----------  ----------  ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............    102,751     468,655    (245,372)    123,635    1,681,582   2,786,592
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  1,715,182   1,246,527   2,056,442   1,932,807    7,819,497   5,032,905
                                                   ----------  ----------  ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $1,817,933  $1,715,182  $1,811,070  $2,056,442  $ 9,501,079  $7,819,497
                                                   ==========  ==========  ==========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                            PIMCO
                                                      COMMODITYREALRETU
                                                       RN(R) STRATEGY       T. ROWE PRICE EQUITY       TARGET 2025
                                                          PORTFOLIO           INCOME PORTFOLIO         ALLOCATION*
                                                   ----------------------  ----------------------  ------------------
                                                      2018        2017        2018        2017       2018      2017
                                                   ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $   40,627  $  162,428  $   35,554  $   20,127  $  3,875  $  2,497
 Net realized gain (loss).........................    (89,916)    (94,720)    205,892     184,431    13,896     1,588
 Net change in unrealized appreciation
   (depreciation) of investments..................   (269,352)    (18,069)   (450,903)    (14,654)  (31,572)   16,775
                                                   ----------  ----------  ----------  ----------  --------  --------

 Net increase (decrease) in net assets resulting
   from operations................................   (318,641)     49,639    (209,457)    189,904   (13,801)   20,860
                                                   ----------  ----------  ----------  ----------  --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    675,168     736,748     753,959     411,878    75,306    60,715
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     (9,564)     13,579     124,561       2,293    47,112      (671)
 Redemptions for contract benefits and
   terminations...................................    (40,125)    (15,966)    (41,689)     (4,564)       --        --
 Contract maintenance charges.....................   (174,492)   (144,753)   (159,125)   (117,624)  (72,051)  (25,012)
                                                   ----------  ----------  ----------  ----------  --------  --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    450,987     589,608     677,706     291,983    50,367    35,032
                                                   ----------  ----------  ----------  ----------  --------  --------

 Net increase (decrease) in amount retained by
   MONY America in Variable Account MLOA K........         --          --          (9)          9        --        --
                                                   ----------  ----------  ----------  ----------  --------  --------

NET INCREASE (DECREASE) IN NET ASSETS.............    132,346     639,247     468,240     481,896    36,566    55,892
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  1,831,831   1,192,584   1,486,975   1,005,079   184,341   128,449
                                                   ----------  ----------  ----------  ----------  --------  --------

NET ASSETS -- END OF YEAR OR PERIOD............... $1,964,177  $1,831,831  $1,955,215  $1,486,975  $220,907  $184,341
                                                   ==========  ==========  ==========  ==========  ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       TARGET 2035         TARGET 2045           TARGET 2055
                                                       ALLOCATION*         ALLOCATION*           ALLOCATION*
                                                   ------------------  -------------------  --------------------
                                                     2018      2017       2018      2017       2018       2017
                                                   --------  --------  ---------  --------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $  8,886  $  3,072  $  13,244  $  7,206  $   15,457  $  3,486
 Net realized gain (loss).........................   21,813     1,697     19,851     3,356      11,327     1,413
 Net change in unrealized appreciation
   (depreciation) of investments..................  (76,291)   16,892   (107,932)   43,546    (130,779)   21,294
                                                   --------  --------  ---------  --------  ----------  --------

 Net increase (decrease) in net assets resulting
   from operations................................  (45,592)   21,661    (74,837)   54,108    (103,995)   26,193
                                                   --------  --------  ---------  --------  ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  287,193   178,200    329,362   475,647     613,863   236,145
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  123,285    49,199    109,985     8,245     313,132    16,399
 Redemptions for contract benefits and
   terminations...................................   (7,004)       --    (12,082)   (2,291)         (7)      (36)
 Contract maintenance charges.....................  (71,959)  (35,263)   (80,972)  (40,676)   (106,824)  (34,555)
                                                   --------  --------  ---------  --------  ----------  --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  331,515   192,136    346,293   440,925     820,164   217,953
                                                   --------  --------  ---------  --------  ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS.............  285,923   213,797    271,456   495,033     716,169   244,146
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  259,973    46,176    546,111    51,078     284,173    40,027
                                                   --------  --------  ---------  --------  ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD............... $545,896  $259,973  $ 817,567  $546,111  $1,000,342  $284,173
                                                   ========  ========  =========  ========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                    TEMPLETON DEVELOPING      TEMPLETON GLOBAL       TEMPLETON GROWTH
                                                      MARKETS VIP FUND          BOND VIP FUND            VIP FUND
                                                   ----------------------  ----------------------  -------------------
                                                      2018        2017        2018        2017        2018      2017
                                                   ----------  ----------  ----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $   17,233  $   14,381  $       --  $       --  $  12,975  $  8,513
 Net realized gain (loss).........................     63,596      15,708     (28,597)     (4,353)    60,178     6,890
 Net change in unrealized appreciation
   (depreciation) of investments..................   (434,111)    460,220     162,405      97,425   (178,761)   74,787
                                                   ----------  ----------  ----------  ----------  ---------  --------

 Net increase (decrease) in net assets resulting
   from operations................................   (353,282)    490,309     133,808      93,072   (105,608)   90,190
                                                   ----------  ----------  ----------  ----------  ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    564,733     655,243   1,874,507   1,620,517    174,062   131,450
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (52,411)    (41,516)     25,159     (80,228)    (4,695)   (9,792)
 Redemptions for contract benefits and
   terminations...................................    (47,527)    (22,005)   (120,183)    (92,044)   (14,216)   (9,658)
 Contract maintenance charges.....................   (145,679)   (104,810)   (670,493)   (557,690)   (54,519)  (39,520)
                                                   ----------  ----------  ----------  ----------  ---------  --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    319,116     486,912   1,108,990     890,555    100,632    72,480
                                                   ----------  ----------  ----------  ----------  ---------  --------

 Net increase (decrease) in amount retained by
   MONY America in Variable Account MLOA K........         --          --         (73)         --         --        --
                                                   ----------  ----------  ----------  ----------  ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS.............    (34,166)    977,221   1,242,725     983,627     (4,976)  162,670
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  2,081,511   1,104,290   6,302,871   5,319,244    626,426   463,756
                                                   ----------  ----------  ----------  ----------  ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD............... $2,047,345  $2,081,511  $7,545,596  $6,302,871  $ 621,450  $626,426
                                                   ==========  ==========  ==========  ==========  =========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-86

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                        VANECK VIP
                                                                                                      UNCONSTRAINED
                                                     VANECK VIP EMERGING      VANECK VIP GLOBAL      EMERGING MARKETS
                                                        MARKETS FUND          HARD ASSETS FUND          BOND FUND
                                                   ----------------------  ----------------------  -------------------
                                                      2018        2017        2018        2017        2018      2017
                                                   ----------  ----------  ----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $    5,069  $    6,113  $       --  $       --  $  64,197  $ 16,783
 Net realized gain (loss).........................     55,320      53,248     (73,028)   (130,487)   (44,150)  (25,021)
 Net change in unrealized appreciation
   (depreciation) of investments..................   (499,953)    562,339    (824,988)     71,388    (72,458)   96,774
                                                   ----------  ----------  ----------  ----------  ---------  --------

 Net increase (decrease) in net assets resulting
   from operations................................   (439,564)    621,700    (898,016)    (59,099)   (52,411)   88,536
                                                   ----------  ----------  ----------  ----------  ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     27,580      27,220     601,604     521,003     45,919    20,866
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      1,015     201,738      12,331    (222,862)    (1,728)  142,651
 Redemptions for contract benefits and
   terminations...................................    (27,749)    (38,202)    (91,102)    (19,363)   (62,049)  (33,964)
 Contract maintenance charges.....................    (62,271)    (55,840)   (228,642)   (198,623)   (31,632)  (30,242)
                                                   ----------  ----------  ----------  ----------  ---------  --------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (61,425)    134,916     294,191      80,155    (49,490)   99,311
                                                   ----------  ----------  ----------  ----------  ---------  --------

 Net increase (decrease) in amount retained by
   MONY America in Variable Account MLOA K........         --          --         (17)         --         --        --
                                                   ----------  ----------  ----------  ----------  ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS.............   (500,989)    756,616    (603,842)     21,056   (101,901)  187,847
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  1,937,606   1,180,990   2,975,630   2,954,574    892,570   704,723
                                                   ----------  ----------  ----------  ----------  ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD............... $1,436,617  $1,937,606  $2,371,788  $2,975,630  $ 790,669  $892,570
                                                   ==========  ==========  ==========  ==========  =========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-87

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


The change in units outstanding for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                               2018                       2017
                                                    -------------------------  -------------------------
                                                                       NET                        NET
                                                    UNITS   UNITS    INCREASE  UNITS   UNITS    INCREASE
                                      SHARE CLASS** ISSUED REDEEMED (DECREASE) ISSUED REDEEMED (DECREASE)
                                    --------------- ------ -------- ---------- ------ -------- ----------
1290 VT Convertible Securities.....     CLASS B     1,605     (233)    1,372    1,812     (78)    1,734

1290 VT Doubleline Dynamic
 Allocation........................     CLASS B     11,071  (3,872)    7,199   15,539  (2,555)   12,984

1290 VT DoubleLine Opportunistic
 Bond..............................     CLASS B      2,439    (228)    2,211      925     (26)      899

1290 VT Equity Income..............     CLASS A      1,368 (22,378)  (21,010)   1,839 (42,603)  (40,764)

1290 VT Equity Income..............     CLASS B      1,147    (869)      278    1,872  (1,163)      709

1290 VT GAMCO Mergers &
 Acquisitions......................     CLASS B      3,223  (1,502)    1,721    1,491    (350)    1,141

1290 VT GAMCO Small Company Value..     CLASS B     15,212  (5,276)    9,936   12,602  (7,691)    4,911

1290 VT SmartBeta Equity...........     CLASS B      1,451     (84)    1,367      321     (33)      288

1290 VT Socially Responsible.......     CLASS A         --      (3)       (3)      --      (3)       (3)
1290 VT Socially Responsible.......     CLASS B      1,142    (153)      989    1,543  (1,511)       32

All Asset Growth-Alt 20............     CLASS B     10,865  (4,239)    6,626   24,334  (3,786)   20,548

American Funds Insurance Series(R)
 Global Small Capitalization
 Fund/SM/..........................     CLASS 4      5,671    (844)    4,827    4,222    (604)    3,618

American Funds Insurance Series(R)
 New World Fund(R).................     CLASS 4      8,858    (638)    8,220    4,719    (865)    3,854

AXA 400 Managed Volatility.........     CLASS B        734  (1,366)     (632)   2,282    (780)    1,502

AXA 500 Managed Volatility.........     CLASS B      4,404  (1,868)    2,536    6,065    (822)    5,243

AXA 2000 Managed Volatility........     CLASS B      1,825    (367)    1,458    1,801    (343)    1,458

AXA Aggressive Allocation..........     CLASS B      3,654  (6,729)   (3,075)   5,729 (10,359)   (4,630)

AXA Balanced Strategy..............     CLASS B     23,524 (16,647)    6,877   23,041  (8,847)   14,194

AXA Conservative Allocation........     CLASS A      2,695    (434)    2,261    6,430    (290)    6,140
AXA Conservative Allocation........     CLASS B     13,555 (11,800)    1,755    1,621  (4,517)   (2,896)

AXA Conservative Growth Strategy...     CLASS B     11,248  (4,804)    6,444    9,686  (2,271)    7,415

AXA Conservative Strategy..........     CLASS B      2,372  (1,900)      472    1,903  (1,989)      (86)

AXA Conservative-Plus Allocation...     CLASS A         43  (1,412)   (1,369)     254  (3,299)   (3,045)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-88

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                     2018                       2017
                                                          -------------------------  -------------------------
                                                                             NET                        NET
                                                          UNITS   UNITS    INCREASE  UNITS   UNITS    INCREASE
                                            SHARE CLASS** ISSUED REDEEMED (DECREASE) ISSUED REDEEMED (DECREASE)
                                          --------------- ------ -------- ---------- ------ -------- ----------
AXA Conservative-Plus Allocation.........     CLASS B      1,562  (2,292)     (730)   2,102  (4,886)   (2,784)

AXA Global Equity Managed Volatility.....     CLASS B      1,085  (1,111)      (26)   1,197  (1,507)     (310)

AXA Growth Strategy......................     CLASS B     45,879  (9,110)   36,769   33,639  (6,125)   27,514

AXA International Core Managed Volatility     CLASS B      1,591  (1,092)      499    1,825  (2,232)     (407)

AXA International Managed Volatility.....     CLASS B      2,586    (436)    2,150    3,063    (226)    2,837

AXA International Value Managed
 Volatility..............................     CLASS A      3,938 (14,445)  (10,507)     699 (17,045)  (16,346)
AXA International Value Managed
 Volatility..............................     CLASS B      2,453  (1,689)      764    2,603  (1,154)    1,449

AXA Large Cap Core Managed Volatility....     CLASS B        650    (563)       87      588    (542)       46

AXA Large Cap Growth Managed Volatility..     CLASS A         33    (514)     (481)      35    (551)     (516)
AXA Large Cap Growth Managed Volatility..     CLASS B      1,131  (1,108)       23    1,157  (1,119)       38

AXA Large Cap Value Managed Volatility...     CLASS A         55     (61)       (6)      59     (22)       37
AXA Large Cap Value Managed Volatility...     CLASS B      2,134  (1,302)      832    1,550  (2,193)     (643)

AXA Mid Cap Value Managed Volatility.....     CLASS A        292    (609)     (317)     309    (632)     (323)
AXA Mid Cap Value Managed Volatility.....     CLASS B        916    (628)      288    1,146    (751)      395

AXA Moderate Allocation..................     CLASS A         45     (35)       10       49     (36)       13
AXA Moderate Allocation..................     CLASS B      5,950 (21,415)  (15,465)   8,866 (10,953)   (2,087)

AXA Moderate Growth Strategy.............     CLASS B     61,040 (15,762)   45,278   58,865  (9,099)   49,766

AXA Moderate-Plus Allocation.............     CLASS A      2,802  (4,354)   (1,552)     428    (531)     (103)
AXA Moderate-Plus Allocation.............     CLASS B      7,420 (22,204)  (14,784)  10,610 (21,633)  (11,023)

AXA/AB Small Cap Growth..................     CLASS A          8     (15)       (7)       8     (15)       (7)
AXA/AB Small Cap Growth..................     CLASS B      2,789    (861)    1,928    1,925  (1,064)      861

AXA/Clearbridge Large Cap Growth.........     CLASS B      2,291  (1,922)      369    1,886  (2,368)     (482)

AXA/Janus Enterprise.....................     CLASS A        942  (6,974)   (6,032)  26,094 (10,723)   15,371
AXA/Janus Enterprise.....................     CLASS B      1,405  (1,373)       32    2,125  (2,934)     (809)

AXA/Loomis Sayles Growth.................     CLASS B     11,242  (8,803)    2,439    6,181  (4,613)    1,568

Charter/SM/ Multi-Sector Bond............     CLASS B      3,911  (1,673)    2,238    2,632  (1,043)    1,589

Charter/SM/ Small Cap Growth.............     CLASS B      1,381    (821)      560    4,731 (40,379)  (35,648)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                    2018                        2017
                                                         --------------------------  --------------------------
                                                                             NET                         NET
                                                         UNITS    UNITS    INCREASE  UNITS   UNITS     INCREASE
                                           SHARE CLASS** ISSUED  REDEEMED (DECREASE) ISSUED REDEEMED  (DECREASE)
                                         --------------- ------- -------- ---------- ------ --------  ----------

Charter/SM/ Small Cap Value.............    CLASS B          304    (194)      110      274     (416)      (142)

Dreyfus Stock Index Fund, Inc........... INITIAL SHARES    4,267 (56,136)  (51,869)   5,149 (140,280)  (135,131)

EQ/American Century Mid Cap Value.......    CLASS B       35,182    (357)   34,825       --       --         --

EQ/BlackRock Basic Value Equity.........    CLASS B        3,163  (1,700)    1,463    4,189   (1,210)     2,979

EQ/Capital Guardian Research............    CLASS A        2,225  (3,396)   (1,171)     278     (336)       (58)
EQ/Capital Guardian Research............    CLASS B        1,131    (355)      776    1,270     (320)       950

EQ/Common Stock Index...................    CLASS A          179    (312)     (133)      68     (127)       (59)
EQ/Common Stock Index...................    CLASS B       44,098  (8,103)   35,995   31,410   (5,329)    26,081

EQ/Core Bond Index......................    CLASS A        5,530 (64,092)  (58,562)  84,368 (110,016)   (25,648)
EQ/Core Bond Index......................    CLASS B       10,774  (2,073)    8,701   10,850   (1,622)     9,228

EQ/Equity 500 Index.....................    CLASS B       42,465  (6,619)   35,846   39,932   (6,115)    33,817

EQ/Fidelity Institutional AM/SM/ Large
 Cap....................................    CLASS B       33,955    (277)   33,678       --       --         --
EQ/Fidelity Institutional AM/SM/ Large
 Cap....................................    CLASS K      132,639  (1,146)  131,493       --       --         --

EQ/Franklin Rising Dividends............    CLASS B       32,572    (528)   32,044       --       --         --

EQ/Franklin Strategic Income............    CLASS B       48,620    (665)   47,955       --       --         --

EQ/Global Bond PLUS.....................    CLASS B        3,289  (1,218)    2,071    4,974   (1,105)     3,869

EQ/Goldman Sachs Mid Cap Value..........    CLASS B        8,818    (596)    8,222       --       --         --

EQ/Intermediate Government Bond.........    CLASS A       32,304 (56,861)  (24,557)  29,082  (62,162)   (33,080)
EQ/Intermediate Government Bond.........    CLASS B        1,800  (1,530)      270    1,755   (1,142)       613

EQ/International Equity Index...........    CLASS A        3,002  (8,301)   (5,299)  28,269   (8,578)    19,691
EQ/International Equity Index...........    CLASS B       10,333  (2,688)    7,645    8,821   (2,259)     6,562

EQ/Invesco Comstock.....................    CLASS B        3,479  (1,665)    1,814      935   (1,524)      (589)

EQ/Invesco Global Real Estate...........    CLASS B       32,090    (263)   31,827       --       --         --

EQ/Invesco International Growth.........    CLASS B       29,493    (917)   28,576       --       --         --

EQ/Ivy Energy...........................    CLASS B       30,367    (352)   30,015       --       --         --

EQ/Ivy Mid Cap Growth...................    CLASS B       24,577    (385)   24,192       --       --         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                         2018                         2017
                                                             ---------------------------  ---------------------------
                                                                                  NET                          NET
                                                             UNITS    UNITS     INCREASE  UNITS    UNITS     INCREASE
                                               SHARE CLASS** ISSUED  REDEEMED  (DECREASE) ISSUED  REDEEMED  (DECREASE)
                                             --------------- ------- --------  ---------- ------- --------  ----------

EQ/Ivy Science And Technology...............     CLASS B      32,260     (178)   32,082        --       --        --

EQ/JPMorgan Value Opportunities.............     CLASS A          --       (2)       (2)       --       (1)       (1)
EQ/JPMorgan Value Opportunities.............     CLASS B       5,635   (1,319)    4,316     7,698     (915)    6,783

EQ/Large Cap Growth Index...................     CLASS B       7,603   (2,754)    4,849     9,043   (2,208)    6,835

EQ/Large Cap Value Index....................     CLASS B      10,660   (1,560)    9,100     8,766   (1,065)    7,701

EQ/Lazard Emerging Markets Equity...........     CLASS B      81,075   (1,062)   80,013        --       --        --

EQ/MFS International Growth.................     CLASS B      10,227   (6,602)    3,625    13,112   (7,738)    5,374

EQ/MFS International Value..................     CLASS B      74,563   (1,483)   73,080        --       --        --

EQ/MFS Utilities Series.....................     CLASS K       1,883   (1,092)      791        --       --        --

EQ/Mid Cap Index............................     CLASS B       5,564   (1,643)    3,921     5,922   (1,068)    4,854

EQ/Money Market.............................     CLASS A       9,279   (4,274)    5,005    97,917 (123,304)  (25,387)
EQ/Money Market.............................     CLASS B     127,277 (139,016)  (11,739)  145,581 (135,456)   10,125

EQ/PIMCO Real Return........................     CLASS B      44,076     (964)   43,112        --       --        --

EQ/PIMCO Total Return.......................     CLASS B      90,221   (1,123)   89,098        --       --        --

EQ/PIMCO Ultra Short Bond...................     CLASS A       2,365   (5,343)   (2,978)      390   (2,038)   (1,648)
EQ/PIMCO Ultra Short Bond...................     CLASS B       4,905   (2,912)    1,993     3,893   (2,806)    1,087

EQ/Quality Bond PLUS........................     CLASS A          90     (156)      (66)      118     (163)      (45)
EQ/Quality Bond PLUS........................     CLASS B       2,405     (963)    1,442     2,158     (506)    1,652

EQ/Small Company Index......................     CLASS A       1,242   (7,444)   (6,202)    1,052  (18,277)  (17,225)
EQ/Small Company Index......................     CLASS B       3,426   (1,238)    2,188     4,987   (1,113)    3,874

EQ/T. Rowe Price Growth Stock...............     CLASS B      11,794   (6,342)    5,452    10,417  (26,284)  (15,867)

EQ/UBS Growth & Income......................     CLASS B       1,402     (699)      703     1,942     (572)    1,370

Fidelity(R) VIP Asset Manager Portfolio.....  INITIAL CLASS      185     (269)      (84)       28      (26)        2

Fidelity(R) VIP Growth & Income Portfolio...  INITIAL CLASS    4,354  (10,599)   (6,245)    1,319   (8,096)   (6,777)
Fidelity(R) VIP Growth & Income Portfolio... SERVICE CLASS 2   1,382     (617)      765     2,483     (719)    1,764

Fidelity(R) VIP Mid Cap Portfolio........... SERVICE CLASS 2   4,585     (963)    3,622     5,302     (892)    4,410

Franklin Income VIP Fund....................     CLASS 2       5,580   (9,783)   (4,203)    1,434   (4,931)   (3,497)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                              2018                       2017
                                                                   -------------------------  -------------------------
                                                                                      NET                        NET
                                                                   UNITS   UNITS    INCREASE  UNITS   UNITS    INCREASE
                                                  SHARE CLASS**    ISSUED REDEEMED (DECREASE) ISSUED REDEEMED (DECREASE)
                                              -------------------- ------ -------- ---------- ------ -------- ----------

Franklin Mutual Shares VIP Fund..............       CLASS 2           624    (263)      361    1,292    (212)    1,080

Franklin Small Cap Value VIP Fund............       CLASS 2         1,802    (508)    1,294    1,994    (786)    1,208

Invesco V.I. Diversified Dividend Fund.......       SERIES I        2,828  (6,520)   (3,692)   2,585 (35,679)  (33,094)

Invesco V.I. Global Core Equity Fund.........       SERIES I            1     (21)      (20)       1     (22)      (21)

Invesco V.I. Health Care Fund................       SERIES I        1,465  (2,231)     (766)      --      --        --

Invesco V.I. Mid Cap Core Equity Fund........      SERIES II          943    (806)      137    2,585    (322)    2,263

Invesco V.I. Small Cap Equity Fund...........      SERIES II        1,153    (342)      811      942    (214)      728

Invesco V.I. Technology Fund.................       SERIES I        1,609  (2,456)     (847)     208    (238)      (30)

IVY VIP High Income..........................       CLASS II       18,661  (2,514)   16,147   15,703  (2,621)   13,082

IVY VIP Small Cap Growth.....................       CLASS II        2,453    (789)    1,664    2,529  (1,677)      852

Janus Henderson Enterprise Portfolio......... INSTITUTIONAL SHARES  1,820  (2,085)     (265)   2,614  (4,201)   (1,587)

Janus Henderson Forty Portfolio.............. INSTITUTIONAL SHARES      1 (14,081)  (14,080)     179 (26,302)  (26,123)

Janus Henderson Global Research Portfolio.... INSTITUTIONAL SHARES     --     (15)      (15)   2,935 (30,073)  (27,138)

Janus Henderson Mid Cap Value Portfolio......    SERVICE SHARES     1,114  (2,515)   (1,401)  19,199 (40,927)  (21,728)

Janus Henderson Overseas Portfolio........... INSTITUTIONAL SHARES    178    (515)     (337)   1,048    (303)      745

MFS(R) Investors Trust Series................    SERVICE CLASS        521    (240)      281      643    (181)      462

MFS(R) Massachusetts Investors Growth Stock
 Portfolio...................................    SERVICE CLASS      1,681    (767)      914    1,186    (167)    1,019

Morgan Stanley Variable Insurance Fund Inc.
 Emerging Markets Debt Portfolio.............       CLASS I            88    (593)     (505)     182  (1,356)   (1,174)

Multimanager Aggressive Equity...............       CLASS B         3,396  (1,647)    1,749    2,278  (6,519)   (4,241)

Multimanager Core Bond.......................       CLASS A        10,072 (24,351)  (14,279)  35,929 (23,057)   12,872
Multimanager Core Bond.......................       CLASS B         3,580  (1,836)    1,744    2,516    (930)    1,586

Multimanager Mid Cap Growth..................       CLASS B           848    (348)      500      701    (383)      318

Multimanager Mid Cap Value...................       CLASS B           668    (604)       64      477    (662)     (185)

Multimanager Technology......................       CLASS B         3,615  (1,061)    2,554    2,142    (719)    1,423

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                              2018                       2017
                                                                   -------------------------  -------------------------
                                                                                      NET                        NET
                                                                   UNITS   UNITS    INCREASE  UNITS   UNITS    INCREASE
                                                     SHARE CLASS** ISSUED REDEEMED (DECREASE) ISSUED REDEEMED (DECREASE)
                                                   --------------- ------ -------- ---------- ------ -------- ----------
PIMCO CommodityRealReturn(R) Strategy Portfolio...  ADVISOR CLASS   8,101  (1,827)    6,274   10,041  (1,607)    8,434

T. Rowe Price Equity Income Portfolio.............    CLASS II      3,909    (684)    3,225       --      --        --

Target 2025 Allocation............................     CLASS B      1,368    (931)      437      447    (138)      309

Target 2035 Allocation............................     CLASS B      4,640  (1,892)    2,748    1,858    (136)    1,722

Target 2045 Allocation............................     CLASS B      3,617    (796)    2,821    4,232    (237)    3,995

Target 2055 Allocation............................     CLASS B      7,012    (517)    6,495    2,029    (147)    1,882

Templeton Developing Markets VIP Fund.............     CLASS 2      5,036  (2,349)    2,687    4,837    (758)    4,079

Templeton Global Bond VIP Fund....................     CLASS 2     11,361  (2,541)    8,820    9,323  (2,253)    7,070

Templeton GrowthVIP Fund..........................     CLASS 2        798    (228)      570      675    (252)      423

VanEck VIP Emerging Markets Fund..................  INITIAL CLASS   1,097  (2,877)   (1,780)   8,050  (3,485)    4,565

VanEck VIP Global Hard Assets Fund................     CLASS S      7,164  (2,581)    4,583       --      --        --
VanEck VIP Global Hard Assets Fund................  INITIAL CLASS   2,006  (3,216)   (1,210)     713  (6,149)   (5,436)

VanEck VIP Unconstrained Emerging Markets Bond
 Fund.............................................  INITIAL CLASS   2,179  (4,403)   (2,224)   7,570  (3,071)    4,499

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-93

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

1. Organization

   MONY Life Insurance Company of America ("MONY America") Variable Account K (the "Variable Account") was established by MONY America in 2013. MONY America is an Arizona stock life insurance company. On October 1, 2013, MONY America entered into a reinsurance agreement with AXA Protective Life Insurance Company ("Protective Life") to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

   The Variable Account operates as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, MFS(R) Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc. The Universal Institutional Funds, Inc., and VanEck VIP Trust (collectively, "the Trusts"). The Trusts are registered under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Variable Account.

   The Account consists of the Variable Investment Options listed below.
     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I Diversified Dividend Fund
  .   Invesco V.I. Global Core Equity Fund
  .   Invesco V.I. Health Care Fund/(1)/
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund
  .   Invesco V.I. Technology Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
  .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-PLUS Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     DREYFUS STOCK INDEX FUND, INC.
  .   Dreyfus Stock Index Fund, Inc.

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities
  .   1290 VT Doubleline Dynamic Allocation
  .   1290 VT Doubleline Opportunistic Bond
  .   1290 VT Equity Income
  .   1290 VT GAMCO Mergers & Acquisitions
  .   1290 VT GAMCO Small Company Value
  .   1290 VT SmartBeta Equity
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Small Cap Growth
  .   AXA/Clearbridge Large Cap Growth
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   EQ/American Century Mid Cap Value
  .   EQ/BlackRock Basic Value Equity

                                    FSA-94

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Continued)

  .   EQ/Capital Guardian Research
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Equity 500 Index
  .   EQ/Fidelity Institutional AM/SM/ Large Cap
  .   EQ/Franklin Rising Dividends
  .   EQ/Franklin Strategic Income
  .   EQ/Global Bond PLUS
  .   EQ/Goldman Sachs Mid Cap Value
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/Invesco Global Real Estate
  .   EQ/Invesco International Growth
  .   EQ/Ivy Energy
  .   EQ/Ivy Mid Cap Growth
  .   EQ/Ivy Science And Technology
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/Lazard Emerging Markets Equity
  .   EQ/MFS International Growth
  .   EQ/MFS International Value
  .   EQ/MFS Utilities Series
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/PIMCO Real Return
  .   EQ/PIMCO Total Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Asset Manager Portfolio
  .   Fidelity(R) VIP Growth & Income Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Income VIP Fund
  .   Franklin Mutual Shares VIP Fund
  .   Franklin Small Cap Value VIP Fund
  .   Templeton Developing Markets VIP Fund
  .   Templeton Global Bond VIP Fund
  .   Templeton Growth VIP Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP High Income
  .   Ivy VIP Small Cap Growth

     JANUS ASPEN SERIES
  .   Janus Henderson Enterprise Portfolio
  .   Janus Henderson Forty Portfolio
  .   Janus Henderson Global Research Portfolio
  .   Janus Henderson Mid Cap Value Portfolio
  .   Janus Henderson Overseas Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
  .   T. Rowe Price Equity Income Portfolio

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  .   Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt
      Portfolio

     VAN ECK VIP TRUST
  .   VanEck VIP Emerging Markets Fund
  .   VanEck VIP Global Hard Assets Fund
  .   VanEck VIP Unconstrained Emerging Markets Bond Fund


   ----------
  (1)Formerly known as Invesco V.I. Global Health Care Fund.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.


                                    FSA-95

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Concluded)

   The Variable Account is used to support MONY Corporate Sponsored Variable Universal Life (CSVUL), and Incentive Life/SM/ Legacy (collectively, the "Variable Life Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC.

   Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from those of MONY America's other assets and liabilities. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business MONY America may conduct.

   The amount retained by MONY America in the Variable Account arises primarily from (1) contributions from MONY America and (2) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account ("General Account").

   Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by MONY America to the Contractowners of the Variable Investment Options of the Variable Account.

   In the normal course of business, MONY America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, to the guaranteed interest account of MONY America's General Account, and/or the Market Stabilizer Option.

   Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or the Market Stabilizer Option. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account is subject to creditor rights.

                                    FSA-96

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

2. Significant Accounting Policies (Concluded)

   Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the contracts.

   TAXES:

   The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Life Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2018 were as follows:

                                                             PURCHASES    SALES
                                                             ---------- ----------
1290 VT Convertible Securities.............................. $  229,947 $   30,313
1290 VT DoubleLine Dynamic Allocation.......................  1,563,515    474,270
1290 VT DoubleLine Opportunistic Bond.......................    254,603     22,942
1290 VT Equity Income.......................................  2,924,560    996,488
1290 VT GAMCO Mergers & Acquisitions........................    700,610    284,799
1290 VT GAMCO Small Company Value...........................  7,755,333  1,229,242
1290 VT SmartBeta Equity....................................    191,074     10,544
1290 VT Socially Responsible................................    281,335     33,957
All Asset Growth-Alt 20.....................................  2,191,609    635,619
American Funds Insurance Series(R) Global Small
 Capitalization Fund/SM/....................................    906,560    125,891
American Funds Insurance Series(R) New World Fund(R)........  1,131,809     77,773
AXA 400 Managed Volatility..................................    234,319    302,000
AXA 500 Managed Volatility..................................  1,133,040    435,421
AXA 2000 Managed Volatility.................................    477,235     77,062
AXA Aggressive Allocation...................................  3,167,107  1,722,038

                                    FSA-97

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                              PURCHASES     SALES
                                                             ----------- -----------
AXA Balanced Strategy....................................... $ 4,947,067 $ 2,714,165
AXA Conservative Allocation.................................   2,342,397   1,897,893
AXA Conservative Growth Strategy............................   1,995,299     732,493
AXA Conservative Strategy...................................     392,420     247,007
AXA Conservative-PLUS Allocation............................     645,436     441,464
AXA Global Equity Managed Volatility........................   1,145,941     388,847
AXA Growth Strategy.........................................   9,927,684   1,718,603
AXA International Core Managed Volatility...................     351,665     193,488
AXA International Managed Volatility........................     381,916      58,866
AXA International Value Managed Volatility..................     619,408     570,327
AXA Large Cap Core Managed Volatility.......................     439,355     132,934
AXA Large Cap Growth Managed Volatility.....................   1,351,854     538,964
AXA Large Cap Value Managed Volatility......................   1,063,181     314,382
AXA Mid Cap Value Managed Volatility........................     849,191     266,850
AXA Moderate Allocation.....................................   3,404,094   4,411,738
AXA Moderate Growth Strategy................................  14,110,429   2,793,618
AXA Moderate-Plus Allocation................................   7,738,527   5,296,938
AXA/AB Small Cap Growth.....................................   2,584,056     406,168
AXA/Clearbridge Large Cap Growth............................   1,430,665     557,166
AXA/Janus Enterprise........................................   1,006,225     686,773
AXA/Loomis Sayles Growth....................................   3,252,634     807,281
Charter/SM/ Multi-Sector Bond...............................     620,424     239,948
Charter/SM/ Small Cap Growth................................     510,142     130,368
Charter/SM/ Small Cap Value.................................     145,225      71,678
Dreyfus Stock Index Fund, Inc...............................   1,027,651   2,262,797
EQ/American Century Mid Cap Value...........................   8,570,416      81,520
EQ/BlackRock Basic Value Equity.............................   3,062,315     887,189
EQ/Capital Guardian Research................................     736,661     208,153
EQ/Common Stock Index.......................................  12,285,332   1,887,847
EQ/Core Bond Index..........................................   1,864,825   1,306,476
EQ/Equity 500 Index.........................................  12,808,947   1,701,192
EQ/Fidelity Institutional AM/SM/ Large Cap..................  13,102,077     102,345
EQ/Franklin Rising Dividends................................   8,180,020     127,691
EQ/Franklin Strategic Income................................   6,748,601      90,692
EQ/Global Bond PLUS.........................................     482,835     165,349
EQ/Goldman Sachs Mid Cap Value..............................   1,776,314     117,567
EQ/Intermediate Government Bond.............................     915,681   1,225,440
EQ/International Equity Index...............................   1,946,407     543,310
EQ/Invesco Comstock.........................................   1,099,939     414,826
EQ/Invesco Global Real Estate...............................   5,382,340      44,097
EQ/Invesco International Growth.............................   4,418,476     135,264
EQ/Ivy Energy...............................................   3,225,032      32,442
EQ/Ivy Mid Cap Growth.......................................   6,242,874      91,886
EQ/Ivy Science And Technology...............................   6,147,663      32,681
EQ/JPMorgan Value Opportunities.............................   2,710,235     504,355
EQ/Large Cap Growth Index...................................   2,363,781     667,021
EQ/Large Cap Value Index....................................   1,799,242     213,763
EQ/Lazard Emerging Markets Equity...........................   8,893,760     116,173
EQ/MFS International Growth.................................   3,105,860     416,899
EQ/MFS International Value..................................  15,442,438     305,155
EQ/MFS Utilities Series.....................................     106,310      61,572
EQ/Mid Cap Index............................................   2,507,533     488,926
EQ/Money Market.............................................  17,133,114  18,310,889
EQ/PIMCO Real Return........................................   5,451,695     118,326

                                    FSA-98

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Concluded)

                                                                    PURCHASES   SALES
                                                                   ----------- --------
EQ/PIMCO Total Return............................................. $11,650,198 $143,969
EQ/PIMCO Ultra Short Bond.........................................     743,060  438,549
EQ/Quality Bond PLUS..............................................     456,966  166,408
EQ/Small Company Index............................................   2,364,513  641,853
EQ/T. Rowe Price Growth Stock.....................................   4,792,662  975,865
EQ/UBS Growth & Income............................................     632,995  192,907
Fidelity(R) VIP Asset Manager Portfolio...........................       4,544    6,005
Fidelity(R) VIP Growth & Income Portfolio.........................     591,996  431,994
Fidelity(R) VIP Mid Cap Portfolio.................................   1,380,643  220,410
Franklin Income VIP Fund..........................................     111,666  167,369
Franklin Mutual Shares VIP Fund...................................     159,890   50,848
Franklin Small Cap Value VIP Fund.................................     600,143  112,501
Invesco V.I Diversified Dividend Fund.............................     186,648   92,565
Invesco V.I. Global Core Equity Fund..............................          42      407
Invesco V.I. Health Care Fund.....................................      59,928   77,464
Invesco V.I. Mid Cap Core Equity Fund.............................     315,736  141,851
Invesco V.I. Small Cap Equity Fund................................     302,824   72,737
Invesco V.I. Technology Fund......................................      56,026   81,124
Ivy VIP High Income...............................................   2,710,583  311,104
Ivy VIP Small Cap Growth..........................................   1,279,427  173,719
Janus Henderson Enterprise Portfolio..............................      69,638   49,564
Janus Henderson Forty Portfolio...................................     267,135  417,273
Janus Henderson Global Research Portfolio.........................         250      232
Janus Henderson Mid Cap Value Portfolio...........................     251,730   82,343
Janus Henderson Overseas Portfolio................................       6,860   11,366
MFS(R) Investors Trust Series.....................................     149,611   56,653
MFS(R) Massachusetts Investors Growth Stock Portfolio.............     495,290  204,079
Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt
 Portfolio........................................................       8,510   19,406
Multimanager Aggressive Equity....................................   1,191,824  364,466
Multimanager Core Bond............................................   1,161,824  682,872
Multimanager Mid Cap Growth.......................................     662,704  160,577
Multimanager Mid Cap Value........................................     384,173  182,264
Multimanager Technology*..........................................   3,485,683  682,879
PIMCO CommodityRealReturn(R) Strategy Portfolio...................     620,900  129,286
T. Rowe Price Equity Income Portfolio.............................   1,053,530  143,960
Target 2025 Allocation............................................     168,684  109,254
Target 2035 Allocation............................................     572,049  225,975
Target 2045 Allocation............................................     464,130   97,013
Target 2055 Allocation............................................     901,563   65,942
Templeton Developing Markets VIP Fund.............................     634,028  297,679
Templeton Global Bond VIP Fund....................................   1,428,735  319,745
Templeton Growth VIP Fund.........................................     208,804   40,245
VanEck VIP Emerging Markets Fund..................................      33,118   89,474
VanEck VIP Global Hard Assets Fund................................     603,404  309,214
VanEck VIP Unconstrained Emerging Markets Bond Fund...............     110,359   95,652

5. Expenses and Related Party Transactions

   INVESTMENT MANAGER AND ADVISORS:

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment

                                    FSA-99

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

5. Expenses and Related Party Transactions (Concluded)

   management, advisory services, administration and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or
   (2) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.57% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable Holdings, Inc.

   CONTRACT DISTRIBUTION AND PRINCIPAL UNDERWRITER:

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Life Policies and the Variable Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Variable Life Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable).

   AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker- dealers under contracts with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

                                    FSA-100

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018


6. Contractowner Charges

   The table below lists the current fees deducted from either the Variable Investment Option assessed as a redemption of units or as a percentage of premium paid. Actual charges amounts may vary or may be zero depending on the terms of the various policies. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                WHEN CHARGE
               CHARGES                          IS DEDUCTED                              AMOUNT DEDUCTED
                -------                          -----------                              ---------------

Premium Charge                          From each premium             0% to 12%





Mortality & Expense Risk Charge         Monthly                       0% to 1.75%


Administrative Charge                   Monthly                       $0 to $20
                                                                      A charge between $0.03 and $1.20 per $1,000 of
                                                                      the initial base policy face amount and any face
                                                                      amount increase above the previous highest face
                                                                      amount is also deducted at the beginning of each
                                                                      policy month in the first ten policy years and for ten
                                                                      years following a face amount increase.

Cost of Insurance                       Monthly                       Varies as per policy


Transfer Charge                         Upon transfer (MONY           $0 to $25
                                        America does not currently
                                        assess this charge, but
                                        reserves the right to impose
                                        a transfer charge)

Partial Surrender Charge                Upon a partial surrender      $0 to $25
                                        under the Policy

Surrender Charge                        At time of full policy        Varies as per policy
                                        surrender

Reinstatement Fee                       At the time the Policy is     Current Charge - $150
                                        reinstated

Loan Interest Rate Spread               Annually on each contract     0% to 1.60% depending on the policy year
                                        date anniversary after a
                                        loan is taken or on loan
                                        termination

Illustration Projection Report Charge   At time of transaction        $0 to $25



Charge for State and Local Tax Expense  At time of transaction        0% to 5%

Charge for Federal Tax Expense          At time of transaction        Current Charge - 1.25%

Riders                                  Monthly (while the rider is   Charge per $1,000 of rider benefit amount or a
                                        in effect)                    percentage of all other monthly charges, depending
                                                                      on the rider.

                   AMOUNT DEDUCTED                            HOW DEDUCTED
                    ---------------                           ------------

0% to 12%                                               Deducted from each
                                                        premium payment and
                                                        is netted against
                                                        "Payments received
                                                        from Contractowners"

0% to 1.75%                                             Unit liquidation from
                                                        account value

$0 to $20                                               Unit liquidation from
A charge between $0.03 and $1.20 per $1,000 of          account value
the initial base policy face amount and any face
amount increase above the previous highest face
amount is also deducted at the beginning of each
policy month in the first ten policy years and for ten
years following a face amount increase.

Varies as per policy                                    Unit liquidation from
                                                        account value

$0 to $25                                               Unit liquidation from
                           account value




$0 to $25                                               Unit liquidation from
                           account value

Varies as per policy                                    Unit liquidation from
                           account value

Current Charge - $150                                   Unit liquidation from
                           account value

0% to 1.60% depending on the policy year                Unit liquidation from
                           account value



$0 to $25                                               Charges for this service
                                                        must be paid using
                                                        funds outside of policy

0% to 5%                                                Deduct from premium

Current Charge - 1.25%                                  Deduct from premium

Charge per $1,000 of rider benefit amount or a          Unit liquidation from
percentage of all other monthly charges, depending      account value
on the rider.

   For policies with the Market Stabilizer Option, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The guaranteed maximum charge associated with the Market Stabilizer Option is 2.40%. The current percentage charge for Market Stabilizer Option is lower than the guaranteed charge.

                                    FSA-101

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018


7. Reorganizations

   In October 2018, AXA Equitable replaced certain portfolios (each a "Substituted Portfolio" and together, the "Substituted Portfolios") which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a "Replacement Portfolio" and together, the "Replacement Portfolios"). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

--------------------------------------------------------------------------------------------------------------
                                    SUBSTITUTED PORTFOLIO                   REPLACEMENT PORTFOLIO
--------------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018                   AMERICAN CENTURY                        EQ/AMERICAN CENTURY
                                    VP MID CAP VALUE FUND                   MID CAP VALUE
--------------------------------------------------------------------------------------------------------------
Share Class                         CLASS II                                CLASS B
Shares                                  387,707                                 387,707
Net Asset Value                     $     20.52                             $     20.52
Net Assets Before Substitution      $ 7,955,752                             $        --
Net Assets After Substitution       $        --                             $ 7,955,752
Realized Loss                       $   (93,896)
--------------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018                   FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO EQ/FIDELITY INSTITUTIONAL AM/SM/
                                                                            LARGE CAP
--------------------------------------------------------------------------------------------------------------
Shares -- Service Class 2               227,787                                      --
Net Asset Value -- Service Class 2  $     34.69                             $        --
Shares -- Class B                                                               227,787
Net Asset Value -- Class B          $        --                             $     34.69

Shares -- Initial Class                 138,140
Net Asset Value -- Initial Class    $     35.67                             $        --
Shares -- Class K                                                               138,140
Net Asset Value -- Class K          $        --                             $     35.67

Net Assets Before Substitution      $12,829,393                             $        --
Net Assets After Substitution       $        --                             $12,829,393
Realized Gain                       $ 1,611,748
--------------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018                   FRANKLIN RISING DIVIDENDS VIP FUND      EQ/FRANKLIN RISING DIVIDENDS
--------------------------------------------------------------------------------------------------------------
Share Class                         CLASS 2                                 CLASS B
Shares                                  291,551                                 291,551
Net Asset Value                     $     27.02                             $     27.02
Net Assets Before Substitution      $ 7,877,225                             $        --
Net Assets After Substitution       $        --                             $ 7,877,225
Realized Gain                       $   348,278
--------------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018                   FRANKLIN STRATEGIC INCOME VIP FUND      EQ/FRANKLIN STRATEGIC INCOME
--------------------------------------------------------------------------------------------------------------
Share Class                         CLASS 2                                 CLASS B
Shares                                  618,708                                 618,708
Net Asset Value                     $     10.42                             $     10.42
Net Assets Before Substitution      $ 6,447,990                             $        --
Net Assets After Substitution       $        --                             $ 6,447,990
Realized Loss                       $  (345,398)                            $        --
--------------------------------------------------------------------------------------------------------------

                                    FSA-102

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Reorganizations (Continued)

--------------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                  REPLACEMENT PORTFOLIO
--------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               GOLDMAN SACHS VIT MID CAP VALUE FUND   EQ/GOLDMAN SACHS MID CAP VALUE
--------------------------------------------------------------------------------------------------------
Share Class                     SERVICE SHARES                         CLASS B
Shares                             104,054                                104,054
Net Asset Value                 $    16.69                             $    16.69
Net Assets Before Substitution  $1,736,657                             $       --
Net Assets After Substitution   $       --                             $1,736,657
Realized Loss                   $  (39,517)
--------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I. GLOBAL REAL ESTATE FUND   EQ/INVESCO GLOBAL REAL ESTATE
--------------------------------------------------------------------------------------------------------
Share Class                     SERIES II                              CLASS B
Shares                             338,925                                338,925
Net Asset Value                 $    15.23                             $    15.23
Net Assets Before Substitution  $5,161,825                             $       --
Net Assets After Substitution   $       --                             $5,161,825
Realized Loss                   $ (340,459)
--------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I. INTERNATIONAL GROWTH FUND EQ/INVESCO INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------------------
Share Class                     SERIES II                              CLASS B
Shares                             122,334                                122,334
Net Asset Value                 $    34.38                             $    34.38
Net Assets Before Substitution  $4,205,837                             $       --
Net Assets After Substitution   $       --                             $4,205,837
Realized Loss                   $ (131,726)
--------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP ENERGY                         EQ/IVY ENERGY
--------------------------------------------------------------------------------------------------------
Share Class                     COMMON SHARES                          CLASS B
Shares                             532,016                                532,016
Net Asset Value                 $     5.72                             $     5.72
Net Assets Before Substitution  $3,042,759                             $       --
Net Assets After Substitution   $       --                             $3,042,759
Realized Loss                   $ (193,448)
--------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP MID CAP GROWTH                 EQ/IVY MID CAP GROWTH
--------------------------------------------------------------------------------------------------------
Share Class                     COMMON SHARES                          CLASS B
Shares                             466,621                                466,621
Net Asset Value                 $    12.14                             $    12.14
Net Assets Before Substitution  $5,665,713                             $       --
Net Assets After Substitution   $       --                             $5,665,713
Realized Gain                   $  643,625
--------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP SCIENCE AND TECHNOLOGY         EQ/IVY SCIENCE AND TECHNOLOGY
--------------------------------------------------------------------------------------------------------
Share Class                     COMMON SHARES                          CLASS B
Shares                             196,200                                196,200
Net Asset Value                 $    28.96                             $    28.96
Net Assets Before Substitution  $5,682,690                             $       --
Net Assets After Substitution   $       --                             $5,682,690
Realized Gain                   $  664,040
--------------------------------------------------------------------------------------------------------

                                    FSA-103

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Reorganizations (Continued)


------------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                     REPLACEMENT PORTFOLIO
------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               LAZARD RETIREMENT EMERGING MARKETS EQUITY EQ/LAZARD EMERGING MARKETS
                                PORTFOLIO                                 EQUITY
------------------------------------------------------------------------------------------------------
Share Class                     SERVICE SHARES                            CLASS B
Shares                              433,508                                   433,508
Net Asset Value                 $     19.44                               $     19.44
Net Assets Before Substitution  $ 8,427,398                               $        --
Net Assets After Substitution   $        --                               $ 8,427,398
Realized Loss                   $  (618,300)
------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) INTERNATIONAL VALUE PORTFOLIO      EQ/MFS INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------
Share Class                     SERVICE SHARES                            CLASS B
Shares                              568,854                                   568,854
Net Asset Value                 $     25.69                               $     25.69
Net Assets Before Substitution  $14,613,864                               $        --
Net Assets After Substitution   $        --                               $14,613,864
Realized Gain                   $   653,944
------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) UTILITIES SERIES                   EQ/MFS UTILITIES SERIES
------------------------------------------------------------------------------------------------------
Share Class                     INITIAL CLASS                             CLASS K
Shares                                2,122                                     2,122
Net Asset Value                 $     30.36                               $     30.36
Net Assets Before Substitution  $    64,410                               $        --
Net Assets After Substitution   $        --                               $    64,410
Realized Gain                   $       873
------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               PIMCO REAL RETURN PORTFOLIO               EQ/PIMCO REAL RETURN
------------------------------------------------------------------------------------------------------
Share Class                     ADVISOR CLASS                             CLASS B
Shares                              447,122                                   447,122
Net Asset Value                 $     11.87                               $     11.87
Net Assets Before Substitution  $ 5,307,339                               $        --
Net Assets After Substitution   $        --                               $ 5,307,339
Realized Loss                   $  (323,211)
------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               PIMCO TOTAL RETURN PORTFOLIO              EQ/PIMCO TOTAL RETURN
------------------------------------------------------------------------------------------------------
Share Class                     ADVISOR CLASS                             CLASS B
Shares                            1,062,334                                 1,062,334
Net Asset Value                 $     10.51                               $     10.51
Net Assets Before Substitution  $11,165,130                               $        --
Net Assets After Substitution   $        --                               $11,165,130
Realized Loss                   $  (498,865)
------------------------------------------------------------------------------------------------------

   In May 2017, pursuant to an Agreement and Plan of Reorganization and Termination, as approved by contractholders, All Asset Growth-Alt 20 (the "Surviving Portfolio") acquired the net assets of All Asset Aggressive-Alt 25 (the "Removed Portfolio"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolio (the "Removed Investment Option") were replaced with the Variable Investment Options that invest in the Surviving Portfolio (the "Surviving Investment Option"). For accounting purposes, these reorganizations were treated as a merger.


                                    FSA-104

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Reorganizations (Concluded)

-------------------------------------------------------------------------------
                          REMOVED PORTFOLIO           SURVIVING PORTFOLIO
-------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25 ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------------
Shares -- Class B            133,367                     315,715
Value -- Class B          $    12.58                  $    20.09
Net Assets Before Merger  $1,678,018                  $4,663,200
Net Assets After Merger   $       --                  $6,341,218
Unrealized Gain (Loss)    $   93,862                  $       --
-------------------------------------------------------------------------------

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                       AT DECEMBER 31,
                                                           ---------------------------------------
                                                                      UNITS OUTSTANDING
                                                           ---------------------------------------
                                              SHARE CLASS+  2018    2017    2016    2015    2014
                                              ------------ ------- ------- ------- ------- -------
1290 VT Convertible Securities(c)............   CLASS B      3,135   1,763      29      --      --
1290 VT Doubleline Dynamic Allocation........   CLASS B     40,521  33,322  20,338  11,330   4,944
1290 VT DoubleLine Opportunistic Bond(d).....   CLASS B      3,110     899      --      --      --
1290 VT Equity Income........................   CLASS A    161,840 182,850 223,614 246,558 269,082
1290 VT Equity Income........................   CLASS B     11,112  10,834  10,125   9,441   9,137
1290 VT GAMCO Mergers & Acquisitions.........   CLASS B     11,618   9,897   8,756   8,484   8,339
1290 VT GAMCO Small Company Value............   CLASS B    106,656  96,720  91,809  87,773  84,689
1290 VT SmartBeta Equity(c)..................   CLASS B      1,720     353      65      --      --
1290 VT Socially Responsible.................   CLASS A        274     277     280     283     285
1290 VT Socially Responsible.................   CLASS B      2,407   1,418   1,386   1,297   1,053
All Asset Growth-Alt 20(e)...................   CLASS B     66,500  59,874  39,326  34,421  30,264
American Funds Insurance Series(R) Global
 Small Capitalization Fund/SM/...............   CLASS 4     11,775   6,948   3,330   2,116   1,153
American Funds Insurance Series(R) New World
 Fund(R).....................................   CLASS 4     17,238   9,018   5,164   2,607   1,762
AXA 400 Managed Volatility...................   CLASS B      3,977   4,609   3,107   2,666   2,515
AXA 500 Managed Volatility...................   CLASS B     13,435  10,899   5,656   4,055   3,197
AXA 2000 Managed Volatility..................   CLASS B      6,089   4,631   3,173   2,743   2,497
AXA Aggressive Allocation....................   CLASS B    116,698 119,773 124,403 131,713 133,626
AXA Balanced Strategy........................   CLASS B    200,917 194,040 179,846 151,156 135,382
AXA Conservative Allocation..................   CLASS A     15,345  13,084   6,944      62      62
AXA Conservative Allocation..................   CLASS B     21,639  19,884  22,780  21,739  22,114
AXA Conservative Growth Strategy.............   CLASS B     57,291  50,847  43,432  39,291  35,640
AXA Conservative Strategy....................   CLASS B     18,765  18,293  18,379  17,672  15,810
AXA Conservative-Plus Allocation.............   CLASS A      1,035   2,404   5,449   7,440   7,324
AXA Conservative-Plus Allocation.............   CLASS B     34,068  34,798  37,582  37,763  38,315
AXA Global Equity Managed Volatility.........   CLASS B     25,659  25,685  25,995  25,993  25,764
AXA Growth Strategy..........................   CLASS B    240,079 203,310 175,796 152,954 129,511
AXA International Core Managed Volatility....   CLASS B     25,241  24,742  25,149  24,104  23,368
AXA International Managed Volatility.........   CLASS B      8,437   6,287   3,450   2,892   2,367
AXA International Value Managed Volatility...   CLASS A     25,451  35,958  52,304  60,504  68,974
AXA International Value Managed Volatility...   CLASS B     22,180  21,416  19,967  19,262  18,348
AXA Large Cap Core Managed Volatility........   CLASS B     13,395  13,308  13,262  13,090  13,150
AXA Large Cap Growth Managed Volatility......   CLASS A     10,520  11,001  11,517  12,100  12,545
AXA Large Cap Growth Managed Volatility......   CLASS B     18,545  18,522  18,484  18,209  18,293

                                    FSA-105

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         AT DECEMBER 31,
                                                             ---------------------------------------
                                                                        UNITS OUTSTANDING
                                                             ---------------------------------------
                                               SHARE CLASS+   2018    2017    2016    2015    2014
                                              -------------- ------- ------- ------- ------- -------
AXA Large Cap Value Managed Volatility.......    CLASS A       2,103   2,109   2,072   2,422   2,401
AXA Large Cap Value Managed Volatility.......    CLASS B      31,281  30,449  31,092  31,723  32,835
AXA Mid Cap Value Managed Volatility.........    CLASS A      13,234  13,551  13,874  14,601  14,958
AXA Mid Cap Value Managed Volatility.........    CLASS B      12,097  11,809  11,414  11,255  11,225
AXA Moderate Allocation......................    CLASS A         452     442     429     414     451
AXA Moderate Allocation......................    CLASS B     190,046 205,511 207,598 208,232 210,065
AXA Moderate Growth Strategy.................    CLASS B     541,127 495,849 446,083 393,501 347,751
AXA Moderate-Plus Allocation.................    CLASS A       2,299   3,851   3,954   3,926   3,871
AXA Moderate-Plus Allocation.................    CLASS B     382,902 397,686 408,709 419,449 427,134
AXA/AB Small Cap Growth......................    CLASS A         134     141     148     156     165
AXA/AB Small Cap Growth......................    CLASS B      15,659  13,731  12,870  11,455  10,179
AXA/Clearbridge Large Cap Growth.............    CLASS B      29,759  29,390  29,872  28,049  26,556
AXA/Janus Enterprise.........................    CLASS A      77,013  83,045  67,674  74,136  80,295
AXA/Janus Enterprise.........................    CLASS B      21,773  21,741  22,550  20,466  18,263
AXA/Loomis Sayles Growth.....................    CLASS B      28,610  26,171  24,603  20,329  20,102
Charter/SM/ Multi-Sector Bond................    CLASS B      18,191  15,953  14,364  13,515  13,182
Charter/SM/ Small Cap Growth.................    CLASS B      10,859  10,299  45,947  52,142  46,358
Charter/SM/ Small Cap Value..................    CLASS B       3,550   3,440   3,582   3,444   3,375
Dreyfus Stock Index Fund, Inc................ INITIAL SHARES 503,245 555,114 690,245 746,119 802,947
EQ/American Century Mid Cap Value(f)(g)......    CLASS B      34,825      --      --      --      --
EQ/BlackRock Basic Value Equity..............    CLASS B      27,217  25,754  22,775  20,863  18,608
EQ/Capital Guardian Research.................    CLASS A       1,910   3,081   3,139   3,625   3,612
EQ/Capital Guardian Research.................    CLASS B       6,551   5,775   4,825   4,317   3,349
EQ/Common Stock Index........................    CLASS A       1,056   1,189   1,248   1,293   1,318
EQ/Common Stock Index........................    CLASS B     161,681 125,686  99,605  80,263  66,143
EQ/Core Bond Index...........................    CLASS A     455,607 514,169 539,817 596,267 657,395
EQ/Core Bond Index...........................    CLASS B      43,669  34,968  25,740  22,114  18,815
EQ/Equity 500 Index..........................    CLASS B     206,242 170,396 136,579 109,828  82,888
EQ/Fidelity Institutional AM/SM/ Large
 Cap(f)(h)...................................    CLASS B      33,678      --      --      --      --
EQ/Fidelity Institutional AM/SM/ Large
 Cap(f)(h)...................................    CLASS K     131,493      --      --      --      --
EQ/Franklin Rising Dividends(f)(i)...........    CLASS B      32,044      --      --      --      --
EQ/Franklin Strategic Income(f)(j)...........    CLASS B      47,955      --      --      --      --
EQ/Global Bond PLUS..........................    CLASS B      20,578  18,507  14,638  12,969  12,508
EQ/Goldman Sachs Mid Cap Value(f)(k).........    CLASS B       8,222      --      --      --      --
EQ/Intermediate Government Bond..............    CLASS A     276,981 301,538 334,618 358,458 387,694
EQ/Intermediate Government Bond..............    CLASS B       8,740   8,470   7,857   6,425   6,398
EQ/International Equity Index................    CLASS A     217,934 223,233 203,542 210,577 217,670
EQ/International Equity Index................    CLASS B      58,224  50,579  44,017  39,286  35,732
EQ/Invesco Comstock..........................    CLASS B      17,984  16,170  16,759  15,806  15,647
EQ/Invesco Global Real Estate(f)(l)..........    CLASS B      31,827      --      --      --      --
EQ/Invesco International Growth(f)(m)........    CLASS B      28,576      --      --      --      --
EQ/Ivy Energy(f)(n)..........................    CLASS B      30,015      --      --      --      --
EQ/Ivy Mid Cap Growth(f)(o)..................    CLASS B      24,192      --      --      --      --
EQ/Ivy Science And Technology(f)(p)..........    CLASS B      32,082      --      --      --      --
EQ/JPMorgan Value Opportunities..............    CLASS A          49      51      52      54      55
EQ/JPMorgan Value Opportunities..............    CLASS B      18,171  13,855   7,072   4,920   4,051
EQ/Large Cap Growth Index....................    CLASS B      33,467  28,618  21,783  20,017  16,614
EQ/Large Cap Value Index.....................    CLASS B      41,362  32,262  24,561  19,297  17,433
EQ/Lazard Emerging Markets Equity(f)(q)......    CLASS B      80,013      --      --      --      --
EQ/MFS International Growth..................    CLASS B     151,033 147,408 142,034 146,092 148,400
EQ/MFS International Value(f)(r).............    CLASS B      73,080      --      --      --      --

                                    FSA-106

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                              AT DECEMBER 31,
                                                                  ---------------------------------------
                                                                             UNITS OUTSTANDING
                                                                  ---------------------------------------
                                                 SHARE CLASS+      2018    2017    2016    2015    2014
                                             -------------------- ------- ------- ------- ------- -------
EQ/MFS Utilities Series(f)(s)...............       CLASS K            791      --      --      --      --
EQ/Mid Cap Index............................       CLASS B         33,904  29,983  25,129  21,714  20,630
EQ/Money Market.............................       CLASS A         53,119  48,114  73,501 156,285 128,847
EQ/Money Market.............................       CLASS B         67,782  79,521  69,396  59,178  55,496
EQ/PIMCO Real Return(f)(t)..................       CLASS B         43,112      --      --      --      --
EQ/PIMCO Total Return(f)(u).................       CLASS B         89,098      --      --      --      --
EQ/PIMCO Ultra Short Bond...................       CLASS A         74,532  77,510  79,158  80,827  82,445
EQ/PIMCO Ultra Short Bond...................       CLASS B         32,173  30,180  29,093  26,638  25,496
EQ/Quality Bond PLUS........................       CLASS A          1,418   1,484   1,529   1,570   1,572
EQ/Quality Bond PLUS........................       CLASS B         14,857  13,415  11,763  10,772   9,692
EQ/Small Company Index......................       CLASS A         88,436  94,638 111,863 119,944 127,753
EQ/Small Company Index......................       CLASS B         22,953  20,765  16,891  15,278  14,543
EQ/T. Rowe Price Growth Stock...............       CLASS B        123,104 117,652 133,519 133,558 132,321
EQ/UBS Growth & Income......................       CLASS B          7,289   6,586   5,216   5,473   4,580
Fidelity(R) VIP Asset Manager Portfolio.....    INITIAL CLASS         305     389     387     378     371
Fidelity(R) VIP Growth & Income Portfolio...    INITIAL CLASS      26,963  33,208  39,985  42,024  41,870
Fidelity(R) VIP Growth & Income Portfolio...   SERVICE CLASS 2      7,087   6,322   4,558   3,455   2,443
Fidelity(R) VIP Mid Cap Portfolio...........   SERVICE CLASS 2     21,352  17,730  13,320  11,086   9,729
Franklin Income VIP Fund....................       CLASS 2         17,391  21,594  25,091  27,121  26,743
Franklin Mutual Shares VIP Fund.............       CLASS 2          3,531   3,170   2,090   2,012   2,339
Franklin Small Cap Value VIP Fund...........       CLASS 2          6,159   4,865   3,657   1,896   1,612
Invesco V.I. Diversified Dividend Fund......       SERIES I       176,817 180,509 213,603 222,575 230,761
Invesco V.I. Global Core Equity Fund........       SERIES I            91     111     132     154     177
Invesco V.I. Health Care Fund...............       SERIES I         1,371   2,137   2,465   2,906   2,916
Invesco V.I. Mid Cap Core Equity Fund.......      SERIES II         5,719   5,582   3,319   2,866   2,552
Invesco V.I. Small Cap Equity Fund..........      SERIES II         4,753   3,942   3,214   2,864   1,771
Invesco V.I. Technology Fund................       SERIES I         1,053   1,900   1,930   1,857   1,787
IVY VIP High Income.........................       CLASS II        60,900  44,753  31,671  18,942  14,516
IVY VIP Small Cap Growth....................       CLASS II        10,841   9,177   8,325   6,993   4,980
Janus Henderson Enterprise Portfolio........ INSTITUTIONAL SHARES  22,727  22,992  24,579  29,055  28,530
Janus Henderson Forty Portfolio............. INSTITUTIONAL SHARES  50,833  64,913  91,036 104,400 118,565
Janus Henderson Global Research Portfolio... INSTITUTIONAL SHARES     677     692  27,830  32,862  28,499
Janus Henderson Mid Cap Value Portfolio.....    SERVICE SHARES     67,242  68,643  90,371  98,118  97,398
Janus Henderson Overseas Portfolio.......... INSTITUTIONAL SHARES   7,942   8,279   7,534   7,003   6,665
MFS(R) Investors Trust Series...............    SERVICE CLASS       2,271   1,990   1,528   1,218   1,102
MFS(R) Massachusetts Investors Growth Stock
 Portfolio(a)...............................    SERVICE CLASS       3,603   2,689   1,670     981      --
Morgan Stanley Variable Insurance Fund Inc.
 Emerging Markets Debt Portfolio............       CLASS I          3,136   3,641   4,815   5,580   5,481
Multimanager Aggressive Equity..............       CLASS B         20,289  18,540  22,781  21,938  21,140
Multimanager Core Bond......................       CLASS A        644,567 658,846 645,974 665,385 687,821
Multimanager Core Bond......................       CLASS B         23,869  22,125  20,539  16,187  15,290
Multimanager Mid Cap Growth.................       CLASS B          4,503   4,003   3,685   3,285   3,092
Multimanager Mid Cap Value..................       CLASS B          6,900   6,836   7,021   6,987   7,046
Multimanager Technology.....................       CLASS B         16,155  13,601  12,178  10,689   9,927
PIMCO CommodityRealReturn(R) Strategy
 Portfolio..................................    ADVISOR CLASS      31,388  25,114  16,680  14,072  10,300
T. Rowe Price Equity Income Portfolio.......       CLASS II        10,296   7,071   5,531   4,752   4,179
Target 2025 Allocation(b)...................       CLASS B          2,016   1,579   1,270     631      --
Target 2035 Allocation(b)...................       CLASS B          4,925   2,177     455     174      --
Target 2045 Allocation(b)...................       CLASS B          7,320   4,499     504      42      --

                                    FSA-107

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   AT DECEMBER 31,
                                                         ------------------------------------
                                                                  UNITS OUTSTANDING
                                                         ------------------------------------
                                           SHARE CLASS+   2018   2017   2016   2015    2014
                                           ------------- ------ ------ ------ ------- -------
Target 2055 Allocation(b).................    CLASS B     8,767  2,272    390      10      --
Templeton Developing Markets VIP Fund.....    CLASS 2    18,674 15,987 11,908 153,155 153,282
Templeton Global Bond VIP Fund............    CLASS 2    59,387 50,567 43,497 165,687 162,801
Templeton Growth VIP Fund.................    CLASS 2     4,020  3,450  3,027   2,713   2,553
VanEck VIP Emerging Markets Fund.......... INITIAL CLASS 55,675 57,455 52,890  55,352  56,963
VanEck VIP Global Hard Assets Fund........    CLASS S    32,687 28,104 24,703  21,549  12,209
VanEck VIP Global Hard Assets Fund........ INITIAL CLASS 15,270 16,480 21,916  22,257  22,738
VanEck VIP Unconstrained Emerging Markets
 Bond Fund................................ INITIAL CLASS 37,316 39,540 35,041  36,915  37,722

                                                                       AT DECEMBER 31,
                                                           ---------------------------------------
                                                                         UNIT VALUE
                                                                      LOWEST TO HIGHEST
                                                           ---------------------------------------
                                              SHARE CLASS+  2018    2017    2016    2015    2014
                                              ------------ ------- ------- ------- ------- -------
1290 VT Convertible Securities(c)............   CLASS B    $121.88 $127.30 $111.40      --      --
1290 VT Doubleline Dynamic Allocation........   CLASS B     118.12  123.19  112.39 $103.48 $107.48
1290 VT DoubleLine Opportunistic Bond(d).....   CLASS B     101.17  102.13      --      --      --
1290 VT Equity Income........................   CLASS A      32.37   36.66   31.65   28.01   28.49
1290 VT Equity Income........................   CLASS B     228.29  258.51  223.16  197.51  200.93
1290 VT GAMCO Mergers & Acquisitions.........   CLASS B     181.95  191.34  180.20  167.33  163.06
1290 VT GAMCO Small Company Value............   CLASS B      81.63   96.69   83.29   67.56   71.65
1290 VT SmartBeta Equity(c)..................   CLASS B     118.40  126.07  103.57      --      --
1290 VT Socially Responsible.................   CLASS A      18.49   19.33   16.06   14.60   14.54
1290 VT Socially Responsible.................   CLASS B     205.36  214.75  178.36  162.21  161.44
All Asset Growth-Alt 20(e)...................   CLASS B      19.98   21.61   18.65   17.02   17.72
American Funds Insurance Series(R) Global
 Small.......................................
Capitalization Fund/SM/......................   CLASS 4     130.88  146.74  116.81  114.69  114.71
American Funds Insurance Series(R) New World
 Fund(R).....................................   CLASS 4     110.32  128.66   99.69   94.90   98.22
AXA 400 Managed Volatility...................   CLASS B     191.95  218.79  189.88  158.65  163.75
AXA 500 Managed Volatility...................   CLASS B     214.17  227.98  188.80  170.05  169.43
AXA 2000 Managed Volatility..................   CLASS B     179.09  203.32  178.58  148.16  156.13
AXA Aggressive Allocation....................   CLASS B     235.46  257.94  216.58  199.09  202.64
AXA Balanced Strategy........................   CLASS B     156.00  162.81  148.21  139.85  140.75
AXA Conservative Allocation..................   CLASS A      13.37   13.59   12.94   12.58   12.61
AXA Conservative Allocation..................   CLASS B     158.96  161.48  153.87  149.50  149.86
AXA Conservative Growth Strategy.............   CLASS B     146.65  151.58  140.38  133.74  134.36
AXA Conservative Strategy....................   CLASS B     128.64  130.46  125.12  121.68  121.89
AXA Conservative-Plus Allocation.............   CLASS A      13.84   14.36   13.20   12.60   12.68
AXA Conservative-Plus Allocation.............   CLASS B     177.40  184.11  169.18  161.54  162.60
AXA Global Equity Managed Volatility.........   CLASS B     309.60  352.45  279.54  267.56  272.26
AXA Growth Strategy..........................   CLASS B     176.45  187.88  165.21  152.84  154.35
AXA International Core Managed Volatility....   CLASS B     153.51  180.36  142.79  142.49  148.95
AXA International Managed Volatility.........   CLASS B     120.70  141.09  113.55  113.69  116.49
AXA International Value Managed Volatility...   CLASS A      17.24   20.65   16.73   16.61   17.15
AXA International Value Managed Volatility...   CLASS B     163.14  195.36  158.35  157.18  162.31
AXA Large Cap Core Managed Volatility........   CLASS B     214.54  229.27  188.00  171.18  170.54
AXA Large Cap Growth Managed Volatility......   CLASS A      27.32   28.16   21.79   20.65   19.85
AXA Large Cap Growth Managed Volatility......   CLASS B     430.17  443.36  343.12  325.20  312.59
AXA Large Cap Value Managed Volatility.......   CLASS A      26.53   29.45   25.87   22.43   23.37

                                    FSA-108

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         AT DECEMBER 31,
                                                             ---------------------------------------
                                                                           UNIT VALUE
                                                                        LOWEST TO HIGHEST
                                                             ---------------------------------------
                                               SHARE CLASS+   2018    2017    2016    2015    2014
                                              -------------- ------- ------- ------- ------- -------
AXA Large Cap Value Managed Volatility.......    CLASS B     $214.35 $237.97 $209.01 $181.24 $188.82
AXA Mid Cap Value Managed Volatility.........    CLASS A       24.32   28.05   24.97   21.22   22.00
AXA Mid Cap Value Managed Volatility.........    CLASS B      347.03  400.24  356.34  302.82  313.94
AXA Moderate Allocation......................    CLASS A       13.81   14.50   13.06   12.39   12.50
AXA Moderate Allocation......................    CLASS B      193.78  203.48  183.24  173.92  175.47
AXA Moderate Growth Strategy.................    CLASS B      166.06  175.04  156.57  146.26  147.42
AXA Moderate-Plus Allocation.................    CLASS A       14.31   15.36   13.37   12.46   12.63
AXA Moderate-Plus Allocation.................    CLASS B      217.90  233.89  203.57  189.77  192.26
AXA/AB Small Cap Growth......................    CLASS A       30.88   33.52   27.32   24.27   25.00
AXA/AB Small Cap Growth......................    CLASS B      417.73  453.45  369.65  328.35  338.19
AXA/Clearbridge Large Cap Growth.............    CLASS B      269.42  270.36  215.27  213.39  210.71
AXA/Janus Enterprise.........................    CLASS A       35.15   35.79   27.98   29.25   30.95
AXA/Janus Enterprise.........................    CLASS B      286.64  291.87  228.20  238.53  252.39
AXA/Loomis Sayles Growth.....................    CLASS B       24.86   25.62   19.04   17.82   15.98
Charter/SM/ Multi-Sector Bond................    CLASS B      144.32  145.05  141.87  137.83  138.72
Charter/SM/ Small Cap Growth.................    CLASS B       22.33   23.51   18.91   17.29   18.40
Charter/SM/ Small Cap Value..................    CLASS B      307.37  353.23  317.38  253.43  291.75
Dreyfus Stock Index Fund, Inc................ INITIAL SHARES   38.04   39.89   32.82   29.38   29.06
EQ/American Century Mid Cap Value(f)(g)......    CLASS B      217.49      --      --      --      --
EQ/BlackRock Basic Value Equity..............    CLASS B      474.29  515.61  476.93  404.30  430.79
EQ/Capital Guardian Research.................    CLASS A       22.61   23.76   18.94   17.47   17.14
EQ/Capital Guardian Research.................    CLASS B      320.51  336.81  268.51  247.65  243.01
EQ/Common Stock Index........................    CLASS A       33.12   35.16   29.19   26.13   26.15
EQ/Common Stock Index........................    CLASS B      211.64  224.67  186.50  166.98  167.07
EQ/Core Bond Index...........................    CLASS A       15.99   15.95   15.72   15.51   15.44
EQ/Core Bond Index...........................    CLASS B      143.04  142.69  140.63  138.72  138.11
EQ/Equity 500 Index..........................    CLASS B      235.43  247.66  204.61  183.95  182.51
EQ/Fidelity Institutional AM/SM/ Large
 Cap(f)(h)...................................    CLASS B      211.91      --      --      --      --
EQ/Fidelity Institutional AM/SM/ Large
 Cap(f)(h)...................................    CLASS K       33.26      --      --      --      --
EQ/Franklin Rising Dividends(f)(i)...........    CLASS B      232.46      --      --      --      --
EQ/Franklin Strategic Income(f)(j)...........    CLASS B      136.15      --      --      --      --
EQ/Global Bond PLUS..........................    CLASS B      135.52  137.76  131.64  130.75  135.92
EQ/Goldman Sachs Mid Cap Value(f)(k).........    CLASS B      182.47      --      --      --      --
EQ/Intermediate Government Bond..............    CLASS A       18.41   18.25   18.19   18.11   18.03
EQ/Intermediate Government Bond..............    CLASS B      125.27  124.24  123.82  123.26  122.74
EQ/International Equity Index................    CLASS A       13.46   15.87   12.88   12.60   12.87
EQ/International Equity Index................    CLASS B      136.17  160.52  130.27  127.47  130.25
EQ/Invesco Comstock..........................    CLASS B      215.50  245.99  208.50  177.64  189.36
EQ/Invesco Global Real Estate(f)(l)..........    CLASS B      164.67      --      --      --      --
EQ/Invesco International Growth(f)(m)........    CLASS B      142.11      --      --      --      --
EQ/Ivy Energy(f)(n)..........................    CLASS B       72.62      --      --      --      --
EQ/Ivy Mid Cap Growth(f)(o)..................    CLASS B      232.22      --      --      --      --
EQ/Ivy Science And Technology(f)(p)..........    CLASS B      169.19      --      --      --      --
EQ/JPMorgan Value Opportunities..............    CLASS A       16.66   19.69   16.73   13.76   14.08
EQ/JPMorgan Value Opportunities..............    CLASS B      327.29  386.87  328.64  270.42  276.74
EQ/Large Cap Growth Index....................    CLASS B      219.96  225.05  174.16  163.77  156.17
EQ/Large Cap Value Index.....................    CLASS B      125.20  137.42  121.61  104.41  109.25
EQ/Lazard Emerging Markets Equity(f)(q)......    CLASS B      108.31      --      --      --      --
EQ/MFS International Growth..................    CLASS B       21.58   23.81   18.03   17.68   17.64
EQ/MFS International Value(f)(r).............    CLASS B      198.35      --      --      --      --
EQ/MFS Utilities Series(f)(s)................    CLASS K       54.45      --      --      --      --
EQ/Mid Cap Index.............................    CLASS B      258.04  292.20  253.03  211.01  217.22

                                    FSA-109

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                              AT DECEMBER 31,
                                                                  ---------------------------------------
                                                                                UNIT VALUE
                                                                             LOWEST TO HIGHEST
                                                                  ---------------------------------------
                                                 SHARE CLASS+      2018    2017    2016    2015    2014
                                             -------------------- ------- ------- ------- ------- -------
EQ/Money Market.............................       CLASS A        $ 11.62 $ 11.47 $ 11.43 $ 11.43 $ 11.43
EQ/Money Market.............................       CLASS B         133.70  132.02  131.49  131.49  131.50
EQ/Pimco Real Return(f)(t)..................       CLASS B         123.20      --      --      --      --
EQ/Pimco Total Return(f)(u).................       CLASS B         129.93      --      --      --      --
EQ/PIMCO Ultra Short Bond...................       CLASS A          14.62   14.48   14.21   13.94   13.97
EQ/PIMCO Ultra Short Bond...................       CLASS B         124.24  123.07  120.78  118.43  118.75
EQ/Quality Bond PLUS........................       CLASS A          11.62   11.60   11.44   11.31   11.29
EQ/Quality Bond PLUS........................       CLASS B         173.62  173.41  171.04  169.05  168.67
EQ/Small Company Index......................       CLASS A          18.41   20.76   18.21   15.11   15.83
EQ/Small Company Index......................       CLASS B         332.45  374.84  328.79  272.79  285.84
EQ/T. Rowe Price Growth Stock...............       CLASS B          34.14   34.70   26.02   25.68   23.30
EQ/UBS Growth & Income......................       CLASS B         240.25  277.48  228.79  207.72  210.72
Fidelity(R) VIP Asset Manager Portfolio.....    INITIAL CLASS       21.62   22.84   20.01   19.42   19.39
Fidelity(R) VIP Growth & Income Portfolio...    INITIAL CLASS       24.03   26.40   22.59   19.46   19.91
Fidelity(R) VIP Growth & Income Portfolio...   SERVICE CLASS 2     220.09  242.37  207.84  179.47  184.15
Fidelity(R) VIP Mid Cap Portfolio...........   SERVICE CLASS 2     188.62  221.31  183.60  164.04  166.76
Franklin Income VIP Fund....................       CLASS 2          16.42   17.16   15.65   13.73   14.77
Franklin Mutual Shares VIP Fund.............       CLASS 2         173.91  191.25  176.51  152.09  159.99
Franklin Small Cap Value VIP Fund...........       CLASS 2         193.81  222.45  201.04  154.43  166.74
Invesco V.I. Diversified Dividend Fund......       SERIES I         13.43   14.53   13.38   11.66   11.42
Invesco V.I. Global Core Equity Fund........       SERIES I         16.72   19.74   16.07   15.04   15.26
Invesco V.I. Health Care Fund...............       SERIES I         32.26   31.97   27.60   31.17   30.22
Invesco V.I. Mid Cap Core Equity Fund.......      SERIES II        159.75  180.71  157.62  139.29  145.51
Invesco V.I. Small Cap Equity Fund..........      SERIES II        175.15  206.72  181.77  162.53  172.43
Invesco V.I. Technology Fund................       SERIES I         30.89   31.03   22.96   23.14   21.66
IVY VIP High Income.........................       CLASS II        119.67  122.25  114.60   98.63  105.50
IVY VIP Small Cap Growth....................       CLASS II        192.42  200.67  162.99  158.38  155.45
Janus Henderson Enterprise Portfolio........ INSTITUTIONAL SHARES   22.33   22.42   17.60   15.66   15.05
Janus Henderson Forty Portfolio............. INSTITUTIONAL SHARES   28.39   27.84   21.36   20.91   18.63
Janus Henderson Global Research Portfolio... INSTITUTIONAL SHARES   14.89   15.99   12.59   12.34   12.62
Janus Henderson Mid Cap Value Portfolio.....    SERVICE SHARES      29.07   33.73   29.68   24.99   25.95
Janus Henderson Overseas Portfolio.......... INSTITUTIONAL SHARES   18.67   21.95   16.74   17.90   19.58
MFS(R) Investors Trust Series...............    SERVICE CLASS      218.20  231.41  188.10  173.66  173.74
MFS(R) Massachusetts Investors Growth Stock
 Portfolio(a)...............................    SERVICE CLASS      243.20  241.81  188.77  178.35      --
Morgan Stanley Variable Insurance Fund Inc.
 Emerging Markets Debt Portfolio............       CLASS I          30.96   33.27   30.33   27.43   27.71
Multimanager Aggressive Equity..............       CLASS B         198.63  199.05  152.70  147.63  141.96
Multimanager Core Bond......................       CLASS A          14.55   14.61   14.18   13.82   13.80
Multimanager Core Bond......................       CLASS B         183.79  184.52  179.14  174.54  174.31
Multimanager Mid Cap Growth.................       CLASS B         403.71  428.45  338.26  316.79  321.69
Multimanager Mid Cap Value..................       CLASS B         262.46  300.80  275.28  231.18  244.76
Multimanager Technology.....................       CLASS B         588.13  574.94  413.27  379.34  356.88
PIMCO CommodityRealReturn(R) Strategy
 Portfolio..................................    ADVISOR CLASS       62.55   72.91   71.44   62.19   83.66
T. Rowe Price Equity Income Portfolio.......       CLASS II        189.91  210.29  181.71  152.88  164.58
Target 2025 Allocation(b)...................       CLASS B         109.58  116.76  101.16   94.18      --
Target 2035 Allocation(b)...................       CLASS B         110.83  119.39  101.38   93.85      --
Target 2045 Allocation(b)...................       CLASS B         111.69  121.38  101.41   93.31      --
Target 2055 Allocation(b)...................       CLASS B         114.10  125.09  102.71   93.79      --
Templeton Developing Markets VIP Fund.......       CLASS 2         109.63  130.20   92.73   78.96   98.21

                                    FSA-110

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                        AT DECEMBER 31,
                                                            ---------------------------------------
                                                                          UNIT VALUE
                                                                       LOWEST TO HIGHEST
                                                            ---------------------------------------
                                              SHARE CLASS+   2018    2017    2016    2015    2014
                                              ------------- ------- ------- ------- ------- -------
Templeton Global Bond VIP Fund...............    CLASS 2    $127.06 $124.64 $122.29 $118.80 $124.14
Templeton Growth VIP Fund....................    CLASS 2     154.60  181.56  153.21  139.77  149.46
VanEck VIP Emerging Markets Fund............. INITIAL CLASS   25.80   33.72   22.33   22.30   25.93
VanEck VIP Global Hard Assets Fund...........    CLASS S      59.79   83.53   85.21   59.42   89.52
VanEck VIP Global Hard Assets Fund........... INITIAL CLASS   27.33   38.11   38.77   26.97   40.53
VanEck VIP Unconstrained Emerging Markets
 Bond Fund .................................. INITIAL CLASS   21.19   22.57   20.11   18.90   21.74

                                                          AT DECEMBER 31,
                                              ---------------------------------------
                                                        NET ASSETS (000'S)
                                              ---------------------------------------
                                               2018    2017    2016    2015    2014
                                              ------- ------- ------- ------- -------
1290 VT Convertible Securities(c)............ $   382 $   224 $     3      --      --
1290 VT Doubleline Dynamic Allocation........   4,786   4,105   2,286 $ 1,172 $   531
1290 VT DoubleLine Opportunistic Bond(d).....     315      92      --      --      --
1290 VT Equity Income........................   7,776   9,504   9,336   8,771   9,503
1290 VT GAMCO Mergers & Acquisitions.........   2,114   1,894   1,578   1,420   1,360
1290 VT GAMCO Small Company Value............  29,563  30,131  22,611  16,874  16,825
1290 VT SmartBeta Equity(c)..................     204      44       7      --      --
1290 VT Socially Responsible.................     499     310     252     215     174
All Asset Growth-Alt 20(e)...................   8,784   8,434   4,233   3,278   2,898
American Funds Insurance Series(R) Global
 Small Capitalization Fund/SM/...............   1,541   1,020     389     243     132
American Funds Insurance Series(R) New World
 Fund(R).....................................   1,902   1,160     515     247     173
AXA 400 Managed Volatility...................     763   1,008     590     423     412
AXA 500 Managed Volatility...................   2,877   2,485   1,068     690     542
AXA 2000 Managed Volatility..................   1,091     942     567     406     390
AXA Aggressive Allocation....................  27,479  30,895  26,944  26,223  27,080
AXA Balanced Strategy........................  31,344  31,592  26,655  21,139  19,056
AXA Conservative Allocation..................   3,645   3,389   3,595   3,251   3,315
AXA Conservative Growth Strategy.............   8,402   7,707   6,097   5,255   4,789
AXA Conservative Strategy....................   2,414   2,387   2,300   2,150   1,927
AXA Conservative-Plus Allocation.............   6,058   6,441   6,430   6,194   6,323
AXA Global Equity Managed Volatility.........   7,944   9,053   7,267   6,955   7,015
AXA Growth Strategy..........................  42,362  38,198  29,042  23,378  19,989
AXA International Core Managed Volatility....   3,875   4,463   3,591   3,434   3,486
AXA International Managed Volatility.........   1,018     887     392     329     276
AXA International Value Managed Volatility...   4,058   4,927   4,038   4,033   4,162
AXA Large Cap Core Managed Volatility........   2,874   3,051   2,493   2,241   2,243
AXA Large Cap Growth Managed Volatility......   8,265   8,522   6,593   6,171   5,971
AXA Large Cap Value Managed Volatility.......   6,797   7,348   6,587   5,804   6,288
AXA Mid Cap Value Managed Volatility.........   4,528   5,116   4,423   3,718   3,861
AXA Moderate Allocation......................  36,841  41,831  38,053  36,221  36,873
AXA Moderate Growth Strategy.................  89,849  86,793  69,844  57,552  51,266
AXA Moderate-Plus Allocation.................  83,469  93,075  83,255  79,650  82,170
AXA/AB Small Cap Growth......................   6,546   6,231   4,761   3,765   3,447
AXA/Clearbridge Large Cap Growth.............   8,018   7,946   6,430   5,985   5,595
AXA/Janus Enterprise.........................   8,948   9,318   7,040   7,050   7,094
AXA/Loomis Sayles Growth.....................   7,372   6,017   3,336   1,984   1,733
Charter/SM/ Multi-Sector Bond................   2,626   2,314   2,038   1,863   1,829
Charter/SM/ Small Cap Growth.................   1,785   1,739   2,068   1,990   2,057
Charter/SM/ Small Cap Value..................   1,092   1,215   1,137     873     985

                                    FSA-111

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                          AT DECEMBER 31,
                                              ---------------------------------------
                                                        NET ASSETS (000'S)
                                              ---------------------------------------
                                               2018    2017    2016    2015    2014
                                              ------- ------- ------- ------- -------
Dreyfus Stock Index Fund, Inc................ $19,234 $22,238 $22,732 $21,920 $23,401
EQ/American Century Mid Cap Value(f)(g)......   7,574      --      --      --      --
EQ/BlackRock Basic Value Equity..............  12,909  13,279  10,862   8,435   8,016
EQ/Capital Guardian Research.................   2,143   2,018   1,355   1,132     876
EQ/Common Stock Index........................  34,253  28,280  18,612  13,436  11,085
EQ/Core Bond Index...........................  13,627  13,286  12,200  12,315  12,841
EQ/Equity 500 Index..........................  48,556  42,200  27,945  20,203  15,128
EQ/Fidelity Institutional AM/SM/ Large
 Cap(f)(h)...................................  11,514      --      --      --      --
EQ/Franklin Rising Dividends(f)(i)...........   7,450      --      --      --      --
EQ/Franklin Strategic Income(f)(j)...........   6,529      --      --      --      --
EQ/Global Bond PLUS..........................   2,789   2,549   1,927   1,696   1,700
EQ/Goldman Sachs Mid Cap Value(f)(k).........   1,500      --      --      --      --
EQ/Intermediate Government Bond..............   6,382   6,720   7,077   7,284   7,904
EQ/International Equity Index................  10,861  11,661   8,355   7,661   7,457
EQ/Invesco Comstock..........................   3,876   3,978   3,494   2,808   2,963
EQ/Invesco Global Real Estate(f)(l)..........   5,240      --      --      --      --
EQ/Invesco International Growth(f)(m)........   4,061      --      --      --      --
EQ/Ivy Energy(f)(n)..........................   2,180      --      --      --      --
EQ/Ivy Mid Cap Growth(f)(o)..................   5,618      --      --      --      --
EQ/Ivy Science And Technology(f)(p)..........   5,428      --      --      --      --
EQ/JPMorgan Value Opportunities..............   5,948   5,361   2,325   1,331   1,122
EQ/Large Cap Growth Index....................   7,362   6,441   3,794   3,278   2,595
EQ/Large Cap Value Index.....................   5,179   4,434   2,987   2,015   1,905
EQ/Lazard Emerging Markets Equity(f)(q)......   8,665      --      --      --      --
EQ/MFS International Growth..................   9,403   8,689   5,941   5,613   5,341
EQ/MFS International Value(f)(r).............  14,495      --      --      --      --
EQ/MFS Utilities Series(f)(s)................      43      --      --      --      --
EQ/Mid Cap Index.............................   8,749   8,761   6,358   4,582   4,481
EQ/Money Market..............................   9,680  11,051   9,965   9,567   8,770
EQ/Pimco Real Return(f)(t)...................   5,315      --      --      --      --
EQ/Pimco Total Return(f)(u)..................  11,575      --      --      --      --
EQ/PIMCO Ultra Short Bond....................   5,087   4,837   4,639   4,281   4,180
EQ/Quality Bond PLUS.........................   2,597   2,345   2,029   1,839   1,653
EQ/Small Company Index.......................   9,259   9,749   7,591   5,980   6,180
EQ/T. Rowe Price Growth Stock................  15,775  13,729   9,340   8,247   6,563
EQ/UBS Growth & Income.......................   1,781   1,862   1,193   1,137     991
Fidelity(R) VIP Asset Manager Portfolio......       7       9       8       7       7
Fidelity(R) VIP Growth & Income Portfolio....   2,208   2,409   1,851   1,438   1,283
Fidelity(R) VIP Mid Cap Portfolio............   4,027   3,924   2,446   1,819   1,622
Franklin Income VIP Fund.....................     286     371     393     372     395
Franklin Mutual Shares VIP Fund..............     614     606     369     306     374
Franklin Small Cap Value VIP Fund............   1,194   1,082     735     293     269
Invesco V.I. Diversified Dividend Fund.......   2,375   2,623   2,859   2,594   2,635
Invesco V.I. Global Core Equity Fund.........       2       2       2       2       3
Invesco V.I. Health Care Fund................      44      68      68      91      88
Invesco V.I. Mid Cap Core Equity Fund........     914   1,009     523     399     371
Invesco V.I. Small Cap Equity Fund...........     833     815     584     465     305
Invesco V.I. Technology Fund.................      33      59      44      43      39
IVY VIP High Income..........................   7,287   5,471   3,629   1,868   1,531
IVY VIP Small Cap Growth.....................   2,086   1,841   1,357   1,108     774
Janus Henderson Enterprise Portfolio.........     508     516     432     455     429

                                    FSA-112

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                            AT DECEMBER 31,
                                              -------------------------------------------
                                                           NET ASSETS (000'S)
                                              -------------------------------------------
                                                2018     2017     2016     2015     2014
                                              -------  -------  -------  -------  -------
Janus Henderson Forty Portfolio.............. $ 1,443  $ 1,807  $ 1,945  $ 2,183  $ 2,209
Janus Henderson Global Research Portfolio....      20       22      350      405      368
Janus Henderson Mid Cap Value Portfolio......   1,955    2,316    2,682    2,452    2,528
Janus Henderson Overseas Portfolio...........     148      182      126      125      131
MFS(R) Investors Trust Series................     495      460      287      211      191
MFS(R) Massachusetts Investors Growth Stock
 Portfolio(a)................................     876      650      315      175       --
Morgan Stanley Variable Insurance Fund Inc.
 Emerging Markets Debt Portfolio.............      97      121      146      153      152
Multimanager Aggressive Equity...............   4,030    3,690    3,479    3,239    3,001
Multimanager Core Bond.......................  13,765   13,707   12,841   12,019   12,157
Multimanager Mid Cap Growth..................   1,818    1,715    1,247    1,041      995
Multimanager Mid Cap Value...................   1,811    2,056    1,933    1,615    1,725
Multimanager Technology......................   9,501    7,819    5,033    4,055    3,543
PIMCO CommodityRealReturn(R) Strategy
 Portfolio...................................   1,964    1,832    1,193      875      863
T. Rowe Price Equity Income Portfolio........   1,955    1,487    1,005      727      688
Target 2025 Allocation(e)....................     221      184      128       59       --
Target 2035 Allocation(e)....................     546      260       46       16       --
Target 2045 Allocation(e)....................     818      546       51        4       --
Target 2055 Allocation(e)....................   1,000      284       40        1       --
Templeton Developing Markets VIP Fund........   2,047    2,082    1,104   12,093   15,054
Templeton Global Bond VIP Fund...............   7,546    6,303    5,319   19,683   20,211
Templeton Growth VIP Fund....................     621      626      464      379      382
VanEck VIP Emerging Markets Fund.............   1,437    1,938    1,181    1,235    1,477
VanEck VIP Global Hard Assets Fund...........   2,372    2,976    2,955    1,881    2,014
VanEck VIP Unconstrained Emerging Markets
 Bond Fund...................................     791      893      705      698      820
                                                            AT DECEMBER 31,
                                              -------------------------------------------
                                                               INVESTMENT
                                                             INCOME RATIO*
                                              -------------------------------------------
                                                2018     2017     2016     2015     2014
                                              -------  -------  -------  -------  -------
1290 VT Convertible Securities(c)............    3.22%    4.40%    3.12%    0.00%    0.00%
1290 VT Doubleline Dynamic Allocation........    1.84     0.69     1.94     1.13     2.46
1290 VT DoubleLine Opportunistic Bond(d).....    5.32     3.04       --       --       --
1290 VT Equity Income........................    1.92     1.69     2.06     1.57     1.60
1290 VT GAMCO Mergers & Acquisitions.........    1.55     0.18     0.01       --       --
1290 VT GAMCO Small Company Value............    0.60     0.66     0.54     0.55     0.29
1290 VT SmartBeta Equity(c)..................    1.85     2.44     3.31       --       --
1290 VT Socially Responsible.................    1.32     0.83     1.26     1.14     0.61
All Asset Growth-Alt 20(e)...................    1.91     1.87     1.47     0.89     1.63
American Funds Insurance Series(R) Global
 Small Capitalization Fund/SM/...............    0.02     0.39     0.12       --     0.10
American Funds Insurance Series(R) New World
 Fund(R).....................................    0.82     1.04     0.80     0.59     1.33
AXA 400 Managed Volatility...................    0.92     0.81     0.81     0.59     0.44
AXA 500 Managed Volatility...................    1.20     1.35     1.45     1.05     0.69
AXA 2000 Managed Volatility..................    0.86     0.83     0.81     0.42     0.18
AXA Aggressive Allocation....................    1.58     1.52     0.94     0.95     1.61
AXA Balanced Strategy........................    1.23     1.35     0.99     1.04     1.22
AXA Conservative Allocation..................    1.61     1.08     1.00     0.83     0.89
AXA Conservative Growth Strategy.............    1.29     1.32     0.91     0.97     1.05
AXA Conservative Strategy....................    1.27     1.07     0.83     0.88     0.81
AXA Conservative-Plus Allocation.............    1.52     1.18     0.93     0.84     1.03
AXA Global Equity Managed Volatility.........    1.07     1.10     0.96     0.90     0.98
AXA Growth Strategy..........................    1.28     1.62     1.01     1.23     1.45

                                    FSA-113

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                          AT DECEMBER 31,
                                                   ----------------------------
                                                            INVESTMENT
                                                           INCOME RATIO*
                                                   ----------------------------
                                                   2018  2017  2016  2015  2014
                                                   ----  ----  ----  ----  ----
AXA International Core Managed Volatility......... 1.77% 1.69% 0.30% 0.06% 1.79%
AXA International Managed Volatility.............. 2.09  2.50  1.35  0.04  0.88
AXA International Value Managed Volatility........ 1.69  1.99  0.49  0.10  1.64
AXA Large Cap Core Managed Volatility............. 1.05  1.04  1.15  0.95  1.07
AXA Large Cap Growth Managed Volatility........... 0.50  0.50  0.59  0.29  0.26
AXA Large Cap Value Managed Volatility............ 2.59  1.55  1.74  1.61  1.60
AXA Mid Cap Value Managed Volatility.............. 1.26  1.10  1.29  0.78  0.60
AXA Moderate Allocation........................... 1.51  1.28  0.92  0.84  1.12
AXA Moderate Growth Strategy...................... 1.27  1.49  0.97  1.13  1.33
AXA Moderate-Plus Allocation...................... 1.59  1.41  0.91  0.90  1.34
AXA/AB Small Cap Growth........................... 0.14  0.31  0.39  0.05  0.07
AXA/Clearbridge Large Cap Growth.................. 0.18  0.08    --    --    --
AXA/Janus Enterprise..............................   --    --    --    --    --
AXA/Loomis Sayles Growth.......................... 0.10  0.20  0.39  0.13  0.11
Charter/SM/ Multi-Sector Bond..................... 2.44  1.70  2.12  1.59  2.68
Charter/SM/ Small Cap Growth...................... 3.84  2.70    --  0.26    --
Charter/SM/ Small Cap Value....................... 1.23  1.50  1.43  0.54  0.17
Dreyfus Stock Index Fund, Inc..................... 1.64  1.65  2.03  1.81  1.76
EQ/American Century Mid Cap Value(f)(g)........... 0.57    --    --    --    --
EQ/BlackRock Basic Value Equity................... 1.67  1.52  1.61  1.39  1.14
EQ/Capital Guardian Research...................... 0.61  0.86  0.94  0.65  0.75
EQ/Common Stock Index............................. 1.49  1.48  1.77  1.55  1.32
EQ/Core Bond Index................................ 1.91  1.68  1.53  1.48  1.33
EQ/Equity 500 Index............................... 1.60  1.62  1.87  1.85  1.49
EQ/Fidelity Institutional AM/SM/ Large Cap(f)(h).. 0.26    --    --    --    --
EQ/Franklin Rising Dividends(f)(i)................ 0.29    --    --    --    --
EQ/Franklin Strategic Income(f)(j)................ 0.71    --    --    --    --
EQ/Global Bond PLUS............................... 1.45  0.04  2.06  0.05  0.70
EQ/Goldman Sachs Mid Cap Value(f)(k).............. 0.22    --    --    --    --
EQ/Intermediate Government Bond................... 1.26  0.82  0.66  0.58  0.39
EQ/International Equity Index..................... 2.58  2.86  2.89  2.42  3.12
EQ/Invesco Comstock............................... 1.61  0.80  2.67  2.22  1.75
EQ/Invesco Global Real Estate(f)(l)............... 0.56    --    --    --    --
EQ/Invesco International Growth(f)(m)............. 0.21    --    --    --    --
EQ/Ivy Energy(f)(n)............................... 0.11    --    --    --    --
EQ/Ivy Mid Cap Growth(f)(o)....................... 0.01    --    --    --    --
EQ/Ivy Science And Technology(f)(p)...............   --    --    --    --    --
EQ/JPMorgan Value Opportunities................... 1.16  1.07  1.21  0.76  1.12
EQ/Large Cap Growth Index......................... 0.70  0.85  1.10  0.94  1.00
EQ/Large Cap Value Index.......................... 2.28  2.05  2.52  1.99  1.62
EQ/Lazard Emerging Markets Equity(f)(q)........... 0.18    --    --    --    --
EQ/MFS International Growth....................... 0.96  0.86  1.02  0.61  0.96
EQ/MFS International Value(f)(r)..................   --    --    --    --    --
EQ/MFS Utilities Series(f)(s)..................... 0.42    --    --    --    --
EQ/Mid Cap Index.................................. 1.15  1.02  1.20  0.89  0.83
EQ/Money Market................................... 1.25  0.40    --    --    --
EQ/PIMCO Real Return(f)(t)........................ 0.46    --    --    --    --
EQ/PIMCO Total Return(f)(u)....................... 0.69    --    --    --    --
EQ/PIMCO Ultra Short Bond......................... 2.01  1.29  1.06  0.49  0.40
EQ/Quality Bond PLUS.............................. 1.81  1.28  1.22  1.12  1.05

                                    FSA-114

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                           AT DECEMBER 31,
                                                   ------------------------------
                                                             INVESTMENT
                                                            INCOME RATIO*
                                                   ------------------------------
                                                   2018   2017  2016   2015  2014
                                                   ----  -----  ----  -----  ----
EQ/Small Company Index............................ 0.99%  1.12% 1.21%  0.92% 0.80%
EQ/T. Rowe Price Growth Stock.....................   --     --    --     --    --
EQ/UBS Growth & Income............................ 0.36   0.32  0.89   0.62  0.68
Fidelity(R) VIP Asset Manager Portfolio........... 1.41   1.90  1.54   1.61  1.27
Fidelity(R) VIP Growth & Income Portfolio......... 0.23   1.29  1.78   2.10  1.75
Fidelity(R) VIP Mid Cap Portfolio................. 0.42   0.53  0.35   0.27  0.02
Franklin Income VIP Fund.......................... 4.75   4.05  4.94   4.58  5.34
Franklin Mutual Shares VIP Fund................... 2.46   2.43  1.95   3.04  2.10
Franklin Small Cap Value VIP Fund................. 0.88   0.50  0.75   0.63  0.62
Invesco V.I. Diversified Dividend Fund............ 2.40   1.57  1.29   1.70  1.71
Invesco V.I. Global Core Equity Fund.............. 1.06   1.14  1.04   1.34  1.97
Invesco V.I. Health Care Fund.....................   --   0.36    --     --    --
Invesco V.I. Mid Cap Core Equity Fund............. 0.11   0.31    --   0.11    --
Invesco V.I. Small Cap Equity Fund................   --     --    --     --    --
Invesco V.I. Technology Fund......................   --     --    --     --    --
IVY VIP High Income............................... 6.05   5.19  6.33   5.80  4.50
IVY VIP Small Cap Growth.......................... 0.37     --    --     --    --
Janus Henderson Enterprise Portfolio.............. 0.24   0.25  0.15   0.65  0.16
Janus Henderson Forty Portfolio...................   --     --    --     --  0.16
Janus Henderson Global Research Portfolio......... 1.14   0.86  1.08   0.65  1.06
Janus Henderson Mid Cap Value Portfolio........... 0.90   0.69  0.90   1.04  1.25
Janus Henderson Overseas Portfolio................ 1.76   1.68  4.46   0.60  2.96
MFS(R) Investors Trust Series..................... 0.46   0.59  0.59   0.71  0.94
MFS(R) Massachusetts Investors Growth Stock
 Portfolio(a)..................................... 0.39   0.43  0.37   0.47    --
Morgan Stanley Variable Insurance Fund Inc.
 Emerging Markets Debt Portfolio.................. 5.54   5.13  5.46   5.35  5.75
Multimanager Aggressive Equity.................... 0.14   0.16  0.59   0.16  0.11
Multimanager Core Bond............................ 2.71   2.08  2.10   1.93  2.07
Multimanager Mid Cap Growth.......................   --     --  0.11     --    --
Multimanager Mid Cap Value........................ 0.77   0.78  1.08   0.70  0.46
Multimanager Technology........................... 0.17     --  0.01     --    --
PIMCO CommodityRealReturn(R) Strategy Portfolio... 1.96  10.85  1.04   4.08  0.27
T. Rowe Price Equity Income Portfolio............. 1.93   1.60  2.16   1.63  1.54
Target 2025 Allocation(b)......................... 1.82   1.70  2.66   7.35    --
Target 2035 Allocation(b)......................... 2.34   2.35  2.72   4.51    --
Target 2045 Allocation(b)......................... 1.93   2.39  3.89   1.79    --
Target 2055 Allocation(b)......................... 2.31   2.55  3.96  10.44    --
Templeton Developing Markets VIP Fund............. 0.84   0.93  0.87   2.06  1.48
Templeton Global Bond VIP Fund....................   --     --    --   7.82  5.07
Templeton Growth VIP Fund......................... 1.97   1.57  2.01   2.58  1.37
VanEck VIP Emerging Markets Fund.................. 0.29   0.39  0.46   0.54  0.51
VanEck VIP Global Hard Assets Fund................   --     --  0.38   0.03  0.04
VanEck VIP Unconstrained Emerging Markets Bond
 Fund............................................. 7.65   2.08    --   6.43  5.11

                                                                  AT DECEMBER 31,
                                                           ----------------------------
                                                                  EXPENSE RATIO**
                                                                 LOWEST TO HIGHEST
                                                           ----------------------------
                                              SHARE CLASS+ 2018  2017  2016  2015  2014
                                              ------------ ----  ----  ----  ----  ----
1290 VT Convertible Securities(c)............   CLASS B    0.00% 0.00% 0.00%   --    --
1290 VT Doubleline Dynamic Allocation........   CLASS B    0.00  0.00  0.00  0.00% 0.00%
1290 VT Doubleline Opportunistic Bond(d).....   CLASS B    0.00  0.00  0.00    --    --

                                    FSA-115

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                    AT DECEMBER 31,
                                                                             ----------------------------
                                                                                    EXPENSE RATIO**
                                                                                   LOWEST TO HIGHEST
                                                                             ----------------------------
                                                                SHARE CLASS+ 2018  2017  2016  2015  2014
                                                                ------------ ----  ----  ----  ----  ----
1290 VT Equity Income..........................................   CLASS A    0.00% 0.00% 0.00% 0.00% 0.00%
1290 VT Equity Income..........................................   CLASS B    0.00  0.00  0.00  0.00  0.00
1290 VT GAMCO Mergers & Acquisitions...........................   CLASS B    0.00  0.00  0.00  0.00  0.00
1290 VT GAMCO Small Company Value..............................   CLASS B    0.00  0.00  0.00  0.00  0.00
1290 VT Smartbeta Equity(c)....................................   CLASS B    0.00  0.00  0.00    --    --
1290 VT Socially Responsible...................................   CLASS A    0.00  0.00  0.00  0.00  0.00
1290 VT Socially Responsible...................................   CLASS B    0.00  0.00  0.00  0.00  0.00
All Asset Growth-Alt 20(e).....................................   CLASS B    0.00  0.00  0.00  0.00  0.00
American Funds Insurance Series(R) Global Small Capitalization
 Fund/SM/......................................................   CLASS 4    0.00  0.00  0.00  0.00  0.00
American Funds Insurance Series(R) New World Fund(R)...........   CLASS 4    0.00  0.00  0.00  0.00  0.00
AXA 400 Managed Volatility.....................................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA 500 Managed Volatility.....................................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA 2000 Managed Volatility....................................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA Aggressive Allocation......................................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA Balanced Strategy..........................................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA Conservative Allocation....................................   CLASS A    0.00  0.00  0.00  0.00  0.00
AXA Conservative Allocation....................................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA Conservative Growth Strategy...............................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA Conservative Strategy......................................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA Conservative-Plus Allocation...............................   CLASS A    0.00  0.00  0.00  0.00  0.00
AXA Conservative-Plus Allocation...............................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA Global Equity Managed Volatility...........................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA Growth Strategy............................................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA International Core Managed Volatility......................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA International Managed Volatility...........................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA International Value Managed Volatility.....................   CLASS A    0.00  0.00  0.00  0.00  0.00
AXA International Value Managed Volatility.....................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA Large Cap Core Managed Volatility..........................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA Large Cap Growth Managed Volatility........................   CLASS A    0.00  0.00  0.00  0.00  0.00
AXA Large Cap Growth Managed Volatility........................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA Large Cap Value Managed Volatility.........................   CLASS A    0.00  0.00  0.00  0.00  0.00
AXA Large Cap Value Managed Volatility.........................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA Mid Cap Value Managed Volatility...........................   CLASS A    0.00  0.00  0.00  0.00  0.00
AXA Mid Cap Value Managed Volatility...........................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA Moderate Allocation........................................   CLASS A    0.00  0.00  0.00  0.00  0.00
AXA Moderate Allocation........................................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA Moderate Growth Strategy...................................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA Moderate-Plus Allocation...................................   CLASS A    0.00  0.00  0.00  0.00  0.00
AXA Moderate-Plus Allocation...................................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA/AB Small Cap Growth........................................   CLASS A    0.00  0.00  0.00  0.00  0.00
AXA/AB Small Cap Growth........................................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA/Clearbridge Large Cap Growth...............................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA/Janus Enterprise...........................................   CLASS A    0.00  0.00  0.00  0.00  0.00
AXA/Janus Enterprise...........................................   CLASS B    0.00  0.00  0.00  0.00  0.00
AXA/Loomis Sayles Growth.......................................   CLASS B    0.00  0.00  0.00  0.00  0.00
Charter/SM/ Multi-Sector Bond..................................   CLASS B    0.00  0.00  0.00  0.00  0.00
Charter/SM/ Small Cap Growth...................................   CLASS B    0.00  0.00  0.00  0.00  0.00
Charter/SM/ Small Cap Value....................................   CLASS B    0.00  0.00  0.00  0.00  0.00

                                    FSA-116

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     AT DECEMBER 31,
                                                              ----------------------------
                                                                     EXPENSE RATIO**
                                                                    LOWEST TO HIGHEST
                                                              ----------------------------
                                               SHARE CLASS+   2018  2017  2016  2015  2014
                                              --------------- ----  ----  ----  ----  ----
Dreyfus Stock Index Fund, Inc................ INITIAL SHARES  0.00% 0.00% 0.00% 0.00% 0.00%
EQ/American Century Mid Cap Value(f)(g)......     CLASS B     0.00    --    --    --    --
EQ/Blackrock Basic Value Equity..............     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/Capital Guardian Research.................     CLASS A     0.00  0.00  0.00  0.00  0.00
EQ/Capital Guardian Research.................     CLASS B     0.00  0.00    --    --    --
EQ/Common Stock Index........................     CLASS A     0.00  0.00  0.00  0.00  0.00
EQ/Common Stock Index........................     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/Core Bond Index...........................     CLASS A     0.00  0.00  0.00  0.00  0.00
EQ/Core Bond Index...........................     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/Equity 500 Index..........................     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/Fidelity Institutional AM/SM/ Large
 Cap(f)(h)...................................     CLASS B     0.00    --    --    --    --
EQ/Fidelity Institutional AM/SM/ Large
 Cap(f)(h)...................................     CLASS K     0.00    --    --    --    --
EQ/Franklin Rising Dividends(f)(i)...........     CLASS B     0.00    --    --    --    --
EQ/Franklin Strategic Income(f)(j)...........     CLASS B     0.00    --    --    --    --
EQ/Global Bond Plus..........................     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/Goldman Sachs Mid Cap Value(f)(k).........     CLASS B     0.00    --    --    --    --
EQ/Intermediate Government Bond..............     CLASS A     0.00  0.00  0.00  0.00  0.00
EQ/Intermediate Government Bond..............     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/International Equity Index................     CLASS A     0.00  0.00  0.00  0.00  0.00
EQ/International Equity Index................     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/Invesco Comstock..........................     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/Invesco Global Real Estate(f)(l)..........     CLASS B     0.00    --    --    --    --
EQ/Invesco International Growth(f)(m)........     CLASS B     0.00    --    --    --    --
EQ/Ivy Energy(f)(n)..........................     CLASS B     0.00    --    --    --    --
EQ/Ivy Mid Cap Growth(f)(o)..................     CLASS B     0.00    --    --    --    --
EQ/Ivy Science And Technology(f)(p)..........     CLASS B     0.00    --    --    --    --
EQ/JPmorgan Value Opportunities..............     CLASS A     0.00  0.00  0.00  0.00  0.00
EQ/JPmorgan Value Opportunities..............     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/Large Cap Growth Index....................     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/Large Cap Value Index.....................     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/Lazard Emerging Markets Equity(f)(q)......     CLASS B     0.00    --    --    --    --
EQ/MFS International Growth..................     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/MFS International Value(f)(r).............     CLASS B     0.00    --    --    --    --
EQ/MFS Utilities Series(f)(s)................     CLASS K     0.00    --    --    --    --
EQ/Mid Cap Index.............................     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/Money Market..............................     CLASS A     0.00  0.00  0.00  0.00  0.00
EQ/Money Market..............................     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/PIMCO Real Return(f)(t)...................     CLASS B     0.00    --    --    --    --
EQ/PIMCO Total Return(f)(u)..................     CLASS B     0.00    --    --    --    --
EQ/PIMCO Ultra Short Bond....................     CLASS A     0.00  0.00  0.00  0.00  0.00
EQ/PIMCO Ultra Short Bond....................     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/Quality Bond Plus.........................     CLASS A     0.00  0.00  0.00  0.00  0.00
EQ/Quality Bond Plus.........................     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/Small Company Index.......................     CLASS A     0.00  0.00  0.00  0.00  0.00
EQ/Small Company Index.......................     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/T. Rowe Price Growth Stock................     CLASS B     0.00  0.00  0.00  0.00  0.00
EQ/UBS Growth & Income.......................     CLASS B     0.00  0.00  0.00  0.00  0.00
Fidelity(R) VIP Asset Manager Portfolio......  INITIAL CLASS  0.00  0.00  0.00  0.00  0.00
Fidelity(R) VIP Growth & Income Portfolio....  INITIAL CLASS  0.00  0.00  0.00  0.00  0.00
Fidelity(R) VIP Growth & Income Portfolio.... SERVICE CLASS 2 0.00  0.00  0.00  0.00  0.00

                                    FSA-117

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                             AT DECEMBER 31,
                                                                                   ----------------------------------
                                                                                             EXPENSE RATIO**
                                                                                            LOWEST TO HIGHEST
                                                                                   ----------------------------------
                                                                  SHARE CLASS+       2018    2017   2016   2015  2014
                                                              -------------------- ------   -----  -----  -----  ----
Fidelity(R) VIP Mid Cap Portfolio............................   SERVICE CLASS 2      0.00%   0.00%  0.00%  0.00% 0.00%
Franklin Income VIP Fund.....................................       CLASS 2          0.00    0.00   0.00   0.00  0.00
Franklin Mutual Shares VIP Fund..............................       CLASS 2          0.00    0.00   0.00   0.00  0.00
Franklin Small Cap Value VIP Fund............................       CLASS 2          0.00    0.00   0.00   0.00  0.00
Invesco V.I. Diversified Dividend Fund.......................       SERIES I         0.00    0.00   0.00   0.00  0.00
Invesco V.I. Global Core Equity Fund.........................       SERIES I         0.00    0.00   0.00   0.00  0.00
Invesco V.I. Health Care Fund................................       SERIES I         0.00    0.00   0.00   0.00  0.00
Invesco V.I. Mid Cap Core Equity Fund........................      SERIES II         0.00    0.00   0.00   0.00  0.00
Invesco V.I. Small Cap Equity Fund...........................      SERIES II         0.00    0.00   0.00   0.00  0.00
Invesco V.I. Technology Fund.................................       SERIES I         0.00    0.00   0.00   0.00  0.00
Ivy Vip High Income..........................................       CLASS II         0.00    0.00   0.00   0.00  0.00
Ivy Vip Small Cap Growth.....................................       CLASS II         0.00    0.00   0.00   0.00  0.00
Janus Henderson Enterprise Portfolio......................... INSTITUTIONAL SHARES   0.00    0.00   0.00   0.00  0.00
Janus Henderson Forty Portfolio.............................. INSTITUTIONAL SHARES   0.00    0.00   0.00   0.00  0.00
Janus Henderson Global Research Portfolio.................... INSTITUTIONAL SHARES   0.00    0.00   0.00   0.00  0.00
Janus Henderson Mid Cap Value Portfolio......................    SERVICE SHARES      0.00    0.00   0.00   0.00  0.00
Janus Henderson Overseas Portfolio........................... INSTITUTIONAL SHARES   0.00    0.00   0.00   0.00  0.00
MFS(R) Investors Trust Series................................    SERVICE CLASS       0.00    0.00   0.00   0.00  0.00
MFS(R) Massachusetts Investors Growth Stock Portfolio(a).....    SERVICE CLASS       0.00    0.00   0.00   0.00    --
Morgan Stanley Variable Insurance Fund Inc. Emerging Markets
 Debt Portfolio..............................................       CLASS I          0.00    0.00   0.00   0.00  0.00
Multimanager Aggressive Equity...............................       CLASS B          0.00    0.00   0.00   0.00  0.00
Multimanager Core Bond.......................................       CLASS A          0.00    0.00   0.00   0.00  0.00
Multimanager Core Bond.......................................       CLASS B          0.00    0.00   0.00   0.00  0.00
Multimanager Mid Cap Growth..................................       CLASS B          0.00    0.00   0.00   0.00  0.00
Multimanager Mid Cap Value...................................       CLASS B          0.00    0.00   0.00   0.00  0.00
Multimanager Technology......................................       CLASS B          0.00    0.00   0.00   0.00  0.00
PIMCO CommodityRealReturn(R) Strategy Portfolio..............    ADVISOR CLASS       0.00    0.00   0.00   0.00  0.00
T. Rowe Price Equity Income Portfolio........................       CLASS II         0.00    0.00   0.00   0.00  0.00
Target 2025 Allocation(b)....................................       CLASS B          0.00    0.00   0.00     --    --
Target 2035 Allocation(b)....................................       CLASS B          0.00    0.00   0.00     --    --
Target 2045 Allocation(b)....................................       CLASS B          0.00    0.00   0.00     --    --
Target 2055 Allocation(b)....................................       CLASS B          0.00    0.00   0.00     --    --
Templeton Developing Markets VIP Fund........................       CLASS 2          0.00    0.00   0.00   0.00  0.00
Templeton Global Bond VIP Fund...............................       CLASS 2          0.00    0.00   0.00   0.00  0.00
Templeton Growth VIP Fund....................................       CLASS 2          0.00    0.00   0.00   0.00  0.00
Vaneck VIP Emerging Markets Fund.............................    INITIAL CLASS       0.00    0.00   0.00   0.00  0.00
Vaneck VIP Global Hard Assets Fund...........................       CLASS S          0.00    0.00   0.00   0.00  0.00
Vaneck VIP Global Hard Assets Fund...........................    INITIAL CLASS       0.00    0.00   0.00   0.00  0.00
Vaneck VIP Unconstrained Emerging Markets Bond Fund..........    INITIAL CLASS       0.00    0.00   0.00   0.00  0.00
                                                                                             AT DECEMBER 31,
                                                                                   ----------------------------------
                                                                                             TOTAL RETURN***
                                                                                            LOWEST TO HIGHEST
                                                                                   ----------------------------------
                                                                  SHARE CLASS+       2018    2017   2016   2015  2014
                                                              -------------------- ------   -----  -----  -----  ----
1290 VT Convertible Securities(c)............................       CLASS B         (4.26)% 14.27% 10.09%    --%   --%
1290 VT Doubleline Dynamic Allocation........................       CLASS B         (4.12)   9.61   8.61  (3.72) 2.42
1290 VT DoubleLine Opportunistic Bond(d).....................       CLASS B         (0.94)   1.58     --     --    --
1290 VT Equity Income........................................       CLASS A        (11.70)  15.83  13.00  (1.68) 8.66
1290 VT Equity Income........................................       CLASS B        (11.69)  15.84  12.99  (1.70) 8.67

                                    FSA-118

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                          AT DECEMBER 31,
                                                                               ------------------------------------
                                                                                          TOTAL RETURN***
                                                                                         LOWEST TO HIGHEST
                                                                               ------------------------------------
                                                                 SHARE CLASS+    2018    2017   2016   2015    2014
                                                                -------------- ------   -----  -----  ------  -----
1290 VT GAMCO Mergers & Acquisitions...........................    CLASS B      (4.91)%  6.18%  7.69%   2.62%  1.64%
1290 VT GAMCO Small Company Value..............................    CLASS B     (15.58)  16.09  23.28   (5.71)  3.06
1290 VT SmartBeta Equity(c)....................................    CLASS B      (6.08)  21.72   3.78      --     --
1290 VT Socially Responsible...................................    CLASS A      (4.35)  20.00  10.00      --  14.00
1290 VT Socially Responsible...................................    CLASS B      (4.37)  20.40   9.96    0.48  13.61
All Asset Growth-Alt 20(e).....................................    CLASS B      (7.54)  15.87   9.58   (3.95)  2.37
American Funds Insurance Series(R) Global Small Capitalization
 Fund/SM/......................................................    CLASS 4     (10.81)  25.62   1.85   (0.02)  1.88
American Funds Insurance Series(R) New World Fund(R)...........    CLASS 4     (14.25)  29.06   5.05   (3.38) (8.13)
AXA 400 Managed Volatility.....................................    CLASS B     (12.27)  15.23  19.68   (3.11)  8.80
AXA 500 Managed Volatility.....................................    CLASS B      (6.06)  20.75  11.03    0.37  12.59
AXA 2000 Managed Volatility....................................    CLASS B     (11.92)  13.85  20.53   (5.10)  4.06
AXA Aggressive Allocation......................................    CLASS B      (8.72)  19.10   8.78   (1.75)  4.72
AXA Balanced Strategy..........................................    CLASS B      (4.18)   9.85   5.98   (0.64)  4.40
AXA Conservative Allocation....................................    CLASS A      (1.62)   5.02   2.86   (0.24)  2.60
AXA Conservative Allocation....................................    CLASS B      (1.56)   4.95   2.92   (0.24)  2.62
AXA Conservative Growth Strategy...............................    CLASS B      (3.25)   7.98   4.96   (0.46)  3.82
AXA Conservative Strategy......................................    CLASS B      (1.40)   4.27   2.83   (0.17)  2.61
AXA Conservative-Plus Allocation...............................    CLASS A      (3.62)   8.79   4.76   (0.63)  3.09
AXA Conservative-Plus Allocation...............................    CLASS B      (3.64)   8.82   4.73   (0.65)  3.16
AXA Global Equity Managed Volatility...........................    CLASS B     (12.16)  26.08   4.48   (1.73)  1.68
AXA Growth Strategy............................................    CLASS B      (6.08)  13.72   8.09   (0.98)  5.62
AXA International Core Managed Volatility......................    CLASS B     (14.89)  26.31   0.21   (4.34) (6.24)
AXA International Managed Volatility...........................    CLASS B     (14.45)  24.25  (0.12)  (2.40) (6.44)
AXA International Value Managed Volatility.....................    CLASS A     (16.51)  23.43   0.72   (3.15) (7.20)
AXA International Value Managed Volatility.....................    CLASS B     (16.49)  23.37   0.74   (3.16) (7.18)
AXA Large Cap Core Managed Volatility..........................    CLASS B      (6.42)  21.95   9.83    0.38  11.62
AXA Large Cap Growth Managed Volatility........................    CLASS A      (2.98)  29.23   5.52    4.03  11.08
AXA Large Cap Growth Managed Volatility........................    CLASS B      (2.98)  29.21   5.51    4.03  11.09
AXA Large Cap Value Managed Volatility.........................    CLASS A      (9.92)  13.84  15.34   (4.02) 12.25
AXA Large Cap Value Managed Volatility.........................    CLASS B      (9.93)  13.86  15.32   (4.01) 12.23
AXA Mid Cap Value Managed Volatility...........................    CLASS A     (13.30)  12.33  17.67   (3.55) 10.89
AXA Mid Cap Value Managed Volatility...........................    CLASS B     (13.29)  12.32  17.67   (3.54) 10.87
AXA Moderate Allocation........................................    CLASS A      (4.76)  11.03   5.41   (0.88)  2.97
AXA Moderate Allocation........................................    CLASS B      (4.77)  11.05   5.36   (0.88)  3.03
AXA Moderate Growth Strategy...................................    CLASS B      (5.13)  11.80   7.05   (0.79)  5.01
AXA Moderate-Plus Allocation...................................    CLASS A      (6.84)  14.88   7.30   (1.35)  3.78
AXA Moderate-Plus Allocation...................................    CLASS B      (6.84)  14.89   7.27   (1.30)  3.77
AXA/AB Small Cap Growth........................................    CLASS A      (7.88)  22.69  12.57   (2.92)  3.61
AXA/AB Small Cap Growth........................................    CLASS B      (7.88)  22.67  12.58   (2.91)  3.57
AXA/Clearbridge Large Cap Growth...............................    CLASS B      (0.35)  25.59   0.88    1.27   3.80
AXA/Janus Enterprise...........................................    CLASS A      (1.79)  27.91  (4.34)  (5.49) (0.71)
AXA/Janus Enterprise...........................................    CLASS B      (1.79)  27.90  (4.33)  (5.49) (0.71)
AXA/Loomis Sayles Growth.......................................    CLASS B      (2.97)  34.56   6.85   11.51   7.83
Charter/SM/ Multi-Sector Bond..................................    CLASS B      (0.50)   2.24   2.93   (0.64)  2.38
Charter/SM/ Small Cap Growth...................................    CLASS B      (5.02)  24.33   9.37   (6.03) (2.59)
Charter/SM/ Small Cap Value....................................    CLASS B     (12.98)  11.30  25.23  (13.13) (5.11)
Dreyfus Stock Index Fund, Inc.................................. INITIAL SHARES  (4.64)  21.54  11.71    1.10  13.43
EQ/American Century Mid Cap Value(f)(g)........................    CLASS B      (9.39)     --     --      --     --
EQ/BlackRock Basic Value Equity................................    CLASS B      (8.01)   8.11  17.96   (6.15)  9.70

                                    FSA-119

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                        AT DECEMBER 31,
                                                              -----------------------------------
                                                                        TOTAL RETURN***
                                                                       LOWEST TO HIGHEST
                                                              -----------------------------------
                                               SHARE CLASS+     2018    2017   2016   2015   2014
                                              --------------- ------   -----  -----  -----  -----
EQ/Capital Guardian Research.................     CLASS A      (4.84)% 25.45%  8.41%  1.92% 10.51%
EQ/Capital Guardian Research.................     CLASS B      (4.84)  25.44   8.42   1.91  10.51
EQ/Common Stock Index........................     CLASS A      (5.80)  20.45  11.71  (0.08) 12.09
EQ/Common Stock Index........................     CLASS B      (5.80)  20.47  11.69  (0.05) 12.05
EQ/Core Bond Index...........................     CLASS A       0.25    1.46   1.35   0.45   2.39
EQ/Core Bond Index...........................     CLASS B       0.25    1.46   1.38   0.44   2.41
EQ/Equity 500 Index..........................     CLASS B      (4.94)  21.04  11.23   0.79  12.97
EQ/Fidelity Institutional AM/SM/ Large
 Cap(f)(h)...................................     CLASS B     (11.07)     --     --     --     --
EQ/Fidelity Institutional AM/SM/ Large
 Cap(f)(h)...................................     CLASS K     (11.02)     --     --     --     --
EQ/Franklin Rising Dividends(f)(i)...........     CLASS B      (7.28)     --     --     --     --
EQ/Franklin Strategic Income(f)(j)...........     CLASS B      (1.14)     --     --     --     --
EQ/Global Bond PLUS..........................     CLASS B      (1.63)   4.65   0.68  (3.80)  0.89
EQ/Goldman Sachs Mid Cap Value(f)(k).........     CLASS B      (8.70)     --     --     --     --
EQ/Intermediate Government Bond..............     CLASS A       0.88    0.33   0.44   0.44   1.52
EQ/Intermediate Government Bond..............     CLASS B       0.83    0.34   0.45   0.42   1.53
EQ/International Equity Index................     CLASS A     (15.19)  23.21   2.22  (2.10) (6.94)
EQ/International Equity Index................     CLASS B     (15.17)  23.22   2.20  (2.13) (6.90)
EQ/Invesco Comstock..........................     CLASS B     (12.39)  17.98  17.37  (6.19)  8.92
EQ/Invesco Global Real Estate(f)(l)..........     CLASS B      (0.75)     --     --     --     --
EQ/Invesco International Growth(f)(m)........     CLASS B      (5.03)     --     --     --     --
EQ/Ivy Energy(f)(n)..........................     CLASS B     (31.47)     --     --     --     --
EQ/Ivy Mid Cap Growth(f)(o)..................     CLASS B      (9.35)     --     --     --     --
EQ/Ivy Science And Technology(f)(p)..........     CLASS B     (11.81)     --     --     --     --
EQ/JPMorgan Value Opportunities..............     CLASS A     (15.39)  17.69  21.58  (2.27) 14.38
EQ/JPMorgan Value Opportunities..............     CLASS B     (15.40)  17.72  21.53  (2.28) 14.38
EQ/Large Cap Growth Index....................     CLASS B      (2.26)  29.22   6.34   4.87  12.24
EQ/Large Cap Value Index.....................     CLASS B      (8.89)  13.00  16.47  (4.43) 12.63
EQ/Lazard Emerging Markets Equity(f)(q)......     CLASS B      (1.37)     --     --     --     --
EQ/MFS International Growth..................     CLASS B      (9.37)  32.06   1.98   0.23  (5.01)
EQ/MFS International Value(f)(r).............     CLASS B      (4.37)     --     --     --     --
EQ/MFS Utilities Series(f)(s)................     CLASS K      (2.61)     --     --     --     --
EQ/Mid Cap Index.............................     CLASS B     (11.69)  15.48  19.91  (2.86)  8.99
EQ/Money Market..............................     CLASS A       1.31    0.35   0.00   0.00   0.00
EQ/Money Market..............................     CLASS B       1.27    0.40     --  (0.01)  0.01
EQ/PIMCO Real Return(f)(t)...................     CLASS B       0.40    0.00     --   0.00   0.00
EQ/PIMCO Total Return(f)(u)..................     CLASS B       1.75      --     --     --     --
EQ/PIMCO Ultra Short Bond....................     CLASS A       0.97    1.90   1.94  (0.21)  0.14
EQ/PIMCO Ultra Short Bond....................     CLASS B       0.95    1.90   1.98  (0.27) (0.09)
EQ/Quality Bond PLUS.........................     CLASS A       0.17    1.40   1.15   0.18   2.92
EQ/Quality Bond PLUS.........................     CLASS B       0.12    1.39   1.18   0.23   2.90
EQ/Small Company Index.......................     CLASS A     (11.32)  14.00  20.52  (4.55)  4.83
EQ/Small Company Index.......................     CLASS B     (11.31)  14.01  20.53  (4.57)  4.85
EQ/T. Rowe Price Growth Stock................     CLASS B      (1.61)  33.36   1.32  10.21   8.68
EQ/UBS Growth & Income.......................     CLASS B     (13.42)  21.28  10.14  (1.42) 14.44
Fidelity(R) VIP Asset Manager Portfolio......  INITIAL CLASS   (5.34)  14.14   3.04   0.15   5.84
Fidelity(R) VIP Growth & Income Portfolio....  INITIAL CLASS   (8.98)  16.87  16.08  (2.26) 10.49
Fidelity(R) VIP Growth & Income Portfolio.... SERVICE CLASS 2  (9.19)  16.61  15.81  (2.54) 10.23
Fidelity(R) VIP Mid Cap Portfolio............ SERVICE CLASS 2 (14.77)  20.54  11.92  (1.63)  6.03
Franklin Income VIP Fund.....................     CLASS 2      (4.31)   9.65  13.98  (7.04)  4.60
Franklin Mutual Shares VIP Fund..............     CLASS 2      (9.07)   8.35  16.06  (4.94)  7.12

                                    FSA-120

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                               AT DECEMBER 31,
                                                                   ---------------------------------------
                                                                               TOTAL RETURN***
                                                                              LOWEST TO HIGHEST
                                                                   ---------------------------------------
                                                  SHARE CLASS+       2018    2017   2016     2015    2014
                                              -------------------- ------   -----  ------  ------   ------
Franklin Small Cap Value VIP Fund............       CLASS 2        (12.87)% 10.65%  30.18%  (7.38)%   0.57%
Invesco V.I. Diversified Dividend Fund.......       SERIES I        (7.57)   8.59   14.75    2.10    12.85
Invesco V.I. Global Core Equity Fund.........       SERIES I       (15.30)  22.84    6.85   (1.44)    0.73
Invesco V.I. Health Care Fund................       SERIES I         0.91   15.83  (11.45)   3.14    19.68
Invesco V.I. Mid Cap Core Equity Fund........      SERIES II       (11.60)  14.65   13.16   (4.27)    4.17
Invesco V.I. Small Cap Equity Fund...........      SERIES II       (15.27)  13.73   11.84   (5.74)    2.08
Invesco V.I. Technology Fund.................       SERIES I        (0.45)  35.15   (0.78)   6.83    11.02
IVY VIP High Income..........................       CLASS II        (2.11)   6.68   16.19   (6.51)    1.91
IVY VIP Small Cap Growth.....................       CLASS II        (4.11)  23.12    2.91    1.88     1.59
Janus Henderson Enterprise Portfolio......... INSTITUTIONAL SHARES  (0.40)  27.39   12.39    4.05    12.48
Janus Henderson Forty Portfolio.............. INSTITUTIONAL SHARES   1.98   30.34    2.15   12.24     8.76
Janus Henderson Global Research Portfolio.... INSTITUTIONAL SHARES  (6.88)  27.01    2.03   (2.22)    7.40
Janus Henderson Mid Cap Value Portfolio......    SERVICE SHARES    (13.82)  13.65   18.77   (3.70)    8.44
Janus Henderson Overseas Portfolio........... INSTITUTIONAL SHARES (14.94)  31.12   (6.48)  (8.58)  (11.88)
MFS(R) Investors Trust Series................    SERVICE CLASS      (5.71)  23.02    8.32   (0.05)   10.71
MFS(R) Massachusetts Investors Growth Stock
 Portfolio(a)................................    SERVICE CLASS       0.57   28.10    5.84   (1.63)    0.00
Morgan Stanley Variable Insurance Fund Inc.
 Emerging Markets Debt Portfolio.............       CLASS I         (6.94)   9.69   10.57   (1.01)    2.93
Multimanager Aggressive Equity...............       CLASS B         (0.21)  30.35    3.43    3.99    10.66
Multimanager Core Bond.......................       CLASS A         (0.41)   3.03    2.60    0.14     3.76
Multimanager Core Bond.......................       CLASS B         (0.40)   3.00    2.64    0.13     3.74
Multimanager Mid Cap Growth..................       CLASS B         (5.77)  26.66    6.78   (1.52)    4.86
Multimanager Mid Cap Value...................       CLASS B        (12.75)   9.27   19.08   (5.55)    5.34
Multimanager Technology......................       CLASS B          2.29   39.12    8.94    6.29    13.55
PIMCO CommodityRealReturn(R) Strategy
 Portfolio...................................    ADVISOR CLASS     (14.21)   2.06   14.87  (25.66)  (18.75)
T. Rowe Price Equity Income Portfolio........       CLASS II        (9.69)  15.73   18.86   (7.11)    7.11
Target 2025 Allocation(b)....................       CLASS B         (6.15)  15.42    7.41   (5.32)    0.00
Target 2035 Allocation(b)....................       CLASS B         (7.17)  17.76    8.02   (5.64)      --
Target 2045 Allocation(b)....................       CLASS B         (7.98)  19.69    8.68   (6.18)      --
Target 2055 Allocation(b)....................       CLASS B         (8.79)  21.79    9.51   (6.70)      --
Templeton Developing Markets VIP Fund........       CLASS 2        (15.80)  40.41   17.44  (19.60)   (8.39)
Templeton Global Bond VIP Fund...............       CLASS 2          1.94    1.92    2.94   (4.30)    1.83
Templeton Growth VIP Fund....................       CLASS 2        (14.85)  18.50    9.62   (6.48)   (2.82)
VanEck VIP Emerging Markets Fund.............    INITIAL CLASS     (23.49)  51.01    0.13  (14.23)   (0.42)
VanEck VIP Global Hard Assets Fund...........       CLASS S        (28.42)  (1.97)  43.40  (33.62)  (19.34)
VanEck VIP Global Hard Assets Fund...........    INITIAL CLASS     (28.29)  (1.70)  43.75  (33.46)  (19.10)
VanEck VIP Unconstrained Emerging Markets
 Bond Fund...................................    INITIAL CLASS      (6.11)  12.23    6.40  (13.06)    2.26

   --------
   (a)Units were made available on March 27, 2015.
   (b)Units were made available on May 26, 2015.
   (c)Units were made available on May 20, 2016.
   (d)Units were made available on May 19, 2017.
   (e)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a merger on May 19, 2017.
   (f)Units were made available on October 22, 2018.
   (g)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
   (h)EQ/Fidelity Institutional AMSM Large Cap replaced Fidelity(R) VIP Contrafund(R) Portfolio due to a substitution on October 22, 2018.
   (i)EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.
   (j)EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.
   (k)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
   (l)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
   (m)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
   (n)EQ/Ivy Energy replaced Ivy VIP Energy due to a substitution on October 22, 2018.

                                    FSA-121

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2018

8. Financial Highlights (Concluded)

   (o)EQ/Ivy Mid Cap Growth replaced Ivy VIP Mid Cap Growth due to a substitution on October 22, 2018.
   (p)EQ/Ivy Science And Technology replaced Ivy VIP Science And Technology due to a substitution on October 22, 2018.
   (q)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
   (r)EQ/MFS International Value replaced MFS(R) International Value Portfolio due to a substitution on October 22, 2018.
   (s)EQ/MFS Utilities Series replaced MFS(R) Utilities Series due to a substitution on October 22, 2018.
   (t)EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
   (u)EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
   ** This ratio represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
   ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. The total return is calculated for each period indicated from the effective date through the end of the reporting period.
  ****Share class reflects the shares of the portfolio that the Variable
      Investment Options invest in.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2018 through April 15, 2019, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-122

                             FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                                                                                                                   Page
                                                                                                                   -----
Report of Independent Registered Public Accounting Firm...........................................................  F-1

Financial Statements -- Statutory Basis:
 Balance Sheets -- Statutory Basis, December 31, 2018 and December 31, 2017.......................................  F-2
 Statements of Operations -- Statutory Basis, Years Ended December 31, 2018, 2017 and 2016........................  F-3
 Statements of Changes in Capital and Surplus -- Statutory Basis, Years Ended December 31, 2018, 2017 and 2016....  F-4
 Statements of Cash Flows -- Statutory Basis, Years Ended December 31, 2018, 2017 and 2016........................  F-5

Notes to Financial Statements -- Statutory Basis
 Note 1 -- Organization and Description of Business...............................................................  F-6
 Note 2 -- Summary Significant Accounting Policies................................................................  F-6
 Note 3 -- Investments............................................................................................ F-13
 Note 4 -- Joint Ventures, Partnerships and Limited Liability Companies........................................... F-18
 Note 5 -- Investment Income...................................................................................... F-18
 Note 6 -- Derivative Instruments................................................................................. F-18
 Note 7 -- Income Taxes........................................................................................... F-19
 Note 8 -- Information Concerning Parent, Subsidiaries and Affiliates............................................. F-22
 Note 9 -- Capital and Surplus and Shareholders Dividend Restrictions............................................. F-23
 Note 10 -- Commitments and Contingencies......................................................................... F-23
 Note 11 -- Fair value of Other Financial Instruments............................................................. F-25
 Note 12 -- Reinsurance Agreements................................................................................ F-27
 Note 13 -- Reserves for Life Contracts and Deposit Type Contracts................................................ F-28
 Note 14 -- Variable Annuity Contracts -- Guaranteed Minimum Death Benefit ("GMDB") and Guaranteed Minimum Income
            Benefit ("GMIB")...................................................................................... F-28
 Note 15 -- Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics.......... F-29
 Note 16 -- Premium and Annuity Considerations Deferred and Uncollected........................................... F-30
 Note 17 -- Separate Accounts..................................................................................... F-30
 Note 18 -- Loss/Claim Adjustment Expenses........................................................................ F-31
 Note 19 -- Debt and Federal Home Loan Bank....................................................................... F-33
 Note 20 -- Share-based Compensation.............................................................................. F-33
 Note 21 -- Subsequent Events..................................................................................... F-33

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

OPINION ON THE STATUTORY FINANCIAL STATEMENTS

We have audited the accompanying balance sheets -- statutory basis of MONY Life Insurance Company of America (the "Company") as of December 31, 2018 and 2017, and the related statements of operations -- statutory basis, of changes in capital and surplus -- statutory basis, and of cash flows - statutory basis for each of the three years in the period ended December 31, 2018, including the related notes (collectively referred to as the "statutory financial statements"). In our opinion, because of the effects of the matters discussed in the following paragraph, the statutory financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

As discussed in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Arizona Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. As discussed in Note 2, the effects on the statutory financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory financial statements and accounting principles generally accepted in the United States of America are material.

In our opinion, the statutory financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance.

BASIS FOR OPINION

These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's statutory financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these statutory financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the statutory financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, NY

April 12, 2019

We have served as the Company's auditor since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Company.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                       BALANCE SHEETS -- STATUTORY BASIS
                          DECEMBER 31, 2018 AND 2017

                                                      2018        2017
                                                   ----------  ----------
                                                        (IN MILLIONS)
ADMITTED ASSETS:
Cash and invested assets:
  Cash, cash equivalents and short-term
   investments.................................... $     48.8  $     37.7
  Fixed maturities................................    1,069.7     1,025.6
  Common stocks...................................       55.0        48.6
  Mortgage loans..................................       17.0        17.0
  Policy loans....................................      109.9        57.2
  Derivatives and other invested assets...........       19.7        89.3
                                                   ----------  ----------
   Total invested assets..........................    1,320.1     1,275.4
Investment due and accrued........................       11.3         9.6
Net deferred tax asset............................       14.3        10.5
Other assets......................................       78.3        12.3
Separate Accounts assets..........................    2,280.8     2,427.3
                                                   ----------  ----------
   TOTAL ASSETS................................... $  3,704.8  $  3,735.1
                                                   ==========  ==========

LIABILITIES AND CAPITAL AND SURPLUS:
Liabilities:
Policy reserves and deposit type-funds............ $  1,311.8  $  1,028.8
Policy and contract claims........................       22.1        14.3
Transfer to (from) Separate Accounts due and
  accrued.........................................     (193.1)     (185.8)
Asset valuation reserve...........................       15.8        14.9
Amounts withheld by company as agent..............       11.6        93.5
Other liabilities.................................       51.5        74.0
Separate Accounts liabilities.....................    2,262.7     2,408.4
                                                   ----------  ----------
   Total liabilities..............................    3,482.4     3,448.1
                                                   ----------  ----------

Commitments and contingencies (Note 10)

Capital and surplus:
  Common stock, $1.00 per share par value,
   5,000,000 shares authorized, 2,500,000 million
   shares issued and outstanding..................        2.5         2.5
  Paid-in surplus.................................      463.2       393.2
  Unassigned surplus (deficit)....................     (243.3)     (108.7)
                                                   ----------  ----------
   Total capital and surplus......................      222.4       287.0
                                                   ----------  ----------
   TOTAL LIABILITIES AND CAPITAL AND SURPLUS...... $  3,704.8  $  3,735.1
                                                   ==========  ==========

             See Notes to Financial Statements -- Statutory Basis.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                     2018      2017      2016
                                                   --------  --------  --------
                                                           (IN MILLIONS)
PREMIUMS AND OTHER REVENUES:
Premiums and annuity considerations............... $  591.4  $  519.4  $  457.9
Net investment income.............................     49.2      40.2      33.2
Commission and expense allowance on reinsurance
  ceded...........................................     25.1      27.4      26.6
Income from fees associated with Separate Accounts     49.1      49.5      49.4
Other income......................................      1.9       2.5       2.2
                                                   --------  --------  --------
   Total premiums and other revenues..............    716.7     639.0     569.3
                                                   --------  --------  --------

BENEFITS AND EXPENSES:
Policyholder benefits.............................    127.8      88.8      90.0
Increase (decrease) in reserves...................    282.2     253.9     205.5
Separate Accounts' modified coinsurance
  reinsurance.....................................    110.6     110.2     120.6
Commissions.......................................    118.0     109.9     103.0
Operating expenses................................    147.8     150.2     143.7
Transfer to or (from) Separate Accounts, net......     12.5     (17.3)    (62.6)
                                                   --------  --------  --------
   Total benefits and expenses....................    798.9     695.7     600.2
                                                   --------  --------  --------
Net gain (loss) from operations before federal
  income taxes ("FIT")............................    (82.2)    (56.7)    (30.9)
FIT expense (benefit) incurred (excluding tax on
  capital gains)..................................      7.6     (21.3)    (13.0)
                                                   --------  --------  --------
Net gain (loss) from operations...................    (89.8)    (35.4)    (17.9)
Net realized capital gains (losses), net of tax...      1.0      23.2      (5.1)
                                                   --------  --------  --------
   Net income (loss).............................. $  (88.8) $  (12.2) $  (23.0)
                                                   ========  ========  ========

             See Notes to Financial Statements -- Statutory Basis.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
        STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                                          UNASSIGNED
                                                    COMMON     PAID-IN     SURPLUS    TOTAL CAPITAL
                                                    STOCK      SURPLUS    (DEFICIT)    AND SURPLUS
                                                   --------- ----------- -----------  -------------
                                                                     (IN MILLIONS)
BALANCES AS OF JANUARY 1, 2016.................... $     2.5 $     393.2 $     (59.3)  $      336.4
   Net income (loss)..............................        --          --       (23.0)         (23.0)
   Change in net unrealized capital gains
     (losses), net of tax.........................        --          --        13.1           13.1
   Change in asset valuation reserve..............        --          --         1.3            1.3
   Change in net admitted deferred tax asset
     excluding tax on unrealized gains............        --          --         2.5            2.5
   Changes in surplus as a result of reinsurance..        --          --       (20.3)         (20.3)
   Other changes to surplus.......................        --          --        (7.3)          (7.3)
                                                   --------- ----------- -----------   ------------
BALANCES AS OF DECEMBER 31, 2016.................. $     2.5 $     393.2 $     (93.0)  $      302.7
                                                   ========= =========== ===========   ============

BALANCES AS OF JANUARY 1, 2017.................... $     2.5 $     393.2 $     (93.0)  $      302.7
   Net income (loss)..............................        --          --       (12.2)         (12.2)
   Change in net unrealized capital gains
     (losses), net of tax.........................        --          --        22.0           22.0
   Change in asset valuation reserve..............        --          --        (2.7)          (2.7)
   Change in net admitted deferred tax asset
     excluding tax on unrealized gains............        --          --        (6.5)          (6.5)
   Changes in surplus as a result of reinsurance..        --          --       (21.5)         (21.5)
   Other changes to surplus.......................        --          --         5.2            5.2
                                                   --------- ----------- -----------   ------------
BALANCES AS OF DECEMBER 31, 2017.................. $     2.5 $     393.2 $    (108.7)  $      287.0
                                                   ========= =========== ===========   ============

BALANCES AS OF JANUARY 1, 2018.................... $     2.5 $     393.2 $    (108.7)  $      287.0
   Net income (loss)..............................        --          --       (88.8)         (88.8)
   Change in net unrealized capital gains
     (losses), net of tax.........................        --          --       (28.1)         (28.1)
   Change in asset valuation reserve..............        --          --        (0.9)          (0.9)
   Change in net admitted deferred tax asset
     excluding tax on unrealized gains............        --          --         4.8            4.8
   Changes in surplus as a result of reinsurance..        --          --       (19.8)         (19.8)
   Other changes to surplus.......................        --          --        (1.8)          (1.8)
   Paid-in surplus................................        --        70.0          --           70.0
                                                   --------- ----------- -----------   ------------
BALANCES AS OF DECEMBER 31, 2018.................. $     2.5 $     463.2 $    (243.3)  $      222.4
                                                   ========= =========== ===========   ============

             See Notes to Financial Statements -- Statutory Basis.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                            2018      2017      2016
                                                          --------  --------  --------
                                                                  (IN MILLIONS)
CASH FROM OPERATIONS:
  Premiums and other considerations...................... $  593.9  $  516.6  $  457.2
  Net investment income..................................     47.6      37.0      32.1
  Other income...........................................     56.7      57.2      57.2
  Policyholder benefits..................................   (119.5)    (80.8)    (96.4)
  Net transfer (to) from Separate Accounts...............    (19.9)     (7.0)     50.7
  Commissions, expenses, other deductions................   (376.6)   (360.2)   (365.8)
  Federal income taxes (paid) recovered..................       --       7.8       6.9
                                                          --------  --------  --------
     NET CASH FROM (USED IN) OPERATIONS..................    182.2     170.6     141.9
                                                          --------  --------  --------

CASH FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured or repaid:
   Fixed maturities......................................    284.8     343.8      78.0
   Derivatives and other miscellaneous proceeds..........     44.9      77.2      20.1
                                                          --------  --------  --------
     Total investment proceeds...........................    329.7     421.0      98.1
  Cost of investments acquired:
   Fixed maturities......................................   (339.1)   (663.1)   (261.6)
   Common stocks.........................................     (2.0)       --        --
   Mortgage loans........................................       --        --     (17.0)
   Change in policy loans................................    (53.0)    (12.0)    (16.9)
   Derivatives and other miscellaneous payments..........     (9.7)    (40.6)    (32.7)
                                                          --------  --------  --------
     Total investments acquired..........................   (403.8)   (715.7)   (328.2)
                                                          --------  --------  --------
     NET CASH PROVIDED BY (USED IN) INVESTING
       ACTIVITIES........................................    (74.1)   (294.7)   (230.1)
                                                          --------  --------  --------

CASH FROM (USED IN) FINANCING ACTIVITIES AND
MISCELLANEOUS SOURCES:
  Amounts withheld or retained by company as agent.......    (81.9)     35.7      38.4
  Other cash provided (applied)..........................    (15.1)     18.8      (7.0)
                                                          --------  --------  --------
   NET CASH FROM (USED IN) FINANCING ACTIVITIES AND
     MISCELLANEOUS SOURCES...............................    (97.0)     54.5      31.4
                                                          --------  --------  --------

Net change in cash, cash equivalents, and short-term
  investments............................................     11.1     (69.6)    (56.8)
Cash, cash equivalents and short-term investments,
  beginning of year......................................     37.7     107.3     164.1
                                                          --------  --------  --------
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END
  OF YEAR................................................ $   48.8  $   37.7  $  107.3
                                                          ========  ========  ========

             See Notes to Financial Statements -- Statutory Basis.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

               NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS

1) ORGANIZATION AND DESCRIPTION OF BUSINESS

   MONY Life Insurance Company of America (herein referred to as either "MLOA" or the "Company") is an Arizona stock life insurance company whose primary business is to provide life insurance, annuity and group employee benefit products to both individuals and businesses. MLOA is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Equitable Holdings"). Prior to May 14, 2018, Equitable Holdings was a direct wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management. As of December 31, 2018, AXA owned approximately 59% of the outstanding common stock of Equitable Holdings.

   In 2013, the Company entered into a reinsurance agreement ("Reinsurance Agreement") with Protective Life Insurance Company ("Protective") to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business. For additional information on the Reinsurance Agreements see Note 12.

2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation

   USE OF ESTIMATES IN PREPARATION OF THE FINANCIAL STATEMENTS

   The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the period. Actual results could differ from those estimates.

   Some of the significant estimates include those used in determining measurement of an impairment; valuation of investments, including derivatives (in the absence of quoted market values) and the recognition of other than temporary impairments; aggregate reserves; claim liabilities; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters, if applicable.

   Significant Accounting Policies

   The accompanying financial statements of MLOA have been prepared in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance ("SAP").

   The Arizona Department of Insurance recognizes only SAP for determining and reporting the financial condition and results of operations of an insurance company in order to determine its solvency under the Arizona State Insurance Laws. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the State of Arizona. NAIC SAP is comprised of the Preamble, the Statements of Statutory Accounting Principles ("SSAP"), and Appendices.

   ACCOUNTING CHANGES

   Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles are reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. During 2018, 2017 and 2016, there were no new accounting changes that had a material effect on the Company's financial statements.

   NEW ACCOUNTING PRONOUNCEMENT:

   Principal based reserving ("PBR") is a new method of calculating life insurance reserves for term and universal life with secondary guarantees. Adoption of the PBR is optional until January 1, 2020, when it is effective and only applies to new business sold after the Company adopts the methodology. The Company has begun selling PBR-based universal life type products in 2018 and will continue to grow our portfolio of PBR-based products during the PBR phase in period.

   DIFFERENCE BETWEEN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("GAAP") AND SAP

   The differences between statutory surplus and capital stock determined in accordance with SAP and total shareholder's equity under GAAP are primarily:

    (a)the inclusion in SAP of an Asset Valuation Reserve ("AVR");

    (b)policy reserves and deposit life funds under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;

    (c)certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods;

    (d)under SAP, Federal income taxes are provided on the basis of amounts currently payable and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on earnings. Further, deferred tax assets are reflected to the extent the probability of realization is more likely than not and admissibility of deferred tax assets than are considered realizable is limited while under GAAP, current and deferred Federal income taxes are reported in both income and comprehensive income and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Deferred tax assets are subject to a similar realization assessment under GAAP;

    (e)the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral under SAP of interest-related realized capital gains and losses on fixed income investments through the Interest Maintenance Reserve ("IMR") intended to stabilize surplus from fluctuations in the value of the investment portfolio;

    (f)the valuation of the investment in AllianceBernstein L.P.
       ("AllianceBernstein") under SAP reflects a portion of the market value change rather than the equity in the underlying net assets as required under GAAP;

    (g)certain assets, primarily prepaid assets, certain deferred taxes and computer software development costs, are not admissible under SAP but are admissible under GAAP;

    (h)the fair valuing of all acquired assets and liabilities including VOBA and intangible assets required for GAAP purchase accounting is not recognized in SAP;

    (i)reserves and reinsurance recoverables on unpaid claims on reinsured business are netted in aggregate reserves and the liability for life policy claims, respectively, under SAP while under GAAP these reinsured amounts are reflected as an asset;

    (j)under SAP, premiums, regardless of policy type, are recognized when due and include the change in the deferred premium asset while under GAAP revenue recognition varies by product type and does not include the change in deferred premiums; and

    (k)derivatives unrealized gains and losses flow through surplus under SAP but through income under GAAP.

   The effects of the differences between GAAP and SAP on the accompanying statutory financial statements are material.

   Other Accounting Policies

   RECOGNITION OF PREMIUM AND RELATED EXPENSES

   Premiums, considerations and purchase payments are generally recognized as income when due. Payments on deposit-type contracts are recorded to the policy reserve. Policy acquisition costs incurred in connection with the acquiring of new business, such as commissions, underwriting, agency and policy issuance expenses, are charged to operations as incurred.

   REINSURANCE CEDED

   Policy and contract liabilities ceded to reinsurers under coinsurance agreements have been reported as reductions of the related reserves. Any reinsurance balance amounts deemed to be uncollectible are written off through a charge to earnings. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability for unauthorized reinsurers are credited or charged to surplus. Any increase in surplus net of tax resulting from a new reinsurance agreement is recognized as a direct credit to surplus. Recognition of the surplus increase as income is amortized net of tax as earnings emerge from the business reinsured, with no additional impact to surplus. Losses from new reinsurance treaties are expensed immediately.

   VALUATION OF INVESTMENTS

   Bonds, which consist of long-term bonds, are stated primarily at amortized cost in accordance with the valuation prescribed by the Department and the NAIC. Bonds rated by the NAIC are classified into six categories ranging from highest quality bonds to those in or near default. Bonds rated in the top five categories are generally valued at amortized cost while bonds rated at the lowest category are valued at lower of amortized cost or fair market value. The Company follows both the prospective and retrospective methods for amortizing bond premium and discount. Both methods require the recalculation of the effective yield at each reporting date if there has been a change in the underlying assumptions. For the prospective method, the recalculated yield will equate the carrying amount of the investment to the present value of the anticipated future cash flows. The recalculated yield is then used to accrue income on the investment balance for subsequent accounting periods. There are no accounting changes in the current period unless the undiscounted anticipated cash flow is less than the carrying amount of the investment. For the retrospective method, the recalculated yield is the rate that equates the present value of actual and anticipated future cash flows with the original cost of the investment. The current balance of the investment is increased or decreased to the amount that would have resulted had the revised yield been applied since inception and investment income is correspondingly decreased or increased. For other than temporary impairments, the cost basis of the bond excluding loan-backed and structured securities is written down to fair market value as a new cost basis and the amount of the write down is accounted for as a realized loss.

   Mortgage backed and assets backed bonds are amortized using the effective interest method including anticipated prepayments from the date of purchase; significant changes in the estimated cash flows from original purchase assumptions are accounted for using the retrospective method. Mortgage backed and asset backed bonds carrying values are adjusted for impairment deemed to be other than temporary through write-downs recorded as realized capital losses.

   Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominately used to value securities except issues in default; the prospective adjustment method was used to value issues in default and issues that have a variable interest rate.

   Publicly traded unaffiliated common stocks are stated at market value; common stocks not publicly traded are stated at fair value. Common stock values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses.

   Preferred stocks are included with fixed maturities. They are stated principally at amortized cost and are adjusted to regulatory mandated values through the establishment of a valuation allowance, and for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses. The preferred stock investments include real estate investment trusts ("REIT") nonredeemable and redeemable preferred stock. Preferred stock investments may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   Short-term investments are stated at cost or amortized cost, which approximates market value.

   Cash and cash equivalents includes cash on hand, money market funds, amounts due from banks, highly liquid debt instruments purchased with a maturity of three months or less, and certificates of deposit with a maturity of one year or less.

   Mortgage loans on real estate are stated at unpaid principal balances net of unamortized discounts or premiums, fees and valuation allowances. Valuation allowances are established for mortgage loans that are considered impaired by management and recorded based on the difference between collateral value less estimated sales costs and the amortized cost of the mortgage loan. A mortgage loan that is considered other than temporary impairment impaired by management is written down to collateral value less estimated sales costs with the write-down recorded as a realized capital loss. Mortgage loans for which foreclosure is probable are considered other than temporary impairment impaired by management.

   Policy loans are stated at unpaid principal balances.

   Equity partnership investments are accounted for using the equity method. Changes in the equity value are recorded to unrealized capital gains and losses, unless partnership values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses.

   Real estate acquired in satisfaction of debt is valued at the lower of unpaid principal balance or estimated fair value at the date of acquisition. Real estate held for investment is reviewed for impairment annually and whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Impaired real estate is written down to fair value with the impairment loss being included in net realized capital losses. Real estate which management has committed to disposing of by sale or abandonment is carried at the lower of estimated fair value less disposition costs or depreciated cost. Real estate held for sale is reviewed quarterly with the shortfall recorded as impairment with a corresponding charge to net realized capital losses. As of December 31, 2018, the Company has no real estate.

   Real estate joint ventures are reported principally on the equity method of accounting. The results of real estate joint ventures are adjusted for depreciation, write-downs and valuation allowances. As of December 31, 2018, the Company has no real estate joint ventures.

   Depreciation of directly owned real estate and real estate owned by joint ventures is computed using the straight line method, generally ranging from 40 to 50 years. As of December 31, 2018, the Company has no real estate.

   All insurance subsidiaries are reported at their respective statutory net equity values. Currently, the only affiliate investment the Company has is AllianceBernstein. The reporting valuation bases for all other subsidiaries (excluding AllianceBernstein L.P. ("AllianceBernstein")) are reported principally on the equity method of accounting. The Company adopted the market valuation method as the reporting valuation basis for its ownership of AllianceBernstein units in order to conform to the provisions of NAIC
   SAP. The Company and insurance affiliates petitioned and received from the Securities Valuation Office (SVO) a valuation of its AllianceBernstein units.

   Derivatives are used for asset/liability risk management. If the hedging relationship is effective, the derivative is accounted for in the same manner as the hedged item. If the derivative is not in an effective hedging relationship, the derivative is marked to fair value by recording an unrealized gain or loss (see Note 6 for additional information).

   In addition, MLOA has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies, or, for some counterparties, investment-grade corporate bonds.

   REALIZED INVESTMENT GAINS (LOSSES) AND UNREALIZED CAPITAL GAINS (LOSSES)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of net income. The change in unrealized capital gains (losses) is presented as a component of change in surplus.

   The AVR and IMR are required under SAP. The AVR for the General Account and Separate Accounts for which MLOA bears the investment risk is determined by a specified formula and provides for possible future investment losses through charges to capital and surplus. The AVR requires reserves for bonds, preferred stocks, common stocks, mortgage loans on real estate, real estate, and other investments. The IMR captures, for all types of fixed income investments, the realized investment gains and losses which result from changes in the overall level of interest rates. These deferred investment gains or losses are amortized into income over the remaining term to maturity of the investments sold.

   FAIR VALUE OF FINANCIAL INSTRUMENTS

   Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company determines fair value based upon quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   SEPARATE ACCOUNTS

   Separate Accounts' assets and liabilities represent primarily segregated funds administered and invested by the Company for the benefit of certain contract holders. Approximately 81 percent of these assets consist of securities reported at market value and 19 percent consist of fixed maturity securities carried at amortized cost in a book value Separate Accounts. Premiums, benefits and expenses of the Separate Accounts are included in the Company's Statements of Operations--Statutory Basis.

   Under the Protective Reinsurance Agreement, Separate Accounts products subject to the Agreement are ceded on a modified coinsurance ("MODCO") basis, with Separate Accounts' assets and liabilities remaining with MLOA. The Separate Accounts net gains from operations and fees associated with these Separate Accounts contracts (recorded to "Other income") and the Net transfers to or (from) Separate Accounts are ceded to Protective, and included in the "Separate Accounts' modified coinsurance reinsurance" line in the Statements of Operations -- Statutory Basis.

   NONADMITTED ASSETS

   Certain assets designated as "nonadmitted" (certain deferred taxes, prepaid expenses, furniture and equipment, leasehold improvements, accrued interest on certain investments, intangible asset, and non-operating system software expenses) are excluded from assets and statutory surplus.

   POLICY AND CONTRACT CLAIMS

   Policy and contract claim expenses are reported in the period when the Company determines they are incurred. The claim liability would include an estimate for claims incurred but not reported.

   AGGREGATE RESERVES

   Aggregate reserves for insurance and annuity policies are generally computed under the Commissioners' Reserve Valuation Method and Commissioners' Annuity Reserve Valuation Method, respectively, or otherwise under the net level premium method or comparable method, and are subject to reserve adequacy testing. Reserves for the indexed universal life products introduced in 2018 are principle-based reserves computed in accordance with NAIC VM-20.

   Benefit reserves are computed using statutory mortality and interest requirements and are generally determined without consideration of future withdrawals. Interest rates used in establishing such reserves range from 3.5% to 6.0% for life insurance reserves.

   FEDERAL INCOME TAXES

   The Company has a tax sharing agreement with Equitable Holdings and is included in a consolidated federal income tax return together with Equitable Holdings and other affiliates. In accordance with the tax sharing agreement, tax expense is based on a separate company computation. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis. For more information see Note 7.

   Revision of Prior Period Financial Statements

   During the second quarter of 2018 and 2016, management identified errors in the calculation of reserves, which included: (i) an error that was primarily the result of modeling errors impacting the statutory valuation system for no lapse guarantee in-force products utilizing the calculations under AG 37 and AG 38; and (ii) an error in the calculation of universal life reserves as the cash surrender value of enhance riders was not included in the cash surrender value yield used to floor the statutory reserves. Management concluded that the errors were not material to the December 31, 2017 and 2016 financial Statements. However, in order to improve the consistency and comparability of the financial statements, management revised the 2017 and 2016 financial statements to correct for these errors.

   The following tables present line items in the Company's financial statements--statutory basis as of and for the year ended December 31, 2017 that have been affected by the revisions. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the adjustments, and the amounts as currently revised.

                                                          December 31, 2017
                                              -----------------------------------------
                                                As Reported    Adjustments   As Revised
                                              --------------  ------------  -----------
                                                            (in millions)
     BALANCE SHEETS -- STATUTORY BASIS
LIABILITIES AND CAPITAL AND SURPLUS:
Policy reserves and deposit-type funds....... $      1,013.1  $       15.7  $   1,028.8
                                              --------------  ------------  -----------
   Total Liabilities.........................        3,432.4          15.7      3,448.1
Capital and surplus:
   Capital and Surplus.......................          302.7         (15.7)       287.0
                                              --------------  ------------  -----------
   Total Liabilities and Capital and Surplus. $      3,735.1  $         --  $   3,735.1
                                              ==============  ============  ===========

                                                     Year Ended December 31, 2017
                                              -----------------------------------------
                                                As Reported    Adjustments   As Revised
                                              --------------  ------------  -----------
                                                            (in millions)
 STATEMENT OF OPERATIONS -- STATUTORY BASIS
BENEFITS AND EXPENSES:
Increase (decrease) in reserves.............. $        255.1  $       (1.2) $     253.9
   Total Expenses............................          696.9          (1.2)       695.7
                                              --------------  ------------  -----------
Net gain (loss) from operations before
  federal income taxes ("FIT")...............          (57.9)          1.2        (56.7)
FIT expense (benefit) incurred (excluding
  tax on capital gains)......................          (22.3)          1.0        (21.3)
                                              --------------  ------------  -----------
Net gain (loss) from operations..............          (35.6)          0.2        (35.4)
                                              --------------  ------------  -----------
   Net income (loss)......................... $        (12.4) $        0.2  $     (12.2)
                                              ==============  ============  ===========

STATEMENT OF CHANGES IN CAPITAL AND SURPLUS
             -- STATUTORY BASIS
Balance, beginning of year:
   Unassigned surplus (deficit).............. $        (77.1) $      (15.9) $     (93.0)
                                              --------------  ------------  -----------
   Total capital and surplus.................          318.6         (15.9)       302.7
Net income (loss)............................          (12.4)          0.2        (12.2)
                                              --------------  ------------  -----------
Net change in Capital and Surplus............          (15.9)          0.2        (15.7)
Balance, end of year:
   Unassigned surplus (deficit)..............          (93.0)        (15.7)      (108.7)
                                              --------------  ------------  -----------
   Total capital and surplus................. $        302.7  $      (15.7) $     287.0
                                              ==============  ============  ===========

   The following tables present line items in the Company's financial statements -statutory basis for the year ended December 31, 2016 that have been affected by the revisions. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the adjustments, and the amounts as currently revised.

                                                        Year Ended December 31, 2016
                                                   -------------------------------------
                                                   As Reported  Adjustments   As Revised
                                                   -----------  -----------  -----------
                                                               (in millions)
   STATEMENT OF OPERATIONS -- STATUTORY BASIS
BENEFITS AND EXPENSES:
Increase (decrease) in reserves................... $     199.1  $       6.4  $     205.5
                                                   -----------  -----------  -----------
  Total benefits and expenses.....................       593.8          6.4        600.2
                                                   -----------  -----------  -----------
Net gain (loss) from operations before federal
  income taxes ("FIT")............................       (24.5)        (6.4)       (30.9)
FIT incurred (excluding tax on capital gains).....       (15.2)         2.2        (13.0)
                                                   -----------  -----------  -----------
Net gain (loss) from operations...................        (9.3)        (8.6)       (17.9)
                                                   -----------  -----------  -----------
  Net income (loss)............................... $     (14.4) $      (8.6) $     (23.0)
                                                   ===========  ===========  ===========

 STATEMENT OF CHANGES IN CAPITAL AND SURPLUS --
                 STATUTORY BASIS
                                                        Year Ended December 31, 2016
                                                   -------------------------------------
                                                   As Reported  Adjustments   As Revised
                                                   -----------  -----------  -----------
                                                               (in millions)
Balance, beginning of year:
  Unassigned surplus (deficit).................... $     (42.9) $     (16.4) $     (59.3)
                                                   -----------  -----------  -----------
  Total capital and surplus.......................       352.8        (16.4)       336.4
Net income (loss).................................       (14.4)        (8.6)       (23.0)
Prior year correction.............................        (9.1)         9.1           --
                                                   -----------  -----------  -----------
Net change in Capital and Surplus.................       (34.2)         0.5        (33.7)
Balance, end of year:
  Unassigned surplus (deficit)....................       (77.1)       (15.9)       (93.0)
                                                   -----------  -----------  -----------
  Total capital and surplus....................... $     318.6  $     (15.9) $     302.7
                                                   ===========  ===========  ===========

   Reconciliation of Annual Statement to Audited Financial Statements

   As a result of the aforementioned adjustments, there is a difference between the accompanying audited statutory financial statements and the 2018, 2017 and 2016 Annual Statement filed with the NAIC and the Arizona Department of Insurance. The 2018, 2017 and 2016 annual statements reflect the misstatements in accordance with SSAP#3 as a correction of a prior year error as a direct change to surplus.

   Listed below is the reconciliation between the accompanying audited financial statements and the Annual Statement as filed:

                                                                                      TOTAL
                                                                                   LIABILITIES
                                                              TOTAL    CAPITAL AND SURPLUS AND
                                              TOTAL ASSETS LIABILITIES   SURPLUS   OTHER FUNDS   NET INCOME
                    2018                      ------------ ----------- ----------- ------------ -----------
                                                                      (IN MILLIONS)
Annual Statement, as filed................... $    3,704.8  $  3,482.4 $     222.4 $    3,704.8 $     (89.4)
Adjustment for reserves......................           --          --          --           --         0.6
                                              ------------  ---------- ----------- ------------ -----------
Audited statutory financial statements as
  reported herein............................ $    3,704.8  $  3,482.4 $     222.4 $    3,704.8 $     (88.8)
                                              ============  ========== =========== ============ ===========

                                                                                         Total
                                                                                      Liabilities
                                                              Total      Capital and  Surplus and
                                              Total Assets Liabilities     Surplus    Other Funds   Net Income
                    2017                      ------------ ------------ ------------  ------------ -----------
                                                                        (in millions)
Annual Statement, as filed................... $    3,735.1 $    3,432.4 $      302.7  $    3,735.1 $     (12.4)
Adjustment for reserves......................           --         15.7        (15.7)           --         0.2
                                              ------------ ------------ ------------  ------------ -----------
Audited statutory financial statements as
  reported herein............................ $    3,735.1 $    3,448.1 $      287.0  $    3,735.1 $     (12.2)
                                              ============ ============ ============  ============ ===========

                                                                                         Total
                                                                                      Liabilities
                                                              Total      Capital and  Surplus and
                                              Total Assets Liabilities     Surplus    Other Funds   Net Income
                    2016                      ------------ ------------ ------------  ------------ -----------
                                                                        (in millions)
Annual Statement, as filed................... $    3,155.6 $    2,837.0 $      318.6  $    3,155.6 $     (14.4)
Adjustment for reserves......................          1.0         16.4        (15.9)          1.0        (8.6)
                                              ------------ ------------ ------------  ------------ -----------
Audited statutory financial statements as
  reported herein............................ $    3,156.6 $    2,853.4 $      302.7  $    3,156.6 $     (23.0)
                                              ============ ============ ============  ============ ===========

3) INVESTMENTS

   Fixed Maturities and Common Stock

   The following tables provide additional information relating to fixed maturities and common stock held:

                                                           GROSS      GROSS    ESTIMATED
                                               CARRYING  UNREALIZED UNREALIZED   FAIR
                                                VALUE      GAINS      LOSSES     VALUE
                                              ---------- ---------- ---------- ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2018
-----------------
Fixed Maturities:
U.S. Government.............................. $      8.5  $     0.1 $      0.2 $      8.4
Special Revenue and Special Assess.
  Obligations................................        0.5        0.3         --        0.8
Political Subdivisions of States and
  Territories................................        3.6        0.1         --        3.7
Industrial and Miscellaneous (Unaffiliated)..    1,052.9        2.2       54.4    1,000.7
Preferred Stocks.............................        4.2         --        0.4        3.8
                                              ----------  --------- ---------- ----------
  Total Fixed Maturities..................... $  1,069.7  $     2.7 $     55.0 $  1,017.4
                                              ==========  ========= ========== ==========

                                                           GROSS      GROSS
                                               CARRYING  UNREALIZED UNREALIZED ADJUSTED
                                                VALUE      GAINS      LOSSES     COST
                                              ---------- ---------- ---------- ----------
                                                             (IN MILLIONS)
Common Stocks:
Unaffiliated................................. $      2.0  $      -- $       -- $      2.0
                                              ----------  --------- ---------- ----------
  Total Unaffiliated Common Stocks........... $      2.0  $      -- $       -- $      2.0
                                              ==========  ========= ========== ==========

                                                           Gross      Gross
                                               Carrying  Unrealized Unrealized Estimated Fair
                                                Value      Gains      Losses       Value
                                              ---------- ---------- ---------- --------------
                                                               (in millions)
December 31, 2017
-----------------
Fixed Maturities:
U.S. Government.............................. $    194.3  $     1.0  $     0.3  $       195.0
Special Revenue and Special Assess.
  Obligations................................        0.5         --         --            0.5
Political Subdivisions of States and
  Territories................................        4.5        0.2         --            4.7
Industrial and Miscellaneous (Unaffiliated)..      822.1       18.1        2.4          837.8
Preferred Stocks.............................        4.2         --         --            4.2
                                              ----------  ---------  ---------  -------------
Total Fixed Maturities....................... $  1,025.6  $    19.3  $     2.7  $     1,042.2
                                              ==========  =========  =========  =============

                                                           Gross      Gross
                                               Carrying  Unrealized Unrealized
                                                Value      Gains      Losses   Adjusted Cost
                                              ---------- ---------- ---------- --------------
                                                               (in millions)
Common Stocks:
Unaffiliated................................. $       --  $      --  $      --  $          --
                                              ----------  ---------  ---------  -------------
  Total Unaffiliated Common Stocks........... $       --  $      --  $      --  $          --
                                              ==========  =========  =========  =============

   Proceeds from sales of investments in fixed maturities and common stocks during 2018, 2017 and 2016 were $264.7 million, $300.4 million and $16.3 million, respectively. Gross gains of $0.7 million in 2018, $9.7 million in 2017 and $0.1 million in 2016 and gross losses of $8.2 million in 2018, $6.8 million in 2017 and $0.1 million in 2016, respectively were realized on these sales.

   The carrying value and estimated fair value of fixed maturities at December 31, 2018, by contractual maturity are as follows:

                                                             ESTIMATED FAIR
                                              CARRYING VALUE     VALUE
                                              -------------- --------------
                                                      (IN MILLIONS)
Due in one year or less......................  $         0.3  $         0.6
Due after one year through five years........           60.8           61.6
Due after five years through ten years.......          659.0          639.7
Due after ten years..........................          345.2          311.5
Mortgage-backed securities...................            0.2            0.2
Preferred stocks.............................            4.2            3.8
                                               -------------  -------------
Total Fixed maturities.......................  $     1,069.7  $     1,017.4
                                               =============  =============

   Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews the Company's securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   The following table discloses fixed maturities (235 issues) and (56 issues), respectively, that have been in a continuous unrealized loss position for less than a twelve month period or greater than a twelve month period as of December 31, 2018 and 2017, respectively (in millions):

                                                LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                               --------------------- --------------------- ---------------------
                                               ESTIMATED    GROSS    ESTIMATED    GROSS    ESTIMATED    GROSS
                                                  FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
                                                 VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
                                               ---------- ---------- ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2018
Fixed Maturities:
U.S. Government............................... $       -- $       -- $      4.6 $      0.2 $      4.6 $      0.2
Industrial and Miscellaneous (Unaffiliated)...      372.8       15.6      470.6       38.8      843.4       54.4
Preferred Stocks..............................        1.9        0.1        1.9        0.3        3.8        0.4
                                               ---------- ---------- ---------- ---------- ---------- ----------
Total Fixed Maturities........................ $    374.7 $     15.7 $    477.1 $     39.3 $    851.8 $     55.0
                                               ========== ========== ========== ========== ========== ==========

                                                Less than 12 Months   12 Months or Longer          Total
                                               --------------------- --------------------- ---------------------
                                                            Gross                 Gross                 Gross
                                               Estimated  Unrealized Estimated  Unrealized Estimated  Unrealized
                                               Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
                                               ---------- ---------- ---------- ---------- ---------- ----------
                                                                         (in millions)
December 31, 2017
-----------------
Fixed Maturities:
  U.S. Government............................. $     16.2 $      0.2 $      3.5 $      0.1 $     19.7 $      0.3
  Industrial and Miscellaneous (Unaffiliated).      126.5        1.1       44.5        1.3      171.0        2.4
  Preferred Stocks............................        2.2         --         --         --        2.2         --
                                               ---------- ---------- ---------- ---------- ---------- ----------

Total Fixed Maturities........................ $    144.9 $      1.3 $     48.0 $      1.4 $    192.9 $      2.7
                                               ========== ========== ========== ========== ========== ==========

   All contractual payments remain current and the Company has the ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value. Other than temporary impairments of fixed maturities amounted to $ 2.1 million and $ 0.4 million in 2018 and 2017, respectively.

   The Company's fixed maturity investments are classified by the NAIC utilizing ratings from 1 to 6. Some securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2018, approximately
   $4.8 million or 0.4% of the $1,069.7 million of the Company's fixed maturities was considered to be other than investment grade.

   At December 31, 2018 and 2017, the carrying values of investments held for the production of income which were non-income producing, for the twelve months preceding the Statement of Assets date, were $0.3 million and $0.3 million for fixed maturities, respectively.

   At December 31, 2018 and 2017, MLOA, in accordance with various government and state regulations, had $3.9 million and $6.7 million of securities deposited with government or state agencies, respectively.

   Subprime Exposure

   Subprime residential mortgages are mortgage loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. Residential Mortgage Backed Securities ("RMBS") are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans.

   The Company has no direct or indirect exposure through investments in subprime mortgage loans.

   The Company has no underwriting exposure to subprime mortgage risk through Mortgage Guaranty coverage, Financial Guaranty coverage, Directors & Officers liability, Errors and Omissions liability, and any other lines of insurance.

   MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   Mortgage Loans

   As of December 31, 2018 and 2017, the Company had two commercial mortgage loans with an outstanding balance of $17.0 million, There were no new mortgage loans issued in either year. All payments regarding these loans are current.

   Loan-Backed Securities

   Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominately used to value all securities except issues in default; the prospective adjustment method was used to value issues in default and issues that have a variable interest rate. The carrying value and fair value of the Company's loan-backed securities as of December 31, 2018 was $14.5 million and $14.5 million, respectively. The carrying value and fair value of the Company's loan-backed securities was $14.5 million and $14.5 million as of December 31, 2018 and $14.7 million and $15.3 million as of December 31, 2017, respectively.

   There were no loan-backed securities with a recognized other than temporary impairment as of December 31, 2018.

   There were no loan-backed securities with a recognized other than temporary impairment recorded during the year ended December 31, 2018.

   All impaired securities (fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss (including securities with a recognized other-than-temporary impairment for non-interest related declines when a non-recognized interest related impairment remains) as of December 31, 2018:

                                              LESS THAN 12 MONTHS
                                              12 MONTHS OR LONGER
                                              --------- ---------
                                                 (IN MILLIONS)
The aggregate amount of unrealized losses....    $  0.3     $  --
The aggregate related fair value of
  securities with unrealized losses..........    $  4.7     $  --

   Repurchase Agreements, Real Estate and Low Income Housing Tax Credit
   ("LIHTC")

   The Company did not have any repurchase or reverse repurchase agreements during 2018.

   The Company does not have any real estate.

   The Company has basically no low income tax credits ("LIHTC")

   Detail of Assets Pledged as Collateral Not Captured in Other Categories: None

   Detail of Other Restricted Assets:

   As of December 31,2018, and 2017 the Company had $3.9 million and $6.7 million, respectfully, of assets on deposit with various state insurance departments for the benefit of policyholders. In addition, the Company had a $2.0 million and $0 common stock investment in the Federal Home Loan Bank as of December 31, 2018 and 2017, respectively.

   The Company does not have any working capital finance investments.

   Offsetting and Netting of Assets and Liabilities

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE ASSETS AND
                                  LIABILITIES
                               DECEMBER 31, 2018

                                                GROSS                     NET AMOUNT
                                               AMOUNTS                 PRESENTED IN THE
DESCRIPTION                                   RECOGNIZED AMOUNT OFFSET  BALANCE SHEETS
--------------------------------------------  ---------- ------------- ----------------
                                                            (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $     19.6 $         0.9   $         18.7
                                              ========== =============   ==============
LIABILITIES
  Total Derivatives.......................... $      0.9 $         0.9   $           --
                                              ========== =============   ==============

   Offsetting of Financial Assets and Liabilities and Derivative Assets and
                                  Liabilities
                               December 31, 2017

                                                Gross                     Net Amount
                                               Amounts                 Presented in the
Description                                   Recognized Amount Offset  Balance Sheets
--------------------------------------------  ---------- ------------- ----------------
                                                            (in millions)
ASSETS
  Total Derivatives..........................  $   119.3  $       30.4    $        88.9
                                               =========  ============    =============
LIABILITIES
  Total Derivatives..........................  $    30.4  $       30.4    $          --
                                               =========  ============    =============

   Structured Notes

   The Company had no structured notes as of December 31, 2018 or 2017.

   5GI Securities

   The Company had no 5GI Securities as of December 31, 2018 or 2017.

   Short Sales

   The Company had no short sales during the years ended December 31, 2018, 2017 and 2016.

   Prepayment Penalty and Acceleration Fees

   The Company had no prepayment Penalties or Acceleration fees during the years ended December 31, 2018, 2017 and 2016.

   Realized Capital Gains (Losses)

   The following table summarizes the realized capital gains (losses) for the years ended December 31, 2018, 2017 and 2016:

                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------
                                                 2018       2017        2016
                                              ---------  ----------  ---------
                                                        (IN MILLIONS)
Fixed maturities............................. $    (9.5) $      0.2  $    (4.3)
Derivative instruments.......................       5.8        41.8       (2.0)
Amounts transferred to interest maintenance
  reserve ("IMR") net of tax.................       5.9        (4.2)        --
Tax (expense) credits........................      (1.2)      (14.6)       1.2
                                              ---------  ----------  ---------
Net Realized Capital Gains (Losses).......... $     1.0  $     23.2  $    (5.1)
                                              =========  ==========  =========

4) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

   MLOA had no investments in Joint Ventures, Partnerships and Limited Liability Companies that exceeded 10% of its admitted assets during the years ended December 31, 2018 and 2017. The Company did not recognize any impairment in Joint Ventures, Partnerships and Limited Liability Companies during the years ended December 31, 2018 and 2017.

5) INVESTMENT INCOME

   Due and accrued income was excluded from investment income on the following bases:

   . Mortgage loans -- on loans in foreclosure or where collection of interest is uncertain.

   . Securities -- as recommended by Holdings' Investments Under Surveillance Committee.

   . Real Estate -- where rent is in arrears more than three months or is deemed uncollectible.

   The total amount of due and accrued income excluded was $0.1 million and $0 as of December 31, 2018 and 2017, respectively.

   Net Investment Income

   The following table summarizes the net investment income for December 31, 2018, 2017 and 2016 (in millions):

                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------
                                                 2018       2017        2016
                                              ---------  ----------  ---------
                                                        (IN MILLIONS)
Fixed maturities............................. $    39.8  $     34.2  $    29.1
Affiliated dividends.........................       8.2         6.2        5.1
Mortgage loans...............................       0.6         0.6        0.6
Policy loans.................................       2.2         1.5        1.2
Cash and short-term instruments..............       1.3         0.5        0.2
Investment expense and other.................      (3.7)       (3.5)      (3.2)
Amortization of IMR..........................       0.8         0.7        0.2
                                              ---------  ----------  ---------
Net investment income........................ $    49.2  $     40.2  $    33.2
                                              =========  ==========  =========

6) DERIVATIVE INSTRUMENTS

   The Company uses equity-indexed options and futures to hedge its exposure to equity-linked crediting rates on life products. As of December 31, 2018, the market value of the net option positions was $12.4 million and the futures cash margin position was $6.3 million. As of December 31, 2017, the market value of the net option positions was $88.9 million and futures cash margin position was $0. These positions generated realized gains of $5.8 million and $41.8 million in 2018 and 2017, respectively, and realized losses of $2.0 million in 2016, and generated unrealized losses of $40.0 million in 2018 and unrealized gains of $24.0 million and $20.5 million in 2017 and 2016, respectively.

   None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All derivatives are valued at fair value.

   The table below summarizes the market value of the Company's financial instruments with off-balance-sheet risk.

                                                     ASSETS           LIABILITIES
                                              -------------------- ------------------
                                                2018       2017      2018     2017
                                              --------- ---------- -------- ---------
                                                           (IN MILLIONS)
Equity options...............................      13.3      119.3      0.9      30.4
                                              --------- ---------- -------- ---------
Total........................................ $    13.3 $    119.3 $    0.9 $    30.4
                                              ========= ========== ======== =========

   At December 31, 2018 and 2017, the notional amounts were $254.6 million and $1,057.7 million, respectively.

7) INCOME TAXES

   Components of deferred tax assets (DTAs) and deferred tax liabilities (DTLs):

                              DTA/DTL COMPONENTS

                                                  DECEMBER 31, 2018         December 31, 2017                Change
                                              ------------------------- ------------------------- ----------------------------
                                              ORDINARY CAPITAL   TOTAL  Ordinary Capital   Total   Ordinary  Capital    Total
                                              -------- -------  ------- -------- -------  ------- ---------  -------  --------
                                                                                (in millions)
Gross deferred tax assets.................... $   72.8 $   2.1  $  74.9 $   54.0 $   0.3  $  54.3 $    18.8  $   1.8  $   20.6
Statutory valuation allowance adjustment.....       --      --       --       --      --       --        --       --        --
                                              -------- -------  ------- -------- -------  ------- ---------  -------  --------
Adjusted gross deferred tax assets...........     72.8     2.1     74.9     54.0     0.3     54.3      18.8      1.8      20.6
Deferred tax assets nonadmitted..............     49.5     2.1     51.6     23.7     0.3     24.0      25.8      1.8      27.6
                                              -------- -------  ------- -------- -------  ------- ---------  -------  --------
Subtotal net admitted deferred tax asset.....     23.3      --     23.3     30.3      --     30.3      (7.0)      --      (7.0)
Deferred tax liabilities.....................      3.9     5.1        9     16.6     3.2     19.8     (12.7)     1.9     (10.8)
                                              -------- -------  ------- -------- -------  ------- ---------  -------  --------
Net admitted deferred tax assets/(net
  deferred tax liability).................... $   19.4 $  (5.1) $  14.3 $   13.7 $  (3.2) $  10.5 $     5.7  $  (1.9) $    3.8
                                              ======== =======  ======= ======== =======  ======= =========  =======  ========

                       ADMISSION CALCULATION COMPONENTS

                                                 DECEMBER 31, 2018        December 31, 2017               Change
                                              ------------------------ ------------------------ -------------------------
                                              ORDINARY CAPITAL  TOTAL  Ordinary Capital  Total  Ordinary  Capital  Total
                                              -------- ------- ------- -------- ------- ------- --------  ------- -------
                                                                             (in millions)
Federal income taxes paid in prior years
  recoverable through loss carrybacks........ $     --  $   -- $    -- $     --  $   -- $    -- $     --   $   -- $    --
Adjusted gross deferred tax assets expected
  to be realized (excluding the amount of
  deferred tax assets after application of
  the threshold limitation:..................     14.3      --    14.3     10.5      -- $  10.5      3.8       --     3.8
Adjusted gross deferred tax assets expected
  to be realized following the balance sheet
  date.......................................     14.3      --    14.3     10.5      -- $  10.5      3.8       --     3.8
Adjusted gross deferred tax assets allowed
  per limitation threshold...................      XXX     XXX    31.1      XXX     XXX      --      XXX      XXX    31.1
Adjusted gross deferred tax assets
  (excluding the amount of deferred tax
  assets offset by gross deferred tax
  liabilities................................      9.0      --     9.0     19.8      --    19.8    (10.8)      --   (10.8)
Deferred tax assets admitted as the result
  of application of SSAP 101................. $   23.3  $   -- $  23.3 $   30.3  $   -- $  30.3 $   (7.0)  $   -- $  (7.0)

                                                  DECEMBER 31,
                                              --------------------
                                                2018       2017
                                              --------  ----------
Ratio percentage used to determine recovery
  period and threshold limitation amount.....  680.260%  1,014.312%

                                                  (IN MILLIONS)
Amount of adjusted capital and surplus used
  to determine recovery period and threshold
  limitation above........................... $  223.9  $    292.0

   Impact of tax planning strategies on adjusted gross DTAs and net admitted
   DTAs

    (a)Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage (in millions).

                                               DECEMBER 31, 2018
                                              -------------------
                                               ORDINARY   CAPITAL
                                              ---------  --------
Adjusted gross DTAs amount from Note 9A1(c).. $    72.8  $    2.1
Percentage of adjusted gross DTAs by tax
  character attributable to the impact of
  tax planning strategies....................        --%       --%
Net Admitted Adjusted Gross DTAs amount from
  Note 9A1(e)................................ $    23.3  $     --
Percentage of net admitted adjusted gross
  DTAs by tax character admitted because of
  the impact of tax planning strategies......        --%       --%

    (b)The Company's tax planning strategies does not include the use of reinsurance.

   There are no temporary differences for which a DTL has not been established.

   Significant components of income taxes incurred as summarized in the table below:

                                               YEARS ENDED DECEMBER 31,
                                              --------------------------
                                               2018     2017      2016
                                              ------  --------  --------
                                                     (IN MILLIONS)
Federal...................................... $  7.6  $  (21.3) $  (13.0)
Foreign......................................     --        --        --
                                              ------  --------  --------
Subtotal.....................................    7.6     (21.3)    (13.0)
Federal income tax on net capital gains......    1.2      14.6      (1.2)
Utilization of capital loss carry-forwards...     --        --        --
Other........................................   (8.4)      8.4       7.2
                                              ------  --------  --------
Federal and Foreign income taxes incurred.... $  0.4  $    1.7  $   (7.0)
                                              ======  ========  ========

   The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows (in millions):

                                    DECEMBER 31, 2018            December 31, 2017                  Change
                               ---------------------------  ---------------------------  ---------------------------
                                ORDINARY  CAPITAL   TOTAL    Ordinary  Capital   Total    Ordinary  Capital   Total
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
                                                                   (in millions)
DTAS:
Policyholder reserves......... $     7.8  $    --  $   7.8  $    16.3  $    --  $  16.3  $    (8.5) $    --  $  (8.5)
Investments...................        --      0.5      0.5                 0.3      0.3         --      0.2      0.2
Deferred acquisition costs....      39.7       --     39.7       31.3       --     31.3        8.4       --      8.4
Nonadmitted...................       1.1       --      1.1        0.9       --      0.9        0.2       --      0.2
Net loss carry-forward........      21.9      1.6     23.5        3.3       --      3.3       18.6      1.6     20.2
Tax credit carry-forward......       1.8       --      1.8        1.8       --      1.8         --       --       --
Other (including items
  (less than)5% of total
  ordinary tax assets)........       0.5       --      0.5        0.4       --      0.4        0.1       --      0.1
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
  Total gross DTAs............      72.8      2.1     74.9       54.0      0.3     54.3       18.8      1.8     20.6
Nonadmitted DTAs..............      49.5      2.1     51.6       23.7      0.3     24.0       25.8      1.8     27.6
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
  Admitted DTAs...............      23.3       --     23.3       30.3       --     30.3       (7.0)      --     (7.0)
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
DTLS:
  Investments.................        --     (5.1)    (5.1)        --     (3.2)    (3.2)        --     (1.9)    (1.9)
  Deferred and uncollected
   premium....................      (0.4)      --     (0.4)      (1.0)      --     (1.0)       0.6       --      0.6
  Policyholder reserves.......      (3.4)      --     (3.4)     (15.6)      --    (15.6)      12.2       --     12.2
  Other (including items
   (less than)5% of total
   ordinary tax assets).......      (0.1)      --     (0.1)        --       --       --       (0.1)      --     (0.1)
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
  Total DTLs..................      (3.9)    (5.1)    (9.0)     (16.6)    (3.2)   (19.8)      12.7     (1.9)    10.8
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
  Net admitted (DTL)/DTA...... $    19.4  $  (5.1) $  14.3  $    13.7  $  (3.2) $  10.5  $     5.7  $  (1.9) $   3.8
                               =========  =======  =======  =========  =======  =======  =========  =======  =======

   The change in net deferred income taxes is comprised of the following (in millions):

                                                    DECEMBER 31,
                                              -------------------------
                                                2018     2017   Change
                                              -------  -------  -------
                                                    (IN MILLIONS)
Total deferred tax assets.................... $  74.9  $  54.3  $  20.6
Total deferred tax liabilities...............    (9.0)   (19.8)    10.8
                                              -------  -------  -------
  Net deferred tax assets/liabilities........    65.9     34.5     31.4
Statutory valuation allowance adjustment.....      --       --       --
                                              -------  -------  -------
  Net deferred tax assets/liabilities after
   SVA....................................... $  65.9  $  34.4     31.4
                                              =======  =======
Tax effect of unrealized gains/(losses)......                       0.9
Incurred tax items in surplus................                        --
                                                                -------
  Change in net deferred income tax..........                   $  32.3
                                                                =======

   The Tax Cuts and Jobs Act of 2017 enacted on December 22, 2017 reduces the U.S. federal corporate tax rate from 35% to 21% beginning on January 1, 2018. Due to the enactment of this law, the Company recorded a $9.0 million decrease in the net admitted DTA for the tax year 2017.

   Reconciliation of total statutory income taxes reported to tax at the statutory tax rate:

   The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes including realized capital gains/losses.

                                                          21% TAX   EFFECTIVE
                                                AMOUNT    EFFECT    TAX RATE
                DESCRIPTION                   ---------  ---------  ---------
                                                  (IN MILLIONS)
Income before taxes (including all realized
  capital gains / (losses)).................. $   (85.7) $   (18.0)     21.00%
Dividends-received deduction.................      (3.7)      (0.8)      0.91%
Interest maintenance reserve.................      (0.8)      (0.2)      0.20%
IRS audit adjustment.........................       1.9        0.4      (0.47)%
Deferred gain on reinsurance.................     (19.8)      (4.1)      4.85%
Incurred tax items in surplus................     (40.3)      (8.5)      9.88%
Other, provision to return...................      (2.0)      (0.7)      0.81%
                                              ---------  ---------      -----
  Total...................................... $  (150.4) $   (31.9)     37.18%
                                              =========  =========      =====
Federal income taxed incurred................            $     0.4      (0.47)%
Change in net deferred income tax............                (32.3)     37.65%
                                                         ---------      -----
Total statutory income taxes.................                (31.9)     37.18%
                                                         =========      =====

   Carry-forwards, Recoverable taxes and IRS Section 6603 Deposits

   As of December 31, 2018 the Company has net operating loss carry-forward of $104.2 million, capital loss carryforward of $7.6 million and an AMT credit carryforward of $1.7 million.

   There were no income taxes, ordinary and capital, available for recoupment in the event of future losses.

   There are no deposits admitted under Section 6603 of the Internal Revenue
   Code.

   The Company is included in a consolidated federal income tax return together with its ultimate domestic parent, Equitable Holdings and the following subsidiaries and affiliates.

AXA Equitable Holdings, Inc.                  Trusted Investment Advisors Corp.
AXA Equitable Life Insurance Company          Trusted Insurance Advisors General Agency Corp.
AXA Equitable Life and Annuity Company        Financial Marketing Agency, Inc.
AXA Distribution Holding Corp.                AXA Technology Services America, Inc.
AllianceBernstein Corp.                       AXA Corporate Solutions Life Reinsurance Company
Equitable Structured Settlement Corp.         EQ AZ Life Re Company
Equitable Casualty Insurance Co.              CS Life RE Company
JMR Realty Services, Inc.                     U.S. Financial Life Insurance Company
1740 Advisers, Inc.                           AXA IM Holdings US, Inc.
MONY Financial Services, Inc.                 Alpha Unit Holdings, Inc.

   Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or receivable as a result of taxable operations for the current year.

   In accordance with the tax sharing agreement between Holdings and the Company, tax expense is based on separate company computations. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis.

   At December 31, 2018 and 2017, the total amount of unrecognized tax benefits were $4.6 million and $4.2 million, respectively, all of which would affect the effective tax rate.

   MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2018, 2017 and 2016 were $0.4 million, $0.3 million and $0.0 million, respectively. Tax expense for 2018 reflected an expense of $0.1 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              YEARS ENDED DECEMBER 31,
                                              ----------------------
                                               2018    2017     2016
                                              ------  ------- -------
                                                   (IN MILLIONS)
Balance at January 1......................... $  4.0  $   4.0 $   7.0
Additions for tax positions of prior years...    0.2       --      --
Reduction for tax positions of prior years...     --       --    (3.0)
Settlements with tax authorities.............     --       --      --
                                              ------  ------- -------
Balance at December 31....................... $  4.2  $   4.0 $   4.0
                                              ======  ======= =======

   It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   The IRS is currently auditing the tax years 2010-2013.

8) INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

   MLOA does not have any guarantees for the benefit of an affiliate or related party.

   As of December 31, 2018, with the permission of the Arizona Department of Insurance, the Company accrued a $70.0 million capital contribution from its parent AEFS. This amount was settled on February 20, 2019.

   On April 11, 2018, the reinsurance agreement with the AXA RE Arizona Company ("AXA RE") was novated to EQ AZ Life Re Company ("EQAZ"), a captive insurance company, organized under the laws of Arizona, a subsidiary of AEFS. EQAZ obtained new letters of credit, guaranteed by Holdings, to support the treaties and the letters of credit of AXA RE were canceled. The letter of credit amount as of December 31, 2018 was $45.0 million. For additional information see Note 12.

   MLOA reported amounts due from affiliates of $74.3 million and $5.2 million at December 31, 2018 and 2017, respectively. The Company reported amounts payable to affiliates of $3.8 million and $22.7 million at December 31, 2018 and 2017, respectively. The receivable and payable are primarily related to capital contributions, expense allocations, reinsurance settlements and commissions payable.

   MLOA reimburses AXA Equitable Life Insurance Company ("AXA Equitable") for its use of personnel, property and facilities in carrying out certain of its operations. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by MLOA. Expenses paid related to these agreements, which are reported as operating expenses, were $156.3 million, $110.5 million and $123.0 million in 2018, 2017 and 2016, respectively.

   AllianceBernstein provides investment advisory and management services to MLOA on a fee basis which amounted to $1.8 million, $1.8 million and $1.6 million in 2018, 2017 and 2016, respectively. MLOA incurred distribution fee charges from AXA Network, LLC of $113.2 million, $109.1 million and $99.7 million in 2018, 2017 and 2016, respectively, and from AXA Distributors, LLC of $47.5 million, $43.1 million and $42.6 million in 2018, 2017 and 2016, respectively, for distributing MLOA's products.

   Investment SCA

   The Company's carrying value of its investment in AllianceBernstein was $53.0 million and $48.6 million as of December 31, 2018 and 2017, respectfully. The AllianceBernstein security was updated with the NAIC on July 25, 2018 at a value of $48.8 million. It has been valued under Part 5,
   Section 2(c)(i) A1 of the NAIC valuation procedures relating to the valuation of common stocks of subsidiary, controlled or affiliated companies.

9) CAPITAL AND SURPLUS AND SHAREHOLDERS DIVIDEND RESTRICTIONS

   MLOA has 5,000,000 shares of common stock authorized, 2,500,000 shares issued, and 2,500,000 outstanding. All outstanding shares are held by AEFS. On February 7, 2019, the Arizona Department of Insurance granted the Company permission to accrue a $70.0 million capital contribution from AEFS. This amount was settled on February 20, 2019.

   Under Arizona Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Based on this formula, the Company would not be permitted to pay ordinary shareholder dividends during 2019. Any payment of a dividend would require the Company to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution.

   The Company did not pay any dividends in 2018, 2017 and 2016.

   The Company had no special surplus funds as of December 31, 2018 and 2017.

   The portion of unassigned surplus represented or (reduced) by cumulative unrealized gains and (losses) was $(21.1) million, $(25.5) million and $(33.6) million as of December 31, 2018, 2017 and 2016, respectively.

10)COMMITMENTS AND CONTINGENCIES

   Litigation

   A number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life insurers in the jurisdictions in which MLOA does business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial fines and judgments against other insurers, including punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. MLOA, from time to time, is involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

   Contingent Commitments

   JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANY CONTINGENT LIABILITIES

   To facilitate certain investment related transactions, the Company has provided, from time to time, certain guarantees or commitments to affiliates or investors. These arrangements include commitments for the Company, under certain conditions, to provide equity financing to certain limited partnerships of $0.1 million at December 31, 2018.

   OTHER CONTINGENT COMMITMENTS

   The Company has no outstanding commitments under existing mortgage loan or mortgage loan commitment agreements at December 31, 2018.

   Assessments

    (1)As of December 31, 2018 and 2017, the Company had a $0.7 million and $0.6 million liability for the estimated portion of future assessments related to insolvent insurers, primarily Executive Life Ins. Co. and Lincoln Memorial Life Insurance Company. These assessments are expected to be paid over an extended period. The Company also held a $0.5 million asset for premium tax offsets that are expected to be realized with respect to these assessments as of December 31, 2018 and 2017, and an additional $0.1 million asset for premium tax offsets for assessments already paid as of December 31, 2018 and 2017. The Company has received no notification in 2018, 2017 or 2016 of any other new insolvencies that are material to the Company's financial position.

    (2)Guaranty Fund Liabilities and Assets Related to Assessments from Insolvencies for Long-Term Care Contracts

   The Company had no significant guarantee fund liability as of December 31, 2018 and 2017.

   Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

                                                     PAYABLES                       RECOVERABLES
                                         -------------------------------- --------------------------------
                                                                WEIGHTED                         WEIGHTED
                                                                 AVERAGE                          AVERAGE
                                           NUMBER OF   RANGE OF NUMBER OF   NUMBER OF   RANGE OF NUMBER OF
NAME OF THE INSOLVENCY                   JURISDICTIONS  YEARS     YEARS   JURISDICTIONS  YEARS     YEARS
---------------------------------------  ------------- -------- --------- ------------- -------- ---------
Penn Treaty Network America Insurance
  Company...............................            45     1-69        11            45     1-69        11
American Network Insurance Company......            44     1-69        15            44     1-69        15

11)FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

   Fair Value Measurement at Reporting Date

   The following tables provide information as of December 31, 2018 and 2017 about MLOA's financial assets measured at fair value:

                                                              AS OF DECEMBER 31, 2018
                                              -------------------------------------------------------
                                                                             NET ASSET
                                               LEVEL 1   LEVEL 2   LEVEL 3  VALUE (NAV)     TOTAL
                                              --------- --------- --------- ------------ ------------
                                                                   (IN MILLIONS)
Assets at Fair Value:
Bonds:
  Commercial Mortgage-Backed Securities...... $      -- $      -- $      -- $         -- $         --
                                              --------- --------- --------- ------------ ------------
Total Bonds..................................        --        --        --           --           --
                                              --------- --------- --------- ------------ ------------

Common Stocks:
  Industrial and Miscellaneous...............        --        --       2.0           --          2.0
                                              --------- --------- --------- ------------ ------------
Total Common Stocks..........................        --        --       2.0           --          2.0
                                              --------- --------- --------- ------------ ------------

Derivative Assets:
  Options....................................        --      12.4        --           --         12.4
                                              --------- --------- --------- ------------ ------------
Total Derivatives............................        --      12.4        --           --         12.4
                                              --------- --------- --------- ------------ ------------
Separate Accounts Assets/(1)/................        --        --        --      1,850.0      1,850.0
                                              --------- --------- --------- ------------ ------------
Total Assets at Fair Value................... $      -- $    12.4 $     2.0 $    1,850.0 $    1,864.4
                                              ========= ========= ========= ============ ============

Liabilities at Fair Value:
  Derivative Liabilities..................... $      -- $      -- $      -- $         -- $         --
                                              --------- --------- --------- ------------ ------------
Total Liabilities at Fair Value.............. $      -- $      -- $      -- $         -- $         --
                                              ========= ========= ========= ============ ============

   --------
  /(1)/Only Cash and Invested Assets.

                                                             As of December 31, 2017
                                              -----------------------------------------------------
                                                                             Net Asset
                                               Level 1   Level 2   Level 3  Value (NAV)    Total
                                              --------- --------- --------- ------------ ----------
                                                                  (in millions)
Assets at Fair Value :
Bonds:
  Commercial Mortgage-Backed Securities...... $      -- $      -- $      -- $         -- $       --
                                              --------- --------- --------- ------------ ----------
Total Bonds..................................        --        --        --           --         --

Derivative Assets:
  Options....................................        --      88.9        --           --       88.9
                                              --------- --------- --------- ------------ ----------
Total Derivatives............................        --      88.9        --           --       88.9
Separate Accounts Assets/(1)/................        --        --        --      2,014.0    2,014.0
                                              --------- --------- --------- ------------ ----------
Total Assets at Fair Value................... $      -- $    88.9 $      -- $    2,014.0 $  2,102.9
                                              ========= ========= ========= ============ ==========

Liabilities at Fair Value:
  Derivative Liabilities.....................        --        --        --           --         --
                                              --------- --------- --------- ------------ ----------
Total Liabilities at Fair Value.............. $      -- $      -- $      -- $         -- $       --
                                              ========= ========= ========= ============ ==========

   --------
  /(1)/Only Cash and Invested Assets.

   Fair Value Measurements in Level 3 of the Fair Value Hierarchy

   The following table summarizes the changes in assets classified in Level 3 during the years ended December 31, 2018, 2017 and 2016:

                                         BEGINNING  TOTAL GAINS TOTAL GAINS                      TOTAL ENDING
                                         BALANCE AT  (LOSSES)    (LOSSES)                         BALANCE AT
                                         JANUARY 1, INCLUDED IN INCLUDED IN                      DECEMBER 31,
                                            2018    NET INCOME    SURPLUS   PURCHASES    SALES       2018
                                         ---------- ----------- ----------- ---------- --------- ------------
                                                                    (IN MILLIONS)
Common stock -- Industrial and
  Miscellaneous.........................  $      --   $      --   $      -- $      2.0 $      -- $        2.0
                                          ---------   ---------   --------- ---------- --------- ------------
Total...................................  $      --   $      --   $      -- $      2.0 $      -- $        2.0
                                          =========   =========   ========= ========== ========= ============

   During 2018 there were no transfers between levels 1, 2 or 3.

                                              Beginning  Total Gains Total Gains                      Total Ending
                                              Balance at  (Losses)    (Losses)                         Balance at
                                              January 1, Included in Included in                      December 31,
                                                 2017    Net Income    Surplus   Purchases   Sales        2017
                                              ---------- ----------- ----------- --------- ---------  ------------
                                                                         (in millions)
Commercial Mortgage-Backed Securities........ $      1.6  $       --  $      5.0 $      -- $    (6.6) $         --
                                              ----------  ----------  ---------- --------- ---------  ------------
Total........................................ $      1.6  $       --  $      5.0 $      -- $    (6.6) $         --
                                              ==========  ==========  ========== ========= =========  ============

   During 2017 there were no transfers between levels 1, 2 or 3.

                                                                                 Total
                                                                                 Gains       Total
                                              Beginning                         (Losses)     Gains
                                              Balance at Transfers Transfers    Included    (Losses)
                                              January 1,   into     out of       in Net     Included
                                                 2016     Level 3   Level 3      Income    in Surplus Purchases  Sales
                                              ---------- --------- ---------  -----------  ---------- --------- -------
                                                                                   (in millions)
Commercial Mortgage-Backed Securities/(1)/... $      4.1  $    0.6 $    (0.5) $      (2.6) $      0.5 $      -- $  (0.5)
                                              ----------  -------- ---------  -----------  ---------- --------- -------
Total........................................ $      4.1  $    0.6 $    (0.5) $      (2.6) $      0.5 $      -- $  (0.5)
                                              ==========  ======== =========  ===========  ========== ========= =======


                                              Total Ending
                                               Balance at
                                              December 31,
                                                  2016
                                              -------------

Commercial Mortgage-Backed Securities/(1)/... $         1.6
                                              -------------
Total........................................ $         1.6
                                              =============

   --------
  /(1)/Amount includes: $0.6 million of Level 3 securities now carried at fair value, which were carried at adjusted cost in prior period and ($0.5) million of Level 3 securities no longer carried at market value, where the adjusted cost is lower than the market value.

   The following table discloses carrying value and estimated fair value (defined within the fair value hierarchy) as of December 31, 2018 and 2017 for financial instruments:

                                                                       AS OF DECEMBER 31, 2018
                                              -------------------------------------------------------------------------
                                                                                                                NOT
                                                                                                 NET ASSET  PRACTICABLE
                                              AGGREGATE   ADMITTED                                 VALUE     (CARRYING
TYPE OF FINANCIAL INSTRUMENT                  FAIR VALUE   ASSETS   LEVEL 1   LEVEL 2   LEVEL 3    (NAV)      VALUE)
----------------------------                  ---------- ---------- -------- ---------- -------- ---------- -----------
                                                                            (IN MILLIONS)
Bonds........................................ $  1,013.6 $  1,065.5 $     -- $  1,002.6 $   11.0 $       --   $      --
Preferred Stock.............................. $      3.8 $      4.2 $    3.8 $       -- $     -- $       --   $      --
Common Stock/(1)/............................ $     72.7 $     55.0 $     -- $       -- $   72.7 $       --   $      --
Mortgage Loans on Real Estate................ $     16.2 $     17.0 $     -- $       -- $   16.2 $       --   $      --
Policy Loans................................. $    121.9 $    109.9 $     -- $       -- $  121.9 $       --   $      --
Derivatives.................................. $     18.7 $     18.7 $     -- $     12.4 $     -- $       --   $      --
Separate Accounts/(2)/....................... $  2,271.8 $  2,276.6 $  421.8 $       -- $     -- $  1,850.0   $      --
Policyholders liabilities:
Investment contracts......................... $      4.9 $      4.9 $     -- $       -- $    4.9 $       --   $      --

   --------
  /(1)/The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2018. The discount is based on SSAP #97 sliding scale and approved by the SVO.
  /(2)/Only Cash and Invested Assets.

                                                                       As of December 31, 2017
                                              -------------------------------------------------------------------------
                                                                                                                Not
                                                                                                 Net Asset  Practicable
                                              Aggregate   Admitted                                 Value     (Carrying
TYPE OF FINANCIAL INSTRUMENT                  Fair Value   Assets   Level 1   Level 2   Level 3    (NAV)      Value)
----------------------------                  ---------- ---------- -------- ---------- -------- ---------- -----------
                                                                            (in millions)
Bonds........................................ $  1,038.0 $  1,021.4 $     -- $  1,032.5 $     -- $       --   $      --
Preferred Stock.............................. $      4.2 $      4.2 $    4.2 $       -- $     -- $       --   $      --
Common Stock/(1)/............................ $     64.8 $     48.6 $     -- $       -- $   64.8 $       --   $      --
Mortgage Loans on Real Estate................ $     16.8 $     17.0 $     -- $       -- $     -- $       --   $      --
Policy Loans................................. $     65.3 $     57.2 $     -- $       -- $   65.3 $       --   $      --
Derivatives.................................. $     88.9 $     88.9 $     -- $     88.9 $     -- $       --   $      --
Separate Accounts/(2)/....................... $  2,432.1 $  2,422.9 $  418.1 $       -- $     -- $  2,014.0   $      --
Policyholders liabilities:
Investment contracts......................... $      4.0 $      4.0 $     -- $       -- $     -- $       --   $      --

   --------
  /(1)/Entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2017. The discount is based on SSAP #97 sliding scale and approved by the SVO.
  /(2)/Only Cash and Invested Assets.

12)REINSURANCE AGREEMENTS

   In 2013, the Company entered into the Reinsurance Agreement with Protective to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business.

   For business not reinsured with Protective, the Company generally reinsures its variable life and interest-sensitive life insurance policies on an excess of retention basis. In 2018, the Company generally retained up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of those limits we typically obtain reinsurance from unaffiliated third parties. The reinsurance arrangements obligate the reinsurer to pay a portion of any death claim in excess of the amount we retain in exchange for an agreed-upon premium. The assumed reinsurance business with AXA Global Re is not a part of the Protective Reinsurance Agreement. Beginning in 2016 the group short and long-term disability is being reinsured with Group Reinsurance Plus (GRP) via a quota share arrangement.

   During the second quarter of 2018, the contracts assumed by Arizona RE were novated to EQAZ, a newly formed affiliated captive insurance company organized under the laws of Arizona, a subsidiary of AEFS. Shortly after the novation of business to EQAZ, AXA RE Arizona was merged with and into AXA Equitable.

   The no lapse guarantee riders on the variable life product with issue dates from September 2006 through December 2008 are being reinsured on a 90% first dollar quota share basis through EQAZ. Beginning in 2009, lapse guarantee riders were no longer offered on the product.

   MLOA has a quota share arrangement with an AXA affiliate AXA Global Re (formerly AXA Cessions), assuming a percentage of excess Life/Disability/A&H business. Premiums and benefits assumed under this treaty were $2.4 million and $2.1 million, respectively, for the year ended December 31, 2018, $2.4 million and $1.8 million, respectively, for the year ended December 31, 2017 and $2.5 million and $1.9 million, respectively, for the year ended December 31, 2016.

   The following table summarizes the effect of reinsurance:

                                                 2018        2017        2016
                                              ----------  ----------  ----------
                                                         (in millions)
Direct premiums.............................. $      719  $      655  $      601
Considerations for supplementary contracts...          4           4           7
Reinsurance assumed..........................          2           2           3
Reinsurance ceded to Protective..............        (76)        (92)       (103)
Reinsurance ceded -- Other...................        (58)        (50)        (50)
                                              ----------  ----------  ----------
Premiums and annuity considerations.......... $      591  $      519  $      458
                                              ==========  ==========  ==========

Reduction in insurance -- Protective
                                              ----------  ----------  ----------
Reserves, at December 31/(1)/................ $    1,314  $    1,383  $    1,389
                                              ==========  ==========  ==========

Reduction in insurance -- Other
                                              ----------  ----------  ----------
Reserves, at December 31..................... $      282  $      289  $      296
                                              ==========  ==========  ==========

   --------
  /(1)/At December 31, 2018 there was $1,023.6 million of assets held in trust at Northern Trust supporting this reinsurance credit.

13)RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

   MLOA waives deduction of deferred fractional premiums upon death of the insured but does not return any portion of the final premium paid beyond the month of death. Surrender values are not promised in excess of the legally computed reserves.

   Substandard policies are valued from basic actuarial principles using the policy's substandard rating.

   At December 31, 2018, the Company had $344.9 million of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation set by the Arizona Department of Insurance. Reserves to cover the above insurance totaled $1.0 million net of reinsurance at December 31, 2018.

14)VARIABLE ANNUITY CONTRACTS -- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") AND GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")

   Insurance reserves for all products meet the aggregate statutory requirements under Arizona Insurance Law and recognize the specific risks related to each product. MLOA issued certain variable annuity contracts with GMDB and GMIB features that guarantee either:

    a) Return of Premium: the benefit is the greater of current account value or premium paid (adjusted for withdrawals);

    b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

    d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

   As a result of the Reinsurance Agreement with Protective, MLOA reinsured 100% of the insurance risk and benefits associated with the GMIB reinsurance contracts to Protective.

15)ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

   Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit liabilities as of December 31, 2018 and 2017 were as follows:

                                                        SEPARATE       SEPARATE
                                              GENERAL ACCOUNTS WITH ACCOUNTS NON-
                                              ACCOUNT  GUARANTEES   GUARANTEED/(1)/  TOTAL   % OF TOTAL
                                              ------- ------------- --------------  -------- ----------
                                                              (IN MILLIONS)
DECEMBER 31, 2018:
SUBJECT TO DISCRETIONARY WITHDRAWAL:
  With fair value adjustment................. $ 183.5  $         -- $           --  $  183.5       16.8%
  At book value less current surrender
   charge of 5% or more......................     2.6            --             --       2.6        0.3%
  At fair value..............................      --            --          527.5     527.5       48.3%
                                              -------  ------------ --------------  -------- ----------
  Total with adjustment or at fair value.....   186.1            --          527.5     713.6       65.4%
                                              -------  ------------ --------------  -------- ----------
  At book value without adjustment (minimal
   or no charge or adjustment)...............   302.7            --             --     302.7       27.7%
Not subject to discretionary withdrawal......    75.3            --             --      75.3        6.9%
                                              -------  ------------ --------------  -------- ----------
Total direct and assumed.....................   564.1            --          527.5   1,091.6      100.0%
                                              -------  ------------ --------------  -------- ==========
Less: Reinsurance ceded......................   559.2            --             --     559.2
                                              -------  ------------ --------------  --------
TOTAL (NET).................................. $   4.9  $         -- $        527.5  $  532.4
                                              =======  ============ ==============  ========

   --------
  /(1)/The entire Separate Accounts annuity reserves are ceded as part of a modified coinsurance treaty with Protective.

                                                          Separate       Separate
                                               General  Accounts with Accounts Non-
                                               Account   Guarantees   guaranteed/(1)/  Total    % of Total
                                              --------- ------------- --------------  -------- -----------
                                                               (in millions)
December 31, 2017:
Subject to discretionary withdrawal:
  With fair value adjustment................. $   194.3 $          -- $           --  $  194.3        16.0%
  At book value less current surrender
   charge of 5% or more......................       2.9            --             --       2.9         0.2%
  At fair value..............................        --            --          637.0     637.0        52.6%
                                              --------- ------------- --------------  -------- -----------
  Total with adjustment or at fair value.....     197.2            --          637.0     834.2        68.8%
                                              --------- ------------- --------------  -------- -----------
  At book value without adjustment (minimal
   or no charge or adjustment)...............     298.8            --             --     298.8        24.6%
Not subject to discretionary withdrawal......      79.2            --             --      79.2         6.6%
                                              --------- ------------- --------------  -------- -----------
Total direct and assumed.....................     575.2            --          637.0   1,212.2       100.0%
                                              --------- ------------- --------------  -------- ===========
Less: Reinsurance ceded......................     571.2            --             --     571.2
                                              --------- ------------- --------------  --------
Total (net).................................. $     4.0 $          -- $        637.0  $  641.0
                                              ========= ============= ==============  ========

   --------
  /(1)/The entire Separate Accounts annuity reserves are ceded as part of a modified coinsurance treaty with Protective.

16)PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

                                                         DECEMBER 31,
                                              ----------------------------------
                                                     2018             2017
                                              -----------------  ---------------
                                                        (IN MILLIONS)
                                                        NET OF          NET OF
LINE OF BUSINESS                               GROSS    LOADING  GROSS  LOADING
--------------------------------------------  -------  --------  ------ --------
Ordinary new business........................ $  (0.1) $   (0.1) $   -- $     --
Ordinary renewal.............................     2.2       2.2     3.4      3.4
Group life...................................     0.4       0.4     0.8      0.8
                                              -------  --------  ------ --------
Total premium and annuity considerations
  deferred and uncollected................... $   2.5  $    2.5  $  4.2 $    4.2
                                              =======  ========  ====== ========

17)SEPARATE ACCOUNTS

   Separate Accounts' Activity

   The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, The Company reported assets and liabilities from the following product lines/transactions in Separate Accounts.

      .   Variable Life

      .   Variable Annuities

   In accordance with the domiciliary state procedures approving items within the Separate Accounts, the Separate Accounts classification of Variable Life and Variable Annuities are supported by Arizona Statute Section 20-651.

   In accordance with the products/transactions recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. (The legal insulation of the Separate Accounts assets prevents such assets from being generally available to satisfy claims resulting from the General Account.)

   As of December 31, 2018 and 2017, the Company's Separate Accounts statement included legally insulated assets of $2,240.3 million and $2,397.0 million, and not legally insulated of $40.5 million and $30.3 million, respectively. The assets legally insulated include $527.6 million and $637.9 million of variable annuities and $1,712.7 million and $1,759.1 million for variable life as of December 31, 2018 and December 31, 2017, respectfully. The non-insulated assets represent variable life.

   In accordance with the products/transaction recorded within the Separate Accounts, some Separate Accounts liabilities are guaranteed by the General Account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.)

   Most of the Separate Accounts' products the Company offers with guarantees from the General Account do not have explicit charges broken out from other M & E charges. For products with explicit charges for guarantees from the General Account, the Separate Accounts have paid risk charges of $0.4 million and $0.3 million and $0.2 million for the years ended
   December 31, 2018, 2017 and 2016, respectively.

   For the years ended December 31, 2018, 2017 and 2016, the General Account of the Company has paid $1.0 million, $0.8 million and $1.8 million toward Separate Accounts' guarantees.

   None of the Company's Separate Accounts engage in securities lending transactions.

   General Nature and Characteristics of Separate Accounts Business

   Separate and variable accounts held by the Company primarily represent funds for individual flexible payment variable annuity contracts of a non-guaranteed nature. These variable annuities generally provide incidental death benefit of the greater of account value or premium paid less any surrenders and surrender charges. Certain other Separate Accounts are used as funding vehicles for flexible premium variable life insurance policies, variable universal life insurance policies, survivorship variable universal life insurance policies, and corporate sponsored variable universal life insurance policies. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets and liabilities of these accounts are carried at market. This business has been included in Column 4 of the table below. Certain other Separate Accounts are used as funding vehicles for variable universal life insurance policies. These policies provide guaranteed interest rates of 4% or less or are segregated assets to support the equity indexed option of these policies. The assets of these Separate Accounts are carried at amortized cost. This business has been included in Column 1 and Column 2 of the table below.

   Information regarding the Separate Accounts of the Company is as follows (in millions):

                                                SEPARATE ACCOUNTS WITH GUARANTEES
                                              -------------------------------------
                                                        NON-INDEXED    NON-INDEXED  NON-GUARANTEED
                                                       GUARANTEE LESS   GUARANTEE      SEPARATE
                                              INDEXED THAN/EQUAL TO 4% MORE THAN 4%    ACCOUNTS      TOTAL
                                              ------- ---------------- ------------ --------------- --------
                                                                      (IN MILLIONS)
PREMIUMS, CONSIDERATIONS OR DEPOSITS FOR THE
  YEAR ENDED DECEMBER 31, 2018............... $    --  $            -- $         -- $         239.0 $  239.0
                                              =======  =============== ============ =============== ========
RESERVES AT DECEMBER 31, 2018 FOR ACCOUNTS
  WITH ASSETS AT:
  Market value............................... $    --  $            -- $         -- $       1,664.6 $1,664.6
  Amortized cost.............................    30.3            373.5           --              --    403.8
                                              -------  --------------- ------------ --------------- --------
  Total reserves............................. $  30.3  $         373.5 $         -- $       1,664.6 $2,068.4
                                              =======  =============== ============ =============== ========

BY WITHDRAWAL CHARACTERISTICS:
  Subject to discretionary withdrawal:
   With market value adjustment.............. $  30.3  $            -- $         -- $            -- $   30.3
   At book value without market value
     adjustment and with current surrender
     charge of 5% or more....................      --               --           --         1,664.6  1,664.6
   At market value
   At book value without market value
     adjustment and with current surrender
     charge less than 5%.....................      --            373.5           --              --    373.5
                                              -------  --------------- ------------ --------------- --------
     Subtotal................................    30.3            373.5           --         1,664.6  2,068.4
  Not subject to discretionary withdrawal....      --               --           --              --       --
                                              -------  --------------- ------------ --------------- --------
  Total (Gross: Direct and Assumed)/(1)/..... $  30.3  $         373.5 $         -- $       1,664.6 $2,068.4
                                              =======  =============== ============ =============== ========

   --------
  /(1)/The Separate Accounts reserves are subject to $952.6 million of MODCO
       Reinsurance with Protective.

18)LOSS/CLAIM ADJUSTMENT EXPENSES

   The liability for unpaid claims and claim expenses as of December 31, 2018 and 2017 is as follows:

                LIABILITY FOR UNPAID CLAIMS AND CLAIM EXPENSES

                                              DECEMBER 31,
                                              -----------
                                              2018    2017
                                              -----  -----
                                              (IN MILLIONS)
Group Employee Benefits...................... $31.3  $12.0
                                              =====  =====

Gross Balance at January 1,.................. $12.0  $ 1.1
Less Reinsurance.............................   4.1    0.1
                                              -----  -----
Net Balance at January 1,.................... $ 7.9  $ 1.0
                                              -----  -----

Incurred Claims (net) Related to:
Current Year................................. $41.9  $17.3
Prior Year...................................    --   (0.5)
                                              -----  -----
Total Incurred............................... $41.9  $16.8
                                              -----  -----

                                                 DECEMBER 31,
                                              -------------------
                                                2018      2017
                                              --------- ---------
                                                 (IN MILLIONS)
Paid Claims (net) Related to:
Current Year................................. $    24.6 $     9.7
Prior Year...................................       4.8       0.2
                                              --------- ---------
Total Paid................................... $    29.4 $     9.9
                                              --------- ---------

Net Balance at December 31,.................. $    20.4 $     7.9
Add Reinsurance..............................      10.9       4.1
                                              --------- ---------
Gross Balance at December 31,................ $    31.3 $    12.0
                                              ========= =========

   The table below presents incurred and paid claims development as of December 31, 2018, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability ("IBNR") for MLOA's long-term disability business:

                                 2018      2017     IBNR   CLAIM FREQUENCY
                               --------- -------- -------- ---------------
                                     (IN MILLIONS)
Long-term Disability
  Incurral Year
                          2017 $    2.5  $    3.1 $     --            107
                                                                      ====
                          2018      7.4        --      2.8            146
                               --------- -------- --------            ====
  Cumulative LTD Incurred
   Claims..................... $    9.9  $    3.1 $    2.8
                               ========= ======== ========

   The table below presents incurred and paid claims development as of December 31, 2017, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability ("IBNR") for MLOA's long-term disability business:

                                                2017     IBNR   Claim Frequency
                                              -------- -------- ---------------
                                                (in millions)
Long-term Disability
  Incurral Year
                                         2017 $    3.1 $    1.2             56
                                              -------- --------             ===
  Cumulative LTD Incurred Claims............. $    3.1 $    1.2
                                              ======== ========

   The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits. The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.

   MLOA discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on the prescribed Statutory rates by year of incurral.

   The following table reconciles the long-term disability net incurred and paid claims development table to the liability for unpaid claims and claim expenses in the Company's balance sheet as of December 31, 2018 and 2017:

                                                  DECEMBER 31,
                                              --------------------
                                                 2018       2017
                                              ---------  ---------
                                                  (IN MILLIONS)
LONG-TERM DISABILITY CLAIM DEVELOPMENT
TABLE, NET OF REINSURANCE
Undiscounted LTD Incurred Claims, net of
  reins...................................... $     9.9  $     3.2
Subtract Cumulative LTD Paid Claims, net of
  reins......................................      (1.3)      (0.1)
Subtract Impact of LTD Discounting, net of
  reins......................................      (0.8)      (0.1)
                                              ---------  ---------
LTD liabilities for unpaid claim and claim
  expense, net of reinsurance................ $     7.8  $     3.0
                                              ---------  ---------

UNPAID CLAIMS AND CLAIM EXPENSES, NET OF
REINSURANCE
LTD liabilities for unpaid claim and claim
  expense, net of reinsurance................ $     7.8  $     3.0
Other short-duration contracts, net of
  reinsurance................................      12.6        4.9
                                              ---------  ---------
Total liabilities for unpaid claim and claim
  expense, net of reinsurance................ $    20.4  $     7.9
                                              ---------  ---------

REINSURANCE RECOVERABLE ON UNPAID CLAIMS
Long-term disability......................... $     8.9  $     3.3
Other short-duration contracts...............       2.0        0.8
                                              ---------  ---------
Total Reinsurance Recoverable................ $    10.9  $     4.1
                                              ---------  ---------
TOTAL LIABILITY FOR UNPAID CLAIM AND CLAIM
  EXPENSE.................................... $    31.3  $    12.0
                                              =========  =========

19)DEBT AND FEDERAL HOME LOAN BANK ("FHLB")

   The Company has no debt and capital note obligations outstanding as of December 31, 2018 or 2017.

   During 2018, the Company invested $2.0 million in Class B membership stock in the FHLB. There was no investment in 2017. As a result of the investment, the Company has the capacity to borrow up to $300 million from the FHLB. As of December 2018, the Company had no borrowings from FHLB.

20)SHARE-BASED COMPENSATION

   Certain employees of AXA Equitable who perform services for MLOA participate in various share-based payment arrangements sponsored by Equitable Holdings or AXA. MLOA was allocated $3 million of compensation costs, included in Operating expenses in the statements of operations -- statutory basis, for share-based payment arrangements during each of the years ended December 31, 2018, 2017 and 2016.

21)SUBSEQUENT EVENTS

   On February 7, 2019, the Arizona Department of Insurance granted the Company permission to accrue as of December 31, 2018, a $70.0 million capital contribution from its parent AEFS. This amount was settled on February 20, 2019.

   On March 25, 2019, AXA completed a follow-on secondary offering of 46 million shares of common stock of Equitable Holdings and the sale to Equitable Holdings of 30 million shares of common stock of Equitable Holdings. Following the completion of this secondary offering and share buyback by Equitable Holdings, AXA owns 48.3% of the shares of common stock of Equitable Holdings. As a result, Equitable Holdings is no longer a majority owned subsidiary of AXA.

   Events and transactions subsequent to the balance sheet date have been evaluated by management, for purpose of recognition or disclosure in these financial statements, through their date of issue on April 12, 2019.

MONY Life Insurance Company of America


SUPPLEMENT DATED MAY 1, 2019 TO PROSPECTUS DATED MAY 1, 2019 FOR


INCENTIVELIFE OPTIMIZER(R) III
--------------------------------------------------------------------------------

This Supplement concerns an additional investment option under our IncentiveLife Optimizer(R) III policy ("your policy"). The additional investment option is our Market Stabilizer Option(R) ("MSO"), which is available to you, if you have received this Supplement. The MSO gives you the opportunity to earn interest that we will credit based in part on the performance of the S&P 500 Price Return Index, excluding dividends, over approximately a one year period. Any amount that you decide to invest in the MSO is allocated to a "Segment", each of which has a specific start date and a limited duration. On the final day of the Segment, the index-linked return associated with that Segment will be applied to your Segment Account Value (as defined in the MSO Prospectus), and may be positive, zero or negative. Please be aware that the possibility of a negative return on this investment at the end of a Segment Term could result in a significant loss of principal.


The purpose of this Supplement is solely to add to the IncentiveLife Optimizer(R) III Prospectus dated May 1, 2019 (the "Optimizer Prospectus") a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) Prospectus ("MSO Prospectus") dated May 1, 2019. All of the information in the Optimizer Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the Optimizer Prospectus) or in the MSO Prospectus.


Accordingly, you should read this Supplement in conjunction with the Optimizer Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Optimizer Prospectus.

GROWTH CAP RATE AVAILABLE DURING INITIAL YEAR

If you allocate policy account value to any Segment that commences during the first year that the MSO is available to you under your policy, you are eligible for a Growth Cap Rate that is at least 15%. Please see "Growth Cap Rate Available During Initial Year" in the "Description of the Market Stabilizer Option(R)" section of the MSO Prospectus for more details.

NO TRANSFER CHARGES IN CONNECTION WITH THE MSO

Although we generally reserve the right to impose up to a $25 charge for transfers under your policy, we will never apply this charge for any transfers into or out of the MSO.

Accordingly, the following language is added to footnote 7 on page 9 of the Optimizer Prospectus (which appears in the section entitled "Tables of policy charges"): Nor will this charge apply to any transfers to or from any Market Stabilizer Option(R) ("MSO") that we make available as an investment option under a Policy or any transfers to or from any MSO Holding Account. Please refer to the MSO Prospectus for information about the MSO and the related "Holding Account."

CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled "Periodic charges other than underlying trust portfolio operating expenses" on page 7 of the Optimizer Prospectus and also replace in their entirety the items in the chart in the "Fee Table Summary" section of the MSO Prospectus:

-----------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/

  MSO VARIABLE INDEX BENEFIT    On the MSO Segment Start Date           0.75% of policy account value
  CHARGE                                                                allocated

  MSO VARIABLE INDEX            At the beginning of each policy month   1.65% calculated as an annual % of
  SEGMENT ACCOUNT CHARGE        during the MSO Segment Term             your Segment Account Value/(2)/

  MSO LOAN SPREAD/(3)/ FOR      On each policy anniversary (or on loan  5%
  AMOUNTS OF POLICY LOANS       termination, if earlier)
  ALLOCATED TO MSO SEGMENT

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(4)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                prior to its Segment Maturity Date
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as "Segment," "Segment Term," "Segment Start Date," "Segment Account Value" and "Early Distribution Adjustment").
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The "spread" is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO Prospectus for more information.
(4)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO Prospectus for more information about the index and Early Distribution Adjustment.


EVM 21 (5/19)                                                          #639126
NB/IF                                                       Cat #154172 (5/19)

TRANSFERS INTO AND OUT OF THE MSO

If you elect to transfer account value to the MSO, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount (as defined in the MSO Prospectus). There are also additional restrictions that may apply. For more information about transfers into and out of the MSO, see "Transfers" in the "Description of the Market Stabilizer Option(R)" section of the MSO Prospectus.

NO PAID-UP DEATH BENEFIT GUARANTEE OR EXTENDED NO LAPSE GUARANTEE

The paid-up death benefit guarantee and extended no lapse guarantee are not applicable to your policy. Accordingly, please ignore all references to the paid-up death benefit guarantee and extended no lapse guarantee in the MSO Prospectus.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled "How we allocate charges among your investment options" on page 10 of the Optimizer Prospectus:

Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's unloaned guaranteed interest option. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any MSO Segment.) The Charge Reserve Amount at the beginning of any Segment is the estimated amount required to pay all monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the remainder of the Segment Term.

While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the unloaned guaranteed interest option, rather than from the investment options from which those charges otherwise would be deducted. If you have insufficient policy account value in the unloaned guaranteed interest option to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from any variable investment options (other than any Segments) that you are then using. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction from any MSO Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

If we have to make any distribution from an MSO Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

Please refer to the MSO Prospectus for detailed information about the above procedures.

MAKING WITHDRAWALS FROM YOUR POLICY

If you have allocated policy amounts to the MSO and plan to take a withdrawal from your policy, significantly different procedures and additional restrictions may apply. Please see "Withdrawals" in the "Description of the Market Stabilizer Option(R)" section of the MSO Prospectus for more information.

BORROWING FROM YOUR POLICY

If you have allocated policy amounts to the MSO and plan to take a loan from your policy, significantly different procedures and additional restrictions may apply. Please see "Loans" in the "Description of the Market Stabilizer Option(R)" section of the MSO Prospectus for more information.

SURRENDERING YOUR POLICY

If you have allocated policy amounts to the MSO and plan to surrender your policy, significantly different procedures and additional restrictions may apply. Please see "Cash Surrender Value, Net Cash Surrender Value and Loan Value" in the "Description of the Market Stabilizer Option(R)" section of the MSO Prospectus for more information.

CANCELING YOUR POLICY

If you have allocated policy amounts to the MSO, different procedures may apply. Please see "Your right to cancel within a certain number of days" in the "Description of the Market Stabilizer Option(R)" section of the MSO Prospectus for more information about canceling your policy.

                        MONY Life Insurance of America
                           525 Washington Boulevard
                             Jersey City, NJ 07310


  Copyright 2019 MONY Life Insurance Company of America. All rights reserved.


  IncentiveLife Optimizer(R) III is issued by MONY Life Insurance Company of
                                    America
    and is a registered trademark of AXA Equitable Life Insurance Company.

                                    PART C

                               OTHER INFORMATION

Item 26. Exhibits

(a)   Board of Directors Resolutions.

      (1) Secretary's Certificate certifying the (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account K, incorporated herein by reference to Exhibit 26(a)(1) to Registration Statement on Form N-6 (File No. 333-191149) filed on December 10, 2013.

(b)   Custodian Agreements. Not applicable.

(c)   Underwriting Contracts.

      (1) Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, is incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

            (a)(i)Form of the First Amendment dated as of October 1, 2013 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

           (a)(ii)Second Amendment dated as of August 1, 2015 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on
                  April 19, 2016.

      (2) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (3) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (4) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

      (4)   (a)  First Amendment dated as of August 1, 2006 to General Agent
                 Sales Agreement by and between MONY Life Insurance Company of America and AXA Network incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

      (4)   (b)  Second Amendment dated as of April 1, 2008 to General Agent
                 Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to Exhibit (d) (ii) to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

      (4)   (c)  Form of THIRD AMENDMENT to General Agent Sales Agreement dated as of October 1, 2013 by and between MONY LIFE INSURANCE COMPANY OF AMERlCA and AXA NETWORK, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 21, 2015.

      (4)   (d)  Form of Fourth Amendment to General Agent Sales Agreement,
                 dated as of October 1, 2014 by and between MONY LIFE INSURANCE COMPANY OF AMERICA ("MONY America") and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 21, 2015.

      (4)   (e)  Fifth Amendment to General Agent Sales Agreement, dated as of
                 June 1, 2015 by and between MONY LIFE INSURANCE COMPANY OF AMERICA ("MONY America") and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, previously filed with this Registration Statement on Form N-6 (File No. 333-207014) on December 23, 2015.

      (4)   (f)  Sixth Amendment to General Agent Sales Agreement, dated as of
                 August 1, 2015, by and between MONY Life Insurance Company of America ("MONY America"), an Arizona life insurance company, and AXA NETWORK, LLC, a Delaware limited liability company ("General Agent"), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

      (4)   (g)  Seventh Amendment to the General Agent Sales Agreement, dated as of April 1, 2016, is by and between MONY Life Insurance Company of America ("MONY America"), an Arizona life insurance company, and AXA Network, LLC, a Delaware limited liability company ("General Agent"), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

      (5) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(d)   Contracts. (Including Riders and Endorsements)

      (1) Form of Flexible Premium Variable Life Insurance Policy for IncentiveLife Optimizer III (ICC15-100), previously filed with this Registration Statement on Form N-6, File No. 333-207014 on December 23, 2015.

      (2) Form of Children's Term Rider (Form R94-218), incorporated herein by reference to exhibit 26(d)(3) to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (3) Form of Disability Rider - Waiver of Monthly Deductions (Form R94-216), incorporated herein by reference to exhibit 26(d)(4) to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (4) Form of Disability Waiver of Premium or Monthly Deductions Rider (ICC15-R15-210) previously filed with this Registration Statement, File No. 333-207014 on December 23, 2015.

      (5)    Form of Option to Purchase Additional Insurance Rider
             (Form R94-204), incorporated herein by reference to exhibit 26(d)(5) to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (6) Form of Substitution of Insured Person Rider (Form R94-212), incorporated herein by reference to exhibit 26(d)(8) to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (7) Form of Accelerated Death Benefit Rider (Form R06-70), incorporated herein by reference to exhibit 26(d)(9) to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (8) Form of Accelerated Death Benefit Rider (ICC11-R11-90) previously filed with this Registration Statement, File No. 333-207014 on December 23, 2015.

      (9) Form of Loan Extension Endorsement (Form S.05-20), incorporated herein by reference to exhibit 26(d)(10) to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (10) Form of Endorsement (Form S.07-20) incorporated herein by reference to exhibit 26(d)(12) to the registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (11) Form of Charitable Legacy Rider, incorporated herein by reference to exhibit 26(d)(13) to the registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (12) Form of Variable Indexed Option Rider (R09-30), incorporated herein by reference to Exhibit (4)(a) to the registration statement on Form S-3 (File No. 333-167938) filed on September 30, 2010.

      (13) Form of Variable Index Option Rider (ICC15-R15-200) previously filed with this Registration Statement, File No. 333-207014 on December 23, 2015.

      (14) Accelerated Death Benefit Rider for Long-Term Care Services Rider (ICC12-R12-10) incorporated herein by reference to exhibit 26(d)(xxx) to Registration Statement on Form N-6 (File No. 333-103199), filed on April 26, 2012.

      (15) Form of Endorsement (Form S.12-15), incorporated herein by reference to exhibit 26(d)(16) to the registration statement on Form N-6 (File No. 333-134304) on April 25, 2013.

      (16) Form of Liquidity Rider (ICC15-R15-230) previously filed with this Registration Statement on Form N-6, File No. 333-207014 on December 23, 2015.

      (17) Form of No Lapse Guarantee Rider (ICC15-R15-220), previously filed with this Registration Statement on Form N-6, File No. 333-207014 on December 23, 2015.

      (18) Aviation Exclusion Rider (ICC14-R-80), incorporated herein by reference to Exhibit 26(d)(26) to Registration Statement on Form N-6 (File No. 333-191149) filed on April 25, 2015.

      (19) Military Aviation Exclusion Rider (ICC14-R14-100), incorporated herein by reference to Exhibit 26(d)(27) to Registration Statement on Form N-6 (File No. 333-191149) filed on April 25, 2015.

      (20) Aerial Activities Exclusion Rider (ICC1-R14-110), incorporated herein by reference to Exhibit 26(d)(28) to Registration Statement on Form N-6 (File No. 333-191149) filed on April 25, 2015.

      (21) Racing Activities Exclusion Rider (ICC14-R14-120), incorporated herein by reference to Exhibit 26(d)(29) to Registration Statement on Form N-6 (File No. 333-191149) filed on April 25, 2015.

(e)   Applications.

      (1) Form of Application (AXA-Life-2011 (rev. 11/11) incorporated herein by reference to Exhibit 26 (e) (i) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

      (2) Form of Application (ICC11-AXA-CTR) incorporated herein by reference to Exhibit 26 (e) (vii) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

      (3) Form of Application (ICC11-AXA-FIN (rev. 11/11)) incorporated herein by reference to Exhibit 26 (e) (viii) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

      (4) Form of Application (ICC11-AXA-TCPO) incorporated herein by reference to Exhibit 26 (e) (ix) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

      (5) Form of Application (ICC12-AXA-CI) incorporated herein by reference to Exhibit 26 (e) (x) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

      (6) Form of Application (ICC12-AXA-LTC) incorporated herein by reference to Exhibit 26 (e) (xi) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

      (7) Form of Application (ICC12-AXA-GI) incorporated herein by reference to Exhibit 26 (e) (iv) to the Registration Statement on Form N-6, (File No. 333-207015) filed on December 23, 2015.

      (8) Form of Application (ICC15-MLOA-ILOpt), previously filed with this Registration Statement on Form N-6, File No. 333-207014 on December 23, 2015.

      (9) Form of Application (MLOA-ILOpt-2015 (PAV)), previously filed with this Registration Statement on Form N-6, File No. 333-207014 on December 23, 2015.

      (10) Form of Application (MLOA-ILOpt-2015 (PRF)), previously filed with this Registration Statement on Form N-6, File No. 333-207015 on December 23, 2015.

      (11) Form of Application (ICC15-AXA-Life) incorporated herein by reference to Exhibit 26 (e) (iii) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

      (12) Form of Application (ICC15-AXA-OWNR) incorporated herein by reference to Exhibit 26 (e) (xii) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

(f)   Depositor's Certificate of Incorporation and By-Laws.

      (1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (2) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(g)   Reinsurance Contracts.

      (g)(i) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(i)(a) Amendment No. 1 effective April 1, 2010 to the Automatic Reinsurance Agreement between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(ii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Hannover Life Reassurance Company of America, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii)(a) Amendment No. 1 effective July 15, 2011 between AXA Equitable
                  Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc. , incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iv) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and General Re Life Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(v) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and RGS Reinsurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(h)   Participation Agreements.

      (1) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference the Registration Statement on Form N-4 (File No. 333-72632) filed on May 4, 2005.

      (1)(a) AMENDED AND RESTATED PARTICIPATION AGREEMENT, made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company ("MONY"), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an "Account"), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware ("Trust") and AXA DISTRIBUTORS, LLC, a Delaware limited liability company(the "Distributor"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

            (a)(i)Amendment No. 1, dated as of June 4, 2013 ("Amendment
                  No. 1"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

           (a)(ii)Amendment No. 2, dated as of October 21, 2013 ("Amendment
                  No. 2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

          (a)(iii)Amendment No. 3, dated as of November 1, 2013 ("Amendment
                  No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

           (a)(iv)Amendment No. 4, dated as of April 4, 2014 ("Amendment
                  No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

            (a)(v)Amendment No. 5, dated as of June 1, 2014 ("Amendment
                  No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

           (a)(vi)Amendment No. 6, dated as of July 16, 2014 ("Amendment
                  No. 6"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

          (a)(vii)Amendment No. 7, dated as of July 16, 2014 ("Amendment
                  No. 7"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 16, 2015.

         (a)(viii)Amendment No. 8, dated as of December 21, 2015 ("Amendment No. 8"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

           (a)(ix)Amendment No. 9, dated as of December 9, 2016 ("Amendment
                  No. 9"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

            (a)(x)Amendment No. 10 dated as of May 1, 2017 to the Amended and
                  Restated Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed April 28, 2017.

           (a)(xi)Amendment No. 11 dated as of November 1, 2017 to the Amended and Restated Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed October 27, 2017.

          (a)(xii)Amendment No. 12 dated as of July 12, 2018 to the Amended and Restated Participation Agreement among the EQ Advisor Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 31, 2018.

      (2) Participation Agreement -- among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-134304) on August 25, 2006.

      (2)(a) Amended and Restated Participation Agreement made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company ("MONY"), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an "Account"), AXA PREMIER VIP TRUST, a business trust organized under the laws of the State of Delaware ("Trust") and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the "Distributor"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

            (a)(i)Amendment No. 1, dated as of October 21, 2013 ("Amendment
                  No. 1"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

           (a)(ii)Amendment No. 2, dated as of November 1, 2013 ("Amendment No.2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties")., incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on February 11, 2014.

          (a)(iii)Amendment No. 3, dated as of April 18, 2014 ("Amendment
                  No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

           (a)(iv)Amendment No. 4, dated as of July 8, 2014 ("Amendment
                  No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

            (a)(v)Amendment No. 5, dated as of September 26, 2015 ("Amendment
                  No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

      (3) Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

      (4) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File
             No. 333-153809) filed on July 8, 2011.

             (i) Amendment No. 1, dated February 19, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc. (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File
                  No. 333-134304) on April 21, 2010.

             (ii) Amendment No. 3, dated September 1, 2013 to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc., and American Century Investment Services, Inc. (together, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (5) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated
             October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

             (i) Amendment No. 1, dated February 16, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009 (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement (File No. 333-134304) on April 21, 2010.

             (ii) Amendment No. 3, dated as of August 31, 2013, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009 (together, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (6) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and

             Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

            (i) Amendment No. 1, dated April 1, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File No. 333-178750) on April 21, 2010.

            (ii) Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

            (iii) Amendment No. 3 dated September 5, 2013 to the Participation
                  Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

            (iv) Amendment No. 4, dated October 14, 2013, to the Participation Agreement (the "Agreement"), dated October 23, 2009, as amended, by and among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc, and MONY Life Insurance Company of America .(the "Company", (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

            (v) Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

            (vi) Amendment No. 6 dated April 28, 2017 to the Participation Agreement dated October 23, 2009 among Ivy Distributors, Inc., Ivy Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

      (7) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

            (i) Amendment No. 1, dated February 18, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File No. 333-134304) on
                  April 26, 2012.

            (ii) Amendment No. 3, dated October 20, 2013, to the Participation Agreement (the "Agreement"), dated October 20, 2009, by and among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., Lazard Asset Management Securities LLC, and MONY Life Insurance Company of America (together, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (8) Amended and Restated Participation Agreement dated April 16, 2010 among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

             (i) First Amendment, effective October 24 , 2013 to the Amended and Restated Participation Agreement, (the "Agreement'"), dated April 16, 2010, as amended, by and among MONY Life Insurance Company of America (the "Company"), and Fidelity Distributors Corporation; and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, the ''Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (9) Participation Agreement dated May 1, 2003 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

             (i) Amendment No. 3 dated as of May 1, 2010 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC incorporated herein by reference to the Registration Statement (File No. 333-134304) on
                  April 26, 2012.

             (ii) Amendment No. 4 dated as of August 30, 2013 to Participation
                  Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC, previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (10) Amended and Restated Participation Agreement dated March 15, 2010 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MONY Life Insurance Company of America and MFS Fund Distributors incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

             (i) First Amendment, effective October 18 2013, to the Amended and Restated Participation Agreement dated March 15, 2010 (the "Agreement"), by and among MONY Life Insurance Company of America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Fund Distributors, Inc. (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (11) Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America, incorporated herein by reference to registration statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

            (i) Third Amendment dated October 20, 2009 to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

            (ii) Fifth Amendment, effective October 17, 2013 to that certain Participation Agreement, (the "Agreement"), dated December 1, 2001, as amended, by and among MONY Life Insurance Company of America (the "Company"), PIMCO Variable Insurance Trust and PIMCO Investments LLC (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (12) Participation Agreement dated October 21, 1998 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

             (i) Amendment No. 2 dated April 12, 2010 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc.,
                  T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

             (ii) Third Amendment, effective October 8, 2013 to the
                  Participation Agreement (the "Agreement"), dated October 21, 1998, as amended, by and among MONY Life Insurance Company of America (the "Company"), T. Rowe Price Equity Series, Inc.,
                  T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Services, Inc. (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (13) Participation Agreement among Van Eck Worldwide Insurance Trust, and MONY Life Insurance Company of America, Van Eck Securities Corp., and Van Eck Associates Corporation incorporated herein by reference to registration statement on Form N-4 (File
             No. 333-160951) filed on November 16, 2009.

             (i) Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

             (ii) Second Amendment, effective October 15, 2013 to the
                  Participation Agreement (the "Agreement"), dated January 1, 1997, as amended, by and among MONY Life Insurance Company of America (the "Company"), Van Eck VIP Trust (flkla Van Eck Worldwide Insurance Trust), Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (14) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

             (i) Second Amendment, effective October 8, 2013 to the Participation Agreement, (the "Agreement"), dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America (the "Company"), American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(i)   Administrative Contracts.

      (i) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

(j)   Other Material Contracts. Not applicable.

(k)   Legal Opinion.

      (i) Opinion and consent of Shane Daly, Vice President and Associate General Counsel, filed herewith.

(l)   Actuarial Opinion.

      (i) Opinion and consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of MONY America filed herewith.

(m)   (i)    Sample Calculation for Illustrations filed herewith.

(n)   Other Opinions.

      (i)    Consent of PricewaterhouseCoopers LLP filed herewith.

      (ii)   Powers of Attorney, filed herewith.

(o)   Omitted Financial Statements. No financial statements are omitted from
      Item 24.

(p)   Initial Capital Agreements. Not applicable.

(q) Redeemability Exemption. Previously filed with this Registration Statement, File No. 333-207014 on Form N-6 on December 23, 2015.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               MONY AMERICA
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
3304 Ibiza Lane
Naples, FL 34114

Gerald Harlin                  Director
AXA
21, Avenue Matignon
75008 Paris, France

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Bertrand Poupart-Lafarge       Director
AXA France
313 Terrasse de l'Arche
92727 Nanterre Cedex, France

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Karima Silvent                 Director
AXA
25, Avenue Matignon
75008 Paris, France

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

OTHER OFFICERS

*Nicholas B. Lane              President

*Dave S. Hattem                Senior Executive Vice President, General
                               Counsel and Secretary

*Jeffrey J. Hurd               Senior Executive Vice President and Chief
                               Operating Officer

*Anders B. Malmstrom           Senior Executive Vice President and Chief
                               Financial Officer

*Marine de Boucaud             Senior Vice President and Chief Human Resources
                               Officer

*Kermitt J. Brooks             Senior Vice President and Deputy General Counsel

*Michael B. Healy              Senior Vice President and Chief Information
                               Officer

*Andrea M. Nitzan              Senior Vice President, Chief Accounting Officer
                               and Controller

*Adrienne Johnson              Senior Vice President and Chief Transformation
                               Officer

*Kevin Molloy                  Senior Vice President and Investor Relations
                               Officer

*Keith Floman                  Senior Vice President and Deputy Chief Actuary

*David Kam                     Senior Vice President and Actuary

*Michel Perrin                 Senior Vice President and Actuary

*Nicholas Huth                 Senior Vice President, Chief Compliance Officer
                               and Associate General Counsel

*Kathryn Ferrero               Senior Vice President and Chief Marketing
                               Officer

*David W. Karr                 Senior Vice President

*Dominique Baede               Senior Vice President

*Christina Banthin             Senior Vice President and Associate General
                               Counsel

*Eric Colby                    Senior Vice President

*Graham Day                    Senior Vice President

*Matthew Drummond              Senior Vice President

*Glen Gardner                  Senior Vice President

*Ronald Herrmann               Senior Vice President

*Steven M. Joenk               Senior Vice President and Chief Investment
                               Officer

*Kevin M. Kennedy              Senior Vice President

*Kenneth Kozlowski             Senior Vice President

*Susan La Vallee               Senior Vice President

*Barbara Lenkiewicz            Senior Vice President

*Carol Macaluso                Senior Vice President

*William MacGregor             Senior Vice President and Associate General
                               Counsel

*James Mellin                  Senior Vice President

*Hillary Menard                Senior Vice President

*Yogita R. Natik               Senior Vice President

*Prabha ("Mary") Ng            Senior Vice President

*James O'Boyle                 Senior Vice President

*Michel Perrin                 Senior Vice President

*Manuel Prendes                Senior Vice President

*Robin M. Raju                 Senior Vice President

*Anthony F. Recine             Senior Vice President and Chief Auditor

*Trey Reynolds                 Senior Vice President

*Steven I. Rosenthal           Senior Vice President

*Aaron Sarfatti                Senior Vice President and Chief Risk Officer

*Stephen Scanlon               Senior Vice President

*Samuel Schwartz               Senior Vice President

*Michael Simcox                Senior Vice President

*Theresa Trusskey              Senior Vice President

*Marc Warshawsky               Senior Vice President

*Melisa Waters                 Senior Vice President

*Antonio Di Caro               Senior Vice President

*Shelby Hollister-Share        Senior Vice President

*Yun ("Julia") Zhang           Senior Vice President and Treasurer

ITEM 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

         No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

         Set forth below is the subsidiary chart for the Holding Company:

         (a) The AXA Equitable Holdings, Inc. - Subsidiary Organization Chart Q1-2019 is incorporated herein by reference to Exhibit 26(a) of Registration Statement (File No. 2-30070) on Form N-4, filed April 16, 2019.

   Item 29. Indemnification

   The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

   SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

   The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

   SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

   The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

   SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

   The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Item 30. PRINCIPAL UNDERWRITERS

         (a) AXA Advisors, LLC and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Accounts A, K and L. In addition, AXA Advisors is the principal underwriter of AXA Equitable's Separate Account 301.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director and President

*Aaron Sarfatti                    Director

*Ralph E. Browning, II             Chief Privacy Officer

*Mary Jean Bonadonna               Chief Risk Officer

*Stephen Lank                      Chief Operating Officer

*Patricia Boylan                   Broker Dealer Chief Compliance Officer

*Yun ("Julia") Zhang               Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Nicholas J. Gismondi              Vice President and Controller

*James O'Boyle                     Senior Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricarsdi                Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Investment Advisor Chief Compliance Officer

*Christian Cannon                  Vice President and General Counsel

*Samuel Schwartz                   Vice President

*Dennis Sullivan                   Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Francesca Divone                  Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 -------------------------------------------

*Ronald Herrmann                   Director and Senior Vice President

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred Ayensu-Ghartey             Vice President and General Counsel

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun ("Julia") Zhang               Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Matthew Drummond                  Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Gass                   Vice President

*Timothy Jaeger                    Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Samuel Schwartz                   Vice President

*Martin Woll                       Principal Operations Officer

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Sarah Vita                        Vice President

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

* Principal Business Address:
1290 Avenue of the Americas, NY, NY 10104

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

   Item 31. Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison Street, Syracuse, New York 13202.

   Item 32. Management Services

   All management contracts are discussed in Part A or Part B.

   Item 33. Fee Representation

   MONY Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 19th day of April, 2019.

                                            MONY America Variable Account K of
                                            MONY Life Insurance Company of
                                            America
                                                          (Registrant)

                                            By:    MONY Life Insurance Company
                                                           of America
                                                           (Depositor)

                                            By:  /s/ Shane Daly
                                                 -------------------------------
                                                 Shane Daly
                                                 Vice President and Associate
                                                 General Counsel

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on the 19th day of April, 2019.

                                 MONY Life Insurance Company of America
                                               (Depositor)

                                 By: /s/ Shane Daly
                                     ----------------------------------
                                     Shane Daly
                                     Vice President and Associate
                                     General Counsel

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom                     Senior Executive Vice President and
                                         Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea Nitzan                           Executive Vice President, Chief
                                         Accounting Officer and Controller

*DIRECTORS:

Thomas Buberl             Mark Pearson
Gerald Harlin             Bertram Scott
Barbara Fallon-Walsh      George Stansfield
Daniel G. Kaye            Karima Silvent
                          Bertrand Poupart-Lafarge

*By:  /s/ Shane Daly
      ---------------------
      Shane Daly
      Attorney-in-Fact
      April 19, 2019

                                 EXHIBIT INDEX

                                                                TAG
        EXHIBIT NO.                DESCRIPTION                 VALUES
        -----------                -----------                 ------

            26(k)(i). Opinion and Consent of Shane Daly      EX-99.26ki

            26(l)(i)  Opinion and Consent of Brian Lessing   EX-99.26li

            26(m)(i)  Sample Calculation for Illustrations   EX-99.26mi

            26(n)(i)  Consent of PricewaterhouseCoopers LLP  EX-99.26ni

            26(n)(ii) Powers of Attorney                     EX-99.26nii